UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1.	Report to Shareholders.

2

APRIL 30

SEMI-ANNUAL

R E P O R T

EQUITY FUNDS

TCW Focused Equities Fund

TCW Global Real Estate Fund

TCW High Dividend Equities Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2017. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2017, the TCW Funds held total net assets of approximately $17 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2017 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

U.S. stocks rose 13.3% (S&P 500 Index-Total Return) during the period under review, with the Dow Jones Industrial Average’s 8% gain in the five weeks following Donald Trump’s election victory representing the biggest surge following any presidential election in U.S. history. The rally in equity prices was driven, in part, by expectations that the Trump administration’s policy agenda of tax reform, infrastructure investment and deregulation would stoke economic growth. Yet, a lack of progress on the legislative front dampened those expectations and, coupled with the naming of a special counsel to investigate claims of Russian meddling in the election, caused the “reflationary” trade to lose steam. At the same time, most macroeconomic data releases in April pointed to softness in the U.S. economy. As a result, the yield on the 10-year U.S. Treasury note, which had risen to 2.60% in mid-December, finished the period at 2.28% despite the U.S. Fed raising its Fed Funds target interest rate 25 bps at both its December and March meetings. Yet, the broader equity market remained quite resilient, with the S&P 500 index making a record high at the beginning of March. First-quarter corporate earnings results provided perhaps the most important support for equity prices, as revenue and earnings grew year-over-year about 7% and 11%, respectively (per RBC’s estimates). While these figures were admittedly boosted by the recovery in energy companies’ earnings following the rebound in crude oil prices, corporate earnings results were broadly better than expectations and augured well for full calendar year 2017.

Looking Ahead

Looking forward, investors will be keenly focused both on the strength of corporate earnings and prospects for the single Trump administration agenda item that is potentially most consequential for stock prices — namely, tax reform. Even partial implementation of the blueprint for corporate and individual tax reform released by U.S. Treasury Secretary Mnuchin could provide a considerable boost to the pace of corporate earnings growth. We are mindful, of course, that the Fed continues to transition away from its extraordinary monetary accommodation of the past eight years via a series of interest rate hikes, while the path forward for implementation of a pro-growth, fiscal-stimulus agenda remains to be determined. That said, stocks ended the period trading at an elevated valuation level of approximately 18 times forward earnings, which represents a near 13 year high. So, while we are optimistic about the medium-to-long term prospects for equity prices, we believe that caution remains warranted in the near-term given the anemic growth of the economy, the likelihood of further Fed interest rate hikes, the uncertain fate of the Trump administration’s reform agenda in congress, and the fact that stock market volatility remains near record lows (as measured by the CBOE VIX index).

Fund Performance

With just one exception, our U.S. Equity Funds posted double-digit gains during the period under review, and half of them exceeded their respective benchmarks. In general, those Funds exhibiting the greatest sensitivity to the overall economy fared best in the wake of the post-election stock market rally, while those Funds possessing more defensive, income-oriented exposure lagged the broader

1

Letter to Shareholders (Continued)

market. We continue to believe that our emphasis on rigorous bottom-up stock research will serve our Funds participants well over the longer term even if political and macroeconomic developments in the near term may overshadow the compelling investment fundamentals of the stocks assembled in our U.S. Equity Funds’ portfolios.

An Update on the TCW Funds Equity Funds

There were a few changes to our equity funds over the last six months that we would like to share with our investors:

•	The TCW Small Cap Growth Fund (TGSCX/TGSNX) and TCW Growth Equities Fund (TGGEX/TGDNX) were liquidated effective March 15, 2017.

•	The TCW SMID Cap Growth Fund (TGSDX/TGMDX) was liquidated effective October 27, 2016.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2017	Total Return
			Annualized as of April 30, 2017 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Conservative Allocation Fund
I Class	$11.72	3.31%	5.04%	5.29%	4.96%	5.11%		11/16/06
N Class	$11.72	2.97%	4.52%	4.77%	4.69%	4.86%		11/16/06
TCW Focused Equities Fund
I Class	$20.43	10.82%	12.02%	11.78%	3.59%	5.69%		10/29/04
N Class	$20.21	10.82%	11.98%	11.82%	3.40%	5.56	% (2)	07/20/98	(3)
TCW Global Real Estate Fund
I Class	$9.71	4.99%	4.61%	N/A	N/A	1.90%		11/28/14
N Class	$9.71	4.99%	4.61%	N/A	N/A	1.91%		11/28/14
TCW High Dividend Equities Fund
I Class	$9.70	10.12%	12.25%	N/A	N/A	1.26%		11/28/14
N Class	$9.70	10.12%	12.25%	N/A	N/A	1.26%		11/28/14
TCW New America Premier Equities Fund
I Class	$12.89	17.07%	25.45%	N/A	N/A	24.62%		01/29/16
N Class	$12.89	17.07%	25.45%	N/A	N/A	24.62%		01/29/16
TCW Relative Value Dividend Appreciation Fund
I Class	$18.57	10.63%	16.34%	12.18%	5.43%	7.38%		10/29/04
N Class	$18.90	10.48%	16.07%	11.86%	5.13%	9.25	% (4)	09/19/86	(3)
TCW Relative Value Large Cap Fund
I Class	$22.81	14.10%	19.35%	12.73%	5.28%	7.79%		12/31/03
N Class	$22.75	13.95%	19.10%	12.46%	5.06%	6.49	% (4)	12/31/97	(3)
TCW Relative Value Mid Cap Fund
I Class	$23.59	18.49%	26.92%	11.86%	5.67%	10.62	% (5)	11/01/96	(3)
N Class	$22.99	18.36%	26.67%	11.59%	5.37%	8.05%		10/31/00
TCW Select Equities Fund
I Class	$27.57	12.81%	16.24%	11.04%	8.40%	9.82	% (5)	07/01/91	(3)
N Class	$25.62	12.72%	15.96%	10.75%	8.11%	5.64%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor separately managed account for periods before the Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(5)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Exchange Trade Fund	Value

	Exchange-Traded Fund (Cost: $608,630) (2.0% of Net Assets)
5,075	SPDR Gold Shares (1)	$612,908

	Investment Companies
	Diversified Equity Funds (36.4%)
227,702	TCW / Gargoyle Dynamic 500 Fund — I Class (2)	2,509,273
92,812	TCW / Gargoyle Hedged Value Fund — I Class (2)	855,726
130,265	TCW High Dividend Equities Fund — I Class (2)	1,263,575
75,316	TCW International Growth Fund — I Class (2)	809,646
134,599	TCW New America Premier Equities Fund — I Class (2)	1,734,976
90,975	TCW Relative Value Large Cap Fund — I Class (2)	2,075,145
68,737	TCW Select Equities Fund — I Class (2)	1,895,089

	Total Diversified Equity Funds	11,143,430

	Diversified Fixed Income Funds (57.6%)
345,001	Metropolitan West Low Duration Bond Fund — I Class (2)	3,011,858
386,783	Metropolitan West Total Return Bond Fund — I Class (2)	4,111,500
503,884	Metropolitan West Unconstrained Bond Fund — I Class (2)	5,996,215
74,430	TCW Global Bond Fund — I Class (2)	713,782
383,636	TCW Total Return Bond Fund — I Class (2)	3,817,181

	Total Diversified Fixed Income Funds	17,650,536

	Total Investment Companies (Cost: $26,467,854) (94.0%)	28,793,966

	Money Market Investments
856,992	Fidelity Institutional Government Portfolio — Select Class, 0.94% (3)	856,992
457,937	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (3)	457,937

	Total Money Market Investments (Cost: $1,314,929) (4.3%)	1,314,929

	Total Investments (Cost: $28,391,413) (100.3%)	30,721,803
	Liabilities in Excess of Other Assets (-0.3%)	(96,566)

	Net Assets (100.0%)	$30,625,237

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

4

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Exchange-Traded Fund	2.0%
Diversified Equity Funds	36.4
Diversified Fixed Income Funds	57.6
Money Market Investments	4.3

Total	100.3%

See accompanying notes to financial statements.

5

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$612,908	$—	$—	$612,908
Investment Companies	28,793,966	—	—	28,793,966
Money Market Investments	1,314,929	—	—	1,314,929

Total Investments	$30,721,803	$—	$—	$30,721,803

See accompanying notes to financial statements.

6

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
1,685	Honeywell International, Inc.	$220,971

	Banks (13.7%)
2,885	JPMorgan Chase & Co.	250,995
2,035	M&T Bank Corp.	316,260
4,990	US Bancorp	255,887
8,680	Wells Fargo & Co.	467,331

	Total Banks	1,290,473

	Beverages (3.0%)
2,500	Anheuser-Busch InBev NV (Belgium) (SP ADR)	283,100

	Biotechnology (6.1%)
1,565	Amgen, Inc.	255,596
2,545	Celgene Corp. (1)	315,707

	Total Biotechnology	571,303

	Capital Markets (2.7%)
1,160	Goldman Sachs Group, Inc. (The)	259,608

	Chemicals (8.3%)
2,120	Air Products & Chemicals, Inc.	297,860
2,345	Ecolab, Inc.	302,716
11,000	Potash Corp. of Saskatchewan, Inc. (Canada)	185,680

	Total Chemicals	786,256

	Containers & Packaging (2.8%)
6,025	Sealed Air Corp.	265,220

	Energy Equipment & Services (1.2%)
1,535	Schlumberger, Ltd. (Netherlands)	111,426

	Food & Staples Retailing (2.3%)
2,685	CVS Health Corp.	221,351

	Food Products (3.3%)
1,130	Mead Johnson Nutrition Co.	100,254
4,765	Mondelez International, Inc.	214,568

	Total Food Products	314,822

	Health Care Providers & Services (2.4%)
1,610	McKesson Corp.	222,647

	Hotels, Restaurants & Leisure (5.2%)
5,005	Las Vegas Sands Corp.	295,245
3,285	Starbucks Corp.	197,297

	Total Hotels, Restaurants & Leisure	492,542

See accompanying notes to financial statements.

7

TCW Focused Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Industrial Conglomerates (5.2%)
3,715	Danaher Corp.	$309,571
835	Roper Technologies, Inc.	182,614

	Total Industrial Conglomerates	492,185

	Insurance (1.7%)
1,155	Chubb, Ltd. (Switzerland)	158,524

	Internet Software & Services (3.3%)
345	Alphabet, Inc. — Class C (1)	312,556

	Machinery (2.8%)
2,535	IDEX Corp.	265,567

	Multiline Retail (3.0%)
3,395	Dollar Tree, Inc. (1)	281,004

	Oil, Gas & Consumable Fuels (7.6%)
8,135	Devon Energy Corp.	321,251
4,300	EOG Resources, Inc.	397,750

	Total Oil, Gas & Consumable Fuels	719,001

	Pharmaceuticals (5.5%)
2,165	AbbVie, Inc.	142,760
1,527	Allergan plc (Ireland)	372,374

	Total Pharmaceuticals	515,134

	Road & Rail (4.0%)
3,415	Union Pacific Corp.	382,343

	Software (4.2%)
2,930	Adobe Systems, Inc. (1)	391,858

	Specialty Retail (1.6%)
1,075	Advance Auto Parts, Inc.	152,801

	Textiles, Apparel & Luxury Goods (1.6%)
1,460	PVH Corp.	147,504

	Total Common Stock (Cost: $7,288,474) (93.8%)	8,858,196

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (2.4%)
2,876	EQT Midstream Partners LP	224,443

	Total Master Limited Partnership (Cost: $203,293) (2.4%)	224,443

See accompanying notes to financial statements.

8

TCW Focused Equities Fund

April 30, 2017

Number of Shares	Money Market Investments	Value
337,300	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (2)	$337,300

	Total Money Market Investments (Cost: $337,300) (3.6%)	337,300

	Total Investments (Cost: $7,829,067) (99.8%)	9,419,939
	Excess of Other Assets over Liabilities (0.2%)	18,031

	Net Assets (100.0%)	$9,437,970

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.
SP ADR - Sponsored American	Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to financial statements.

9

TCW Focused Equities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Banks	13.7
Beverages	3.0
Biotechnology	6.1
Capital Markets	2.7
Chemicals	8.3
Containers & Packaging	2.8
Energy Equipment & Services	1.2
Food & Staples Retailing	2.3
Food Products	3.3
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	5.2
Industrial Conglomerates	5.2
Insurance	1.7
Internet Software & Services	3.3
Machinery	2.8
Multiline Retail	3.0
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	5.5
Road & Rail	4.0
Software	4.2
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	1.6
Money Market Investments	3.6

Total	99.8%

See accompanying notes to financial statements.

10

TCW Focused Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$220,971	$—	$—	$220,971
Banks	1,290,473	—	—	1,290,473
Beverages	283,100	—	—	283,100
Biotechnology	571,303	—	—	571,303
Capital Markets	259,608	—	—	259,608
Chemicals	786,256	—	—	786,256
Containers & Packaging	265,220	—	—	265,220
Energy Equipment & Services	111,426	—	—	111,426
Food & Staples Retailing	221,351	—	—	221,351
Food Products	314,822	—	—	314,822
Health Care Providers & Services	222,647	—	—	222,647
Hotels, Restaurants & Leisure	492,542	—	—	492,542
Industrial Conglomerates	492,185	—	—	492,185
Insurance	158,524	—	—	158,524
Internet Software & Services	312,556	—	—	312,556
Machinery	265,567	—	—	265,567
Multiline Retail	281,004	—	—	281,004
Oil, Gas & Consumable Fuels	719,001	—	—	719,001
Pharmaceuticals	515,134	—	—	515,134
Road & Rail	382,343	—	—	382,343
Software	391,858	—	—	391,858
Specialty Retail	152,801	—	—	152,801
Textiles, Apparel & Luxury Goods	147,504	—	—	147,504

Total Common Stock	8,858,196	—	—	8,858,196

Master Limited Partnership
Oil, Gas & Consumable Fuels	224,443	—	—	224,443
Money Market Investments	337,300	—	—	337,300

Total Investments	$9,419,939	$—	$—	$9,419,939

See accompanying notes to financial statements.

11

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Australia (5.7% of Net Assets)
32,368	Scentre Group	$104,303
10,883	Westfield Corp.	73,915

	Total Australia (Cost: $174,312)	178,218

	China (4.1%)
23,000	China Overseas Land & Investment, Ltd.	66,720
8,832	Link REIT (The)	63,491

	Total China (Cost: $120,728)	130,211

	France (5.2%)
1,631	Klepierre	63,996
404	Unibail — Rodamco SE	99,167

	Total France (Cost: $172,734)	163,163

	Germany (Cost: $57,963) (2.4%)
2,233	Deutsche Wohnen AG	76,330

	Japan (9.5%)
4,000	Mitsubishi Estate Co., Ltd.	76,595
3,000	Mitsui Fudosan Co., Ltd.	66,010
57	Mori Hills REIT Investment Corp.	74,043
40	Nippon Prologis REIT, Inc.	84,530

	Total Japan (Cost: $291,741)	301,178

	Singapore (Cost: $40,176) (1.9%)
29,343	Global Logistic Properties, Ltd.	60,428

	United Kingdom (Cost: $59,661) (1.7%)
6,208	British Land Co. PLC (The)	52,729

	United States (61.8%)
1,157	American Tower Corp.	145,713
425	AvalonBay Communities, Inc.	80,682
404	Boston Properties, Inc.	51,146
2,388	Chimera Investment Corp.	48,620
11,261	Colony NorthStar, Inc.	147,181
2,442	Colony Starwood Homes	84,420
540	Digital Realty Trust, Inc.	62,014
2,910	DR Horton, Inc.	95,710
3,741	Empire State Realty Trust, Inc.	77,813
192	Equinix, Inc.	80,198
1,025	Equity Residential	66,195
485	Extra Space Storage, Inc.	36,632
1,913	Gaming and Leisure Properties, Inc.	66,572
1,566	GGP, Inc.	33,841
1,615	Hospitality Properties Trust	51,405
3,820	Host Hotels & Resorts, Inc.	68,569
552	Macerich Co. (The)	34,461

See accompanying notes to financial statements.

12

TCW Global Real Estate Fund

April 30, 2017

Number of Shares	Common Stock	Value
	United States (Continued)
1,559	Prologis, Inc.	$84,825
400	Public Storage	83,752
2,655	Seritage Growth Properties	110,183
785	Simon Property Group, Inc.	129,729
2,703	Toll Brothers, Inc.	97,281
1,140	Ventas, Inc.	72,971
666	Vornado Realty Trust	64,096
1,052	Welltower, Inc.	75,155

	Total United States (Cost: $1,811,621)	1,949,164

	Total Common Stock (Cost: $2,728,936) (92.3%)	2,911,421

	Preferred Stock
	United States (Cost: $39,488) (1.3%)
1,493	Public Storage, 6%	39,953

	Total Preferred Stock (Cost: $39,488) (1.3%)	39,953

	Money Market Investments
183,701	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (1)	183,701

	Total Money Market Investments (Cost: $183,701) (5.8%)	183,701

	Total Investments (Cost: $2,952,125) (99.4%)	3,135,075
	Excess of Other Assets over Liabilities (0.6%)	18,268

	Total Net Assets (100.0%)	$3,153,343

Notes to the Schedule of Investments:

REIT - Real Estate Investment Trust.

(1)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

13

TCW Global Real Estate Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Building-Residential/Commercial	6.1%
Casino Services	2.1
REITS-Apartments	7.4
REITS-Diversified	22.4
REITS-Health Care	4.7
REITS-Hotels	3.8
REITS-Mortgage	1.5
REITS-Office Property	4.1
REITS-Regional Malls	6.3
REITS-Shopping Centers	11.1
REITS-Storage	5.2
REITS-Warehouse/Industrial	5.4
Real Estate Management/Services	4.9
Real Estate Operations/Development	6.1
Web Hosting/Design	2.5
Money Market Investments	5.8

Total	99.4%

See accompanying notes to financial statements.

14

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Building-Residential/Commercial	$192,991	$—	$—	$192,991
Casino Services	66,572	—	—	66,572
REITS-Apartments	231,297	—	—	231,297
REITS-Diversified	493,047	215,892	—	708,939
REITS-Health Care	148,126	—	—	148,126
REITS-Hotels	119,974	—	—	119,974
REITS-Mortgage	48,620	—	—	48,620
REITS-Office Property	128,959	—	—	128,959
REITS-Regional Malls	198,031	—	—	198,031
REITS-Shopping Centers	110,183	241,709	—	351,892
REITS-Storage	120,384	—	—	120,384
REITS-Warehouse/Industrial	84,825	84,530	—	169,355
Real Estate Management/Services	—	152,925	—	152,925
Real Estate Operations/Development	—	193,158	—	193,158
Web Hosting/Design	80,198	—	—	80,198

Total Common Stock	2,023,207	888,214	—	2,911,421

Preferred Stock
REITS-Storage	39,953	—	—	39,953
Money Market Investments	183,701	—	—	183,701

Total Investments	$2,246,861	$888,214	$—	$3,135,075

See accompanying notes to financial statements.

15

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Banks (6.7% of Net Assets)
4,315	US Bancorp	$221,273
5,405	Wells Fargo & Co.	291,005

	Total Banks	512,278

	Capital Markets (9.0%)
27,570	Ares Capital Corp.	485,232
11,025	Triangle Capital Corp.	208,593

	Total Capital Markets	693,825

	Commercial Services & Supplies (3.3%)
5,775	KAR Auction Services, Inc.	251,906

	Food & Staples Retailing (3.1%)
2,930	CVS Health Corp.	241,549

	Health Care Providers & Services (2.6%)
2,800	Cardinal Health, Inc.	203,252

	Household Durables (11.1%)
10,980	DR Horton, Inc.	361,132
5,200	Newell Brands, Inc.	248,248
6,685	Toll Brothers, Inc.	240,593

	Total Household Durables	849,973

	Household Products (3.2%)
1,725	Spectrum Brands Holdings, Inc.	247,934

	IT Services (3.9%)
1,850	International Business Machines Corp.	296,536

	Machinery (8.5%)
9,260	EnPro Industries, Inc.	654,219

	Oil, Gas & Consumable Fuels (6.6%)
3,310	ConocoPhillips	158,582
17,015	Kinder Morgan, Inc.	351,020

	Total Oil, Gas & Consumable Fuels	509,602

	REIT (19.4%)
3,170	American Tower Corp.	399,230
41,056	Colony NorthStar, Inc.	536,602
6,755	Seritage Growth Properties	280,333
1,655	Simon Property Group, Inc.	273,505

	Total REIT	1,489,670

	Specialty Retail (4.5%)
6,600	Monro Muffler Brake, Inc.	342,210

	Technology Hardware, Storage & Peripherals (3.5%)
1,855	Apple, Inc.	266,471

See accompanying notes to financial statements.

16

TCW High Dividend Equities Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Tobacco (5.1%)
18,135	Vector Group, Ltd.	$393,892

	Total Common Stock (Cost: $6,474,062) (90.5%)	6,953,317

	Money Market Investments
721,313	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (1)	721,313

	Total Money Market Investments (Cost: $721,313) (9.4%)	721,313

	Total Investments (Cost: $7,195,375) (99.9%)	7,674,630
	Excess of Other Assets over Liabilities (0.1%)	10,282

	Net Assets (100.0%)	$7,684,912

Notes to the Schedule of Investments:

REIT - Real	Estate Investment Trust.
(1)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

17

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banks	6.7%
Capital Markets	9.0
Commercial Services & Supplies	3.3
Food & Staples Retailing	3.1
Health Care Providers & Services	2.6
Household Durables	11.1
Household Products	3.2
IT Services	3.9
Machinery	8.5
Oil, Gas & Consumable Fuels	6.6
REIT	19.4
Specialty Retail	4.5
Technology Hardware, Storage & Peripherals	3.5
Tobacco	5.1
Money Market Investments	9.4

Total	99.9%

See accompanying notes to financial statements.

18

TCW High Dividend Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	$512,278	$—	$—	$512,278
Capital Markets	693,825	—	—	693,825
Commercial Services & Supplies	251,906	—	—	251,906
Food & Staples Retailing	241,549	—	—	241,549
Health Care Providers & Services	203,252	—	—	203,252
Household Durables	849,973	—	—	849,973
Household Products	247,934	—	—	247,934
IT Services	296,536	—	—	296,536
Machinery	654,219	—	—	654,219
Oil, Gas & Consumable Fuels	509,602	—	—	509,602
REIT	1,489,670	—	—	1,489,670
Specialty Retail	342,210	—	—	342,210
Technology Hardware, Storage & Peripherals	266,471	—	—	266,471
Tobacco	393,892	—	—	393,892

Total Common Stock	6,953,317	—	—	6,953,317

Money Market Investments	721,313	—	—	721,313

Total Investments	$7,674,630	$—	$—	$7,674,630

See accompanying notes to financial statements.

19

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Biotechnology (0.8% of Net Assets)
1,395	Bioverativ, Inc. (1)	$82,040

	Chemicals (8.7%)
56	AdvanSix, Inc. (1)	1,527
3,968	Air Products & Chemicals, Inc.	557,504
3,962	Celanese Corp. — Series A	344,852

	Total Chemicals	903,883

	Communications Equipment (1.5%)
1,808	Motorola Solutions, Inc.	155,434

	Containers & Packaging (3.8%)
9,005	Sealed Air Corp.	396,400

	Diversified Financial Services (4.3%)
2,721	Berkshire Hathaway, Inc. — Class B (1)	449,536

	Electrical Equipment (1.1%)
3,218	Philips Lighting NV (Netherlands) (1)	108,842

	Electronic Equipment, Instruments & Components (3.2%)
6,041	Agilent Technologies, Inc.	332,557

	Food Products (6.2%)
7,202	Conagra Brands, Inc.	279,293
20,919	Hostess Brands, Inc. (1)	358,552

	Total Food Products	637,845

	Health Care Equipment & Supplies (5.1%)
9,532	Baxter International, Inc.	530,742

	Hotels, Restaurants & Leisure (0.4%)
5,000	Freshii, Inc. (1)	45,345

	Industrial Conglomerates (7.8%)
5,473	Danaher Corp.	456,065
1,631	Roper Technologies, Inc.	356,700

	Total Industrial Conglomerates	812,765

	Internet Software & Services (4.6%)
740	Okta, Inc. (1)	19,277
7,396	Trade Desk, Inc. (The) (1)	276,241
3,673	Yahoo!, Inc. (1)	177,075
250	Yext, Inc. (1)	3,710

	Total Internet Software & Services	476,303

	IT Services (0.9%)
812	Mastercard, Inc.	94,452

See accompanying notes to financial statements.

20

TCW New America Premier Equities Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Machinery (6.3%)
4,866	IDEX Corp.	$509,762
1,040	Illinois Tool Works, Inc.	143,614

	Total Machinery	653,376

	Professional Services (14.4%)
9,236	IHS Markit, Ltd. (1)	400,842
27,433	TransUnion (1)	1,098,143

	Total Professional Services	1,498,985

	Semiconductors & Semiconductor Equipment (4.5%)
30,962	Marvell Technology Group, Ltd.	465,049

	Software (18.9%)
5,706	Activision Blizzard, Inc.	298,138
486	Constellation Software, Inc.	221,915
7,056	Microsoft Corp.	483,054
20,301	Oracle Corp.	912,733
2,065	Snap, Inc. (1)	46,566

	Total Software	1,962,406

	Specialty Retail (2.1%)
6,667	Floor & Decor Holdings, Inc. (1)	216,011

	Total Common Stock (Cost: $8,386,711) (94.6%)	9,821,971

	Money Market Investments
191,844	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (2)	191,844

	Total Money Market Investments (Cost: $191,844) (1.9%)	191,844

	Total Investments (Cost: $8,578,555) (96.5%)	10,013,815
	Excess of Other Assets over Liabilities (3.5%)	368,358

	Net Assets (100.0%)	$10,382,173

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

21

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Biotechnology	0.8%
Chemicals	8.7
Communications Equipment	1.5
Containers & Packaging	3.8
Diversified Financial Services	4.3
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	3.2
Food Products	6.2
Health Care Equipment & Supplies	5.1
Hotels, Restaurants & Leisure	0.4
Industrial Conglomerates	7.8
Internet Software & Services	4.6
IT Services	0.9
Machinery	6.3
Professional Services	14.4
Semiconductors & Semiconductor Equipment	4.5
Software	18.9
Specialty Retail	2.1
Money Market Investments	1.9

Total	96.5%

See accompanying notes to financial statements.

22

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$82,040	$—	$—	$82,040
Chemicals	903,883	—	—	903,883
Communications Equipment	155,434	—	—	155,434
Containers & Packaging	396,400	—	—	396,400
Diversified Financial Services	449,536	—	—	449,536
Electrical Equipment	108,842	—	—	108,842
Electronic Equipment, Instruments & Components	332,557	—	—	332,557
Food Products	637,845	—	—	637,845
Health Care Equipment & Supplies	530,742	—	—	530,742
Hotels, Restaurants & Leisure	45,345	—	—	45,345
Industrial Conglomerates	812,765	—	—	812,765
Internet Software & Services	476,303	—	—	476,303
IT Services	94,452	—	—	94,452
Machinery	653,376	—	—	653,376
Professional Services	1,498,985	—	—	1,498,985
Semiconductors & Semiconductor Equipment	465,049	—	—	465,049
Software	1,962,406	—	—	1,962,406
Specialty Retail	216,011	—	—	216,011

Total Common Stock	9,821,971	—	—	9,821,971

Money Market Investments	191,844	—	—	191,844

Total Investments	$10,013,815	$—	$—	$10,013,815

See accompanying notes to financial statements.

23

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
322,706	Textron, Inc.	$15,057,462

	Air Freight & Logistics (1.8%)
65,885	FedEx Corp.	12,498,385

	Auto Components (1.8%)
301,189	Johnson Controls International PLC (Ireland)	12,520,427

	Banks (9.6%)
451,804	Citigroup, Inc.	26,710,652
327,586	JPMorgan Chase & Co.	28,499,982
266,025	Zions Bancorp.	10,648,981

	Total Banks	65,859,615

	Beverages (2.5%)
150,673	PepsiCo, Inc.	17,068,237

	Biotechnology (2.3%)
230,280	Gilead Sciences, Inc.	15,785,694

	Capital Markets (3.5%)
215,321	Invesco, Ltd.	7,092,674
203,619	State Street Corp.	17,083,634

	Total Capital Markets	24,176,308

	Chemicals (2.2%)
239,211	Dow Chemical Co. (The)	15,022,451

	Communications Equipment (4.6%)
759,681	Cisco Systems, Inc.	25,882,332
1,036,174	Nokia OYJ (Finland) (SP ADR)	5,937,277

	Total Communications Equipment	31,819,609

	Consumer Finance (1.4%)
356,655	Synchrony Financial	9,915,009

	Containers & Packaging (0.8%)
97,293	WestRock Co.	5,211,013

	Diversified Financial Services (2.2%)
252,570	Intercontinental Exchange, Inc.	15,204,714

	Diversified Telecommunication Services (2.4%)
288,347	AT&T, Inc.	11,427,191
288,961	Deutsche Telekom AG (Germany) (SP ADR)	5,070,688

	Total Diversified Telecommunication Services	16,497,879

	Electronic Equipment, Instruments & Components (2.3%)
559,764	Corning, Inc.	16,149,191

See accompanying notes to financial statements.

24

TCW Relative Value Dividend Appreciation Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Energy Equipment & Services (5.3%)
262,003	Baker Hughes, Inc.	$15,555,118
574,685	Nabors Industries, Ltd.	5,942,243
207,658	Schlumberger, Ltd.	15,073,894

	Total Energy Equipment & Services	36,571,255

	Food Products (1.5%)
274,389	Conagra Brands, Inc.	10,640,805

	Health Care Equipment & Supplies (0.8%)
62,319	Medtronic PLC (Ireland)	5,178,086

	Health Care Providers & Services (1.5%)
94,790	Quest Diagnostics, Inc.	10,001,293

	Household Durables (1.8%)
240,782	Lennar Corp.	12,159,491

	Independent Power and Renewable Electricity Producers (2.1%)
1,284,265	AES Corp. (The)	14,525,037

	Industrial Conglomerates (6.6%)
882,955	General Electric Co.	25,596,866
581,967	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	20,031,304

	Total Industrial Conglomerates	45,628,170

	Insurance (3.2%)
83,970	Allstate Corp. (The)	6,825,921
297,378	MetLife, Inc.	15,407,154

	Total Insurance	22,233,075

	Leisure Products (0.8%)
244,601	Mattel, Inc.	5,483,954

	Machinery (1.6%)
171,882	Pentair PLC (United Kingdom)	11,088,108

	Media (4.5%)
531,294	Comcast Corp.	20,821,412
207,786	Regal Entertainment Group	4,585,837
370,846	Time, Inc.	5,636,859

	Total Media	31,044,108

	Multiline Retail (1.0%)
1,242,043	J.C. Penney Co., Inc. (1)	6,682,191

	Oil, Gas & Consumable Fuels (4.8%)
228,725	Chevron Corp.	24,404,958
167,338	Royal Dutch Shell PLC (United Kingdom) (SP ADR)	8,733,370

	Total Oil, Gas & Consumable Fuels	33,138,328

See accompanying notes to financial statements.

25

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Pharmaceuticals (4.7%)
302,076	Merck & Co., Inc.	$18,828,397
389,790	Pfizer, Inc.	13,221,677

	Total Pharmaceuticals	32,050,074

	REIT (1.5%)
249,958	Kimco Realty Corp.	5,071,648
66,134	Life Storage, Inc.	5,184,244

	Total REIT	10,255,892

	Semiconductors & Semiconductor Equipment (9.0%)
1,348,814	Cypress Semiconductor Corp.	18,896,884
421,506	Intel Corp.	15,237,442
368,448	Maxim Integrated Products, Inc.	16,266,979
156,635	Microchip Technology, Inc.	11,838,474

	Total Semiconductors & Semiconductor Equipment	62,239,779

	Software (3.6%)
364,289	Microsoft Corp.	24,939,225

	Specialty Retail (0.3%)
11,397	Home Depot, Inc. (The)	1,779,072

	Technology Hardware, Storage & Peripherals (1.6%)
269,138	Seagate Technology PLC (Netherlands)	11,338,784

	Textiles, Apparel & Luxury Goods (2.5%)
434,754	Coach, Inc.	17,124,960

	Thrifts & Mortgage Finance (1.5%)
791,362	New York Community Bancorp, Inc.	10,517,201

	Total Common Stock (Cost: $587,528,878) (99.8%)	687,404,882

	Money Market Investments
5,304,299	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (2)	5,304,299

	Total Money Market Investments (Cost: $5,304,299) (0.8%)	5,304,299

	Total Investments (Cost: $592,833,177) (100.6%)	692,709,181
	Liabilities in Excess of Other Assets (-0.6%)	(4,199,638)

	Net Assets (100.0%)	$688,509,543

Notes to the Schedule of Investments:

NYRS - New York Registry Shares.

SP ADR - Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

26

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	1.8
Auto Components	1.8
Banks	9.6
Beverages	2.5
Biotechnology	2.3
Capital Markets	3.5
Chemicals	2.2
Communications Equipment	4.6
Consumer Finance	1.4
Containers & Packaging	0.8
Diversified Financial Services	2.2
Diversified Telecommunication Services	2.4
Electronic Equipment, Instruments & Components	2.3
Energy Equipment & Services	5.3
Food Products	1.5
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	1.5
Household Durables	1.8
Independent Power and Renewable Electricity Producers	2.1
Industrial Conglomerates	6.6
Insurance	3.2
Leisure Products	0.8
Machinery	1.6
Media	4.5
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	4.7
REIT	1.5
Semiconductors & Semiconductor Equipment	9.0
Software	3.6
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	2.5
Thrifts & Mortgage Finance	1.5
Money Market Investments	0.8

Total	100.6%

See accompanying notes to financial statements.

27

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$15,057,462	$—	$—	$15,057,462
Air Freight & Logistics	12,498,385	—	—	12,498,385
Auto Components	12,520,427	—	—	12,520,427
Banks	65,859,615	—	—	65,859,615
Beverages	17,068,237	—	—	17,068,237
Biotechnology	15,785,694	—	—	15,785,694
Capital Markets	24,176,308	—	—	24,176,308
Chemicals	15,022,451	—	—	15,022,451
Communications Equipment	31,819,609	—	—	31,819,609
Consumer Finance	9,915,009	—	—	9,915,009
Containers & Packaging	5,211,013	—	—	5,211,013
Diversified Financial Services	15,204,714	—	—	15,204,714
Diversified Telecommunication Services	16,497,879	—	—	16,497,879
Electronic Equipment, Instruments & Components	16,149,191	—	—	16,149,191
Energy Equipment & Services	36,571,255	—	—	36,571,255
Food Products	10,640,805	—	—	10,640,805
Health Care Equipment & Supplies	5,178,086	—	—	5,178,086
Health Care Providers & Services	10,001,293	—	—	10,001,293
Household Durables	12,159,491	—	—	12,159,491
Independent Power and Renewable Electricity Producers	14,525,037	—	—	14,525,037
Industrial Conglomerates	45,628,170	—	—	45,628,170
Insurance	22,233,075	—	—	22,233,075
Leisure Products	5,483,954	—	—	5,483,954
Machinery	11,088,108	—	—	11,088,108
Media	31,044,108	—	—	31,044,108
Multiline Retail	6,682,191	—	—	6,682,191
Oil, Gas & Consumable Fuels	33,138,328	—	—	33,138,328
Pharmaceuticals	32,050,074	—	—	32,050,074
REIT	10,255,892	—	—	10,255,892
Semiconductors & Semiconductor Equipment	62,239,779	—	—	62,239,779
Software	24,939,225	—	—	24,939,225
Specialty Retail	1,779,072	—	—	1,779,072
Technology Hardware, Storage & Peripherals	11,338,784	—	—	11,338,784
Textiles, Apparel & Luxury Goods	17,124,960	—	—	17,124,960
Thrifts & Mortgage Finance	10,517,201	—	—	10,517,201

Total Common Stock	687,404,882	—	—	687,404,882

Money Market Investments	5,304,299	—	—	5,304,299

Total Investments	$692,709,181	$—	$—	$692,709,181

See accompanying notes to financial statements.

28

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
359,510	Textron, Inc.	$16,774,737

	Auto Components (3.8%)
425,470	Dana, Inc.	8,262,627
240,468	Johnson Controls International PLC (Ireland)	9,996,255

	Total Auto Components	18,258,882

	Banks (9.5%)
295,800	Citigroup, Inc.	17,487,696
215,858	JPMorgan Chase & Co.	18,779,646
230,300	Zions Bancorp.	9,218,909

	Total Banks	45,486,251

	Beverages (2.4%)
99,900	PepsiCo, Inc.	11,316,672

	Biotechnology (2.3%)
157,854	Gilead Sciences, Inc.	10,820,892

	Capital Markets (2.6%)
81,600	Invesco, Ltd.	2,687,904
117,400	State Street Corp.	9,849,860

	Total Capital Markets	12,537,764

	Chemicals (1.8%)
138,686	Dow Chemical Co. (The)	8,709,481

	Communications Equipment (3.5%)
492,590	Cisco Systems, Inc.	16,782,541

	Consumer Finance (1.4%)
233,492	Synchrony Financial	6,491,078

	Containers & Packaging (2.1%)
146,453	Sealed Air Corp.	6,446,861
69,700	WestRock Co.	3,733,132

	Total Containers & Packaging	10,179,993

	Diversified Financial Services (2.6%)
204,605	Intercontinental Exchange, Inc.	12,317,221

	Diversified Telecommunication Services (1.5%)
176,500	AT&T, Inc.	6,994,695

	Electronic Equipment, Instruments & Components (2.7%)
449,190	Corning, Inc.	12,959,131

	Energy Equipment & Services (3.9%)
233,550	Baker Hughes, Inc.	13,865,863
440,931	Nabors Industries, Ltd.	4,559,227

	Total Energy Equipment & Services	18,425,090

See accompanying notes to financial statements.

29

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Food Products (1.8%)
216,100	Conagra Brands, Inc.	$8,380,358

	Health Care Equipment & Supplies (0.8%)
46,100	Medtronic PLC (Ireland)	3,830,449

	Health Care Providers & Services (4.6%)
35,284	Anthem, Inc.	6,276,671
84,800	Cardinal Health, Inc.	6,155,632
65,800	Centene Corp. (1)	4,895,520
30,606	Cigna Corp.	4,785,860

	Total Health Care Providers & Services	22,113,683

	Household Durables (2.9%)
272,263	Lennar Corp.	13,749,281

	Independent Power and Renewable Electricity Producers (1.9%)
783,500	AES Corp. (The)	8,861,385

	Industrial Conglomerates (3.5%)
572,836	General Electric Co.	16,606,516

	Insurance (2.7%)
262,384	Hartford Financial Services Group, Inc.	12,688,890

	IT Services (0.7%)
216,500	First Data Corp. (1)	3,381,730

	Machinery (3.4%)
99,867	Pentair PLC (United Kingdom)	6,442,420
278,430	Terex Corp.	9,739,482

	Total Machinery	16,181,902

	Media (4.0%)
490,410	Comcast Corp.	19,219,168

	Metals & Mining (1.3%)
486,200	Freeport-McMoRan, Inc. (1)	6,199,050

	Multiline Retail (1.4%)
1,255,676	J.C. Penney Co., Inc. (1)	6,755,537

	Oil, Gas & Consumable Fuels (3.7%)
127,600	Chevron Corp.	13,614,920
113,100	Newfield Exploration Co. (1)	3,915,522

	Total Oil, Gas & Consumable Fuels	17,530,442

	Pharmaceuticals (4.2%)
197,650	Merck & Co., Inc.	12,319,524
232,550	Pfizer, Inc.	7,888,096

	Total Pharmaceuticals	20,207,620

See accompanying notes to financial statements.

30

TCW Relative Value Large Cap Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Real Estate Management & Development (1.8%)
76,800	Jones Lang LaSalle, Inc.	$8,821,248

	Semiconductors & Semiconductor Equipment (6.6%)
874,900	Cypress Semiconductor Corp.	12,257,349
178,939	Intel Corp.	6,468,645
294,400	Micron Technology, Inc. (1)	8,146,048
314,367	ON Semiconductor Corp. (1)	4,457,724

	Total Semiconductors & Semiconductor Equipment	31,329,766

	Software (3.4%)
239,190	Microsoft Corp.	16,374,947

	Specialty Retail (1.5%)
45,200	Home Depot, Inc. (The)	7,055,720

	Technology Hardware, Storage & Peripherals (3.1%)
164,340	Western Digital Corp.	14,637,764

	Textiles, Apparel & Luxury Goods (1.6%)
195,442	Coach, Inc.	7,698,460

	Total Common Stock (Cost: $296,419,286) (98.5%)	469,678,344

	Money Market Investments
8,352,206	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (2)	8,352,206

	Total Money Market Investments (Cost: $8,352,206) (1.7%)	8,352,206

	Total Investments (Cost: $304,771,492) (100.2%)	478,030,550
	Liabilities in Excess of Other Assets (-0.2%)	(1,014,389)

	Net Assets (100.0%)	$477,016,161

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

31

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Auto Components	3.8
Banks	9.5
Beverages	2.4
Biotechnology	2.3
Capital Markets	2.6
Chemicals	1.8
Communications Equipment	3.5
Consumer Finance	1.4
Containers & Packaging	2.1
Diversified Financial Services	2.6
Diversified Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	3.9
Food Products	1.8
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	4.6
Household Durables	2.9
Independent Power and Renewable Electricity Producers	1.9
Industrial Conglomerates	3.5
Insurance	2.7
IT Services	0.7
Machinery	3.4
Media	4.0
Metals & Mining	1.3
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	4.2
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	6.6
Software	3.4
Specialty Retail	1.5
Technology Hardware, Storage & Peripherals	3.1
Textiles, Apparel & Luxury Goods	1.6
Money Market Investments	1.7

Total	100.2%

See accompanying notes to financial statements.

32

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$16,774,737	$—	$—	$16,774,737
Auto Components	18,258,882	—	—	18,258,882
Banks	45,486,251	—	—	45,486,251
Beverages	11,316,672	—	—	11,316,672
Biotechnology	10,820,892	—	—	10,820,892
Capital Markets	12,537,764	—	—	12,537,764
Chemicals	8,709,481	—	—	8,709,481
Communications Equipment	16,782,541	—	—	16,782,541
Consumer Finance	6,491,078	—	—	6,491,078
Containers & Packaging	10,179,993	—	—	10,179,993
Diversified Financial Services	12,317,221	—	—	12,317,221
Diversified Telecommunication Services	6,994,695	—	—	6,994,695
Electronic Equipment, Instruments & Components	12,959,131	—	—	12,959,131
Energy Equipment & Services	18,425,090	—	—	18,425,090
Food Products	8,380,358	—	—	8,380,358
Health Care Equipment & Supplies	3,830,449	—	—	3,830,449
Health Care Providers & Services	22,113,683	—	—	22,113,683
Household Durables	13,749,281	—	—	13,749,281
Independent Power and Renewable Electricity Producers	8,861,385	—	—	8,861,385
Industrial Conglomerates	16,606,516	—	—	16,606,516
Insurance	12,688,890	—	—	12,688,890
IT Services	3,381,730	—	—	3,381,730
Machinery	16,181,902	—	—	16,181,902
Media	19,219,168	—	—	19,219,168
Metals & Mining	6,199,050	—	—	6,199,050
Multiline Retail	6,755,537	—	—	6,755,537
Oil, Gas & Consumable Fuels	17,530,442	—	—	17,530,442
Pharmaceuticals	20,207,620	—	—	20,207,620
Real Estate Management & Development	8,821,248	—	—	8,821,248
Semiconductors & Semiconductor Equipment	31,329,766	—	—	31,329,766
Software	16,374,947	—	—	16,374,947
Specialty Retail	7,055,720	—	—	7,055,720
Technology Hardware, Storage & Peripherals	14,637,764	—	—	14,637,764
Textiles, Apparel & Luxury Goods	7,698,460	—	—	7,698,460

Total Common Stock	469,678,344	—	—	469,678,344

Money Market Investments	8,352,206	—	—	8,352,206

Total Investments	$478,030,550	$—	$—	$478,030,550

See accompanying notes to financial statements.

33

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.7% of Net Assets)
60,445	Textron, Inc.	$2,820,364

	Auto Components (3.0%)
93,150	Dana, Inc.	1,808,973
20,115	Tenneco, Inc.	1,267,848

	Total Auto Components	3,076,821

	Banks (14.1%)
24,966	Comerica, Inc.	1,765,096
251,542	KeyCorp	4,588,126
70,565	Popular, Inc.	2,957,379
62,829	Synovus Financial Corp.	2,626,253
52,100	Umpqua Holdings Corp.	920,607
45,700	Zions Bancorp.	1,829,371

	Total Banks	14,686,832

	Capital Markets (5.6%)
63,100	E*TRADE Financial Corp. (1)	2,180,105
27,700	Evercore Partners, Inc.	2,042,875
49,288	Invesco, Ltd.	1,623,547

	Total Capital Markets	5,846,527

	Communications Equipment (1.5%)
127,400	Brocade Communications Systems, Inc.	1,601,418

	Construction & Engineering (2.2%)
40,933	Jacobs Engineering Group, Inc.	2,248,040

	Containers & Packaging (2.2%)
34,432	Sealed Air Corp.	1,515,697
13,400	WestRock Co.	717,704

	Total Containers & Packaging	2,233,401

	Diversified Telecommunication Services (0.8%)
22,900	Zayo Group Holdings, Inc. (1)	803,103

	Energy Equipment & Services (4.6%)
30,800	Forum Energy Technologies, Inc. (1)	520,520
110,140	Nabors Industries, Ltd.	1,138,847
341,572	Newpark Resources, Inc. (1)	2,613,026
17,800	TechnipFMC PLC (United Kingdom) (1)	536,314

	Total Energy Equipment & Services	4,808,707

	Food Products (2.2%)
48,500	Conagra Brands, Inc.	1,880,830
5,000	TreeHouse Foods, Inc. (1)	438,000

	Total Food Products	2,318,830

See accompanying notes to financial statements.

34

TCW Relative Value Mid Cap Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Health Care Providers & Services (4.9%)
14,600	Centene Corp. (1)	$1,086,240
6,700	Cigna Corp.	1,047,679
28,400	Quest Diagnostics, Inc.	2,996,484

	Total Health Care Providers & Services	5,130,403

	Hotels, Restaurants & Leisure (1.0%)
48,800	Bloomin’ Brands, Inc.	1,058,472

	Household Durables (8.1%)
69,855	Beazer Homes USA, Inc. (1)	866,901
25,300	DR Horton, Inc.	832,117
113,760	KB Home	2,343,456
39,000	Lennar Corp.	1,969,500
67,400	Toll Brothers, Inc. (1)	2,425,726

	Total Household Durables	8,437,700

	Independent Power and Renewable Electricity Producers (2.6%)
240,100	AES Corp. (The)	2,715,531

	Insurance (2.9%)
10,786	Arch Capital Group, Ltd. (1)	1,045,918
50,305	Assured Guaranty, Ltd.	1,918,130

	Total Insurance	2,964,048

	IT Services (0.7%)
43,900	First Data Corp. (1)	685,718

	Leisure Products (0.2%)
9,370	Mattel, Inc.	210,075

	Machinery (8.2%)
22,109	Dover Corp.	1,743,958
31,300	Kennametal, Inc.	1,301,454
349,600	Manitowoc Co., Inc. (The) (1)	2,087,112
31,955	SPX FLOW, Inc. (1)	1,154,854
63,798	Terex Corp.	2,231,654

	Total Machinery	8,519,032

	Marine (1.3%)
18,900	Kirby Corp. (1)	1,334,340

	Media (0.4%)
28,000	Time, Inc.	425,600

	Metals & Mining (3.9%)
40,507	Commercial Metals Co.	755,050
103,200	Freeport-McMoRan, Inc. (1)	1,315,800
46,240	Worthington Industries, Inc.	2,011,440

	Total Metals & Mining	4,082,290

See accompanying notes to financial statements.

35

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Multi-Utilities (0.5%)
12,100	Avista Corp.	$488,114

	Multiline Retail (1.5%)
298,187	J.C. Penney Co., Inc. (1)	1,604,246

	Oil, Gas & Consumable Fuels (2.1%)
39,500	Newfield Exploration Co. (1)	1,367,490
102,800	SRC Energy, Inc. (1)	775,112

	Total Oil, Gas & Consumable Fuels	2,142,602

	Real Estate Management & Development (2.5%)
22,875	Jones Lang LaSalle, Inc.	2,627,422

	REIT (2.2%)
37,200	Kimco Realty Corp.	754,788
9,300	Life Storage, Inc.	729,027
8,100	Mid-America Apartment Communities, Inc.	803,601

	Total REIT	2,287,416

	Road & Rail (0.7%)
10,400	Genesee & Wyoming, Inc. (1)	704,704

	Semiconductors & Semiconductor Equipment (9.1%)
172,800	Cypress Semiconductor Corp.	2,420,928
58,246	Maxim Integrated Products, Inc.	2,571,561
59,700	Micron Technology, Inc. (1)	1,651,899
8,002	NXP Semiconductors NV (Netherlands) (1)	846,211
55,311	ON Semiconductor Corp. (1)	784,310
34,248	Teradyne, Inc.	1,207,927

	Total Semiconductors & Semiconductor Equipment	9,482,836

	Software (0.5%)
28,400	Nuance Communications, Inc. (1)	508,076

	Technology Hardware, Storage & Peripherals (3.9%)
45,880	Western Digital Corp.	4,086,532

	Textiles, Apparel & Luxury Goods (2.7%)
70,143	Coach, Inc.	2,762,933

	Thrifts & Mortgage Finance (0.7%)
56,700	New York Community Bancorp, Inc.	753,543

	Total Common Stock (Cost: $74,843,168) (99.5%)	103,455,676

	Total Investments (Cost: $74,843,168) (99.5%)	103,455,676
	Excess of Other Assets over Liabilities (0.5%)	473,374

	Net Assets (100.0%)	$103,929,050

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

36

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.7%
Auto Components	3.0
Banks	14.1
Capital Markets	5.6
Communications Equipment	1.5
Construction & Engineering	2.2
Containers & Packaging	2.2
Diversified Telecommunication Services	0.8
Energy Equipment & Services	4.6
Food Products	2.2
Health Care Providers & Services	4.9
Hotels, Restaurants & Leisure	1.0
Household Durables	8.1
Independent Power and Renewable Electricity Producers	2.6
Insurance	2.9
IT Services	0.7
Leisure Products	0.2
Machinery	8.2
Marine	1.3
Media	0.4
Metals & Mining	3.9
Multi-Utilities	0.5
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	2.1
Real Estate Management & Development	2.5
REIT	2.2
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	9.1
Software	0.5
Technology Hardware, Storage & Peripherals	3.9
Textiles, Apparel & Luxury Goods	2.7
Thrifts & Mortgage Finance	0.7

Total	99.5%

See accompanying notes to financial statements.

37

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,820,364	$—	$—	$2,820,364
Auto Components	3,076,821	—	—	3,076,821
Banks	14,686,832	—	—	14,686,832
Capital Markets	5,846,527	—	—	5,846,527
Communications Equipment	1,601,418	—	—	1,601,418
Construction & Engineering	2,248,040	—	—	2,248,040
Containers & Packaging	2,233,401	—	—	2,233,401
Diversified Telecommunication Services	803,103	—	—	803,103
Energy Equipment & Services	4,808,707	—	—	4,808,707
Food Products	2,318,830	—	—	2,318,830
Health Care Providers & Services	5,130,403	—	—	5,130,403
Hotels, Restaurants & Leisure	1,058,472	—	—	1,058,472
Household Durables	8,437,700	—	—	8,437,700
Independent Power and Renewable Electricity Producers	2,715,531	—	—	2,715,531
Insurance	2,964,048	—	—	2,964,048
IT Services	685,718	—	—	685,718
Leisure Products	210,075	—	—	210,075
Machinery	8,519,032	—	—	8,519,032
Marine	1,334,340	—	—	1,334,340
Media	425,600	—	—	425,600
Metals & Mining	4,082,290	—	—	4,082,290
Multi-Utilities	488,114	—	—	488,114
Multiline Retail	1,604,246	—	—	1,604,246
Oil, Gas & Consumable Fuels	2,142,602	—	—	2,142,602
Real Estate Management & Development	2,627,422	—	—	2,627,422
REIT	2,287,416	—	—	2,287,416
Road & Rail	704,704	—	—	704,704
Semiconductors & Semiconductor Equipment	9,482,836	—	—	9,482,836
Software	508,076	—	—	508,076
Technology Hardware, Storage & Peripherals	4,086,532	—	—	4,086,532
Textiles, Apparel & Luxury Goods	2,762,933	—	—	2,762,933
Thrifts & Mortgage Finance	753,543	—	—	753,543

Total Common Stock	103,455,676	—	—	103,455,676

Total Investments	$103,455,676	$—	$—	$103,455,676

See accompanying notes to financial statements.

38

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value
	Beverages (2.3% of Net Assets)
463,700	Monster Beverage Corp. (1)	$21,042,706

	Biotechnology (8.9%)
158,672	Alexion Pharmaceuticals, Inc. (1)	20,275,108
191,713	BioMarin Pharmaceutical, Inc. (1)	18,373,774
346,080	Celgene Corp. (1)	42,931,224

	Total Biotechnology	81,580,106

	Capital Markets (3.1%)
575,170	Charles Schwab Corp. (The)	22,345,355
44,800	S&P Global, Inc.	6,011,712

	Total Capital Markets	28,357,067

	Chemicals (1.4%)
91,800	Air Products & Chemicals, Inc.	12,897,900

	Food & Staples Retailing (4.9%)
147,944	Costco Wholesale Corp.	26,263,019
229,340	CVS Health Corp.	18,906,789

	Total Food & Staples Retailing	45,169,808

	Health Care Providers & Services (1.9%)
405,116	Acadia Healthcare Co., Inc. (1)	17,654,955

	Hotels, Restaurants & Leisure (3.7%)
557,817	Starbucks Corp.	33,502,489

	Insurance (4.0%)
266,390	Chubb, Ltd. (Switzerland)	36,562,028

	Internet & Catalog Retail (9.0%)
46,844	Amazon.com, Inc. (1)	43,330,232
21,192	Priceline Group, Inc. (The) (1)	39,137,809

	Total Internet & Catalog Retail	82,468,041

	Internet Software & Services (16.6%)
71,429	Alphabet, Inc. — Class C (1)	64,711,817
74,555	Equinix, Inc.	31,141,624
372,402	Facebook, Inc. (1)	55,953,400

	Total Internet Software & Services	151,806,841

	IT Services (10.3%)
167,600	Mastercard, Inc.	19,495,232
536,460	PayPal Holdings, Inc. (1)	25,599,871
540,504	Visa, Inc.	49,304,775

	Total IT Services	94,399,878

	Life Sciences Tools & Services (1.3%)
65,465	Illumina, Inc. (1)	12,101,860

See accompanying notes to financial statements.

39

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (1.5%)
105,640	Concho Resources, Inc. (1)	$13,380,362

	Pharmaceuticals (2.4%)
89,307	Allergan PLC (Ireland)	21,778,405

	Professional Services (0.8%)
180,599	TransUnion (1)	7,229,378

	REIT (5.0%)
364,172	American Tower Corp.	45,863,822

	Software (18.7%)
279,751	Adobe Systems, Inc. (1)	37,413,899
549,077	Mobileye NV (Netherlands) (1)	33,998,848
531,508	Salesforce.com, Inc. (1)	45,773,469
291,279	ServiceNow, Inc. (1)	27,520,040
413,902	Splunk, Inc. (1)	26,618,037

	Total Software	171,324,293

	Trading Companies & Distributors (1.9%)
393,100	Fastenal Co.	17,563,708

	Total Common Stock (Cost: $451,845,247) (97.7%)	894,683,647

	Money Market Investments
22,576,546	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (2)	22,576,546

	Total Money Market Investments (Cost: $22,576,546) (2.5%)	22,576,546

	Total Investments (Cost: $474,421,793) (100.2%)	917,260,193
	Liabilities in Excess of Other Assets (-0.2%)	(1,959,619)

	Net Assets (100.0%)	$915,300,574

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

40

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Beverages	2.3%
Biotechnology	8.9
Capital Markets	3.1
Chemicals	1.4
Food & Staples Retailing	4.9
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	3.7
Insurance	4.0
Internet & Catalog Retail	9.0
Internet Software & Services	16.6
IT Services	10.3
Life Sciences Tools & Services	1.3
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	2.4
Professional Services	0.8
REIT	5.0
Software	18.7
Trading Companies & Distributors	1.9
Money Market Investments	2.5

Total	100.2%

See accompanying notes to financial statements.

41

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$21,042,706	$—	$—	$21,042,706
Biotechnology	81,580,106	—	—	81,580,106
Capital Markets	28,357,067	—	—	28,357,067
Chemicals	12,897,900	—	—	12,897,900
Food & Staples Retailing	45,169,808	—	—	45,169,808
Health Care Providers & Services	17,654,955	—	—	17,654,955
Hotels, Restaurants & Leisure	33,502,489	—	—	33,502,489
Insurance	36,562,028	—	—	36,562,028
Internet & Catalog Retail	82,468,041	—	—	82,468,041
Internet Software & Services	151,806,841	—	—	151,806,841
IT Services	94,399,878	—	—	94,399,878
Life Sciences Tools & Services	12,101,860	—	—	12,101,860
Oil, Gas & Consumable Fuels	13,380,362	—	—	13,380,362
Pharmaceuticals	21,778,405	—	—	21,778,405
Professional Services	7,229,378	—	—	7,229,378
REIT	45,863,822	—	—	45,863,822
Software	171,324,293	—	—	171,324,293
Trading Companies & Distributors	17,563,708	—	—	17,563,708

Total Common Stock	894,683,647	—	—	894,683,647

Money Market Investments	22,576,546	—	—	22,576,546

Total Investments	$917,260,193	$—	$—	$917,260,193

See accompanying notes to financial statements.

42

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW Conservative Allocation Fund		TCW Focused Equities Fund		TCW Global Real Estate Fund		TCW High Dividend Equities Fund	TCW New America Premier Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$1,927		$9,420		$3,135		$7,674	$10,014
Investment in Affiliated Issuers, at Value	28,794	(2)	—		—		—	—
Foreign Currency, at Value	—		—		2	(3)	—	—	(3)(4)
Receivable for Securities Sold	907		—		—		—	552
Receivable for Fund Shares Sold	—	(4)	7		—		—	—
Dividends Receivable	30		9		2		4	9
Foreign Tax Reclaims Receivable	—		3		1		—	—
Receivable from Investment Advisor	2		8		8		7	7
Prepaid Expenses	20		17		20		20	25

Total Assets	31,680		9,464		3,168		7,705	10,607

LIABILITIES
Payable for Securities Purchased	939		—		—		—	210
Payable for Fund Shares Redeemed	100		—		—		—	—
Accrued Directors’ Fees and Expenses	7		7		7		7	7
Accrued Management Fees	—		5		2		4	7
Accrued Distribution Fees	—	(4)	—	(4)	—	(4)	— (4)	—	(4)
Other Accrued Expenses	9		14		6		9	1

Total Liabilities	1,055		26		15		20	225

NET ASSETS	$30,625		$9,438		$3,153		$7,685	$10,382

NET ASSETS CONSIST OF:
Paid-in Capital	$27,876		$14,278		$3,562		$7,684	$8,655
Accumulated Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency	535		(6,431)		(591)		(474)	296
Unrealized Appreciation of Investments	2,330		1,591		183		479	1,435
Undistributed Net Investment Income (Loss)	(116)		—		(1)		(4)	(4)

NET ASSETS	$30,625		$9,438		$3,153		$7,685	$10,382

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$29,596		$8,569		$2,609		$7,084	$9,055

N Class Share	$1,029		$869		$544		$601	$1,327

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	2,525,464		419,512		268,704		730,035	702,276

N Class Share	87,753		43,014		55,968		61,940	102,882

NET ASSET VALUE PER SHARE: (6)
I Class Share	$11.72		$20.43		$9.71		$9.70	$12.89

N Class Share	$11.72		$20.21		$9.71		$9.70	$12.89

(1)	The identified cost for the TCW Conservative Allocation Fund, the TCW Focused Equities Fund, the TCW Global Real Estate Fund, the TCW High Dividend Equities Fund and the TCW New America Premier Equities Fund at April 30, 2017 was $1,923, $7,829, $2,952, $7,195 and $8,579, respectively.
(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $ 26,468 .
(3)	The identified cost for the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2017 was $2 and $0.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

43

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$692,709	$478,030	$103,456	$917,260
Receivable for Securities Sold	673	1,756	2,357	—
Receivable for Fund Shares Sold	156	371	61	334
Dividends Receivable	825	422	41	386
Receivable from Investment Advisor	40	3	3	7
Prepaid Expenses	32	25	19	39

Total Assets	694,435	480,607	105,937	918,026

LIABILITIES
Payable for Securities Purchased	4,763	3,058	875	233
Payable for Fund Shares Redeemed	441	123	72	1,547
Disbursements in Excess of Available Cash	—	—	960	—
Accrued Directors’ Fees and Expenses	7	7	7	7
Accrued Management Fees	422	253	69	552
Accrued Distribution Fees	131	4	4	28
Other Accrued Expenses	161	146	21	358

Total Liabilities	5,925	3,591	2,008	2,725

NET ASSETS	$688,510	$477,016	$103,929	$915,301

NET ASSETS CONSIST OF:
Paid-in Capital	$441,314	$249,037	$73,180	$276,992
Accumulated Net Realized Gain on Investments	145,344	53,031	2,392	197,279
Unrealized Appreciation of Investments	99,876	173,259	28,613	442,838
Undistributed Net Investment Income (Loss)	1,976	1,689	(256)	(1,808)

NET ASSETS	$688,510	$477,016	$103,929	$915,301

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$150,242	$455,953	$83,797	$774,611

N Class Share	$538,268	$21,063	$20,132	$140,690

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	8,089,489	19,989,212	3,551,538	28,094,508

N Class Share	28,487,032	925,687	875,514	5,490,727

NET ASSET VALUE PER SHARE: (3)
I Class Share	$18.57	$22.81	$23.59	$27.57

N Class Share	$18.90	$22.75	$22.99	$25.62

(1)	The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2017 was $592,833, $304,771, $74,843 and $474,422, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

44

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW Conservative Allocation Fund		TCW Focused Equities Fund		TCW Global Real Estate Fund		TCW High Dividend Equities Fund		TCW New America Premier Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$2		$84	(1)	$73	(1)	$126		$60	(1)
Dividends from Investment in Affiliated Issuers	275		—		—		—		—

Total	277		84		73		126		60

Expenses:
Management Fees	—		32		12		25		37
Accounting Services Fees	3		2		1		1		1
Administration Fees	1		1		1		1		1
Transfer Agent Fees:
I Class	4		3		2		2		2
N Class	3		2		2		2		2
Custodian Fees	1		2		3		3		3
Professional Fees	9		13		10		10		9
Directors’ Fees and Expenses	15		15		15		15		15
Registration Fees:
I Class	8		9		8		9		12
N Class	8		9		8		8		12
Distribution Fees:
N Class	1		1		1		1		2
Shareholder Reporting Expense	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
Other	3		3		2		2		1

Total	56		92		65		79		97

Less Expenses Borne by Investment Advisor:
I Class	—		25		30		24		31
N Class	9		14		15		12		18

Net Expenses	47		53		20		43		48

Net Investment Income	230		31		53		83		12

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	—		178		(79)		187		298
Investments in Affiliated Issuers	140		—		—		—		—
Realized Gain Distributed from Affiliated Issuers	448		—		—		—		—
Foreign Currency	—		—		(3)		—		(1)
Options Written	—		—		—		2		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	4		834		156		398		1,215
Foreign Currency	—		—		—		—		—	(2)
Investments in Affiliated Issuers	119		—		—		—		—
Options Written	—		—		—		6		—

Net Realized and Unrealized Gain (Loss) on Investments	711		1,012		74		593		1,512

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$941		$1,043		$127		$676		$1,524

(1)	Net of foreign taxes withheld of $0, $1 and $0 for the TCW Focused Equities Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

45

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$14,567	(1)	$5,107	$785	(1)	$3,399

Total	14,567		5,107	785		3,399

Expenses:
Management Fees	3,491		1,592	420		4,150
Accounting Services Fees	48		27	5		68
Administration Fees	31		16	3		41
Transfer Agent Fees:
I Class	58		222	20		564
N Class	460		11	8		74
Custodian Fees	2		2	2		3
Professional Fees	32		19	15		25
Directors’ Fees and Expenses	15		15	15		15
Registration Fees:
I Class	10		11	9		17
N Class	17		10	9		12
Distribution Fees:
N Class	1,135		26	25		173
Shareholder Reporting Expense	3		1	—	(2)	4
Other	59		33	9		100

Total	5,361		1,985	540		5,246

Less Expenses Borne by Investment Advisor:
N Class	184		15	15		40

Net Expenses	5,177		1,970	525		5,206

Net Investment Income (Loss)	9,390		3,137	260		(1,807)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	74,204		54,167	4,703		198,757
In-kind Redemptions	116,778		—	—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(86,729)		9,656	11,960		(79,386)

Net Realized and Unrealized Gain (Loss) on Investments	104,253		63,823	16,663		119,371

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,643		$66,960	$16,923		$117,564

(1)	Net of foreign taxes withheld of $33 and $3 for the TCW Relative Value Dividend Appreciation Fund and the TCW Relative Value Mid Cap Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

46

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Conservative Allocation Fund		TCW Focused Equities Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$230	$446	$31	$106
Net Realized Gain (Loss) on Investments	588	1,451	178	(230)
Change in Unrealized Appreciation on Investments	123	(1,658)	834	214

Increase in Net Assets Resulting from Operations	941	239	1,043	90

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(666)	(465)	(119)	(64)
N Class	(20)	(18)	(12)	(13)
Distributions from Net Realized Gain:
I Class	(1,136)	(689)	—	—
N Class	(49)	(40)	—	—

Total Distributions to Shareholders	(1,871)	(1,212)	(131)	(77)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,505	(4,003)	(1,160)	(559)
N Class	(529)	(230)	(175)	(433)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	976	(4,233)	(1,335)	(992)

Increase (Decrease) in Net Assets	46	(5,206)	(423)	(979)
NET ASSETS
Beginning of Period	30,579	35,785	9,861	10,840

End of Period	$30,625	$30,579	$9,438	$9,861

Undistributed Net Investment Income (Loss)	$(116)	$340	$—	$100

See accompanying notes to financial statements.

47

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Real Estate Fund		TCW High Dividend Equities Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$53	$123	$83	$166
Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	(82)	(518)	189	(442)
Change in Unrealized Appreciation on Investments and Options Written	156	69	404	412

Increase (Decrease) in Net Assets Resulting from Operations	127	(326)	676	136

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(43)	(98)	(81)	(143)
N Class	(10)	(15)	(6)	(10)
Distributions from Net Realized Gain:
I Class	—	(5)	—	—
N Class	—	(1)	—	—
Distributions from Return of Capital:
I Class	—	(10)	—	(15)
N Class	—	(2)	—	(1)

Total Distributions to Shareholders	(53)	(131)	(87)	(169)

NET CAPITAL SHARE TRANSACTIONS
I Class	(947)	(380)	(4,988)	7,588
N Class	10	23	89	(38)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(937)	(357)	(4,899)	7,550

Increase (Decrease) in Net Assets	(863)	(814)	(4,310)	7,517
NET ASSETS
Beginning of Period	4,016	4,830	11,995	4,478

End of Period	$3,153	$4,016	$7,685	$11,995

Undistributed Net Investment Income (Loss)	$(1)	$(1)	$(4)	$—

See accompanying notes to financial statements.

48

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW New America Premier Equities Fund		TCW Relative Value Dividend Appreciation Fund
	Six Months Ended April 30, 2017 (Unaudited)	January 29, 2016 Commencement of Operations) through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$12	$25	$9,390	$19,857
Net Realized Gain on Investments, In-Kind Redemptions and Foreign Currency Transactions	297	130	190,982	46,231
Change in Unrealized Appreciation on Investments	1,215	220	(86,729)	(19,557)

Increase in Net Assets Resulting from Operations	1,524	375	113,643	46,531

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(37)	—	(1,588)	(3,005)
N Class	(5)	—	(7,487)	(14,089)
Distributions from Net Realized Gain:
I Class	(115)	—	—	—
N Class	(17)	—	—	—

Total Distributions to Shareholders	(174)	—	(9,075)	(17,094)

NET CAPITAL SHARE TRANSACTIONS
I Class	4,733	2,891	(31,954)	(14,631)
N Class	28	1,005	(425,856)	(27,292)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	4,761	3,896	(457,810)	(41,923)

Increase (Decrease) in Net Assets	6,111	4,271	(353,242)	(12,486)
NET ASSETS
Beginning of Period	4,271	—	1,041,752	1,054,238

End of Period	$10,382	$4,271	$688,510	$1,041,752

Undistributed Net Investment Income (Loss)	$(4)	$26	$1,976	$1,661

See accompanying notes to financial statements.

49

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Large Cap Fund		TCW Relative Value Mid Cap Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$3,137	$9,468	$260	$877
Net Realized Gain (Loss) on Investments	54,167	33,789	4,703	(1,293)
Change in Unrealized Appreciation on Investments	9,656	(30,718)	11,960	2,273

Increase in Net Assets Resulting from Operations	66,960	12,539	16,923	1,857

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(8,711)	(7,528)	(479)	(644)
N Class	(328)	(227)	(79)	(81)
Distributions from Net Realized Gain:
I Class	(23,770)	(25,919)	—	(11,118)
N Class	(1,014)	(975)	—	(2,394)

Total Distributions to Shareholders	(33,823)	(34,649)	(558)	(14,237)

NET CAPITAL SHARE TRANSACTIONS
I Class	(55,984)	(166,273)	(4,374)	(8,116)
N Class	159	(4,954)	259	(740)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(55,825)	(171,227)	(4,115)	(8,856)

Increase (Decrease) in Net Assets	(22,688)	(193,337)	12,250	(21,236)
NET ASSETS
Beginning of Period	499,704	693,041	91,679	112,915

End of Period	$477,016	$499,704	$103,929	$91,679

Undistributed Net Investment Income (Loss)	$1,689	$7,591	$(256)	$42

See accompanying notes to financial statements.

50

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Select Equities Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(1,807)	$(6,696)
Net Realized Gain on Investments	198,757	100,802
Change in Unrealized Appreciation on Investments	(79,386)	(206,536)

Increase (Decrease) in Net Assets Resulting from Operations	117,564	(112,430)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(74,718)	(115,798)
N Class	(9,066)	(21,972)

Total Distributions to Shareholders	(83,784)	(137,770)

NET CAPITAL SHARE TRANSACTIONS
I Class	(516,531)	(158,555)
N Class	(17,744)	(78,565)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(534,275)	(237,120)

Decrease in Net Assets	(500,495)	(487,320)
NET ASSETS
Beginning of Period	1,415,796	1,903,116

End of Period	$915,301	$1,415,796

Undistributed Net Investment Loss	$(1,808)	$(1)

See accompanying notes to financial statements.

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 21 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has distinct investment objectives. The following are the objectives for the 9 U.S. Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified U.S. Equity Funds

TCW Focused Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in publicly traded equity securities of companies with market capitalizations of greater than $3 billion dollars at the time of acquisition.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”) and real estate companies.

TCW High Dividend Equities Fund

Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in equity securities of U.S. issuers with history of paying high dividends.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% under normal circumstances of the value of its net assets in companies with enduring, cash generating business whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generating by the businesses.

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income along with capital appreciation by investing at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund

Seeks capital appreciation, with a secondary goal of

current income, by investing at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase.

TCW Relative Value Mid Cap Fund

Seeks to provide long-term capital appreciation by investing at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations at the time of acquisition, within the capitalization ranges of the companies comprising the Russell Mid Cap Index.

52

TCW Funds, Inc.

April 30, 2017

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

TCW Select Equities Fund

Seeks to provide long-term capital appreciation by

investing primarily in equity securities that the portfolio manager believes to have strong and enduring business models and inherent advantages over their competitors.

Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds. The Fund may also invests in ETFs.

All Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

The TCW Conservative Allocation Fund invests is a “fund of funds” that invests in affiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds are valued based on the NAV per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

54

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships.    Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The summary of the inputs used as of April 30, 2017 in valuing the Funds’ investments is listed after each Fund’s Schedule of Investments.

The Funds held no investments or other financial instruments at April 30, 2017 for which fair value was calculated using Level 3 inputs.

The TCW Global Real Estate Fund had a transfer of $101,312 out Level 2 into Level 1 of the fair value hierarchy. The transfer between Level 2 and Level 1 of the fair value hierarchy during the period ended April 30, 2017 was due to change in valuation from the fair value price to the exchange closing price. None of the other Funds had any transfers in and out of Level 1 and Level 2 of the fair value hierarchy for the period ended April 30, 2017.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the market value of foreign securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2017, the TCW Global Real Estate Fund and the TCW High Dividend Equities Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Number of Contracts):

	Equity Risk	Total
TCW Global Real Estate Fund
Statement of Operations:
Realized (Loss)
Investments (1)	$(7)	$(7)

Total Realized (Loss)	$(7)	$(7)

Number of Contracts (2)
Options Purchased	29	29

TCW High Dividend Equities Fund
Statement of Operations:
Realized (Loss)
Investments (1)	$(132)	$(132)
Options Written	2	2

Total Realized (Loss)	$(130)	$(130)

Change in Appreciation (Depreciation)
Investments (1)	$21	$21
Options Written	6	6

Total Change in Appreciation	$27	$27

Number of Contracts (2)
Options Purchased	176	176
Options Written	14	14

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts, which are representative of the volume traded for the period ended April 30, 2017.

Options:    The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the

56

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the six months ended April 30, 2017, the TCW High Dividend Equities Fund had written option contracts to increase the yield of the Fund. Transactions in written option contracts for the six months ended April 30, 2017 were as follows:

TCW High Dividend Equities Fund
	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	16	$9,423
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	(3)	(7,656)
Options expired	(13)	(1,767)

Options outstanding at April 30, 2017	—	$—

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2017.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2017.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund, the TCW High Dividend Equities Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

58

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest of the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Conservative Allocation Fund	$2,403	$(109)	$2,294	$28,427
TCW Focused Equities Fund	1,674	(130)	1,544	7,876
TCW Global Real Estate Fund	245	(81)	164	2,971
TCW High Dividend Equities Fund	488	(108)	380	7,294
TCW New America Premier Equities Fund	1,445	(13)	1,432	8,582
TCW Relative Value Dividend Appreciation Fund	139,568	(37,527)	102,041	590,668
TCW Relative Value Large Cap Fund	179,677	(7,434)	172,243	305,787
TCW Relative Value Mid Cap Fund	30,463	(2,718)	27,745	75,711
TCW Select Equities Fund	456,393	(14,370)	442,023	475,237

At October 31, 2016, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$341	$1,185	$1,526
TCW Focused Equities Fund	109	—	109
TCW New America Premier Equities Fund	160	—	160
TCW Relative Value Dividend Appreciation Fund	1,661	—	1,661
TCW Relative Value Large Cap Fund	7,592	24,779	32,371
TCW Relative Value Mid Cap Fund	42	—	42
TCW Select Equities Fund	—	83,783	83,783

For the fiscal year ended October 31, 2016, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Return Of Capital	Total Distributions
TCW Conservative Allocation Fund	$483	$729	$—	$1,212
TCW Focused Equities Fund	77	—	—	77
TCW Global Real Estate Fund	113	6	12	131
TCW Growth Equities Fund	—	3,201	—	3,201
TCW High Dividend Equities Fund	153	—	16	169
TCW Relative Value Dividend Appreciation Fund	17,094	—	—	17,094
TCW Relative Value Large Cap Fund	7,755	26,894	—	34,649
TCW Relative Value Mid Cap Fund	725	13,512	—	14,237
TCW Select Equities Fund	12,885	124,885	—	137,770

60

TCW Funds, Inc.

April 30, 2017

Note 4 — Federal Income Taxes (Continued)

At October 31, 2016, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

		No Expiration (2)
	Expiring in 2017 (1)	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Focused Equities Fund	$6,357	$88	$121	$6,566
TCW Global Real Estate Fund	—	397	106	503
TCW High Dividend Equities Fund	—	590	54	644
TCW Relative Value Dividend Appreciation Fund	48,142	—	—	48,142
TCW Relative Value Mid Cap Fund (1)	—	530	565	1,095

(1)	Losses incurred prior to December 22, 2010.
(2)	Losses incurred after December 22, 2010.

The Funds did not have any unrecognized tax benefits at April 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2017. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily NAV:

TCW Focused Equities Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW High Dividend Equities Fund	0.65%
TCW New America Premier Equities Fund	0.80%
TCW Relative Value Dividend Appreciation Fund	0.65%
TCW Relative Value Large Cap Fund	0.65%
TCW Relative Value Mid Cap Fund	0.80%
TCW Select Equities Fund	0.75%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly, as a shareholder in the affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets.

TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Focused Equities Fund
I Class	1.09	% (1)
N Class	1.09	% (1)
TCW Global Real Estate Fund
I Class	1.46	% (1)
N Class	1.46	% (1)
TCW High Dividend Equities Fund
I Class	1.18	% (1)
N Class	1.18	% (1)
TCW New America Premier Equities Fund
I Class	1.04	% (1)
N Class	1.04	% (1)

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

TCW Relative Value Dividend Appreciation Fund
I Class	1.00	% (1)
N Class	1.00	% (1)
TCW Relative Value Large Cap Fund
I Class	1.00	% (1)
N Class	1.00	% (1)
TCW Relative Value Mid Cap Fund
I Class	1.16	% (1)
N Class	1.16	% (1)
TCW Select Equities Fund
I Class	1.11	% (2)
N Class	1.11	% (2)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)	Limitations based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2017. These limitations are voluntary and terminable in a six month notice.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Total accrued and deferred amounts are recorded on the Fund’s books as other liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

62

TCW Funds, Inc.

April 30, 2017

Note 7 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2017 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)
Metropolitan West Low Duration Fund—I Class
	354,750	13,648	(23,397)	345,001	$3,012	$20	$5
Metropolitan West Total Return Bond Fund—I Class
	391,564	21,305	(26,086)	386,783	4,111	40	57
Metropolitan West Unconstrained Bond Fund—I Class
	—	513,557	(9,673)	503,884	5,996	32	—
TCW / Gargoyle Dynamic 500 Fund—I Class
	—	237,548	(9,846)	227,702	2,509	10	8
TCW / Gargoyle Hedged Value Fund—I Class
	195,801	8,306	(111,295)	92,812	856	21	—
TCW Global Bond Fund—I Class
	75,764	3,695	(5,029)	74,430	714	6	5
TCW Global Real Estate Fund—I Class
	120,731	—	(120,731)	—	—	—	—
TCW High Dividend Equities Fund—I Class
	351,990	5,536	(227,261)	130,265	1,264	14	—
TCW International Growth Fund—I Class
	77,502	2,942	(5,128)	75,316	810	6	—
TCW New America Premier Equities Fund—I Class
	—	143,708	(9,109)	134,599	1,735	7	23
TCW Relative Value Large Cap Fund—I Class
	124,211	8,742	(41,978)	90,975	2,075	35	95
TCW Select Equities Fund—I Class
	96,331	6,414	(34,008)	68,737	1,895	—	102
TCW Total Return Bond Fund—I Class
	995,444	38,122	(649,930)	383,636	3,817	84	153

Total					$28,794	$275	$448

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2017 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West Low Duration Bond Fund	0.10%
Metropolitan West Total Return Bond Fund	0.01%
Metropolitan West Unconstrained Bond Fund	0.17%
TCW / Gargoyle Dynamic 500 Fund	43.10%
TCW / Gargoyle Hedged Value Fund	1.85%
TCW Global Bond Fund	4.45%
TCW High Dividend Equities Fund	16.44%
TCW International Growth Fund	22.98%
TCW New America Premier Equities Fund	16.71%
TCW Relative Value Large Cap Fund	0.44%
TCW Select Equities Fund	0.21%
TCW Total Return Bond Fund	0.04%

(1)	Percentage ownership based on total net assets of the underlying fund.

63

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Transactions with Affiliates (Continued)

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2017 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Conservative Allocation Fund	$13,640	$13,959	$—	$—
TCW Focused Equities Fund	794	2,466	—	—
TCW Global Real Estate Fund	640	1,755	—	—
TCW High Dividend Equities Fund	4,823	9,569	—	—
TCW New America Premier Equities Fund	10,754	6,157	—	—
TCW Relative Value Large Cap Fund	61,868	154,779	—	—
TCW Relative Value Mid Cap Fund	17,204	21,830	—	—
TCW Relative Value Dividend Appreciation Fund	134,603	218,473	—	—
TCW Select Equities Fund	123,431	732,033	—	—

During the six months ended April 30, 2017, the TCW Relative Value Dividend Appreciation Fund delivered securities in exchange for shares redeemed by a shareholder in an in-kind redemption valued at $373,555 (amount in thousands) on the date of transfer. The shareholder is a nonaffiliate of the Advisor. For financial reporting purposes, the Fund recognizes a gain or loss on the transfer of securities; however, the gain or loss is not recognized for tax purposes and is reclassified from undistributed realized gain (loss) to paid-in capital. The Fund realized $116,778 (amount in thousands) of net gain attributable to the in-kind redemption.

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Conservative Allocation Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	129,408	$1,510	266,269	$3,156
Shares Issued upon Reinvestment of Dividends	155,467	1,761	94,762	1,131
Shares Redeemed	(149,533)	(1,766)	(683,727)	(8,290)

Net Increase (Decrease)	135,342	$1,505	(322,696)	$(4,003)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	20,381	$244	40,211	$479
Shares Issued upon Reinvestment of Dividends	5,978	68	4,787	57
Shares Redeemed	(70,898)	(841)	(63,507)	(766)

Net Decrease	(44,539)	$(529)	(18,509)	$(230)

64

TCW Funds, Inc.

April 30, 2017

Note 9 — Capital Share Transactions (Continued)

TCW Focused Equities Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,637	$74	205,905	$3,451
Shares Issued upon Reinvestment of Dividends	5,551	109	2,922	55
Shares Redeemed	(66,646)	(1,343)	(214,385)	(4,065)

Net Decrease	(57,458)	$(1,160)	(5,558)	$(559)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	627	$13	1,638	$29
Shares Issued upon Reinvestment of Dividends	629	12	688	13
Shares Redeemed	(10,104)	(200)	(25,999)	(475)

Net Decrease	(8,848)	$(175)	(23,673)	$(433)

TCW Global Real Estate Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	25,907	$250	184,189	$1,795
Shares Issued upon Reinvestment of Dividends	4,408	42	11,410	112
Shares Redeemed	(133,261)	(1,239)	(269,042)	(2,287)

Net Decrease	(102,946)	$(947)	(73,443)	$(380)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	538	$5	568	$5
Shares Issued upon Reinvestment of Dividends	1,017	10	1,801	18
Shares Redeemed	(539)	(5)	(10)	—

Net Increase	1,016	$10	2,359	$23

TCW High Dividend Equities Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	10,557	$103	912,708	$8,121
Shares Issued upon Reinvestment of Dividends	7,328	70	15,211	138
Shares Redeemed	(581,233)	(5,161)	(76,372)	(671)

Net Increase (Decrease)	(563,348)	$(4,988)	851,547	$7,588

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	8,769	$83	1,406	$12
Shares Issued upon Reinvestment of Dividends	654	6	1,234	11
Shares Redeemed	—	—	(6,727)	(61)

Net Increase (Decrease)	9,423	$89	(4,087)	$(38)

65

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW New America Premier Equities Fund	Six Months Ended April 30, 2017 (Unaudited)		January 29, 2016 (Commencement of Operations) through October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	438,979	$4,934	279,930	$2,891
Shares Issued upon Reinvestment of Dividends	12,994	146	—	—
Shares Redeemed	(29,627)	(347)	—	—

Net Increase	422,346	$4,733	279,930	$2,891

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,868	$23	100,450	$1,005
Shares Issued upon Reinvestment of Dividends	2,001	23	—	—
Shares Redeemed	(1,437)	(18)	—	—

Net Increase	2,432	$28	100,450	$1,005

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,192,323	$22,266	948,410	$15,498
Shares Issued upon Reinvestment of Dividends	79,331	1,471	170,136	2,833
Shares Redeemed	(2,934,613)	(55,691)	(2,020,794)	(32,962)

Net Decrease	(1,662,959)	$(31,954)	(902,248)	$(14,631)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	24,303,539	$458,250	9,410,205	$155,007
Shares Issued upon Reinvestment of Dividends	395,030	7,455	827,154	14,023
Shares Redeemed	(27,374,841)	(518,006)	(11,784,787)	(196,322)
In-Kind Redemptions	(19,698,827)	(373,555)	—	—

Net Decrease	(22,375,099)	$(425,856)	(1,547,428)	$(27,292)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,326,354	$30,049	3,071,355	$61,967
Shares Issued upon Reinvestment of Dividends	1,432,234	31,595	1,619,808	32,801
Shares Redeemed	(5,229,064)	(117,628)	(12,606,029)	(261,041)

Net Decrease	(2,470,476)	$(55,984)	(7,914,866)	$(166,273)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	60,888	$1,377	288,193	$5,723
Shares Issued upon Reinvestment of Dividends	60,256	1,327	58,635	1,186
Shares Redeemed	(112,049)	(2,545)	(574,905)	(11,863)

Net Increase (Decrease)	9,095	$159	(228,077)	$(4,954)

66

TCW Funds, Inc.

April 30, 2017

Note 9 — Capital Share Transactions (Continued)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	281,798	$6,559	485,901	$9,717
Shares Issued upon Reinvestment of Dividends	20,199	461	618,869	11,338
Shares Redeemed	(489,280)	(11,394)	(1,527,336)	(29,171)

Net Decrease	(187,283)	$(4,374)	(422,566)	$(8,116)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	125,394	$2,824	71,949	$1,214
Shares Issued upon Reinvestment of Dividends	3,399	76	132,387	2,366
Shares Redeemed	(117,019)	(2,641)	(233,700)	(4,320)

Net Increase (Decrease)	11,774	$259	(29,364)	$(740)

TCW Select Equities Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,531,895	$89,710	14,358,052	$377,427
Shares Issued upon Reinvestment of Dividends	1,164,576	27,822	1,713,253	47,526
Shares Redeemed	(25,127,843)	(634,063)	(22,491,120)	(583,508)

Net Decrease	(20,431,372)	$(516,531)	(6,419,815)	$(158,555)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	142,354	$3,390	2,068,585	$54,054
Shares Issued upon Reinvestment of Dividends	396,802	8,817	832,078	21,617
Shares Redeemed	(1,255,604)	(29,951)	(6,511,018)	(154,236)

Net Decrease	(716,448)	$(17,744)	(3,610,355)	$(78,565)

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2017.

Note 11 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes with an expiration date of December 29, 2017. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2017. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the statements of operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

67

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 13 — Recently Issued Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

68

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$12.13		$12.50	$12.24	$11.66	$10.91	$10.51

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.17	0.13	0.11	0.22	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.28		(0.07)	0.33	0.67	0.79	0.51

Total from Investment Operations	0.37		0.10	0.46	0.78	1.01	0.83

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.19)	(0.14)	(0.20)	(0.26)	(0.20)
Distributions from Net Realized Gain	(0.49)		(0.28)	(0.06)	—	—	(0.23)

Total Distributions	(0.78)		(0.47)	(0.20)	(0.20)	(0.26)	(0.43)

Net Asset Value per Share, End of Period	$11.72		$12.13	$12.50	$12.24	$11.66	$10.91

Total Return	3.31	% (2)	0.78%	3.88%	6.66%	9.42%	8.35%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,596		$28,982	$33,909	$30,746	$27,121	$14,705
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	0.30	% (4)	0.30%	0.25%	0.29%	0.40%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.59	% (4)	1.41%	1.01%	0.94%	1.96%	2.98%
Portfolio Turnover Rate	45.81	% (2)	37.62%	30.24%	40.56%	57.98%	59.12%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

69

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$12.07		$12.44	$12.17	$11.61	$10.89	$10.51

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.11	0.04	0.05	0.18	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.28		(0.08)	0.35	0.66	0.78	0.52

Total from Investment Operations	0.34		0.03	0.39	0.71	0.96	0.81

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.12)	(0.06)	(0.15)	(0.24)	(0.20)
Distributions from Net Realized Gain	(0.49)		(0.28)	(0.06)	—	—	(0.23)

Total Distributions	(0.69)		(0.40)	(0.12)	(0.15)	(0.24)	(0.43)

Net Asset Value per Share, End of Period	$11.72		$12.07	$12.44	$12.17	$11.61	$10.89

Total Return	2.97	% (2)	0.31%	3.31%	6.07%	8.97%	8.09%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,029		$1,597	$1,876	$807	$1,047	$815
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	2.34	% (4)	1.54%	1.61%	3.20%	2.84%	2.70%
After Expense Reimbursement	0.82	% (4)	0.82%	0.84%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.06	% (4)	0.89%	0.36%	0.41%	1.58%	2.72%
Portfolio Turnover Rate	45.81	% (2)	37.62%	30.24%	40.56%	57.98%	59.12%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

70

TCW Focused Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$18.67		$19.45	$19.37	$16.02	$12.20	$10.83

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.20	0.12	0.09	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	1.95		(0.79)	0.04	3.34	3.86	1.36

Total from Investment Operations	2.01		(0.59)	0.16	3.43	3.94	1.41

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.19)	(0.08)	(0.08)	(0.12)	(0.04)

Net Asset Value per Share, End of Period	$20.43		$18.67	$19.45	$19.37	$16.02	$12.20

Total Return	10.82	% (2)	(3.04)%	0.79%	21.46%	32.67%	12.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,569		$8,903	$9,386	$9,970	$7,628	$7,007
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.61	% (3)	1.60%	1.46%	1.60%	1.95%	1.19%
After Expense Reimbursement	1.05	% (3)	1.08%	1.09%	1.11%	1.14%	1.19%
Ratio of Net Investment Income to Average Net Assets	0.63	% (3)	1.08%	0.62%	0.52%	0.56%	0.43%
Portfolio Turnover Rate	8.14	% (2)	47.89%	83.02%	39.65%	39.65%	24.99%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

71

TCW Focused Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$18.47		$19.25	$19.17	$15.85	$12.11	$10.71

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.19	0.12	0.09	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	1.93		(0.78)	0.04	3.31	3.82	1.35

Total from Investment Operations	1.99		(0.59)	0.16	3.40	3.90	1.40

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.19)	(0.08)	(0.08)	(0.16)	—

Net Asset Value per Share, End of Period	$20.21		$18.47	$19.25	$19.17	$15.85	$12.11

Total Return	10.82	% (2)	(3.08)%	0.80%	21.50%	32.61%	13.07%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$869		$958	$1,454	$1,804	$921	$861
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.91	% (3)	3.19%	2.39%	3.66%	4.15%	3.29%
After Expense Reimbursement	1.05	% (3)	1.08%	1.09%	1.11%	1.14%	1.18%
Ratio of Net Investment Income to Average Net Assets	0.63	% (3)	1.05%	0.63%	0.50%	0.58%	0.45%
Portfolio Turnover Rate	8.14	% (2)	47.89%	83.02%	39.65%	39.65%	24.99%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

72

TCW Global Real Estate Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$9.42		$9.71	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.30	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.29		(0.26)	(0.27)

Total from Investment Operations	0.46		0.04	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.29)	(0.23)
Distributions from Net Realized Gain	—		(0.01)	—
Distributions from Return of Capital	—		(0.03)	—

Total Distributions	(0.17)		(0.33)	(0.23)

Net Asset Value per Share, End of Period	$9.71		$9.42	$9.71

Total Return	4.99	% (2)	0.31%	(0.62	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,609		$3,499	$4,320
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.82	% (4)	3.29%	5.28	% (4)
After Expense Reimbursement	1.39	% (4)	1.40%	1.43	% (4)
Ratio of Net Investment Income to Average Net Assets	3.58	% (4)	3.14%	2.27	% (4)
Portfolio Turnover Rate	21.25	% (2)	68.69%	23.58	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

73

TCW Global Real Estate Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$9.42		$9.70	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.32	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.30		(0.27)	(0.31)

Total from Investment Operations	0.46		0.05	(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.29)	(0.23)
Distributions from Net Realized Gain	—		(0.01)	—
Distributions from Return of Capital	—		(0.03)	—

Total Distributions	(0.17)		(0.33)	(0.23)

Net Asset Value per Share, End of Period	$9.71		$9.42	$9.70

Total Return	4.99	% (2)	0.41%	(0.72	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$544		$517	$510
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.15	% (4)	6.66%	9.21	% (4)
After Expense Reimbursement	1.39	% (4)	1.40%	1.43	% (4)
Ratio of Net Investment Income to Average Net Assets	3.43	% (4)	3.34%	2.58	% (4)
Portfolio Turnover Rate	21.25	% (2)	68.69%	23.58	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

74

TCW High Dividend Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$8.91		$8.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.80		(0.06)	(1.03)

Total from Investment Operations	0.90		0.13	(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.18)	(0.26)
Distributions from Return of Capital	—		(0.02)	—

Total Distributions	(0.11)		(0.20)	(0.26)

Net Asset Value per Share, End of Period	$9.70		$8.91	$8.98

Total Return	10.12	% (2)	1.35%	(7.66	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,084		$11,527	$3,969
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.84	% (4)	1.82%	3.28	% (4)
After Expense Reimbursement	1.15	% (4)	1.16%	1.17	% (4)
Ratio of Net Investment Income to Average Net Assets	2.18	% (4)	2.08%	2.94	% (4)
Portfolio Turnover Rate	64.65	% (2)	92.66%	89.39	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

75

TCW High Dividend Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$8.91		$8.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.80		(0.06)	(1.04)

Total from Investment Operations	0.90		0.13	(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.18)	(0.26)
Distributions from Return of Capital	—		(0.02)	—

Total Distributions	(0.11)		(0.20)	(0.26)

Net Asset Value per Share, End of Period	$9.70		$8.91	$8.98

Total Return	10.12	% (2)	1.46%	(7.76	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$601		$468	$509
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.55	% (4)	5.59%	7.30	% (4)
After Expense Reimbursement	1.15	% (4)	1.16%	1.17	% (4)
Ratio of Net Investment Income to Average Net Assets	2.18	% (4)	2.13%	3.05	% (4)
Portfolio Turnover Rate	64.65	% (2)	92.66%	89.39	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

76

TCW New America Premier Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		January 29, 2016 (Commencement of Operations) through October 31, 2016
Net Asset Value per Share, Beginning of Period	$11.23		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.01		0.08
Net Realized and Unrealized Gain on Investments	1.87		1.15

Total from Investment Operations	1.88		1.23

Less Distributions:
Distributions from Net Investment Income	(0.05)		—
Distributions from Net Realized Gain	(0.17)		—

Total Distributions	(0.22)		—

Net Asset Value per Share, End of Period	$12.89		$11.23

Total Return	17.07	% (2)	12.30	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,055		$3,143
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement (4)	1.82%		4.72%
After Expense Reimbursement (4)	1.04%		1.05%
Ratio of Net Investment Income to Average Net Assets (4)	0.25%		1.03%
Portfolio Turnover Rate	72.88	% (2)	73.83	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period January 29, 2016 (commencement of operations) through October 31, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

77

TCW New America Premier Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		January 29, 2016 (Commencement of Operations) through October 31, 2016
Net Asset Value per Share, Beginning of Period	$11.23		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.01		0.08
Net Realized and Unrealized Gain on Investments	1.87		1.15

Total from Investment Operations	1.88		1.23

Less Distributions:
Distributions from Net Investment Income	(0.05)		—
Distributions from Net Realized Gain	(0.17)		—

Total Distributions	(0.22)		—

Net Asset Value per Share, End of Period	$12.89		$11.23

Total Return	17.07	% (2)	12.30	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,327		$1,128
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement (4)	4.00%		6.08%
After Expense Reimbursement (4)	1.04%		1.05%
Ratio of Net Investment Income to Average Net Assets (4)	0.24%		0.98%
Portfolio Turnover Rate	72.88	% (2)	73.83	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period January 29, 2016 (commencement of operations) through October 31, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

78

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$16.95		$16.49	$16.71	$15.11	$11.77	$10.18

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.35	0.30	0.27	0.25	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1.63		0.41	(0.24)	1.61	3.36	1.60

Total from Investment Operations	1.80		0.76	0.06	1.88	3.61	1.82

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.30)	(0.28)	(0.28)	(0.27)	(0.23)

Net Asset Value per Share, End of Period	$18.57		$16.95	$16.49	$16.71	$15.11	$11.77

Total Return	10.63	% (2)	4.66%	0.40%	12.49%	31.06%	18.03%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$150,242		$165,331	$175,694	$195,400	$176,226	$99,787
Ratio of Expenses to Average Net Assets	0.77	% (3)	0.87%	0.86%	0.86%	0.82%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.91	% (3)	2.11%	1.81%	1.67%	1.86%	1.95%
Portfolio Turnover Rate	12.78	% (2)(4)	19.13%	17.95%	17.33%	18.37%	23.15%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

See accompanying notes to financial statements.

79

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$17.23		$16.76	$16.99	$15.34	$11.92	$10.29

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.31	0.26	0.23	0.22	0.19
Net Realized and Unrealized Gain (Loss) on Investments	1.66		0.43	(0.25)	1.63	3.41	1.62

Total from Investment Operations	1.82		0.74	0.01	1.86	3.63	1.81

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.27)	(0.24)	(0.21)	(0.21)	(0.18)

Net Asset Value per Share, End of Period	$18.90		$17.23	$16.76	$16.99	$15.34	$11.92

Total Return	10.48	% (2)	4.43%	0.10%	12.19%	30.71%	17.68%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$538,268		$876,421	$878,544	$970,397	$887,435	$601,397
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.04	% (3)	1.15%	1.14%	1.14%	1.11%	1.14%
After Expense Reimbursement	1.00	% (3)	1.11%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.72	% (3)	1.86%	1.53%	1.40%	1.60%	1.70%
Portfolio Turnover Rate	12.78	% (2)(4)	19.13%	17.95%	17.33%	18.37%	23.15%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

See accompanying notes to financial statements.

80

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$21.38		$21.99	$22.09	$19.47	$14.91	$13.05

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.32	0.26	0.21	0.19	0.16
Net Realized and Unrealized Gain (Loss) on Investments	2.81		0.19	(0.14)	2.65	4.53	1.82

Total from Investment Operations	2.96		0.51	0.12	2.86	4.72	1.98

Less Distributions:
Distributions from Net Investment Income	(0.41)		(0.25)	(0.22)	(0.24)	(0.16)	(0.12)
Distributions from Net Realized Gain	(1.12)		(0.87)	—	—	—	—

Total Distributions	(1.53)		(1.12)	(0.22)	(0.24)	(0.16)	(0.12)

Net Asset Value per Share, End of Period	$22.81		$21.38	$21.99	$22.09	$19.47	$14.91

Total Return	14.10	% (2)	2.61%	0.50%	14.79%	31.99%	15.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$455,953		$480,174	$667,957	$700,484	$543,669	$741,996
Ratio of Expenses to Average Net Assets	0.80	% (3)	0.88%	0.88%	0.88%	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets	1.29	% (3)	1.57%	1.14%	1.02%	1.13%	1.14%
Portfolio Turnover Rate	12.68	% (2)	14.71%	21.60%	18.77%	37.33%	19.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

81

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$21.31		$21.91	$22.04	$19.44	$14.89	$13.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.28	0.19	0.16	0.15	0.13
Net Realized and Unrealized Gain (Loss) on Investments	2.80		0.19	(0.14)	2.65	4.52	1.83

Total from Investment Operations	2.92		0.47	0.05	2.81	4.67	1.96

Less Distributions:
Distributions from Net Investment Income	(0.36)		(0.20)	(0.18)	(0.21)	(0.12)	(0.07)
Distributions from Net Realized Gain	(1.12)		(0.87)	—	—	—	—

Total Distributions	(1.48)		(1.07)	(0.18)	(0.21)	(0.12)	(0.07)

Net Asset Value per Share, End of Period	$22.75		$21.31	$21.91	$22.04	$19.44	$14.89

Total Return	13.95	% (2)	2.42%	0.20%	14.52%	31.64%	15.11%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,063		$19,530	$25,084	$29,589	$75,450	$50,212
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.14	% (3)	1.23%	1.20%	1.12%	1.13%	1.14%
After Expense Reimbursement	1.00	% (3)	1.10%	1.16%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.07	% (3)	1.35%	0.86%	0.77%	0.83%	0.92%
Portfolio Turnover Rate	12.68	% (2)	14.71%	21.60%	18.77%	37.33%	19.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

82

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$20.02		$22.43	$26.62	$26.56	$20.10	$17.43

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.18	0.17	0.13	0.16	0.15
Net Realized and Unrealized Gain (Loss) on Investments	3.64		0.34	(1.16)	2.70	6.48	2.63

Total from Investment Operations	3.70		0.52	(0.99)	2.83	6.64	2.78

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.16)	(0.12)	(0.14)	(0.17)	(0.11)
Distributions from Net Realized Gain	—		(2.77)	(3.08)	(2.63)	(0.01)	—

Total Distributions	(0.13)		(2.93)	(3.20)	(2.77)	(0.18)	(0.11)

Net Asset Value per Share, End of Period	$23.59		$20.02	$22.43	$26.62	$26.56	$20.10

Total Return	18.49	% (2)	3.53%	(4.58)%	11.09%	33.30%	16.04%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$83,797		$74,840	$93,356	$114,823	$118,138	$95,698
Ratio of Expenses to Average Net Assets	0.96	% (3)	0.98%	0.96%	0.95%	0.94%	1.01%
Ratio of Net Investment Income to Average Net Assets	0.53	% (3)	0.96%	0.68%	0.49%	0.68%	0.79%
Portfolio Turnover Rate	16.72	% (2)	17.81%	23.15%	21.67%	28.91%	32.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

83

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$19.50		$21.90	$26.08	$26.07	$19.74	$17.06

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.14	0.10	0.06	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	3.54		0.32	(1.12)	2.65	6.37	2.59

Total from Investment Operations	3.58		0.46	(1.02)	2.71	6.46	2.69

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.09)	(0.08)	(0.07)	(0.12)	(0.01)
Distributions from Net Realized Gain	—		(2.77)	(3.08)	(2.63)	(0.01)	—

Total Distributions	(0.09)		(2.86)	(3.16)	(2.70)	(0.13)	(0.01)

Net Asset Value per Share, End of Period	$22.99		$19.50	$21.90	$26.08	$26.07	$19.74

Total Return	18.36	% (2)	3.30%	(4.78)%	10.80%	32.90%	15.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,132		$16,839	$19,559	$28,458	$36,875	$32,292
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32	% (3)	1.35%	1.30%	1.27%	1.32%	1.40%
After Expense Reimbursement	1.16	% (3)	1.20%	1.21%	1.20%	1.23%	1.27%
Ratio of Net Investment Income to Average Net Assets	0.33	% (3)	0.74%	0.44%	0.23%	0.40%	0.53%
Portfolio Turnover Rate	16.72	% (2)	17.81%	23.15%	21.67%	28.91%	32.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

84

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013	2012
Net Asset Value per Share, Beginning of Period	$26.06		$29.65	$26.71	$24.84		$19.81	$18.17

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		(0.10)	(0.02)	(0.03)		0.03	(0.00	) (2)
Net Realized and Unrealized Gain (Loss) on Investments	3.13		(1.42)	3.80	2.71		5.34	1.86

Total from Investment Operations	3.09		(1.52)	3.78	2.68		5.37	1.86

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.00	) (2)	(0.05)	—
Distributions from Net Realized Gain	(1.58)		(2.07)	(0.84)	(0.81)		(0.29)	(0.22)

Total Distributions	(1.58)		(2.07)	(0.84)	(0.81)		(0.34)	(0.22)

Net Asset Value per Share, End of Period	$27.57		$26.06	$29.65	$26.71		$24.84	$19.81

Total Return	12.81	% (3)	(5.56)%	14.54%	11.01%		27.53%	10.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$774,611		$1,264,622	$1,629,090	$1,611,400		$1,325,609	$802,524
Ratio of Expenses to Average Net Assets	0.92	% (4)	0.89%	0.88%	0.86%		0.83%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30	)% (4)	(0.38)%	(0.08)%	(0.11)%		0.15%	(0.01)%
Portfolio Turnover Rate	11.42	% (3)	14.05%	27.19%	25.79%		24.55%	19.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

85

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$24.35		$27.91	$25.26	$23.59	$18.84	$17.34

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.06)		(0.16)	(0.09)	(0.10)	(0.02)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	2.91		(1.33)	3.58	2.58	5.06	1.78

Total from Investment Operations	2.85		(1.49)	3.49	2.48	5.04	1.72

Less Distributions:
Distributions from Net Realized Gain	(1.58)		(2.07)	(0.84)	(0.81)	(0.29)	(0.22)

Net Asset Value per Share, End of Period	$25.62		$24.35	$27.91	$25.26	$23.59	$18.84

Total Return	12.72	% (2)	(5.81)%	14.22%	10.73%	27.14%	10.06%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$140,690		$151,174	$274,026	$227,231	$378,026	$292,448
Ratio of Expenses to Average Net Assets
Before Expense Reimbursement	1.17	% (3)	1.16%	1.14%	1.13%	1.10%	1.14%
After Expense Reimbursement	1.11	% (3)	1.14%	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.49	)% (3)	(0.64)%	(0.33)%	(0.40)%	(0.10)%	(0.31)%
Portfolio Turnover Rate	11.42	% (2)	14.05%	27.19%	25.79%	24.55%	19.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

86

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2016 to April 30, 2017)
TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,033.10	0.30	% (1)	$1.51	(1)
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	% (1)	1.51	(1)

N Class Shares
Actual	$1,000.00	$1,029.70	0.82	% (1)	$4.13	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.73	0.82	% (1)	4.11	(1)

TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$1,108.20	1.05%		$5.49
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.05%		5.26

N Class Shares
Actual	$1,000.00	$1,108.20	1.05%		$5.49
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.05%		5.26

TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$1,049.90	1.39%		$7.06
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.39%		6.95

N Class Shares
Actual	$1,000.00	$1,049.90	1.39%		$7.06
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.39%		6.95

87

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2016 to April 30, 2017)
TCW High Dividend Equities Fund
I Class Shares
Actual	$1,000.00	$1,101.20	1.15%	$5.99
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

N Class Shares
Actual	$1,000.00	$1,101.20	1.15%	$5.99
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$1,170.70	1.04%	$5.60
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

N Class Shares
Actual	$1,000.00	$1,170.70	1.04%	$5.60
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,106.30	0.77%	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,020.98	0.77%	3.86

N Class Shares
Actual	$1,000.00	$1,104.80	1.00%	$5.22
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,141.00	0.80%	$4.25
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

N Class Shares
Actual	$1,000.00	$1,139.50	1.00%	$5.30
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$1,184.90	0.96%	$5.20
Hypothetical (5% return before expenses)	1,000.00	1,020.03	0.96%	4.81

N Class Shares
Actual	$1,000.00	$1,183.60	1.16%	$6.28
Hypothetical (5% return before expenses)	1,000.00	1,019.04	1.16%	5.81

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,128.10	0.92%	$4.85
Hypothetical (5% return before expenses)	1,000.00	1,020.23	0.92%	4.61

N Class Shares
Actual	$1,000.00	$1,127.20	1.11%	$5.85
Hypothetical (5% return before expenses)	1,000.00	1,019.29	1.11%	5.56

(1)	Does not included Expenses of the underlying affiliated investments.

88

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

89

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

John A. Gavin

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Chief Financial Officer

Jeffrey A. Engelsman

Chief Compliance Officer

Patrick W. Dennis

Assistant Secretary

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Focused Equities Fund

TCW Global Real Estate Fund

TCW High Dividend Equities Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Growth Fund

TCW International Small Cap Fund

FUNDsarEQ0417

APRIL 30

SEMI-ANNUAL

R E P O R T

U.S. FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2017. I would like to express our appreciation for your continued investment in the TCW Funds as well as to welcome new shareholders to our fund family. As of April 30, 2017, the TCW Funds held total net assets of approximately $17 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2017 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

In the aftermath of the U.S. presidential election, the expectation of increased growth and inflation fueled by potential fiscal stimulus and tax reform by the new administration spurred increased optimism and reinforced investors’ persistent reach for yield. However, it goes without saying that the fundamentals did not change overnight and the overly optimistic scenario that was priced into markets coming into the new year experienced some amount of correction in March and April. The increased volatility found the U.S. dollar retracing most of its gains and bank stocks trending lower after President Trump’s ambitious agenda hit a substantial roadblock on healthcare reform and optimism gave way to realism about the obstacles of political process. Still, “soft data” which is sentiment or survey-based has risen dramatically over the past several months, providing some cover for the Federal Reserve (Fed) to continue on its path toward normalization with increases to the federal funds rate target range in both December and March. This has occurred even as “hard”, or activity-based data such as consumer spending or GDP growth rates hasn’t shown material improvement in the economy. To this point, the consensus forecast is for lackluster growth of approximately 2% for the coming year. Considering this backdrop, the hikes are noteworthy and unprecedented. Compared with the past two tightening cycles (1994, 2004), the Fed is hiking much later in the cycle, when growth is relatively weak and leverage is much higher. Given that leverage has been sustained largely due to central bank accommodation, the Fed may have much less latitude to continue raising rates without precipitating volatility or cutting off economic growth.

For the six-month period ended April 30, 2017, U.S. equity markets climbed (S&P 500 Index +13%) and front end U.S. Treasuries sold off with yields shorter than 6-Months up by over 30 basis points (bps), while longer-dated yields (7-Year to 30-Year maturities) fell by approximately 10 bps, ultimately leading to a flatter curve. Fixed income spread sectors largely outperformed Treasuries, though the rise in rates over the period drove a negative 0.7% total return for the Bloomberg Barclays Aggregate Index. High-yield bonds continued to pace domestic fixed income markets with a return of 6.0%, led higher by lower quality (CCC-rated) credits which gained 9.1%. U.S. investment grade corporate credit returned 0.2%, led by financials (+0.6%) which benefitted from expectations for tax reform and rising interest rates. Within industrials, metals & mining and energy were top performers, outpacing the broader corporate market by 386 and 171 bps, respectively. Among securitized issues, the agency mortgage-backed securities (MBS) sector was the only one to lag Treasuries, weighed down by expectations for rate hikes and balance sheet reduction by the Fed. In contrast, non-agency MBS performance was strong over the period, with higher home prices and faster loan amortization providing fundamental support. Within asset-backed securities (ABS), government guaranteed FFELP student loans outperformed as the uncertainty surrounding rating downgrades dissipated with Moody’s concluding its ratings review under its updated methodology late last year and Fitch set to conclude a similar review in May. While commercial MBS (CMBS) fell 0.6%, weighed down by agency CMBS issues, the sector outperformed Treasuries by over 50 bps.

Letter to Shareholders (Continued)

The Economy and Market Ahead

While market sentiment has remained buoyant since the election, evidence for its sustainability has yet to find its way into real measures of economic health. Until the end of the first quarter, markets traded on the hope that fiscal policy could step in to provide a catalyst for economic growth through fiscal spending and tax reform, but the lack of consensus in Washington has become increasingly (and frustratingly) apparent, suggesting that the road to policy reform is a long one. Meanwhile, the Fed appears to be on track for gradual policy normalization, but the specifics remain unclear and the potential for tighter financial conditions and increased volatility surrounding the reduction of asset purchases is growing. Against this backdrop, the credit cycle continues to age with rising leverage and weaker underwriting contributing to the fragile landscape of a market ripe for a deleveraging event.

Rising interest rate pressures and an aging credit cycle coupled with insufficient compensation for the risks underwritten informs a cautious approach to Fund strategy and positioning. Defensiveness is expressed with a shorter-than-Index duration position and a general underweight to relatively riskier sectors in favor of better quality, more senior areas of the market, with a focus on liquidity so that “dry powder” is available when opportunities arise. Corporate positioning emphasizes regulated sectors like U.S. financials and utilities, and select industrials with stable cash flows, strong balance sheets, and solid asset coverage. Where held, high yield credit exposure represents a very small position in higher quality holdings that will likely have the credit resilience to withstand late cycle volatility. Securitized products continue to offer opportunities for attractive risk-adjusted returns, and positioning favors high quality, more senior positions. Commercial MBS exposure is made up of agency issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals, while the ABS allocation is focused on high quality non-traditional collateral such as FFELP student loan receivables. Value remains attractive given the integrity of the government guarantee, though spreads have tightened in materially from mid-2016 wides and the position may be downsized accordingly if spreads continue to migrate tighter. Finally, non-agency MBS holdings emphasize issues with better relative quality and near term cash flows, while agency MBS positioning tactically utilizes specified pools and TBAs contingent on the pay-up requirements and carry advantage available.

Data sources for the discussion above include Barclays, Bloomberg, JPMorgan and Merrill Lynch.

Two TCW Fixed Income Funds Receive 2017 Lipper Fund Awards

On March 24, 2017, two fixed income funds from the TCW Funds family were honored in the 2017 Lipper Fund Awards:

•	The TCW Total Return Bond Fund (TGLMX/TGMNX) was named best U.S. mortgage fund for the ten-year period ending 12/31/16.

•	The TCW Core Fixed Income Fund (TGCFX/TGFNX) was named best core bond fund for the ten-year period ending 12/31/16.

The Thomson Reuters Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2017	Total Return
			Annualized as of April 30, 2017 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Core Fixed Income Fund
I Class	$10.97	(0.64)%	0.85%	2.45%	5.60%	6.13	% (2)	01/01/90	(3)
N Class	$10.95	(0.69)%	0.71%	2.15%	5.29%	5.20%		02/26/99
TCW Enhanced Commodity Strategy Fund
I Class	$5.08	0.68%	0.74%	(7.77)%	N/A	(8.80)%		03/31/11
N Class	$5.08	0.68%	0.55%	(7.79)%	N/A	(8.81)%		03/31/11
TCW Global Bond Fund
I Class	$9.59	(1.32)%	(1.42)%	0.99%	N/A	2.12%		11/30/11
N Class	$9.59	(1.32)%	(1.42)%	0.99%	N/A	2.12%		11/30/11
TCW High Yield Bond Fund
I Class	$6.33	3.86%	7.91%	5.78%	5.66%	7.27	% (2)	02/01/89	(3)
N Class	$6.37	3.61%	7.54%	5.52%	5.44%	5.33%		02/26/99
TCW Short Term Bond Fund
I Class	$8.67	0.36%	0.83%	0.80%	1.68%	4.03	% (2)	02/01/90	(3)
TCW Total Return Bond Fund
I Class	$9.95	(0.90)%	0.73%	3.96%	6.37%	6.54%		06/17/93
N Class	$10.27	(0.97)%	0.53%	3.67%	6.06%	6.05%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Corporate Bonds (28.0% of Net Assets)

		Aerospace/Defense (0.3%)
$	5,850,000	United Technologies Corp., 1.778%, due 05/04/18	$5,858,763

		Airlines (0.5%)
	1,752,128	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	1,914,200
	26,836	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	28,899
	957,636	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23 (EETC)	1,054,597
	671,621	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	744,660
	512,827	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	540,391
	493,137	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	566,516
	459,484	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	510,028
	1,913,927	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,144,794
	764,573	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	811,403

		Total Airlines	8,315,488

		Auto Manufacturers (0.5%)
	3,000,000	Ford Motor Credit Co. LLC, 2.095%, due 01/09/18 (1)	3,011,514
	2,000,000	Ford Motor Credit Co. LLC, 2.24%, due 06/15/18	2,009,281
	1,680,000	General Motors Co., 6.6%, due 04/01/36	1,931,561
	2,500,000	General Motors Financial Co., Inc., 3.1%, due 01/15/19	2,535,167

		Total Auto Manufacturers	9,487,523

		Banks (9.7%)
	1,500,000	Bank of America Corp., 2.018%, due 04/01/19 (1)	1,513,897
	6,900,000	Bank of America Corp., 3.705%, due 04/24/28 (1)	6,921,683
	2,675,000	Bank of America Corp., 4.125%, due 01/22/24	2,815,430
	5,930,000	Bank of America Corp., 5.65%, due 05/01/18	6,154,282
	1,000,000	Bank of America Corp., 6%, due 09/01/17	1,014,874
	12,420,000	Bank of America Corp., 6.875%, due 04/25/18	13,038,317
	1,000,000	Bank of America N.A., 1.431%, due 06/15/17 (1)	1,000,263
	5,300,000	Bank of America N.A., 6.1%, due 06/15/17	5,329,021
	2,450,000	Capital One N.A., 2.35%, due 08/17/18	2,464,309
	4,000,000	Citigroup, Inc., 1.55%, due 08/14/17	4,001,988
	5,000,000	Citigroup, Inc., 1.8%, due 02/05/18	5,006,150
	1,000,000	Citigroup, Inc., 2.5%, due 09/26/18	1,008,044
	5,225,000	Citigroup, Inc., 6.125%, due 11/21/17	5,353,783
	5,450,000	Citigroup, Inc., 6.125%, due 05/15/18	5,685,151
	1,500,000	Discover Bank/Greenwood DE, 4.2%, due 08/08/23	1,578,933

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Banks (Continued)
$	1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	$1,670,864
	3,000,000	Goldman Sachs Group, Inc. (The), 2.375%, due 01/22/18	3,017,003
	2,435,000	Goldman Sachs Group, Inc. (The), 3.85%, due 07/08/24	2,520,388
	1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,100,895
	9,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	9,272,610
	50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	55,491
	9,335,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	9,707,579
	4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	4,183,600
	2,100,000	JPMorgan Chase & Co., 2.7%, due 05/18/23	2,067,100
	13,100,000	JPMorgan Chase & Co., 6%, due 01/15/18	13,503,572
	7,475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	7,785,100
	8,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	9,038,912
	850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	929,262
	600,000	Morgan Stanley, 5.5%, due 07/24/20	655,982
	1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,891,728
	3,975,000	Morgan Stanley, 6.625%, due 04/01/18	4,150,659
	5,870,000	Morgan Stanley, 7.3%, due 05/13/19	6,475,901
	3,100,000	Santander UK PLC (United Kingdom), 1.65%, due 09/29/17	3,104,961
	3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,311,341
	11,000,000	Wachovia Corp., 5.75%, due 02/01/18	11,330,660
	2,355,000	Wells Fargo & Co., 2.6%, due 07/22/20	2,385,290
	7,765,000	Wells Fargo & Co., 3%, due 04/22/26	7,510,762
	925,000	Wells Fargo & Co., 3.55%, due 09/29/25	939,234
	2,340,000	Wells Fargo Bank N.A., 6%, due 11/15/17	2,394,754

		Total Banks	171,889,773

		Beverages (0.3%)
	5,698,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	5,827,738

		Biotechnology (0.9%)
	1,870,000	Amgen, Inc., 4.4%, due 05/01/45	1,852,714
	1,402,000	Amgen, Inc., 4.663%, due 06/15/51	1,415,502
	2,000,000	Amgen, Inc., 5.85%, due 06/01/17	2,006,906
	2,000,000	Baxalta, Inc., 2.875%, due 06/23/20	2,033,602
	2,450,000	Biogen, Inc., 5.2%, due 09/15/45	2,666,693
	2,200,000	Celgene Corp., 5%, due 08/15/45	2,357,942
	2,399,000	Gilead Sciences, Inc., 3.25%, due 09/01/22	2,466,084
	1,905,000	Gilead Sciences, Inc., 4.15%, due 03/01/47	1,803,774

		Total Biotechnology	16,603,217

		Chemicals (0.0%)
	101,000	Rohm and Haas Co., 6%, due 09/15/17	102,632

		Diversified Financial Services (1.0%)
	3,000,000	American Express Co., 7%, due 03/19/18	3,142,787
	2,650,000	American Express Credit Corp., 2.2%, due 03/03/20	2,665,105

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Diversified Financial Services (Continued)
$	425,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, due 11/15/35	$455,240
	4,000,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	4,275,000
	2,875,000	Protective Life Global Funding, (144A), 1.656%, due 06/08/18 (1)(2)	2,883,011
	4,000,000	Protective Life Global Funding, (144A), 1.722%, due 04/15/19 (2)	3,965,244

		Total Diversified Financial Services	17,386,387

		Electric (2.4%)
	1,500,000	Appalachian Power Co., 4.45%, due 06/01/45	1,570,083
	975,000	Commonwealth Edison Co., 3.65%, due 06/15/46	926,465
	2,800,000	Duke Energy Progress LLC, 3.7%, due 10/15/46	2,678,249
	2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,270,018
	3,684,000	Emera US Finance LP, 2.15%, due 06/15/19	3,686,328
	3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,047,168
	1,585,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25 (2)	1,668,021
	1,000,000	Indiana Michigan Power Co., 4.55%, due 03/15/46	1,069,348
	4,000,000	ITC Holdings Corp., 3.25%, due 06/30/26	3,926,096
	4,000,000	Kansas City Power & Light Co., 3.15%, due 03/15/23	4,042,040
	1,100,000	KCP&L Greater Missouri Operations Co., 8.27%, due 11/15/21	1,280,090
	3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (2)	3,373,455
	1,800,000	MidAmerican Energy Co., 5.8%, due 10/15/36	2,222,798
	1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (2)	1,004,686
	150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	178,540
	2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	2,721,201
	2,000,000	Public Service Co. of Oklahoma, 4.4%, due 02/01/21	2,135,866
	1,980,000	Puget Energy, Inc., 6%, due 09/01/21	2,214,489
	1,000,000	Southwestern Electric Power Co., 6.45%, due 01/15/19	1,071,411
	1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,087,379

		Total Electric	42,173,731

		Energy-Alternate Sources (0.1%)
	1,116,973	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (2)(3)	1,220,369

		Environmental Control (0.2%)
	2,075,000	Republic Services, Inc., 2.9%, due 07/01/26	2,034,369
	2,000,000	Republic Services, Inc., 3.8%, due 05/15/18	2,040,434

		Total Environmental Control	4,074,803

		Food (0.6%)
	2,467,000	Kraft Heinz Foods Co., 1.6%, due 06/30/17	2,467,458
	875,000	Kraft Heinz Foods Co., 3%, due 06/01/26	835,325
	1,850,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	1,902,697
	1,700,000	Kraft Heinz Foods Co., 4.375%, due 06/01/46	1,624,256
	143,000	Kraft Heinz Foods Co., 5.375%, due 02/10/20	155,206
	3,000,000	Kraft Heinz Foods Co., 6.125%, due 08/23/18	3,163,654

		Total Food	10,148,596

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Gas (0.4%)
$	1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	$2,030,084
	3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41 (2)	4,019,261
	400,000	NiSource Finance Corp., 6.8%, due 01/15/19	429,565

		Total Gas	6,478,910

		Healthcare-Products (0.0%)
	250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	254,400

		Healthcare-Services (2.1%)
	4,300,000	Aetna, Inc., 1.7%, due 06/07/18	4,309,470
	2,450,000	Anthem, Inc., 1.875%, due 01/15/18	2,453,000
	1,360,000	Anthem, Inc., 2.3%, due 07/15/18	1,367,702
	175,000	Anthem, Inc., 5.875%, due 06/15/17	175,909
	1,750,000	Anthem, Inc., 7%, due 02/15/19	1,899,711
	2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,872,176
	3,000,000	Kaiser Foundation Hospitals, 4.15%, due 05/01/47	3,024,405
	4,105,000	New York and Presbyterian Hospital (The), 3.563%, due 08/01/36	3,861,865
	3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	3,103,783
	435,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	537,953
	3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,995,202
	60,000	NYU Hospitals Center, 5.75%, due 07/01/43	73,737
	3,860,000	Providence Health & Services Obligated Group, 2.098%, due 10/01/17 (1)	3,872,528
	3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,265,325
	2,270,000	Sutter Health, 2.286%, due 08/15/53	2,284,187
	1,305,000	UnitedHealth Group, Inc., 4.625%, due 07/15/35	1,440,730

		Total Healthcare-Services	37,537,683

		Insurance (0.8%)
	2,500,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,662,949
	1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)	2,001,945
	2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,501,997
	800,000	MetLife, Inc., 4.368%, due 09/15/23	869,269
	300,000	MetLife, Inc., 5.7%, due 06/15/35	366,106
	4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (2)	4,002,608
	1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,078,098

		Total Insurance	13,482,972

		Media (0.3%)
	4,130,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, due 07/23/25	4,402,412
	200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	218,507

		Total Media	4,620,919

		Mining (0.0%)
	300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	369,009

		Miscellaneous Manufacturers (0.4%)
	3,315,000	General Electric Capital Corp., 1.519%, due 08/15/36 (1)	2,982,472

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Miscellaneous Manufacturers (Continued)
$	287,000	General Electric Capital Corp., 3.15%, due 09/07/22	$298,386
	2,868,000	Siemens Financieringsmaatschappij NV (Netherlands), (144A), 1.7%, due 09/15/21(2)	2,790,332

		Total Miscellaneous Manufacturers	6,071,190

		Oil & Gas (0.1%)
	1,000,000	Noble Energy, Inc., 5.05%, due 11/15/44	1,036,576
	1,250,000	Shell International Finance BV (Netherlands), 4.375%, due 05/11/45	1,285,528

		Total Oil & Gas	2,322,104

		Packaging & Containers (0.1%)
	1,500,000	Amcor Finance USA, Inc., (144A), 3.625%, due 04/28/26 (2)	1,500,906

		Pharmaceuticals (0.7%)
	1,500,000	AbbVie, Inc., 1.8%, due 05/14/18	1,502,497
	1,700,000	AbbVie, Inc., 3.2%, due 05/14/26	1,648,474
	50,000	AbbVie, Inc., 4.7%, due 05/14/45	50,380
	900,000	Actavis Funding SCS (Luxembourg), 2.35%, due 03/12/18	903,999
	3,400,000	Actavis Funding SCS (Luxembourg), 4.55%, due 03/15/35	3,434,099
	3,835,000	Shire Acquisitions Investments Ireland DAC (Ireland), 1.9%, due 09/23/19	3,815,537

		Total Pharmaceuticals	11,354,986

		Pipelines (1.5%)
	2,000,000	Enbridge Energy Partners LP, 5.875%, due 10/15/25	2,277,818
	1,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	1,585,274
	2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (2)	2,060,009
	1,250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)	1,384,488
	675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	707,416
	825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	912,196
	2,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (2)	2,498,990
	2,000,000	Sabine Pass Liquefaction LLC, 5.625%, due 03/01/25	2,182,500
	2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,287,281
	2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	2,046,447
	2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,684,369
	1,000,000	Texas Eastern Transmission LP, (144A), 2.8%, due 10/15/22 (2)	980,632
	375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	466,347
	1,350,000	Williams Partners LP, 3.6%, due 03/15/22	1,382,998
	2,000,000	Williams Partners LP, 6.3%, due 04/15/40	2,302,573

		Total Pipelines	26,759,338

		Real Estate (0.1%)
	850,000	Post Apartment Homes LP, 4.75%, due 10/15/17	855,116

		REIT (2.8%)
	2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,405,264
	3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	3,026,226
	1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,049,834
	2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,377,800

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		REIT (Continued)
$	3,052,000	Duke Realty LP, 6.5%, due 01/15/18	$3,152,470
	2,000,000	HCP, Inc., 3.75%, due 02/01/19	2,048,112
	2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,316,388
	1,500,000	HCP, Inc., 5.625%, due 05/01/17	1,499,992
	2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,188,946
	1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,532,380
	2,300,000	Kimco Realty Corp., 4.3%, due 02/01/18	2,329,706
	2,150,000	Realty Income Corp., 2%, due 01/31/18	2,153,089
	2,900,000	Realty Income Corp., 5.375%, due 09/15/17	2,940,721
	2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,520,143
	1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,125,654
	2,425,000	Ventas Realty LP / Ventas Capital Corp., 2%, due 02/15/18	2,429,915
	1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,514,505
	7,340,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	7,344,792
	605,000	Welltower, Inc., 3.75%, due 03/15/23	624,007
	545,000	Welltower, Inc., 4.95%, due 01/15/21	587,487
	3,400,000	Welltower, Inc., 6.125%, due 04/15/20	3,759,101

		Total REIT	49,926,532

		Retail (0.6%)
	3,920,000	CVS Health Corp., 3.875%, due 07/20/25	4,084,683
	2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,366,061
	3,500,000	Walgreens Boots Alliance, Inc., 3.1%, due 06/01/23	3,526,687

		Total Retail	9,977,431

		Software (0.2%)
	1,700,000	Microsoft Corp., 2.875%, due 02/06/24	1,727,493
	2,000,000	Microsoft Corp., 3.75%, due 02/12/45	1,930,526

		Total Software	3,658,019

		Telecommunications (1.4%)
	2,400,000	AT&T, Inc., 4.125%, due 02/17/26	2,449,798
	1,500,000	AT&T, Inc., 4.35%, due 06/15/45	1,337,654
	1,500,000	AT&T, Inc., 4.45%, due 04/01/24	1,581,086
	970,000	AT&T, Inc., 4.5%, due 03/09/48	879,123
	2,500,000	AT&T, Inc., 4.75%, due 05/15/46	2,350,710
	3,435,000	AT&T, Inc., 5.25%, due 03/01/37	3,525,683
	1,000,000	Qwest Corp., 7.25%, due 09/15/25	1,102,322
	2,000,000	Verizon Communications, Inc., 2.871%, due 09/14/18 (1)	2,041,106
	1,526,000	Verizon Communications, Inc., 3%, due 11/01/21	1,545,786
	1,439,000	Verizon Communications, Inc., 4.272%, due 01/15/36	1,347,796
	600,000	Verizon Communications, Inc., 4.522%, due 09/15/48	554,145
	3,500,000	Verizon Communications, Inc., 4.862%, due 08/21/46	3,417,461
	2,500,000	Verizon Communications, Inc., 5.25%, due 03/16/37	2,617,971
	150,000	Verizon Communications, Inc., (144A), 5.012%, due 04/15/49 (2)	147,786

		Total Telecommunications	24,898,427

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Transportation (0.0%)
$	650,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	$662,322

		Total Corporate Bonds (Cost: $486,194,226)	493,819,284

		Municipal Bonds (1.0%)
	4,170,000	Alabama Economic Settlement Authority, Revenue Bond, 3.163%, due 09/15/25	4,227,212
	1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,702,035
	1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,538,400
	665,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	697,140
	3,000,000	New York City Transitional Finance Authority, Future Tax Secured Revenue Bond, 5.572%, due 11/01/38	3,698,340
	2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,656,680
	1,435,000	New York State Dormitory Authority, Revenue Bond, 5.5%, due 03/15/30	1,700,002
	730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	809,920

		Total Municipal Bonds (Cost: $16,636,522)	17,029,729

		Asset-Backed Securities (7.8%)
	1,746,963	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	1,768,516
	2,042,089	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	1,953,719
	2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 2.091%, due 12/27/44 (1)(2)	2,792,984
	2,925,000	BA Credit Card Trust (14-A3-A), 1.284%, due 01/15/20 (1)	2,927,190
	1,900,000	BA Credit Card Trust (15-A1-A), 1.324%, due 06/15/20 (1)	1,903,808
	500,000	Babson CLO, Ltd. (14-IIA-AR), (144A), 2.308%, due 10/17/26 (1)(2)	500,044
	1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 2.586%, due 04/20/27 (1)(2)	1,002,905
	1,600,000	Ballyrock CLO LLC, (144A), 2.306%, due 10/20/26 (1)(2)	1,600,113
	1,521,820	Bayview Commercial Asset Trust (06-4A-A1), (144A), 1.221%, due 12/25/36 (1)(2)	1,352,724
	1,244,413	Brazos Education Loan Authority, Inc. (12-1-A1), 1.691%, due 12/26/35 (1)	1,231,046
	646,320	Brazos Higher Education Authority, Inc. (06-2-A9), 0%, due 12/26/24 (1)	621,744
	675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 2.252%, due 02/25/35 (1)	685,431
	1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 2.102%, due 11/25/33 (1)	1,694,144
	4,160,000	Chase Issuance Trust (15-A6-A6), 1.244%, due 05/15/19 (1)	4,160,353
	4,915,000	Citibank Credit Card Issuance Trust (08-A2-A2), 2.138%, due 01/23/20 (1)	4,956,692
	3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 2.658%, due 04/15/27 (1)(2)	3,968,074
	2,039,885	Educational Funding of the South, Inc. (11-1-A2), 1.806%, due 04/25/35 (1)	2,031,250
	977,814	Educational Services of America, Inc. (12-2-A), (144A), 1.721%, due 04/25/39 (1)(2)	975,037
	2,866,388	GCO Education Loan Funding Master Trust (06-2AR-A1RN), (144A), 1.641%, due 08/27/46 (1)(2)	2,581,472
	2,236,625	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	2,165,930
	2,695,551	Higher Education Funding I (14-1-A), (144A), 2.102%, due 05/25/34 (1)(2)	2,692,117
	1,159,346	Honda Auto Receivables Owner Trust (15-4-A2), 0.82%, due 07/23/18	1,158,457
	4,800,000	Honda Auto Receivables Owner Trust (16-4-A2), 1.04%, due 04/18/19	4,790,449
	3,400,000	Magnetite XI, Ltd. (14-11A-A1R), (144A), 2.278%, due 01/18/27 (1)(2)	3,400,160
	3,260,000	Magnetite XII, Ltd. (15-12A-AR), (144A), 2.488%, due 04/15/27 (1)(2)	3,264,711
	2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 2.043%, due 07/20/43 (1)	2,327,443
	4,563,301	Navient Student Loan Trust (14-2-A), 1.631%, due 03/25/83 (1)	4,502,998

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Asset-Backed Securities (Continued)
$	4,601,558	Navient Student Loan Trust (14-3-A), 1.611%, due 03/25/83 (1)	$4,543,293
	2,241,417	Navient Student Loan Trust (14-4-A), 1.611%, due 03/25/83 (1)	2,212,717
	4,703,358	Navient Student Loan Trust (16-1A-A), (144A), 1.691%, due 02/25/70 (1)(2)	4,630,080
	4,400,000	Navient Student Loan Trust (17-3A-A3), (144A), 2.111%, due 07/26/66 (1)(2)	4,400,002
	3,191,347	Nelnet Student Loan Trust (11-1A-A), (144A), 1.841%, due 02/25/48 (1)(2)	3,207,297
	2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.941%, due 11/25/48 (1)(2)	2,905,634
	5,924,034	Nelnet Student Loan Trust (15-2A-A2), (144A), 1.591%, due 09/25/47 (1)(2)	5,881,084
	1,308,176	Nissan Auto Receivables Owner Trust (15-C-A2A), 0.87%, due 11/15/18	1,307,253
	2,541,230	PHEAA Student Loan Trust (15-1A-A), (144A), 1.591%, due 10/25/41 (1)(2)	2,495,723
	1,982,864	SLC Student Loan Trust (05-3-B), 1.381%, due 06/15/40 (1)	1,781,632
	4,063,739	SLM Student Loan Trust (03-10A-A3), (144A), 1.601%, due 12/15/27 (1)(2)	4,058,712
	937,857	SLM Student Loan Trust (05-6-B), 1.446%, due 01/25/44 (1)	866,061
	967,071	SLM Student Loan Trust (06-10-B), 1.376%, due 03/25/44 (1)	852,091
	3,400,000	SLM Student Loan Trust (06-2-A6), 1.326%, due 01/25/41 (1)	3,235,785
	3,400,000	SLM Student Loan Trust (06-8-A6), 1.316%, due 01/25/41 (1)	3,164,655
	979,765	SLM Student Loan Trust (07-1-B), 1.376%, due 01/27/42 (1)	888,604
	3,997,291	SLM Student Loan Trust (07-6-A4), 1.536%, due 10/25/24 (1)	3,987,776
	520,712	SLM Student Loan Trust (07-6-B), 2.006%, due 04/27/43 (1)	476,386
	710,000	SLM Student Loan Trust (08-2-B), 2.356%, due 01/25/83 (1)	671,228
	710,000	SLM Student Loan Trust (08-3-B), 2.356%, due 04/26/83 (1)	660,844
	7,222,823	SLM Student Loan Trust (08-4-A4), 2.806%, due 07/25/22 (1)	7,365,096
	710,000	SLM Student Loan Trust (08-4-B), 3.006%, due 04/25/29 (1)	690,167
	710,000	SLM Student Loan Trust (08-5-B), 3.006%, due 07/25/73 (1)	700,748
	1,782,622	SLM Student Loan Trust (08-6-A3), 1.906%, due 01/25/19 (1)	1,783,998
	710,000	SLM Student Loan Trust (08-6-B), 3.006%, due 07/26/83 (1)	698,491
	710,000	SLM Student Loan Trust (08-7-B), 3.006%, due 07/26/83 (1)	697,062
	710,000	SLM Student Loan Trust (08-8-B), 3.406%, due 10/25/75 (1)	713,336
	710,000	SLM Student Loan Trust (08-9-B), 3.406%, due 10/25/83 (1)	721,510
	4,200,354	SLM Student Loan Trust (09-3-A), (144A), 1.741%, due 01/25/45 (1)(2)	4,171,954
	2,000,000	SLM Student Loan Trust (11-2-A2), 2.191%, due 10/25/34 (1)	2,033,636
	2,600,000	SLM Student Loan Trust (12-7-A3), 1.641%, due 05/26/26 (1)	2,526,366
	740,851	Toyota Auto Receivables Owner Trust (15-A-A3), 1.12%, due 02/15/19	740,220

		Total Asset-Backed Securities (Cost: $137,349,888)	138,078,952

		Commercial Mortgage-Backed Securities — Agency (4.4%)
	3,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	3,510,324
	1,495,876	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 1.409%, due 07/25/20 (1)	1,501,463
	7,072,819	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KJ05-A1), 1.418%, due 05/25/21	7,000,181
	3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,277,172
	1,759,873	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	1,900,700
	2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20	2,449,790
	3,218,553	Federal National Mortgage Association, Pool #AE0918, 3.666%, due 10/01/20	3,382,236
	1,856,694	Federal National Mortgage Association, Pool #Al0151, 4.38%, due 04/01/21	1,997,075
	5,453,318	Federal National Mortgage Association, Pool #AL6829, 2.964%, due 05/01/27	5,494,320

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Commercial Mortgage-Backed Securities — Agency (Continued)
$	2,290,807	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	$2,294,482
	3,528,488	Federal National Mortgage Association, Pool #AM3058, 3.41%, due 04/01/28	3,682,237
	3,528,183	Federal National Mortgage Association, Pool #AM4198, 3.55%, due 03/01/24	3,726,575
	3,895,000	Federal National Mortgage Association, Pool #AN5048, 3.13%, due 04/01/29	3,953,944
	3,460,000	Federal National Mortgage Association, Pool #AN5049, 3.13%, due 04/01/29	3,512,361
	2,099,451	Federal National Mortgage Association, Pool #FN0000, 3.587%, due 09/01/20	2,198,422
	2,936,612	Federal National Mortgage Association, Pool #FN0001, 3.762%, due 12/01/20	3,089,030
	2,251,209	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	2,392,630
	3,055,238	Federal National Mortgage Association, Pool#AM9536, 3.34%, due 08/01/30	3,159,051
	3,265,000	Federal National Mortgage Association, Pool#AM9793, 3.12%, due 10/01/27	3,334,832
	2,348,169	Federal National Mortgage Association, Pool#AN0245, 3.42%, due 11/01/35	2,408,067
	3,270,000	Federal National Mortgage Association, Pool#AN0564, 3.2%, due 03/01/31	3,321,416
	2,385,000	Federal National Mortgage Association, Pool#AN1032, 2.86%, due 03/01/26	2,408,797
	3,512,000	Federal National Mortgage Association, Pool#AN1282, 3.01%, due 04/01/28	3,535,845
	2,179,012	Federal National Mortgage Association (14-M12 FA), 1.106%, due 10/25/21 (ACES) (1)	2,171,897
	1,526,685	NCUA Guaranteed Notes (11-C1-1A), 1.322%, due 02/28/20 (1)	1,525,827
	1,044,583	NCUA Guaranteed Notes (11-C1-2A), 1.384%, due 03/09/21 (1)	1,042,433

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $79,357,505)	78,271,107

		Commercial Mortgage-Backed Securities — Non-Agency (1.6%)
	1,740,000	BBCMS Trust (13-TYSN-A2), (144A), 3.756%, due 09/05/32 (2)	1,827,626
	1,359,404	Citigroup Commercial Mortgage Trust (07-C6-A4), 5.922%, due 12/10/49 (1)	1,358,709
	1,515,000	COMM Mortgage Trust (13-300P-A1), (144A), 4.353%, due 08/10/30 (2)	1,652,570
	400,000	COMM Mortgage Trust (14-277P-A), (144A), 3.732%, due 08/10/49 (1)(2)	418,402
	1,635,000	COMM Mortgage Trust (16-787S-A), (144A), 3.545%, due 02/10/36 (2)	1,690,935
	2,978,301	Commercial Mortgage Asset Trust (99-C2-G), 6%, due 11/17/32	3,036,848
	3,947,719	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,026,679
	1,635,000	Liberty Street Trust (16-225L-A), (144A), 3.597%, due 02/10/36 (2)	1,697,693
	1,505,000	OBP Depositor LLC Trust (10-OBP-A), (144A), 4.646%, due 07/15/45 (2)	1,608,525
	1,555,000	RBS Commercial Funding, Inc. (13-GSP-A), (144A), 3.961%, due 01/13/32 (1)(2)	1,653,762
	1,710,000	SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1), (144A), 3.872%, due 01/05/43 (1)(2)	1,709,378
	1,250,000	VNDO Mortgage Trust (12-6AVE-A), (144A), 2.996%, due 11/15/30 (2)	1,274,779
	197,498	Wachovia Bank Commercial Mortgage Trust (07-C33-A4), 6.179%, due 02/15/51 (1)	197,278
	1,695,000	Wells Fargo Commercial Mortgage Trust (13-120B-A), (144A), 2.8%, due 03/18/28 (P/O) (1)(2)	1,719,169
	2,911,088	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	3,003,951
	493,321	WTC Depositor LLC Trust (12-7WTC-A), (144A), 4.082%, due 03/13/31 (2)	498,891

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $28,012,375)	27,375,195

		Residential Mortgage-Backed Securities — Agency (25.7%)
	195,376	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	217,276
	474,135	Federal Home Loan Mortgage Corp. (2575-FD), 1.444%, due 02/15/33 (PAC) (1)	476,941
	274,137	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	292,710
	5,941,844	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	5,997,392

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	81,542	Federal Home Loan Mortgage Corp. (3315-S), 5.416%, due 05/15/37 (I/O) (I/F) (1)	$10,510
	650,664	Federal Home Loan Mortgage Corp. (3339-JS), 36.371%, due 07/15/37 (I/F) (1)	1,198,315
	536,604	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	599,966
	852,146	Federal Home Loan Mortgage Corp. (3380-SM), 5.416%, due 10/15/37 (I/O) (I/F) (1)	147,677
	488,627	Federal Home Loan Mortgage Corp. (3382-FL), 1.694%, due 11/15/37 (1)	493,728
	2,605,578	Federal Home Loan Mortgage Corp. (3439-SC), 4.906%, due 04/15/38 (I/O) (I/F) (1)	375,027
	1,201,349	Federal Home Loan Mortgage Corp. (3578-DI), 5.656%, due 04/15/36 (I/O) (I/F) (1)	227,327
	3,797,356	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	3,817,395
	2,836,840	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	3,105,906
	6,597	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	6,776
	5,376	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	5,545
	16,754	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	18,568
	3,217,933	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	3,439,627
	2,483,367	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	2,650,105
	1,710,336	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	1,819,918
	1,927,345	Federal Home Loan Mortgage Corp., Pool #G07849, 3.5%, due 05/01/44	1,992,955
	3,853,021	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	3,985,101
	7,561,348	Federal Home Loan Mortgage Corp., Pool #G08676, 3.5%, due 11/01/45	7,781,259
	5,709,102	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	6,011,254
	9,146,255	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	9,410,714
	13,080,066	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	13,458,269
	3,724,677	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	3,832,374
	5,586,897	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	5,583,395
	11,718,354	Federal Home Loan Mortgage Corp., Pool #G08711, 3.5%, due 06/01/46	12,058,304
	10,406,539	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	10,400,017
	14,355,238	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	14,771,724
	8,423,486	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	8,418,206
	4,885,923	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	5,027,763
	8,080,194	Federal Home Loan Mortgage Corp., Pool #G08726, 3%, due 10/01/46	8,075,129
	7,784,539	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 11/01/46	7,779,660
	5,356,753	Federal Home Loan Mortgage Corp., Pool #G08741, 3%, due 01/01/47	5,353,395
	4,760,322	Federal Home Loan Mortgage Corp., Pool #G08747, 3%, due 02/01/47	4,757,338
	2,779,216	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	2,863,316
	8,771,139	Federal Home Loan Mortgage Corp., Pool #G18622, 2.5%, due 12/01/31	8,835,997
	1,809,789	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	1,921,558
	2,897,704	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,012,367
	4,617,649	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	4,793,355
	7,495,000	Federal Home Loan Mortgage Corp. TBA, 4% (4)	7,890,244
	210,201	Federal National Mortgage Association (01-14-SH), 24.358%, due 03/25/30 (I/F) (1)	328,892
	265,653	Federal National Mortgage Association (01-34-FV), 1.491%, due 08/25/31 (1)	266,891
	2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,245,851
	1,038,711	Federal National Mortgage Association (07-89-GF), 1.511%, due 09/25/37 (1)	1,047,550
	196,925	Federal National Mortgage Association (08-30-SA), 5.859%, due 04/25/38 (I/O) (I/F) (1)	36,678
	266,001	Federal National Mortgage Association (08-62-SN), 5.209%, due 07/25/38 (I/O) (I/F) (1)	46,332
	2,454,641	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	2,591,596

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	138,090	Federal National Mortgage Association (09-68-SA), 5.759%, due 09/25/39 (I/O) (I/F) (1)	$25,392
	2,123,165	Federal National Mortgage Association (10-26-AS), 5.339%, due 03/25/40 (I/O) (I/F) (1)	366,921
	4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,214,844
	18,763	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	20,789
	13,459	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	14,520
	26,807	Federal National Mortgage Association, Pool #679263, 4.5%, due 11/01/24	28,865
	26,515	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	27,518
	67,442	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	72,917
	102,214	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	110,313
	17,185	Federal National Mortgage Association, Pool #782593, 4.5%, due 06/01/34	18,584
	1,377,662	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	1,441,218
	1,496,734	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	1,550,217
	2,495,294	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	2,657,290
	2,130,791	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	2,209,395
	4,441,501	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	4,613,675
	3,284,909	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	3,505,871
	881,101	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	964,014
	1,045,664	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	1,180,335
	8,438,321	Federal National Mortgage Association, Pool #AL9105, 4.5%, due 10/01/46	9,089,893
	5,833,095	Federal National Mortgage Association, Pool #AL9106, 4.5%, due 02/01/46	6,293,590
	16,244,397	Federal National Mortgage Association, Pool #AL9549, 4%, due 09/01/46	17,127,944
	34,452,242	Federal National Mortgage Association, Pool #AL9990, 4.5%, due 04/01/47	37,098,165
	1,385,455	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	1,426,063
	4,002,192	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	4,124,083
	6,548,064	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	6,835,260
	9,885,000	Federal National Mortgage Association TBA, 3% (4)	10,172,283
	8,620,000	Federal National Mortgage Association TBA, 3% (4)	8,610,572
	13,495,000	Federal National Mortgage Association TBA, 4% (4)	14,216,139
	21,705,000	Federal National Mortgage Association TBA, 4.5% (4)	23,360,006
	7,975,000	Federal National Mortgage Association TBA, 5% (4)	8,735,117
	473,119	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	486,562
	500,481	Government National Mortgage Association (08-27-SI), 5.477%, due 03/20/38 (I/O) (I/F) (1)	85,219
	1,952,781	Government National Mortgage Association (08-81-S), 5.207%, due 09/20/38 (I/O) (I/F) (1)	320,855
	799,558	Government National Mortgage Association (09-66-UF), 1.994%, due 08/16/39 (1)	815,283
	3,059,206	Government National Mortgage Association (10-1-S), 4.757%, due 01/20/40 (I/O) (I/F) (1)	477,902
	68,729	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	74,002
	195,789	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	217,022
	6,248,050	Government National Mortgage Association, Pool #MA4127, 3.5%, due 12/20/46	6,495,138

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	5,214,956	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	$5,422,146
	4,984,594	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	5,185,467
	7,046,428	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	7,325,627
	5,964,437	Government National Mortgage Association II, Pool #MA3736, 3.5%, due 06/20/46	6,201,006
	11,659,508	Government National Mortgage Association II, Pool #MA4126, 3%, due 12/20/46	11,830,455
	3,976,298	Government National Mortgage Association II, Pool #MA4196, 3.5%, due 01/20/47	4,133,611
	8,315,000	Government National Mortgage Association II TBA, 3% (4)	8,424,784
	8,255,000	Government National Mortgage Association II TBA, 3.5% (4)	8,577,461
	22,225,000	Government National Mortgage Association II TBA, 4% (4)	23,502,938
	1,413,934	NCUA Guaranteed Notes (10-R1-1A), 1.432%, due 10/07/20 (1)	1,416,225
	740,580	NCUA Guaranteed Notes (10-R2-1A), 1.356%, due 11/06/17 (1)	740,724
	785,658	NCUA Guaranteed Notes (10-R3-1A), 1.542%, due 12/08/20 (1)	788,389
	711,049	NCUA Guaranteed Notes (10-R3-2A), 1.542%, due 12/08/20 (1)	714,760
	847,468	NCUA Guaranteed Notes (11-R1-1A), 1.436%, due 01/08/20 (1)	849,163
	854,507	NCUA Guaranteed Notes (11-R2-1A), 1.386%, due 02/06/20 (1)	855,976

		Total Residential Mortgage-Backed Securities — Agency (Cost: $454,539,498)	454,530,701

		Residential Mortgage-Backed Securities — Non-Agency (5.9%)
	8,081,506	Aegis Asset Backed Securities Trust (05-5-2A), 1.241%, due 12/25/35 (1)	7,952,343
	390,323	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 1.756%, due 07/25/35 (1)	391,877
	4,891,258	Banc of America Funding Trust (15-R2-9A1), (144A), 1.206%, due 03/27/36 (1)(2)	4,756,535
	2,745,317	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 1.401%, due 12/25/35 (1)	2,754,743
	218,339	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	219,722
	552,454	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	551,362
	5,979,951	Centex Home Equity (05-C-M1), 1.421%, due 06/25/35 (1)	6,039,779
	412,251	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (5)	313,760
	1,098,402	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30 (1)	1,172,935
	12,945	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	13,233
	5,498,133	Credit Suisse Mortgage Capital Certificates (15-5R-1A1), (144A), 1.066%, due 09/27/46 (2)	5,380,937
	4,848,494	CSMC Trust (14-7R-8A1), (144A), 2.845%, due 07/27/37 (1)(2)	4,847,560
	296,048	GSAMP Trust (05-HE5-M1), 1.411%, due 11/25/35 (1)	294,896
	7,365,912	Home Equity Asset Trust (06-3-1A1), 1.191%, due 07/25/36 (1)	7,261,412
	160,009	HSBC Home Equity Loan Trust USA (07-2-AM), 1.218%, due 07/20/36 (1)	160,184
	401,490	HSBC Home Equity Loan Trust USA (07-3-APT), 2.178%, due 11/20/36 (1)	401,927
	192,750	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 1.181%, due 12/25/35 (1)	192,749
	1,186,879	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 1.471%, due 04/25/35 (1)	1,075,949

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	1,321,492	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 1.666%, due 06/25/35 (1)	$1,323,462
	4,729,919	Merrill Lynch Mortgage Investors Trust (05-2-2A), 2.71%, due 10/25/35 (1)	4,845,371
	1,526,351	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	1,743,057
	261,975	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 1.741%, due 07/25/35 (1)	269,857
	1,543,169	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.906%, due 07/25/34 (1)	1,531,059
	4,943,593	Morgan Stanley Home Equity Loan Trust (05-1-M3), 1.771%, due 12/25/34 (1)	4,941,205
	288,118	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.669%, due 04/25/34 (1)	305,014
	5,706,024	New Century Home Equity Loan Trust (05-1-A2C), 1.691%, due 03/25/35 (1)	5,755,249
	316,822	New Century Home Equity Loan Trust (05-2-M1), 1.636%, due 06/25/35 (1)	317,440
	5,652,731	New Century Home Equity Loan Trust (05-3-M2), 1.481%, due 07/25/35 (1)	5,594,606
	8,590,765	New Century Home Equity Loan Trust (05-D-A1), 1.211%, due 02/25/36 (1)	8,445,325
	2,549,637	Nomura Resecuritization Trust (14-5R-3A1), (144A), 1.222%, due 05/26/37 (1)(2)	2,488,808
	3,522,859	Nomura Resecuritization Trust (15-1R-6A1), (144A), 1.27%, due 05/26/47 (1)(2)	3,482,059
	2,494,057	Nomura Resecuritization Trust (15-4R-3A1), (144A), 3.507%, due 02/26/36 (1)(2)	2,517,257
	4,335,919	Nomura Resecuritization Trust (15-5R-2A1), (144A), 3.277%, due 03/26/35 (1)(2)	4,369,005
	458,854	Park Place Securities, Inc. (05-WCH1-M2), 1.771%, due 01/25/36 (1)	459,071
	1,122,609	Park Place Securities, Inc. (05-WHQ4-A2D), 1.361%, due 09/25/35 (1)	1,121,087
	607,634	Structured Asset Securities Corp. (03-34A-5A4), 3.338%, due 11/25/33 (1)	615,503
	2,544,643	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 3.011%, due 03/25/35 (1)	2,563,480
	191,556	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	184,622
	7,973,895	Wells Fargo Home Equity Trust (04-2-A33), 1.991%, due 10/25/34 (1)	7,894,841

		Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $102,193,896)	104,549,281

		U.S. Treasury Securities (24.2%)
	72,480,000	U.S. Treasury Bond, 3%, due 02/15/47	73,175,083
	8,720,204	U.S. Treasury Inflation Indexed Bond, 0.125%, due 04/15/21 (6)	8,806,473
	11,838,479	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45 (6)	11,377,738
	4,573,015	U.S. Treasury Inflation Indexed Bond, 0.875%, due 02/15/47 (6)	4,550,819
	17,266,055	U.S. Treasury Inflation Indexed Note, 0.375%, due 07/15/25 (6)	17,420,652
	18,870,000	U.S. Treasury Note, 1.25%, due 03/31/19	18,867,415
	23,375,000	U.S. Treasury Note, 1.5%, due 01/31/22	23,052,571
	85,570,000	U.S. Treasury Note, 1.875%, due 03/31/22	85,798,985
	119,110,000	U.S. Treasury Note, 1.875%, due 04/30/22	119,459,185
	65,245,000	U.S. Treasury Note, 2.25%, due 02/15/27	65,062,771

		Total U.S. Treasury Securities (Cost: $424,501,752)	427,571,692

		Total Fixed Income Securities (Cost: $1,728,785,662) (98.6%)	1,741,225,941

	Number of Shares	Money Market Investments
	88,247,000	Dreyfus Government Cash Management Fund — Institutional Shares, 0.69% (7)	88,247,000
	64,938,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.49% (7)	64,938,000

		Total Money Market Investments (Cost: $153,185,000) (8.7%)	153,185,000

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2017

	Principal Amount	Short-Term Investments	Value
		Foreign Government Bonds (3.7%)
JPY	3,910,000,000	Japan Treasury Bill, 0%, due 05/22/17 (8)	$35,078,631
JPY	1,100,000,000	Japan Treasury Bill, 0%, due 06/19/17 (8)	9,869,498
JPY	2,240,000,000	Japan Treasury Bill, 0%, due 06/26/17 (8)	20,098,288

		Total Foreign Government Bonds (Cost: $64,418,440)	65,046,417

		U.S. Treasury Securities (2.2%)
$	23,000,000	U.S. Treasury Bill, 0.32%, due 05/04/17 (9)	22,998,781
	15,000,000	U.S. Treasury Bill, 0.6%, due 05/25/17 (9)	14,993,370
	1,135,000	U.S. Treasury Bill, 0.85%, due 09/07/17 (9)(10)	1,131,539

		Total U.S. Treasury Securities (Cost: $39,123,114) (2.2%)	39,123,690

		Total Short-Term Investments (Cost: $103,541,554) (5.9%)	104,170,107

		Total Investments (Cost: $1,985,512,216) (113.2%)	1,998,581,048
		Liabilities in Excess of Other Assets (-13.2%)	(233,116,477)

		Net Assets (100.0%)	$1,765,464,571

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Bank of America	JPY	3,910,000,000	05/22/17	$34,264,432	$35,102,491	$(838,059)
Citibank N.A.	JPY	1,100,000,000	06/19/17	9,956,103	9,886,728	69,375
Citibank N.A.	JPY	2,240,000,000	06/26/17	20,377,270	20,139,165	238,105

				$64,597,805	$65,128,384	$(530,579)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
727	2-Year U.S. Treasury Note Futures	06/30/17	$157,475,017	$141,158
793	5-Year U.S. Treasury Note Futures	06/30/17	93,896,156	738,669

			$251,371,173	$879,827

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

JPY -	Japanese Yen.
ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $167,129,907 or 9.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Restricted security (Note 10).
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(8)	As of April 30, 2017 security is not accruing interest.
(9)	Rate shown represents yield-to-maturity.
(10)	All or a portion of this security is held as collateral for open futures contracts.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Airlines	0.5
Asset-Backed Securities	7.8
Auto Manufacturers	0.5
Banks	9.7
Beverages	0.3
Biotechnology	0.9
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.4
Commercial Mortgage-Backed Securities — Non-Agency	1.6
Diversified Financial Services	1.0
Electric	2.4
Energy-Alternate Sources	0.1
Environmental Control	0.2
Food	0.6
Gas	0.4
Healthcare-Products	0.0	*
Healthcare-Services	2.1
Insurance	0.8
Media	0.3
Mining	0.0	*
Miscellaneous Manufacturers	0.4
Municipal Bonds	1.0
Oil & Gas	0.1
Packaging & Containers	0.1
Pharmaceuticals	0.7
Pipelines	1.5
REIT	2.8
Real Estate	0.1
Residential Mortgage-Backed Securities — Agency	25.7
Residential Mortgage-Backed Securities — Non-Agency	5.9
Retail	0.6
Short Term Investments	5.9
Software	0.2
Telecommunications	1.4
Transportation	0.0	*
U.S. Treasury Securities	24.2
Money Market Investments	8.7

Total	113.2%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$492,598,915	$1,220,369	$493,819,284
Municipal Bonds	—	17,029,729	—	17,029,729
Asset-Backed Securities	—	138,078,952	—	138,078,952
Commercial Mortgage-Backed Securities — Agency	—	78,271,107	—	78,271,107
Commercial Mortgage-Backed Securities — Non-Agency	—	27,375,195	—	27,375,195
Residential Mortgage-Backed Securities — Agency	—	454,530,701	—	454,530,701
Residential Mortgage-Backed Securities — Non-Agency	—	104,549,281	—	104,549,281
U.S. Treasury Securities	385,416,010	42,155,682	—	427,571,692

Total Fixed Income Securities	385,416,010	1,354,589,562	1,220,369	1,741,225,941

Money Market Investments	153,185,000	—	—	153,185,000
Short-Term Investments*	39,123,690	65,046,417	—	104,170,107

Total Investments	577,724,700	1,419,635,979	1,220,369	1,998,581,048

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	307,480	—	307,480
Futures
Interest Rate Risk	879,827	—	—	879,827

Total Investments	$578,604,527	$1,419,943,459	$1,220,369	$1,999,768,355

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(838,059)	$—	$(838,059)

Total	$—	$(838,059)	$—	$(838,059)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.6% of Net Assets)
$9,778	Educational Services of America, Inc. (12-2-A), (144A), 1.721%, due 04/25/39 (1)(2)	$9,750
5,363	Nelnet Student Loan Trust (12-5A-A), (144A), 1.591%, due 10/27/36 (1)(2)	5,331
4,525	Scholar Funding Trust (11-A-A), (144A), 2.072%, due 10/28/43 (1)(2)	4,478

	Total Asset-Backed Securities (Cost: $19,765)	19,559

	Commercial Mortgage-Backed Securities — Agency (1.5%)
10,554	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 1.139%, due 09/25/21 (2)	10,573
8,597	Federal National Mortgage Association (13-M4-ASQ2), 1.451%, due 02/25/18	8,587

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $19,165)	19,160

	Commercial Mortgage-Backed Securities — Non-Agency (Cost: $2,967) (0.8%)
1,582,209	LB-UBS Commercial Mortgage Trust (06-C6-XCL), (144A), 0.628%, due 09/15/39 (I/O)(1)(2)(3)	9,889

	Residential Mortgage-Backed Securities — Agency (Cost: $16,831) (1.4%)
17,263	Federal National Mortgage Association (05-W3-2AF), 1.211%, due 03/25/45 (2)	16,842

	Residential Mortgage-Backed Securities — Non-Agency (17.5%)
5,465	Bear Stearns Alt-A Trust (04-13-A1), 1.731%, due 11/25/34 (2)	5,378
1,383	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 1.391%, due 08/25/43 (2)	1,379
8,053	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	8,187
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.78%, due 01/25/35	58,022
2,710	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	2,734
11,751	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 2.011%, due 11/25/33 (2)	11,305
13,100	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.991%, due 08/25/34 (2)	12,478
3,608	Homestar Mortgage Acceptance Corp. (04-5-A1), 1.891%, due 10/25/34 (2)	3,607
33,129	JPMorgan Mortgage Trust (05-A6-7A1), 3.183%, due 08/25/35 (2)(4)	31,836
27,367	MASTR Seasoned Securitization Trust (05-1-4A1), 2.935%, due 10/25/32 (2)	27,422
28,152	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	30,012
7,754	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.891%, due 07/25/34 (2)	7,628
14,880	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	15,029

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $192,497)	215,017

	Corporate Bonds (18.1%)
	Airlines (4.5%)
51,020	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	55,611

	Banks (6.7%)
7,000	Citigroup, Inc., 1.602%, due 08/25/36 (2)	5,786
75,000	Citigroup, Inc., 2.739%, due 05/15/18 (2)	76,081

	Total Banks (Cost: $80,620)	81,867

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Insurance (Cost: $68,040) (5.7%)
$70,000	Nationwide Mutual Insurance Co., (144A), 3.421%, due 12/15/24 (1)(2)	$70,000

	REIT (Cost: $14,817) (1.2%)
15,000	HCP, Inc., 3.15%, due 08/01/22	15,058

	Total Corporate Bonds (Cost: $216,535)	222,536

	Total Fixed Income Securities (Cost: $467,760) (40.9%)	503,003

Number of Shares	Money Market Investments
25,375	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (5)(6)	25,375

	Total Money Market Investments (Cost: $25,375) (2.1%)	25,375

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (48.8%)
$400,000	U.S. Treasury Bill, 0.32%, due 05/04/17 (7)	399,979
200,000	U.S. Treasury Bill, 0.77%, due 07/27/17 (7)	199,620

	Total U.S. Treasury Securities (Cost: $599,594)	599,599

	Total Short-Term Investments (Cost: $599,594) (48.8%)	599,599

	Total Investments (Cost: $1,092,729) (91.8%)	1,127,977
	Excess of Other Assets over Liabilities (8.2%)	100,982

	Net Assets (100.0%)	$1,228,959

Total Return Swaps (6)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
1,260,285	5/23/17	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(8)	$ (33,032)	$—	$ (33,032)

					(33,032)	—	(33,032)

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2017

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
OTC -	Over the Counter.
REIT -	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $99,448 or 8.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(3)	Restricted security (Note 10).
(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(6)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(7)	Rate shown represents yield-to-maturity.
(8)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Airlines	4.5%
Asset-Backed Securities	1.6
Banks	6.7
Commercial Mortgage-Backed Securities — Agency	1.5
Commercial Mortgage-Backed Securities — Non-Agency	0.8
Insurance	5.7
REIT	1.2
Residential Mortgage-Backed Securities — Agency	1.4
Residential Mortgage-Backed Securities — Non-Agency	17.5
U.S. Treasury Securities	48.8
Money Market Investments	2.1

Total	91.8%

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$19,559	$—	$19,559
Commercial Mortgage-Backed Securities — Agency	—	19,160	—	19,160
Commercial Mortgage-Backed Securities — Non-Agency	—	—	9,889	9,889
Residential Mortgage-Backed Securities — Agency	—	16,842	—	16,842
Residential Mortgage-Backed Securities — Non-Agency	—	215,017	—	215,017
Corporate Bonds*	—	222,536	—	222,536

Total Fixed Income Securities	—	493,114	9,889	503,003

Money Market Investments	25,375	—	—	25,375
Short-Term Investments	399,979	199,620	—	599,599

Total Investments	$425,354	$692,734	$9,889	$1,127,977

Liability Derivatives
Total Return Swaps
Commodity Risk	$—	$(33,032)	$—	$(33,032)

Total	$—	$(33,032)	$—	$(33,032)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Corporate Bonds (23.1%)
		Aerospace/Defense (0.3% of Net Assets)
$	50,000	United Technologies Corp., 1.778%, due 05/04/18	$50,075

		Airlines (1.1%)
	25,237	Continental Airlines, Inc. Pass-Through Trust, (01-1A-1), 6.703%, due 12/15/22 (EETC)	27,256
	73,470	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	82,746
	15,316	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	17,001
	45,034	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	50,466

		Total Airlines	177,469

		Auto Manufacturers (0.6%)
	50,000	Ford Motor Credit Co. LLC, 2.375%, due 01/16/18	50,225
	50,000	General Motors Co., 3.5%, due 10/02/18	50,993

		Total Auto Manufacturers	101,218

		Banks (8.3%)
	45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (1)	49,663
	40,000	Bank of America Corp., 5.65%, due 05/01/18	41,513
	15,000	Bank of America Corp., 6.875%, due 04/25/18	15,747
	250,000	Bank of America N.A., 6.1%, due 06/15/17	251,369
	200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (2)	226,660
	70,000	Citigroup, Inc., 1.602%, due 08/25/36 (3)	57,856
	50,000	Citigroup, Inc., 2.5%, due 09/26/18	50,402
	50,000	Citigroup, Inc., 6.125%, due 05/15/18	52,158
	110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	113,332
	100,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	103,991
	40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	41,836
	100,000	JPMorgan Chase & Co., 3.9%, due 07/15/25	104,152
	75,000	Morgan Stanley, 6.625%, due 04/01/18	78,314
	55,000	Wachovia Corp., 5.75%, due 02/01/18	56,653
	85,000	Wells Fargo & Co., 3%, due 04/22/26	82,217

		Total Banks	1,325,863

		Beverages (0.3%)
	14,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	14,319
	24,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	26,294

		Total Beverages	40,613

		Biotechnology (0.6%)
	22,000	Amgen, Inc., 4.663%, due 06/15/51	22,212
	20,000	Baxalta, Inc., 2.875%, due 06/23/20	20,336
	20,000	Celgene Corp., 3.875%, due 08/15/25	20,754

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Biotechnology (Continued)
$	40,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	$38,412

		Total Biotechnology	101,714

		Diversified Financial Services (0.3%)
	50,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	53,437

		Electric (2.0%)
	50,000	AEP Texas Central Co., (144A), 3.85%, due 10/01/25 (2)	52,127
	50,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25 (2)	52,619
	75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	77,131
	40,000	ITC Holdings Corp., 3.65%, due 06/15/24	40,676
	40,000	MidAmerican Energy Co., 3.1%, due 05/01/27	40,274
	60,000	NextEra Energy Capital Holdings, Inc., 1.586%, due 06/01/17	60,002

		Total Electric	322,829

		Food (0.2%)
	35,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	35,997

		Healthcare-Products (0.3%)
	40,000	Abbott Laboratories, 3.75%, due 11/30/26	40,588

		Healthcare-Services (0.3%)
	50,000	Anthem, Inc., 3.5%, due 08/15/24	50,728

		Insurance (0.7%)
	100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (2)(3)	111,200

		Media (0.5%)
	20,000	21st Century Fox America, Inc., 4.95%, due 10/15/45	21,084
	22,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, due 09/01/23	23,183
	30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, due 10/23/45	35,026

		Total Media	79,293

		Miscellaneous Manufacturers (1.3%)
	200,000	General Electric Capital Corp., 1.519%, due 08/15/36 (3)	179,938
	25,000	Siemens Financieringsmaatschappij NV (Netherland), (144A), 2.35%, due 10/15/26(2)	23,404

		Total Miscellaneous Manufacturers	203,342

		Pharmaceuticals (0.7%)
	50,000	AbbVie, Inc., 4.5%, due 05/14/35	50,403
	20,000	Actavis Funding SCS (Luxembourg), 3.8%, due 03/15/25	20,389
	25,000	AstraZeneca PLC (United Kingdom), 3.375%, due 11/16/25	25,292
	20,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (2)	14,950
	6,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (2)	4,455

		Total Pharmaceuticals	115,489

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Pipelines (0.3%)
$	50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	$48,310

		REIT (3.4%)
	25,000	Alexandria Real Estate Equities, Inc., 3.95%, due 01/15/27	25,388
	50,000	American Tower Corp., 4.5%, due 01/15/18	50,945
	50,000	HCP, Inc., 3.15%, due 08/01/22	50,191
	100,000	SL Green Realty Corp., 5%, due 08/15/18	103,284
	50,000	Ventas Realty LP / Ventas Capital Corp., 4%, due 04/30/19	51,623
	200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, (144A), 1.75%, due 09/15/17(2)	200,131
	70,000	Welltower, Inc., 4.125%, due 04/01/19	72,357

		Total REIT	553,919

		Retail (0.4%)
	60,000	Walgreens Boots Alliance, Inc., 3.45%, due 06/01/26	59,131

		Software (0.4%)
	25,000	Microsoft Corp., 2.4%, due 08/08/26	23,922
	25,000	Microsoft Corp., 4.45%, due 11/03/45	26,743
	7,000	Quintiles IMS, Inc., (144A), 4.875%, due 05/15/23 (2)	7,228

		Total Software	57,893

		Telecommunications (1.1%)
	45,000	AT&T, Inc., 3.4%, due 05/15/25	43,834
	25,000	AT&T, Inc., 4.125%, due 02/17/26	25,519
	40,000	AT&T, Inc., 5.45%, due 03/01/47	41,059
	75,000	Verizon Communications, Inc., 4.862%, due 08/21/46	73,231

		Total Telecommunications	183,643

		Total Corporate Bonds (Cost: $3,641,298)	3,712,751

		Municipal Bonds (0.5%)
	40,000	Alabama Economic Settlement Authority, Revenue Bond, 4.263%, due 09/15/32	41,449
	50,000	California Health Facilities Financing Authority, Revenue Bond, 3%, due 10/01/41	42,743

		Total Municipal Bonds (Cost: $80,216)	84,192

		Foreign Government Bonds (38.6%)
AUD	186,000	Australia Government Bond, (Reg. S), 2.75%, due 04/21/24 (1)	142,635
EUR	69,000	Bundesrepublik Deutschland (Germany), (Reg. S), 0%,due 08/15/26 (1)	73,462
EUR	360,000	Bundesrepublik Deutschland (Germany), (Reg. S), 2.25%, due 09/04/21 (1)	439,300
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (2)	338,798
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	148,195
EUR	65,000	France Government Bond OAT, (Reg. S), 3.25%, due 10/25/21 (1)	81,933
EUR	373,000	France Government Bond OAT, (Reg. S), 2.5%, due 05/25/30 (1)	475,005
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24 (1)	72,082
ILS	280,000	Israel Government Bond, 5.5%, due 01/31/22	93,279
EUR	482,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	622,290

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Foreign Government Bonds (Continued)
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	$903,449
JPY	45,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	525,487
JPY	8,700,000	Japan Government Twenty Year Bond, 0.5%, due 09/20/36	77,658
KRW	144,000,000	Korea Treasury Bond, 1.875%, due 06/10/26	123,763
MYR	525,000	Malaysia Government Bond, 3.955%, due 09/15/25	119,855
NOK	1,350,000	Norway Government Bond, (Reg. S), 3.75%, due 05/25/21 (1)	175,063
PLN	265,000	Poland Government Bond, 3.25%, due 07/25/25	68,442
$	250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (1)	272,400
EUR	515,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24 (1)	624,573
SEK	500,000	Sweden Government Bond, 3.5%, due 06/01/22	66,811
GBP	500,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24 (1)	739,449

		Total Foreign Government Bonds (Cost: $6,803,982)	6,183,929

		Asset-Backed Securities (4.6%)
$	40,000	Dryden Senior Loan Fund, (144A), 2.658%, due 04/15/27 (2)(3)	40,082
	32,055	Educational Funding of the South, Inc. (11-1-A2), 1.806%, due 04/25/35 (3)	31,920
	20,000	Magnetite XI, Ltd. (14-11A-A1R), (144A), 2.278%, due 01/18/27 (2)(3)	20,001
	30,000	Magnetite XII, Ltd. (15-12A-AR), (144A), 2.488%, due 04/15/27 (2)(3)	30,043
	80,000	Navient Student Loan Trust (14-8-A3), 1.591%, due 05/27/49 (3)	78,438
	50,000	Navient Student Loan Trust (16-2-A3), (144A), 2.491%, due 06/25/65 (2)(3)	51,529
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.5%, due 02/25/36 (2)(3)	107,060
	66,595	SLC Student Loan Trust (08-1-A4A), 2.731%, due 12/15/32 (3)	68,756
	50,000	SLM Student Loan Trust (07-3-A4), 1.216%, due 01/25/22 (3)	47,868
	63,957	SLM Student Loan Trust (07-6-A4), 1.536%, due 10/25/24 (3)	63,804
	14,856	SLM Student Loan Trust (08-9-A), 2.656%, due 04/25/23 (3)	15,175
	50,000	SLM Student Loan Trust (11-2-A2), 2.191%, due 10/25/34 (3)	50,841
	52,968	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (2)	53,781
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 0%, due 07/01/42 (2)(3)	43,088
	40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 2.658%, due 10/14/26 (2)(3)	40,202

		Total Asset-Backed Securities (Cost: $708,323)	742,588

		Commercial Mortgage-Backed Securities — Agency (0.9%)
	334,196	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(KSCT-AX), 1.209%, due 01/25/20 (3) (I/O)	8,403
	119,052	Federal National Mortgage Association (12-M10-AFL), 1.441%, due 09/25/22 (3)	118,780
	17,397	Federal National Mortgage Association (14-M12-FA), 1.106%, due 10/25/21 (3)	17,341

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $145,609)	144,524

		Commercial Mortgage-Backed Securities — Non-Agency (0.3%)
	1,807,028	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37 (I/O) (2)(3)(4)	6,395
	991,126	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.905%, due 12/15/31 (I/O) (2)(3)(4)	2,789
	44,005	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	45,409

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $48,058)	54,593

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (9.5%)
$	10,238	Federal Home Loan Mortgage Corp. (2990-ND), 14.365%, due 12/15/34 (I/F) (PAC) (3)	$11,561
	99,497	Federal Home Loan Mortgage Corp. (3439-SC), 4.906%, due 04/15/38 (I/O) (I/F) (3)	14,321
	93,286	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	95,983
	26,380	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	27,143
	93,764	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	96,484
	14,473	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	14,464
	9,515	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	9,791
	170,263	Federal Home Loan Mortgage Corp., Pool #G08726, 3%, due 10/01/46	170,156
	19,571	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 11/01/46	19,559
	12,595	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	12,976
	72,562	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	77,044
	115,729	Federal National Mortgage Association (07-52-LS), 5.059%, due 06/25/37 (I/O) (I/F) (3)	15,802
	111,655	Federal National Mortgage Association (08-18-SM), 6.009%, due 03/25/38 (I/O) (I/F) (3)	23,303
	78,709	Federal National Mortgage Association (09-115-SB), 5.259%, due 01/25/40 (I/O) (I/F) (3)	12,651
	160,202	Federal National Mortgage Association (10-116-SE), 5.609%, due 10/25/40 (I/O) (I/F) (3)	28,306
	149,673	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	155,022
	169,173	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	175,731
	64,776	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	66,744
	82,218	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	84,722
	65,812	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	68,915
	72,489	Federal National Mortgage Association, Pool #MA2740, 2.5%, due 09/01/26	73,922
	107,968	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	24,683
	226,213	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	19,337
	178,581	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	7,838
	58,642	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	61,005
	8,715	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	9,061
	41,191	Government National Mortgage Association II, Pool #MA3803, 3.5%, due 07/20/46	42,851
	104,248	Government National Mortgage Association II, Pool #MA4196, 3.5%, due 01/20/47	108,372

		Total Residential Mortgage-Backed Securities — Agency (Cost: $1,544,466)	1,527,747

		Residential Mortgage-Backed Securities — Non-Agency (3.6%)
	86,789	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.889%, due 10/25/35 (3)(5)	72,616

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	37,660	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30 (3)	$40,215
	105,604	Lehman XS Trust (06-9-A1B), 1.151%, due 05/25/46 (3)(5)	99,088
	1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 1.321%, due 04/25/37 (3)	153,454
	84,565	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 3.231%, due 12/25/34 (3)	83,083
	208,300	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.583%, due 05/25/36 (3)(5)	127,546

		Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $468,814)	576,002

		U.S. Treasury Securities (16.7%)
	590,000	U.S. Treasury Bond, 3%, due 02/15/47	595,658
	500,000	U.S. Treasury Note, 0.625%, due 08/31/17	499,540
	160,000	U.S. Treasury Note, 0.75%, due 10/31/17	159,809
	245,000	U.S. Treasury Note, 1.25%, due 03/31/19	244,967
	240,000	U.S. Treasury Note, 1.875%, due 03/31/22	240,642
	70,000	U.S. Treasury Note, 1.875%, due 04/30/22	70,205
	870,000	U.S. Treasury Note, 2.25%, due 02/15/27	867,570

		Total U.S. Treasury Securities (Cost: $2,639,894)	2,678,391

		Total Fixed Income Securities (Cost: $16,080,660) (97.8%)	15,704,717

	Number of Shares	Money Market Investments
	98,030	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (6)	98,030

		Total Money Market Investments (Cost: $98,030) (0.6%)	98,030

	Principal Amount	Short-Term Investments
		U.S. Treasury Securities (1.3%)
$	100,000	U.S. Treasury Bill, 0.58%, due 05/18/17 (7)	99,968
	100,000	U.S. Treasury Bill, 0.6%, due 05/25/17 (7)	99,956

		Total U.S. Treasury Securities (Cost: $199,917)	199,924

		Total Short-Term Investments (Cost: $199,917) (1.3%)	199,924

		Total Investments (Cost: $16,378,607) (99.7%)	16,002,671
		Excess of Other Assets over Liabilities (0.3%)	42,573

		Total Net Assets (100.0%)	$16,045,244

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Barclays Capital	EUR	364,543	07/14/17	$390,351	$398,432	$8,081
Barclays Capital	JPY	34,554,542	07/14/17	312,846	310,915	(1,931)

				$703,197	$709,347	$6,150

SELL (9)
Barclays Capital	GBP	175,000	07/14/17	$219,019	$226,880	$(7,861)
Barclays Capital	ILS	360,000	07/14/17	99,080	99,691	(611)
Barclays Capital	KRW	148,000,000	07/14/17	130,822	130,164	658
Barclays Capital	MYR	537,000	07/14/17	120,303	123,329	(3,026)

				$569,224	$580,064	$(10,840)

Notes to the Schedule of Investments:

AUD -	Australian Dollar.
CAD -	Canadian Dollar.
DKK -	Danish Krone.
EUR -	Euro Currency.
GBP -	British Pound Sterling.
ILS -	Israeli Shekel.
JPY -	Japanese Yen.
KRW -	South Korean Won.
MYR -	Malaysian Ringgit.
NOK -	Norwegian Krona.
PLN -	Polish Zloty.
SEK -	Swedish Krona.
ABS -	Asset-Backed Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
(1)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2017, the value of these securities amounted to $3,145,565 or 19.6% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $1,567,224 or 9.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(4)	Restricted security (Note 10).
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(7)	Rate shown represents yield-to-maturity.
(8)	Fund buys foreign currency, sells U.S. Dollar.
(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Airlines	1.1
Asset-Backed Securities	4.6
Auto Manufacturers	0.6
Banks	8.3
Beverages	0.3
Biotechnology	0.6
Commercial Mortgage-Backed Securities — Agency	0.9
Commercial Mortgage-Backed Securities — Non-Agency	0.3
Diversified Financial Services	0.3
Electric	2.0
Food	0.2
Foreign Government Bonds	38.6
Healthcare-Products	0.3
Healthcare-Services	0.3
Insurance	0.7
Media	0.5
Miscellaneous Manufacturers	1.3
Municipal Bonds	0.5
Pharmaceuticals	0.7
Pipelines	0.3
REIT	3.4
Residential Mortgage-Backed Securities — Agency	9.5
Residential Mortgage-Backed Securities — Non-Agency	3.6
Retail	0.4
Short Term Investments	1.3
Software	0.4
Telecommunications	1.1
U.S. Treasury Securities	16.7
Money Market Investments	0.6

Total	99.7%

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2017

Country	Percentage of Net Assets
Australia	0.9%
Canada	2.2
Cayman Islands	0.8
Denmark	0.9
France	3.5
Germany	3.2
Great Britain	4.8
Ireland	0.5
Israel	0.6
Italy	3.9
Japan	9.4
Luxembourg	0.1
Malaysia	0.7
Mexico	1.4
Netherlands	0.2
Norway	1.1
Poland	0.4
Romania	1.7
South Korea	0.8
Spain	3.9
Sweden	0.4
United Kingdom	0.6
United States	57.7

Total	99.7%

See accompanying notes to financial statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,712,751	$—	$3,712,751
Municipal Bonds	—	84,192	—	84,192
Foreign Government Bonds	—	6,183,929	—	6,183,929
Asset-Backed Securities	—	742,588	—	742,588
Commercial Mortgage-Backed Securities — Agency	—	144,524	—	144,524
Commercial Mortgage-Backed Securities — Non-Agency	—	45,409	9,184	54,593
Residential Mortgage-Backed Securities — Agency	—	1,527,747	—	1,527,747
Residential Mortgage-Backed Securities — Non-Agency	—	422,548	153,454	576,002
U.S. Treasury Securities	2,678,391	—	—	2,678,391

Total Fixed Income Securities	2,678,391	12,863,688	162,638	15,704,717

Money Market Investments	98,030	—	—	98,030
Short-Term Investments	199,924	—	—	199,924

Total Investments	2,976,345	12,863,688	162,638	16,002,671

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	8,739	—	8,739

Total	$2,976,345	$12,872,427	$162,638	$16,011,410

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(13,429)	$—	$(13,429)

Total	$—	$(13,429)	$—	$(13,429)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Bank Loans (3.6% of Net Assets)

	Commercial Services (0.2%)
$9,143	Mister Car Wash, Inc., Delayed Draw Term Loan, 6.1%, due 08/20/21 (1)	$9,223
45,599	Mister Car Wash, Inc., Term Loan B, 5.998%, due 08/21/21 (1)	45,998

	Total Commercial Services	55,221

	Electric (0.3%)
60,919	TEX Operations Co. LLC, Exit Term Loan B, 4.928%, due 08/04/23 (1)	60,862
13,929	TEX Operations Co. LLC, Exit Term Loan C, 4.909%, due 08/04/23 (1)	13,915

	Total Electric	74,777

	Entertainment (0.6%)
140,913	NEP/NCP Holdco, Inc., Incremental Term Loan, 4.975%, due 01/22/20 (1)	141,090

	Healthcare-Services (0.1%)
13,000	Epic Health Services, Inc., 2017 1st Lien Term Loan, 6.354%, due 03/18/24 (1)	13,054
13,000	Epic Health Services, Inc., 2017 2nd Lien Term Loan, 10.252%, due 02/21/24 (1)	13,054

	Total Healthcare-Services	26,108

	Lodging (0.4%)
105,000	CityCenter Holdings LLC, 2017 Term Loan B, 4.805%, due 04/07/24 (1)	105,289

	Packaging & Containers (0.3%)
64,675	Reynolds Group Holdings, Inc., 2017 Term Loan, 4.955%, due 02/05/23 (1)	65,076

	Pharmaceuticals (0.2%)
49,626	Nature’s Bounty Co. (The), 2017 Term Loan B, 5.544%, due 05/05/23 (1)	49,861

	Software (0.7%)
110,000	First Data Corp., 2017 Term Loan, 4.999%, due 04/26/24 (1)	110,138
70,000	TierPoint LLC, 2017 1st Lien Term Loan, 5.872%, due 05/18/24 (1)(2)	70,350

	Total Software	180,488

	Telecommunications (0.2%)
25,000	Colorado Buyer, Inc., Term Loan B, 5.06%, due 03/28/24 (1)(2)	25,178
29,925	GTT Communications, Inc., Term Loan B, 5.896%, due 09/12/23 (1)	30,318

	Total Telecommunications	55,496

	Trucking & Leasing (0.6%)
145,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 4.342%, due 03/20/22 (1)	147,330

	Total Bank Loans (Cost: $816,844)	900,736

	Corporate Bonds (83.3%)
	Advertising (0.4%)
100,000	Lamar Media Corp., 5.75%, due 02/01/26	109,000

	Aerospace/Defense (0.6%)
43,000	KLX, Inc., (144A), 5.875%, due 12/01/22 (3)	45,258
90,000	Orbital ATK, Inc., 5.5%, due 10/01/23	93,825

	Total Aerospace/Defense	139,083

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Airlines (2.8%)
$279,360	American Airlines, Inc. Pass-Through Trust (13-2-B), (144A), 5.6%, due 01/15/22 (EETC) (3)	$290,367
117,950	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	124,290
250,467	Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1), 6.718%, due 07/02/24 (EETC)	282,089

	Total Airlines	696,746

	Auto Parts & Equipment (1.3%)
290,000	Goodyear Tire & Rubber Co. (The), 7%, due 05/15/22	300,164
40,000	Tenneco, Inc., 5%, due 07/15/26	40,145

	Total Auto Parts & Equipment	340,309

	Banks (0.3%)
100,000	Citigroup, Inc., 1.602%, due 08/25/36 (4)	82,652

	Beverages (1.7%)
175,000	Constellation Brands, Inc., 6%, due 05/01/22	199,667
35,000	Cott Holdings, Inc., (144A), 5.5%, due 04/01/25 (3)	35,700
180,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (3)	193,950

	Total Beverages	429,317

	Building Materials (0.2%)
40,000	RSI Home Products, Inc., (144A), 6.5%, due 03/15/23 (3)	41,600
13,000	Standard Industries, Inc., (144A), 5.125%, due 02/15/21 (3)	13,588

	Total Building Materials	55,188

	Chemicals (1.5%)
210,000	Axalta Coating Systems LLC, (144A), 4.875%, due 08/15/24 (3)	218,662
20,000	Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA (Canada), (144A), 8.375%, due 12/01/22 (3)	20,800
75,000	MPM Escrow LLC, 8.875%, due 10/15/20 (5)	—
137,000	Valvoline, Inc., (144A), 5.5%, due 07/15/24 (3)	145,905

	Total Chemicals	385,367

	Coal (0.0%)
66,950	Walter Energy, Inc., (144A), 11%, due 04/01/20 (3)(5)	90

	Commercial Services (3.9%)
225,000	Booz Allen Hamilton, Inc., (144A), 5.125%, due 05/01/25 (3)	229,502
72,000	Gartner, Inc., (144A), 5.125%, due 04/01/25 (3)	74,700
28,000	IHS Markit, Ltd., (144A), 5%, due 11/01/22 (3)	30,065
23,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., (144A), 7.875%, due 10/01/22 (3)	24,093
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (3)	171,600
10,000	Nielsen Finance LLC / Nielsen Finance Co., (144A), 5%, due 04/15/22 (3)	10,300
97,000	Ritchie Bros Auctioneers, Inc. (Canada), (144A), 5.375%, due 01/15/25 (3)	100,395

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Commercial Services (Continued)
$200,000	Service Corp. International, 4.5%, due 11/15/20	$203,876
85,000	Service Corp. International, 5.375%, due 01/15/22	87,975
45,000	United Rentals North America, Inc., 4.625%, due 07/15/23	46,912

	Total Commercial Services	979,418

	Cosmetics/Personal Care (0.3%)
73,000	High Ridge Brands Co., (144A), 8.875%, due 03/15/25 (3)	76,468

	Diversified Financial Services (1.9%)
250,000	Ally Financial, Inc., 3.25%, due 11/05/18	251,718
100,000	CIT Group, Inc., 3.875%, due 02/19/19	103,000
117,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (3)	123,874

	Total Diversified Financial Services	478,592

	Electric (0.7%)
55,000	Dynegy, Inc., 5.875%, due 06/01/23	49,087
320,180	Homer City Generation LP, 8.734%, due 10/01/26 (5)	116,866

	Total Electric	165,953

	Entertainment (3.1%)
40,000	CCM Merger, Inc., (144A), 6%, due 03/15/22 (3)	41,350
360,000	Churchill Downs, Inc., 5.375%, due 12/15/21	376,650
35,000	Eagle II Acquisition Co. LLC, (144A), 6%, due 04/01/25 (3)	36,181
146,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, due 04/15/26	154,395
175,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., (144A), 6.125%, due 08/15/21 (3)	177,333

	Total Entertainment	785,909

	Environmental Control (1.1%)
265,000	Clean Harbors, Inc., 5.125%, due 06/01/21	272,076
18,000	Covanta Holding Corp., 5.875%, due 07/01/25	18,045

	Total Environmental Control	290,121

	Food (3.7%)
150,000	B&G Foods, Inc., 4.625%, due 06/01/21	153,000
40,000	B&G Foods, Inc., 5.25%, due 04/01/25	41,051
60,000	Chobani LLC / Chobani Finance Corp, Inc., (144A), 7.5%, due 04/15/25 (3)	62,100
90,000	Clearwater Seafoods, Inc. (Canada), (144A), 6.875%, due 05/01/25(3)	93,600
35,000	Dole Food Co., Inc., (144A), 7.25%, due 06/15/25 (3)	36,444
60,000	Kraft Heinz Foods Co., (144A), 4.875%, due 02/15/25 (3)	64,288
155,000	Lamb Weston Holdings, Inc., (144A), 4.875%, due 11/01/26 (3)	160,619
10,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, due 01/15/24	10,713
95,000	Post Holdings, Inc., (144A), 5%, due 08/15/26 (3)	94,762
37,000	Post Holdings, Inc., (144A), 5.5%, due 03/01/25 (3)	38,850
176,000	TreeHouse Foods, Inc., (144A), 6%, due 02/15/24 (3)	188,320

	Total Food	943,747

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Healthcare-Products (0.5%)
$70,000	Hill-Rom Holdings, Inc., (144A), 5.75%, due 09/01/23 (3)	$73,412
30,000	Hologic, Inc., (144A), 5.25%, due 07/15/22 (3)	31,725
14,000	Teleflex, Inc., 4.875%, due 06/01/26	14,403

	Total Healthcare-Products	119,540

	Healthcare-Services (7.6%)
76,000	Acadia Healthcare Co., Inc., 6.5%, due 03/01/24	80,750
173,000	Centene Corp., 4.75%, due 01/15/25	176,244
135,000	CHS / Community Health Systems, Inc., 6.25%, due 03/31/23	137,869
115,000	DaVita, Inc., 5.75%, due 08/15/22	119,456
40,000	Eagle Holding Co. II LLC, (144A), 7.625%, due 05/15/22 (3)(2)	40,800
85,000	Fresenius Medical Care US Finance II, Inc., (144A), 4.125%, due 10/15/20 (3)	87,391
100,000	Fresenius Medical Care US Finance, Inc., 6.875%, due 07/15/17	101,375
20,000	HCA, Inc., 4.75%, due 05/01/23	21,050
365,000	HCA, Inc., 6.5%, due 02/15/20	401,536
135,000	HealthSouth Corp., 5.75%, due 11/01/24	138,206
30,000	Molina Healthcare, Inc., 5.375%, due 11/15/22	31,500
159,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	159,596
210,000	Tenet Healthcare Corp., 4.631%, due 06/15/20 (4)	212,100
49,000	Tenet Healthcare Corp., 4.75%, due 06/01/20	49,980
160,000	WellCare Health Plans, Inc., 5.25%, due 04/01/25	166,800

	Total Healthcare-Services	1,924,653

	Home Builders (0.1%)
20,000	Shea Homes LP / Shea Homes Funding Corp., (144A), 6.125%, due 04/01/25 (3)	20,400

	Household Products/Wares (1.2%)
230,000	Central Garden & Pet Co., 6.125%, due 11/15/23	247,250
45,000	Spectrum Brands, Inc., 6.625%, due 11/15/22	47,588

	Total Household Products/Wares	294,838

	Housewares (0.3%)
72,000	Scotts Miracle-Gro Co. (The), (144A), 5.25%, due 12/15/26 (3)	74,520

	Internet (0.2%)
48,000	Zayo Group LLC / Zayo Capital, Inc., (144A), 5.75%, due 01/15/27 (3)	51,060

	Leisure Time (0.3%)
7,000	NCL Corp., Ltd., Class C, (144A), 4.625%, due 11/15/20 (3)	7,193
60,000	NCL Corp., Ltd., Class C, (144A), 4.75%, due 12/15/21 (3)	61,650

	Total Leisure Time	68,843

	Lodging (1.3%)
32,000	Boyd Gaming Corp., 6.875%, due 05/15/23	34,560
25,000	Hilton Domestic Operating Co., Inc., (144A), 4.25%, due 09/01/24 (3)	25,188
70,000	MGM Resorts International, 8.625%, due 02/01/19	77,700
190,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., (144A), 5.875%, due 05/15/25 (3)(2)	190,712

	Total Lodging	328,160

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Machinery-Diversified (0.2%)
$50,000	Tennant Co., (144A), 5.625%, due 05/01/25 (3)	$51,940

	Media (12.1%)
190,000	Altice US Finance I Corp. (Luxembourg), (144A), 5.375%, due 07/15/23 (3)	199,025
35,000	AMC Networks, Inc., 5%, due 04/01/24	35,548
130,000	Block Communications, Inc., (144A), 6.875%, due 02/15/25 (3)	139,750
157,000	Cable One, Inc., (144A), 5.75%, due 06/15/22 (3)	164,850
127,000	CCO Holdings LLC / CCO Holdings Capital Corp., (144A), 5.125%, due 05/01/27 (3)	129,698
100,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 03/15/21	103,062
175,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 5.125%, due 12/15/21 (3)	179,812
200,000	CSC Holdings LLC, (144A), 5.5%, due 04/15/27 (3)	206,760
125,000	DISH DBS Corp., 4.25%, due 04/01/18	127,500
40,000	DISH DBS Corp., 4.625%, due 07/15/17	40,175
300,000	DISH DBS Corp., 7.875%, due 09/01/19	334,125
85,000	EW Scripps Co. (The), (144A), 5.125%, due 05/15/25 (3)	87,236
60,000	Midcontinent Communications & Finance Co., (144A), 6.875%, due 08/15/23 (3)	64,725
195,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	203,385
80,000	Sirius XM Radio, Inc., (144A), 4.25%, due 05/15/20 (3)	80,900
317,000	Sirius XM Radio, Inc., (144A), 5.75%, due 08/01/21 (3)	329,680
231,000	TEGNA, Inc., 5.125%, due 10/15/19	237,930
125,000	TEGNA, Inc., (144A), 5.5%, due 09/15/24 (3)	128,750
77,000	Univision Communications, Inc., (144A), 5.125%, due 02/15/25 (3)	76,519
200,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.5%, due 08/15/26 (3)	205,500

	Total Media	3,074,930

	Oil & Gas (4.7%)
73,000	Antero Resources Corp., (144A), 5%, due 03/01/25 (3)	71,996
120,000	Concho Resources, Inc., 5.5%, due 04/01/23	125,025
120,000	Diamondback Energy, Inc., (144A), 5.375%, due 05/31/25 (3)	124,800
44,000	Gulfport Energy Corp., (144A), 6.375%, due 05/15/25 (3)	44,000
85,000	Hilcorp Energy I LP / Hilcorp Finance Co., (144A), 5.75%, due 10/01/25 (3)	82,875
75,000	Newfield Exploration Co., 5.375%, due 01/01/26	79,125
35,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 5.25%, due 08/15/25 (3)	35,437
13,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 5.375%, due 01/15/25 (3)	13,195
68,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 6.25%, due 06/01/24 (3)	72,250
65,000	PDC Energy, Inc., (144A), 6.125%, due 09/15/24 (3)	66,950
45,000	Range Resources Corp., 4.875%, due 05/15/25	43,425
41,000	Rice Energy, Inc., 6.25%, due 05/01/22	43,076
150,000	Sunoco LP / Sunoco Finance Corp., 5.5%, due 08/01/20	155,070
190,000	Tesoro Corp., 4.25%, due 10/01/17	191,544
23,000	WPX Energy, Inc., 5.25%, due 09/15/24	22,569
30,000	WPX Energy, Inc., 6%, due 01/15/22	30,450

	Total Oil & Gas	1,201,787

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Packaging & Containers (7.8%)
$200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 4.25%, due 09/15/22 (3)	$204,840
345,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 4.289%, due 05/15/21 (3)(4)	352,762
15,000	Ball Corp., 4%, due 11/15/23	15,300
55,000	Ball Corp., 4.375%, due 12/15/20	58,162
92,000	Ball Corp., 5.25%, due 07/01/25	99,705
40,000	Berry Plastics Corp., 5.125%, due 07/15/23	41,600
185,000	Crown Americas LLC / Crown Americas Capital Corp. V, (144A), 4.25%, due 09/30/26 (3)	181,762
20,000	Flex Acquisition Co., Inc., (144A), 6.875%, due 01/15/25 (3)	20,638
80,000	Graphic Packaging International, Inc., 4.125%, due 08/15/24	80,400
65,000	Graphic Packaging International, Inc., 4.875%, due 11/15/22	68,169
170,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), (144A), 4.658%, due 07/15/21 (3)(4)	174,250
345,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	355,781
34,000	Sealed Air Corp., (144A), 4.875%, due 12/01/22 (3)	35,658
181,000	Sealed Air Corp., (144A), 5.25%, due 04/01/23 (3)	192,765
70,000	Silgan Holdings, Inc., (144A), 4.75%, due 03/15/25 (3)	70,787
25,000	Silgan Holdings, Inc., 5%, due 04/01/20	25,438

	Total Packaging & Containers	1,978,017

	Pharmaceuticals (2.2%)
15,000	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., (144A), 7.5%, due 10/01/24 (3)	15,525
85,000	NBTY, Inc., (144A), 7.625%, due 05/15/21 (3)	90,525
85,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.625%, due 12/01/21 (3)	65,450
262,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (3)	195,845
270,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (3)	200,475

	Total Pharmaceuticals	567,820

	Pipelines (1.6%)
155,000	Rockies Express Pipeline LLC, (144A), 5.625%, due 04/15/20 (3)	166,470
85,000	Rockies Express Pipeline LLC, (144A), 6%, due 01/15/19 (3)	89,462
100,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, due 10/01/20	102,550
50,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, due 10/15/21	52,313

	Total Pipelines	410,795

	REIT (1.5%)
200,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	209,500
60,000	Equinix, Inc., 5.375%, due 05/15/27	62,587
36,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, due 05/01/24	39,015
63,000	SBA Communications Corp., (144A), 4.875%, due 09/01/24 (3)	63,709

	Total REIT	374,811

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Retail (2.6%)
$299,000	Cumberland Farms, Inc., (144A), 6.75%, due 05/01/25 (3)	$309,091
190,000	Dollar Tree, Inc., 5.75%, due 03/01/23	203,063
45,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5%, due 06/01/24 (3)	46,575
100,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5.25%, due 06/01/26 (3)	102,750

	Total Retail	661,479

	Semiconductors (0.8%)
200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 3.75%, due 06/01/18 (3)	204,500

	Software (2.3%)
41,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., (144A), 5.75%, due 03/01/25 (3)	42,204
150,000	First Data Corp., (144A), 5%, due 01/15/24 (3)	153,975
200,000	IMS Health, Inc., (144A), 5%, due 10/15/26 (3)	205,625
165,000	MSCI, Inc., (144A), 4.75%, due 08/01/26 (3)	169,744
10,000	Open Text Corp. (Canada), (144A), 5.875%, due 06/01/26 (3)	10,700

	Total Software	582,248

	Telecommunications (12.3%)
285,000	AT&T, Inc., 5.45%, due 03/01/47	292,548
60,000	Frontier Communications Corp., 8.5%, due 04/15/20	63,978
52,000	Frontier Communications Corp., 8.875%, due 09/15/20	54,959
67,000	Frontier Communications Corp., 10.5%, due 09/15/22	67,670
97,000	GTT Escrow Corp., (144A), 7.875%, due 12/31/24 (3)	101,486
145,000	Intelsat Jackson Holdings S.A. (Luxembourg), 5.5%, due 08/01/23	124,519
250,000	Level 3 Financing, Inc., 6.125%, due 01/15/21	258,750
350,000	Qwest Corp., 6.5%, due 06/01/17	352,271
75,000	Qwest Corp., 6.75%, due 12/01/21	82,946
200,000	SoftBank Group Corp. (Japan), (144A), 4.5%, due 04/15/20 (3)	207,880
680,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (3)	745,450
45,000	Sprint Corp., 7.875%, due 09/15/23	50,512
55,000	Sprint Nextel Corp., 9.25%, due 04/15/22	66,825
280,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, (144A), 3.36%, due 03/20/23 (3)	282,814
200,000	T-Mobile USA, Inc., 4%, due 04/15/22	205,000
125,000	T-Mobile USA, Inc., 6.836%, due 04/28/23	134,375
15,000	Windstream Services LLC, 6.375%, due 08/01/23	13,313

	Total Telecommunications	3,105,296

	Trucking & Leasing (0.2%)
43,000	Park Aerospace Holdings, Ltd., (144A), 5.25%, due 08/15/22 (3)	45,580

	Total Corporate Bonds (Cost: $20,998,327)	21,099,177

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (0.3%)
$85,000	Soundview Home Loan Trust (06-EQ1-A4), 1.241%, due 10/25/36 (4)	$66,891

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $59,712)	66,891

	Total Fixed Income Securities (Cost: $21,874,883) (87.2%)	22,066,804

Number of Shares	Money Market Investments
371,000	Dreyfus Government Cash Management Fund — Institutional Shares, 0.69% (6)	371,000
14,268	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (6)	14,268

	Total Money Market Investments (Cost: $385,268) (1.5%)	385,268

Principal Amount	Short-Term Investments
	U.S. Treasury Securities
$200,000	U.S. Treasury Bill, 0.322%, due 05/04/17 (7)	199,989
200,000	U.S. Treasury Bill, 0.582%, due 05/18/17 (7)	199,936
1,900,000	U.S. Treasury Bill, 0.771%, due 07/27/17 (7)	1,896,396
500,000	U.S. Treasury Bill, 0.907%, due 10/05/17 (7)	498,021

	Total U.S. Treasury Securities (Cost: $2,794,231) (11.0%)	2,794,342

	Total Short-Term Investments (Cost: $2,794,231) (11.0%)	2,794,342

	Total Investments (Cost: $25,054,382) (99.7%)	25,246,414
	Excess of Other Assets over Liabilities (0.3%)	65,108

	Net Assets (100.0%)	$25,311,522

Credit Default Swaps — Buy Protection
Notional Amount (8)	Implied Credit Spread (9)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Unrealized Depreciation	Premium (Received)	Value (10)
OTC Swaps
$ 250,000	0.37%	3/20/19	Goldman Sachs International	ALCOA, Inc.	1%	$(6,003)	$ 3,163	$ (2,840)

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS -	Asset-Backed Securities.
EETC -	Enhanced Equipment Trust Certificate.
REIT -	Real Estate Investment Trust.
(1)	Rate stated is the effective yield.
(2)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $10,810,760 or 42.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(7)	Rate shown represents yield-to-maturity.
(8)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(9)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Advertising	0.4%
Aerospace/Defense	0.6
Airlines	2.8
Auto Parts & Equipment	1.3
Banks	0.3
Beverages	1.7
Building Materials	0.2
Chemicals	1.5
Coal	0.0 *
Commercial Services	4.1
Cosmetics/Personal Care	0.3
Diversified Financial Services	1.9
Electric	1.0
Entertainment	3.7
Environmental Control	1.1
Food	3.7
Healthcare-Products	0.5
Healthcare-Services	7.7
Home Builders	0.1
Household Products/Wares	1.2
Housewares	0.3
Internet	0.2
Leisure Time	0.3
Lodging	1.7
Machinery-Diversified	0.2
Media	12.1
Oil & Gas	4.7
Packaging & Containers	8.1
Pharmaceuticals	2.4
Pipelines	1.6
REIT	1.5
Residential Mortgage-Backed Securities — Non-Agency	0.3
Retail	2.6
Semiconductors	0.8
Short Term Investments	11.0
Software	3.0
Telecommunications	12.5
Trucking & Leasing	0.8
Money Market Investments	1.5

Total	99.7%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$900,736	$—	$900,736
Corporate Bonds*	—	20,982,311	116,866	21,099,177
Residential Mortgage-Backed Securities — Non-Agency	—	66,891	—	66,891

Total Fixed Income Securities	—	21,949,938	116,866	22,066,804

Money Market Investments	385,268	—	—	385,268
Short-Term Investments	2,794,342	—	—	2,794,342

Total Investments	$3,179,610	$21,949,938	$116,866	$25,246,414

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(2,840)	$—	$(2,840)

Total	$—	$(2,840)	$—	$(2,840)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (2.8% of Net Assets)
$50,820	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KIR1-A1), 2.446%, due 03/25/26	$51,311
96,060	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	96,740
26,313	Federal National Mortgage Association, Pool #FN0002, 3.153%, due 12/01/17	26,381
29,814	Federal National Mortgage Association (15-M10-FA), 1.019%, due 03/25/19 (1)	29,834
40,875	Federal National Mortgage Association (15-M12-FA), 1.11%, due 04/25/20 (1)	40,793

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $250,527)	245,059

	Commercial Mortgage-Backed Securities — Non-Agency (0.4%)
17,999	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	18,331
19,330	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	19,254

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $39,640)	37,585

	Residential Mortgage-Backed Securities — Agency (22.5%)
7,619	Federal Home Loan Mortgage Corp. (2550-FI), 1.344%, due 11/15/32 (TAC)(1)	7,658
3,079	Federal Home Loan Mortgage Corp. (2591-EF), 1.494%, due 03/15/32 (1)	3,079
66,112	Federal Home Loan Mortgage Corp. (263-F5), 1.494%, due 06/15/42 (1)	66,845
58,517	Federal Home Loan Mortgage Corp. (2764-OE), 4.5%, due 03/15/19 (PAC)	59,412
63,959	Federal Home Loan Mortgage Corp. (2990-DE), 1.374%, due 11/15/34 (1)	64,241
2,338	Federal Home Loan Mortgage Corp. (3001-HS), 14.264%, due 02/15/35 (I/F) (PAC) (1)	2,382
62,157	Federal Home Loan Mortgage Corp. (3139-FL), 1.294%, due 01/15/36 (PAC) (1)	62,162
29,753	Federal Home Loan Mortgage Corp. (3172-FK), 1.444%, due 08/15/33 (1)	29,796
61,218	Federal Home Loan Mortgage Corp. (3300-FA), 1.294%, due 08/15/35 (1)	61,173
75,586	Federal Home Loan Mortgage Corp. (3318-F), 1.244%, due 05/15/37 (1)	75,376
36,944	Federal Home Loan Mortgage Corp. (3335-FT), 1.144%, due 08/15/19 (1)	36,925
3,854	Federal Home Loan Mortgage Corp. (3346-FA), 1.224%, due 02/15/19 (1)	3,857
79,019	Federal Home Loan Mortgage Corp. (3645-EH), 3%, due 12/15/20	79,925
85,182	Federal Home Loan Mortgage Corp. (3767-JF), 1.294%, due 02/15/39 (PAC) (1)	85,291
22,475	Federal Home Loan Mortgage Corp. (3780-LF), 1.394%, due 03/15/29 (1)	22,475
6,232	Federal Home Loan Mortgage Corp. (3803-DF), 1.394%, due 11/15/35 (PAC) (1)	6,233
30,605	Federal Home Loan Mortgage Corp. (3824-FA), 1.144%, due 03/15/26 (1)	30,594
86,743	Federal Home Loan Mortgage Corp. (3940-PF), 1.344%, due 05/15/40 (PAC) (1)	86,748
41,674	Federal Home Loan Mortgage Corp. (3946-FG), 1.344%, due 10/15/39 (PAC) (1)	41,707
89,838	Federal Home Loan Mortgage Corp. (4231-FD), 1.344%, due 10/15/32 (1)	89,590
23,850	Federal National Mortgage Association (03-11-FA), 1.991%, due 09/25/32 (1)	24,417
7,801	Federal National Mortgage Association (03-64-KS), 8.379%, due 07/25/18 (I/F) (1)	8,032
16,570	Federal National Mortgage Association (03-84-GE), 4.5%, due 09/25/18 (PAC)	16,802
77,802	Federal National Mortgage Association (03-97-CA), 5%, due 10/25/18 (PAC)	78,917
51,976	Federal National Mortgage Association (04-94-HY), 5%, due 12/25/19	52,654
55,628	Federal National Mortgage Association (05-114-PF), 1.366%, due 08/25/35 (PAC) (1)	55,677
54,183	Federal National Mortgage Association (06-60-DF), 1.421%, due 04/25/35 (1)	54,469
18,910	Federal National Mortgage Association (06-84-WF), 1.291%, due 02/25/36 (PAC) (1)	18,911
53,640	Federal National Mortgage Association (07-64-FA), 1.461%, due 07/25/37 (1)	54,138
61,892	Federal National Mortgage Association (07-67-FA), 1.241%, due 04/25/37 (1)	61,876
88,027	Federal National Mortgage Association (08-15-JN), 4.5%, due 02/25/23	89,908

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)(Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$7,484	Federal National Mortgage Association (08-47-PF), 1.491%, due 06/25/38 (PAC)(1)	$7,495
36,296	Federal National Mortgage Association (09-33-FB), 1.811%, due 03/25/37 (1)	37,070
67,779	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	68,392
56,864	Federal National Mortgage Association (13-54-HF), 1.191%, due 10/25/41 (PAC)(1)	56,736
19,337	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	21,685
44,945	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	50,618
25,557	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	29,084
11,860	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	13,387
20,775	Government National Mortgage Association (10-108-PF), 1.393%, due 02/20/38 (PAC)(1)	20,795
68,774	Government National Mortgage Association (12-13-KF), 1.293%, due 07/20/38 (1)	68,836
20,269	Government National Mortgage Association II, Pool #80022, 2.25%, due 12/20/26 (1)	20,890
14,828	Government National Mortgage Association II, Pool #80636, 2.125%, due 09/20/32 (1)	15,339
9,803	Government National Mortgage Association II, Pool #80757, 2.125%, due 10/20/33 (1)	9,921
83,213	Government National Mortgage Association II, Pool #80797, 2%, due 01/20/34 (1)	86,339
33,164	Government National Mortgage Association II, Pool #80937, 2.125%, due 06/20/34 (1)	34,447

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,961,916)	1,972,304

	Residential Mortgage-Backed Securities — Non-Agency (1.8%)
2,765	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 1.391%, due 08/25/43 (1)	2,758
104,557	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 3.106%, due 11/25/32 (1)	104,700
26,199	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.991%, due 08/25/34 (1)	24,955
7,121	Homestar Mortgage Acceptance Corp. (04-5-A1), 1.891%, due 10/25/34 (1)	7,119
1,620	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 1.621%, due 09/25/35 (1)	1,622
15,507	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.891%, due 07/25/34 (1)	15,255
1,318	Residential Accredit Loans, Inc. (02-QS16-A2), 1.541%, due 10/25/17 (1)	1,323

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $154,550)	157,732

	Corporate Bonds (33.8%)
	Aerospace/Defense (0.6%)
50,000	United Technologies Corp., 1.778%, due 05/04/18	50,075

	Agriculture (0.6%)
20,000	Altria Group, Inc., 9.7%, due 11/10/18	22,337
30,000	BAT International Finance PLC (United Kingdom), (144A), 1.85%, due 06/15/18 (2)	30,019

	Total Agriculture	52,356

	Airlines (0.8%)
63,591	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	67,008

	Auto Manufacturers (0.4%)
35,000	Ford Motor Credit Co. LLC, 2.145%, due 01/09/18	35,098

	Banks (11.1%)
75,000	Bank of America Corp., 5.75%, due 12/01/17	76,812
70,000	Bank of America Corp., 5.65%, due 05/01/18	72,647

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$30,000	Bank of America N.A., 6.1%, due 06/15/17	$30,164
25,000	Capital One N.A., 2.35%, due 08/17/18	25,146
35,000	Citigroup, Inc., 1.55%, due 08/14/17	35,017
25,000	Citigroup, Inc., 6.125%, due 11/21/17	25,616
25,000	Citigroup, Inc., 1.8%, due 02/05/18	25,031
45,000	Citigroup, Inc., 6.125%, due 05/15/18	46,942
35,000	Discover Bank, 2%, due 02/21/18	35,063
40,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	41,212
20,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	20,798
25,000	Goldman Sachs Group, Inc. (The), 2.139%, due 11/15/18 (1)	25,274
50,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	54,766
35,000	JPMorgan Chase & Co., 1.7%, due 03/01/18	35,033
35,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	35,646
15,000	Macquarie Bank, Ltd. (Australia), (144A), 1.797%, due 10/27/17 (1)(2)	15,037
65,000	Morgan Stanley, 1.89%, due 01/05/18 (1)	65,275
20,000	Morgan Stanley, 6.625%, due 04/01/18	20,884
30,000	Morgan Stanley, 1.842%, due 02/14/20 (1)	30,090
50,000	PNC Bank NA, 1.8%, due 11/05/18	50,027
30,000	Santander UK PLC (United Kingdom), 1.65%, due 09/29/17	30,048
135,000	Wachovia Corp., 5.75%, due 02/01/18	139,058
35,000	Wells Fargo & Co., 1.5%, due 01/16/18	34,989

	Total Banks	970,575

	Beverages (0.7%)
30,000	Anheuser-Busch InBev Worldwide, Inc., 7.75%, due 01/15/19	33,006
30,000	Beam Suntory, Inc., 1.75%, due 06/15/18	30,002

	Total Beverages	63,008

	Biotechnology (0.4%)
40,000	Amgen, Inc., 5.85%, due 06/01/17	40,138

	Computers (0.3%)
30,000	Apple, Inc., 1.7%, due 02/22/19	30,134

	Diversified Financial Services (1.6%)
30,000	American Express Co., 7%, due 03/19/18	31,428
105,000	Bear Stearns Cos. LLC (The), 7.25%, due 02/01/18	109,356

	Total Diversified Financial Services	140,784

	Electric (2.0%)
20,000	Entergy Gulf States Louisiana LLC, 6%, due 05/01/18	20,835
35,000	Exelon Corp., 1.55%, due 06/09/17	34,998
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	53,303
40,000	Southern Co. (The), 1.3%, due 08/15/17	39,972
25,000	Vectren Utility Holdings, Inc., 5.75%, due 08/01/18	26,088

	Total Electric	175,196

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)(Continued)

Principal Amount	Fixed Income Securities	Value
	Environmental Control (0.8%)
$40,000	Republic Services, Inc., 3.8%, due 05/15/18	$40,809
25,000	Waste Management, Inc., 6.1%, due 03/15/18	26,030

	Total Environmental Control	66,839

	Food (0.4%)
35,000	Kraft Heinz Foods Co., 6.125%, due 08/23/18	36,909

	Healthcare-Services (2.2%)
50,000	Aetna, Inc., 1.5%, due 11/15/17	49,997
60,000	Anthem, Inc., 1.875%, due 01/15/18	60,073
85,000	Providence Health & Services Obligated Group, 2.098%, due 10/01/17 (1)	85,276

	Total Healthcare-Services	195,346

	Pharmaceuticals (1.2%)
30,000	Actavis Funding SCS (Luxembourg), 2.35%, due 03/12/18	30,133
25,000	Bayer US Finance LLC, (144A), 1.5%, due 10/06/17 (2)	24,977
25,000	Express Scripts Holding Co., 1.25%, due 06/02/17	24,975
25,000	Teva Pharmaceutical Finance III BV (Netherlands), 1.4%, due 07/20/18	24,880

	Total Pharmaceuticals	104,965

	Real Estate (1.0%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	50,301
35,000	Prologis LP, 4%, due 01/15/18	35,330

	Total Real Estate	85,631

	REIT (8.6%)
25,000	American Tower Corp., 4.5%, due 01/15/18	25,472
50,000	Boston Properties LP, 3.7%, due 11/15/18	51,214
50,000	Camden Property Trust, 5.7%, due 05/15/17	50,072
20,000	DDR Corp., 7.5%, due 07/15/18	21,206
40,000	Duke Realty LP, 6.5%, due 01/15/18	41,317
45,000	HCP, Inc., 3.75%, due 02/01/19	46,082
35,000	Kimco Realty Corp., 4.3%, due 02/01/18	35,452
35,000	National Retail Properties, Inc., 6.875%, due 10/15/17	35,755
30,000	Realty Income Corp., 2%, due 01/31/18	30,043
20,000	Realty Income Corp., 5.375%, due 09/15/17	20,281
50,000	SL Green Realty Corp., 5%, due 08/15/18	51,642
30,000	UDR, Inc., 4.25%, due 06/01/18	30,749
80,000	Ventas Realty LP / Ventas Capital Corp., 2%, due 02/15/18	80,162
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, (144A), 1.75%, due 09/15/17 (2)	200,131
35,000	Welltower, Inc., 2.25%, due 03/15/18	35,143

	Total REIT	754,721

	Retail (0.4%)
40,000	Walgreens Boots Alliance, Inc., 1.75%, due 05/30/18	40,126

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2017

Principal Amount	Fixed Income Securities	Value
	Telecommunications (0.7%)
$40,000	AT&T, Inc., 5.5%, due 02/01/18	$41,132
20,000	Rogers Communications, Inc. (Canada), 6.8%, due 08/15/18	21,276

	Total Telecommunications	62,408

	Total Corporate Bonds (Cost: $3,012,555)	2,971,317

	U.S. Treasury Securities (20.3%)
395,000	U.S. Treasury Note, 0.625%, due 08/31/17	394,636
409,000	U.S. Treasury Note, 0.875%, due 07/15/17	408,943
226,000	U.S. Treasury Note, 1.125%, due 02/28/19	225,559
520,000	U.S. Treasury Note, 1.25%, due 03/31/19	519,929
235,000	U.S. Treasury Note, 1.25%, due 04/30/19	234,927

	Total U.S. Treasury Securities (Cost: $1,783,158)	1,783,994

	Total Fixed Income Securities (Cost: $7,202,346) (81.6%)	7,167,991

Number of Shares	Money Market Investments
247,372	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (3)	247,372

	Total Money Market Investments (Cost: $247,372) (2.8%)	247,372

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (19.4%)
$850,000	U.S. Treasury Bill, 0.32%, due 05/04/17(4)	849,955
700,000	U.S. Treasury Bill, 0.51%, due 05/11/17(4)	699,872
150,000	U.S. Treasury Bill, 0.77%, due 07/27/17(4)	149,715

	Total U.S. Treasury Securities (Cost: $1,643,347)	1,699,542

	Total Short-Term Investments (Cost: $1,643,347) (19.4%)	1,699,542

	Total Investments (Cost: $9,093,065) (103.8%)	9,114,905
	Liabilities in Excess of Other Assets (-3.8%)	(337,700)

	Net Assets (100.0%)	$8,777,205

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $289,418 or 3.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(4)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.6%
Agriculture	0.6
Airlines	0.8
Auto Manufacturers	0.4
Banks	11.1
Beverages	0.7
Biotechnology	0.4
Commercial Mortgage-Backed Securities — Agency	2.8
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Computers	0.3
Diversified Financial Services	1.6
Electric	2.0
Environmental Control	0.8
Food	0.4
Healthcare-Services	2.2
Pharmaceuticals	1.2
REIT	8.6
Real Estate	1.0
Residential Mortgage-Backed Securities — Agency	22.5
Residential Mortgage-Backed Securities — Non-Agency	1.8
Retail	0.4
U.S. Treasury Bills	19.4
Telecommunications	0.7
U.S. Treasury Securities	20.3
Money Market Investments	2.8

Total	103.8%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$245,059	$—	$245,059
Commercial Mortgage-Backed Securities — Non-Agency	—	37,585	—	37,585
Residential Mortgage-Backed Securities — Agency	—	1,972,304	—	1,972,304
Residential Mortgage-Backed Securities — Non-Agency	—	157,732	—	157,732
Corporate Bonds*	—	2,971,317	—	2,971,317
U.S. Treasury Securities	1,783,994	—	—	1,783,994

Total Fixed Income Securities	1,783,994	5,383,997	—	7,167,991

Money Market Investments	247,372	—	—	247,372
Short-Term Investments*	1,699,542	—	—	1,699,542

Total Investments	$3,730,908	$5,383,997	$—	$9,114,905

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Asset-Backed Securities (3.8% of Net Assets)
$	8,517,949	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$8,623,042
	20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 2.091%, due 12/27/44 (1)(2)	19,949,887
	3,851,138	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 1.651%, due 11/25/35 (2)	3,867,262
	10,013,976	Ameriquest Mortgage Securities Trust (06-R2-A1), 1.166%, due 04/25/36 (2)	10,095,546
	18,835,000	Brazos Higher Education Authority, Inc. (11-1-A3), 2.102%, due 11/25/33 (2)	18,825,484
	11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 2.156%, due 10/27/36 (2)	11,810,362
	7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 2.341%, due 03/25/36 (1)(2)	7,355,140
	17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.991%, due 04/25/33 (1)(2)	17,763,817
	11,864,625	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	11,489,610
	18,182	Higher Education Funding I (14-1-A), (144A), 2.102%, due 05/25/34 (1)(2)	18,159
	17,225,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 2.043%, due 07/20/43 (2)	16,704,250
	30,643,143	Navient Student Loan Trust (14-2-A), 1.631%, due 03/25/83 (2)	30,238,200
	30,900,045	Navient Student Loan Trust (14-3-A), 1.611%, due 03/25/83 (2)	30,508,783
	17,460,453	Navient Student Loan Trust (14-4-A), 1.611%, due 03/25/83 (2)	17,236,879
	30,195,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.941%, due 11/25/48 (1)(2)	29,590,431
	3,141,868	SLM Student Loan Trust (04-8-B), 1.616%, due 01/25/40 (2)	2,844,161
	17,680	SLM Student Loan Trust (04-8A-A5), (144A), 1.656%, due 04/25/24 (1)(2)	17,749
	7,534,000	SLM Student Loan Trust (05-5-A5), 1.906%, due 10/25/40 (2)	7,286,823
	5,287,790	SLM Student Loan Trust (07-6-B), 2.006%, due 04/27/43 (2)	4,837,663
	3,988,495	SLM Student Loan Trust (07-8-B), 2.156%, due 04/27/83 (2)	3,761,684
	7,405,000	SLM Student Loan Trust (08-2-B), 2.356%, due 01/25/83 (2)	7,000,624
	6,559,000	SLM Student Loan Trust (08-3-B), 2.356%, due 04/26/83 (2)	6,104,892
	3,280,000	SLM Student Loan Trust (08-4-B), 3.006%, due 04/25/29 (2)	3,188,376
	16,210,000	SLM Student Loan Trust (08-5-B), 3.006%, due 07/25/73 (2)	15,998,766
	6,515,000	SLM Student Loan Trust (08-6-B), 3.006%, due 07/26/83 (2)	6,409,389
	6,390,000	SLM Student Loan Trust (08-7-B), 3.006%, due 07/26/83 (2)	6,273,557
	5,706,000	SLM Student Loan Trust (08-8-B), 3.406%, due 10/25/75 (2)	5,732,812
	15,950,000	SLM Student Loan Trust (08-9-B), 3.406%, due 10/25/83 (2)	16,208,576
	11,840,000	SLM Student Loan Trust (11-1-A2), 2.141%, due 10/25/34 (2)	12,005,979
	17,730,000	SLM Student Loan Trust (11-2-A2), 2.191%, due 10/25/34 (2)	18,028,187

		Total Asset-Backed Securities (Cost: $344,998,489)	349,776,090

		Commercial Mortgage-Backed Securities — Agency (2.0%)
	42,420,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	44,055,601
	15,447,201	Federal National Mortgage Association, Pool #AL2660, 2.632%, due 10/01/22	15,658,342
	42,324,155	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23	42,499,297
	46,675,066	Federal National Mortgage Association (12-M12-1A), 2.937%, due 08/25/22 (ACES)(2)	47,627,685
	32,337,673	Federal National Mortgage Association (12-M15-A), 2.744%, due 10/25/22 (ACES)(2)	32,395,512

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $185,005,130)	182,236,437

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Commercial Mortgage-Backed Securities — Non-Agency (0.4%)
$	10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	$11,083,757
	15,750,000	GRACE Mortgage Trust (14-GRCE-A), (144A), 3.369%, due 06/10/28 (1)	16,387,270
	6,105,000	GS Mortgage Securities Corp. (12-ALOH-A), (144A), 3.551%, due 04/10/34 (1)	6,422,972

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $34,260,832)	33,893,999

		Residential Mortgage-Backed Securities — Agency (53.2%)
	163,694	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	177,325
	240,688	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	266,676
	3,411,118	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	3,738,099
	7,753,388	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	8,516,537
	756,081	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	789,384
	618,291	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)(3)	573,481
	3,024,148	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	3,229,033
	1,673,728	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	1,748,199
	2,518,811	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	2,661,682
	30,185,054	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	33,172,903
	44,166,047	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	44,578,944
	580,767	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	605,049
	487,163	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	457,953
	3,065,359	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	3,251,676
	36,161,230	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	40,275,451
	27,601,909	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	29,800,004
	7,678,917	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	8,438,821
	7,521,183	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)(3)	6,674,578
	4,002,857	Federal Home Loan Mortgage Corp. (3315-S), 5.416%, due 05/15/37 (I/O) (I/F) (2)	515,936
	4,592,928	Federal Home Loan Mortgage Corp. (3376-SX), 5.046%, due 10/15/37 (I/O) (I/F) (2)	712,280
	6,540,132	Federal Home Loan Mortgage Corp. (3410-IS), 5.276%, due 02/15/38 (I/O) (I/F) (2)	856,869
	6,131,567	Federal Home Loan Mortgage Corp. (3424-BI), 5.806%, due 04/15/38 (I/O) (I/F) (2)	1,266,519
	6,081,192	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	6,189,730
	1,608,648	Federal Home Loan Mortgage Corp. (3519-SH), 4.506%, due 07/15/37 (I/O) (I/F) (2)	177,084
	9,924,786	Federal Home Loan Mortgage Corp. (3531-SC), 5.306%, due 05/15/39 (I/O) (I/F) (2)	974,156
	2,601,194	Federal Home Loan Mortgage Corp. (3541-SA), 5.756%, due 06/15/39 (I/O) (I/F) (2)	442,907
	9,402,299	Federal Home Loan Mortgage Corp. (3550-GS), 5.756%, due 07/15/39 (I/O) (I/F) (2)	1,862,922
	4,125,561	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	4,598,542
	8,461,703	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	8,963,558
	19,302,993	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	20,453,835

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	9,683,652	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	$10,232,949
	14,201,410	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	14,841,940
	1,170,049	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	1,236,571
	20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	21,503,716
	20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	21,854,803
	12,694,197	Federal Home Loan Mortgage Corp. (3788-SB), 5.486%, due 01/15/41 (I/O) (I/F) (2)	2,201,954
	3,225,050	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	2,772,666
	10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,327,292
	5,441,478	Federal Home Loan Mortgage Corp. (4030-HS), 5.616%, due 04/15/42 (I/O) (I/F) (2)	949,168
	6,957,384	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	7,802,154
	29,075,785	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	32,448,833
	8,930,458	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	9,945,215
	2,801	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	2,877
	4,848	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	4,980
	23,190	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	23,847
	50,145	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	56,006
	180,587	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	198,057
	34,335,363	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	36,714,803
	10,815,414	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	11,556,812
	39,175,783	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44	41,809,874
	83,224,541	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44	86,263,069
	46,928,897	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	49,412,591
	61,501,706	Federal Home Loan Mortgage Corp., Pool #G08681, 3.5%, due 12/01/45	63,290,393
	124,147,142	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	127,736,790
	37,870,709	Federal Home Loan Mortgage Corp., Pool #G08699, 4%, due 03/01/46	39,901,822
	117,601,883	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	121,002,278
	63,790,223	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	65,634,683
	4,583,564	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	4,580,691
	87,804,575	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	87,749,541
	147,996,730	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	152,290,533
	97,844,629	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	97,783,302
	57,411,109	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	59,077,778
	33,124,655	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 11/01/46	33,103,894
	161,061,954	Federal Home Loan Mortgage Corp., Pool #G08737, 3%, due 12/01/46	160,961,004
	148,932,194	Federal Home Loan Mortgage Corp., Pool #G08747, 3%, due 02/01/47	148,838,846
	202,258	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	208,725
	657,321	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	667,410
	572,895	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	589,156
	1,019,540	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	1,091,955
	49,986,895	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	51,499,517
	28,502,384	Federal Home Loan Mortgage Corp., Pool #G18627, 3%, due 01/01/32	29,364,877
	13,891	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	15,246
	2,249,492	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	2,557,986

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	2,364,280	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	$2,688,401
	3,336,760	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	3,658,888
	131,890,720	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45	136,419,666
	80,363,677	Federal Home Loan Mortgage Corp., Pool #G60440, 3.5%, due 03/01/46	83,103,729
	443,583	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	486,191
	4,903,581	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	5,451,994
	4,733,177	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	5,186,273
	127,160,000	Federal Home Loan Mortgage Corp. TBA, 4% (4)	133,865,697
	284,041	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	319,224
	631,716	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	672,848
	875,166	Federal National Mortgage Association (04-52-SW), 6.109%, due 07/25/34 (I/O) (I/F) (2)	183,604
	1,887,842	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	1,991,198
	2,124,420	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	2,297,933
	7,021,966	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	7,519,820
	401,855	Federal National Mortgage Association (05-74-CP), 21.118%, due 05/25/35 (I/F) (PAC) (2)	571,320
	2,636,822	Federal National Mortgage Association (07-20-SI), 5.459%, due 03/25/37 (I/O) (I/F) (2)	379,756
	2,194,064	Federal National Mortgage Association (07-21-SE), 5.449%, due 03/25/37 (I/O) (I/F) (2)	324,156
	2,830,884	Federal National Mortgage Association (07-56-SG), 5.419%, due 06/25/37 (I/O) (I/F) (2)	365,821
	7,784,099	Federal National Mortgage Association (07-58-SV), 5.759%, due 06/25/37 (I/O) (I/F) (2)	1,224,581
	1,946,468	Federal National Mortgage Association (07-65-S), 5.609%, due 07/25/37 (I/O) (I/F) (2)	321,160
	1,037,368	Federal National Mortgage Association (07-88-FY), 1.451%, due 09/25/37 (2)	1,043,790
	7,969,091	Federal National Mortgage Association (07-103-AI), 5.509%, due 03/25/37 (I/O) (I/F) (2)	901,254
	19,884,715	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	22,293,470
	7,772,311	Federal National Mortgage Association (08-1-AI), 5.259%, due 05/25/37 (I/O) (I/F) (2)	1,340,660
	6,356,906	Federal National Mortgage Association (08-13-SB), 5.249%, due 03/25/38 (I/O) (I/F) (2)	1,233,045
	12,156,702	Federal National Mortgage Association (08-23-SB), 5.859%, due 04/25/38 (I/O) (I/F) (2)	2,003,824
	1,133,744	Federal National Mortgage Association (08-35-SD), 5.459%, due 05/25/38 (I/O) (I/F) (2)	152,836
	18,716,637	Federal National Mortgage Association (08-66-SG), 5.079%, due 08/25/38 (I/O) (I/F) (2)	3,183,482
	6,648,691	Federal National Mortgage Association (08-68-SA), 4.979%, due 08/25/38 (I/O) (I/F) (2)	818,532
	3,230,599	Federal National Mortgage Association (09-3-SH), 4.459%, due 06/25/37 (I/O) (I/F) (2)	376,742

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	1,709,306	Federal National Mortgage Association (09-47-SV), 5.759%, due 07/25/39 (I/O) (I/F) (2)	$258,273
	6,643,199	Federal National Mortgage Association (09-51-SA), 5.759%, due 07/25/39 (I/O) (I/F) (2)	1,259,904
	3,612,129	Federal National Mortgage Association (09-6-SD), 4.559%, due 02/25/39 (I/O) (I/F) (2)	707,793
	7,856,024	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	8,114,277
	18,645,771	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	19,764,562
	24,262,823	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	25,418,189
	1,725,051	Federal National Mortgage Association (09-72-JS), 6.259%, due 09/25/39 (I/O) (I/F) (2)	340,565
	20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	22,337,932
	50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	52,685,545
	4,303,347	Federal National Mortgage Association (11-123-ZP), 4.5%, due 12/25/41 (PAC)	4,876,321
	11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	10,762,428
	36,909,429	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC)	37,085,538
	13,210,517	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC)	12,907,008
	9,601,113	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	7,565,188
	22,299,210	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	17,834,984
	19,545,768	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O)	19,429,692
	21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	21,475,680
	82,466	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)	91,647
	475,710	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	450,921
	33,230	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	36,572
	4,934	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	4,952
	150,104	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	166,312
	2,103,946	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	2,303,977
	850,945	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	935,814
	4,850,726	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	5,414,262
	175,601	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	182,242
	40,760	Federal National Mortgage Association, Pool #661856, 2.999%, due 10/01/32 (2)	40,617
	84,214	Federal National Mortgage Association, Pool #671133, 2.663%, due 02/01/33 (2)	87,013
	51,590	Federal National Mortgage Association, Pool #672272, 3.142%, due 12/01/32 (2)	54,079
	111,927	Federal National Mortgage Association, Pool #687847, 3.206%, due 02/01/33 (2)	117,745
	800,330	Federal National Mortgage Association, Pool #692104, 2.792%, due 02/01/33 (2)	827,905

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	349,971	Federal National Mortgage Association, Pool #699866, 2.908%, due 04/01/33 (2)	$365,272
	136,284	Federal National Mortgage Association, Pool #704454, 2.836%, due 05/01/33 (2)	141,601
	219,936	Federal National Mortgage Association, Pool #708820, 3.015%, due 06/01/33 (2)	220,128
	92,804	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	96,313
	168,179	Federal National Mortgage Association, Pool #728824, 2.971%, due 07/01/33 (2)	178,569
	556,005	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	603,036
	10,872	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	11,204
	582,624	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	681,776
	452,103	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	481,452
	1,351,582	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	1,480,083
	705,431	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	752,944
	3,493,154	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	3,776,317
	1,887,761	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	2,076,317
	6,156,604	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	6,975,603
	3,366,170	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	3,813,963
	3,684,366	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	4,096,990
	39,020,075	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	39,066,197
	10,195,850	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	11,629,611
	7,477,785	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	8,440,842
	5,437,907	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	6,139,118
	86,632,889	Federal National Mortgage Association, Pool #AL9027, 4%, due 09/01/46	91,344,930
	65,555,313	Federal National Mortgage Association, Pool #AL9105, 4.5%, due 10/01/46	70,617,218
	45,304,123	Federal National Mortgage Association, Pool #AL9106, 4.5%, due 02/01/46	48,880,671
	210,896,920	Federal National Mortgage Association, Pool #AL9549, 4%, due 09/01/46	222,367,794
	119,221,843	Federal National Mortgage Association, Pool #AL9722, 4.5%, due 08/01/46	128,644,204
	44,663,229	Federal National Mortgage Association, Pool #AL9846, 4.5%, due 02/01/47	48,185,611
	182,816,710	Federal National Mortgage Association, Pool #AL9990, 4.5%, due 04/01/47	196,856,984
	62,669,443	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	64,506,300
	55,046,815	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	56,723,323
	39,284,691	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	41,007,706
	15,071,591	Federal National Mortgage Association, Pool #MA2740, 2.5%, due 09/01/26	15,369,490
	92,412,384	Federal National Mortgage Association, Pool #MA2803, 2.5%, due 11/01/31	93,022,393
	18,139,665	Federal National Mortgage Association, Pool #MA2871, 3%, due 01/01/32	18,681,666
	20,366,591	Federal National Mortgage Association, Pool #MA2883, 3%, due 01/01/27	21,018,588
	98,915,000	Federal National Mortgage Association TBA, 3% (4)	98,806,809
	40,010,000	Federal National Mortgage Association TBA, 5% (4)	43,823,453
	93,405,000	Federal National Mortgage Association TBA, 4% (4)	98,396,330
	124,335,000	Federal National Mortgage Association TBA, 4.5% (4)	133,815,544
	1,041,163	Government National Mortgage Association (03-42-SH), 5.557%, due 05/20/33 (I/O) (I/F) (2)	189,001
	13,605,852	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	11,532,954

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	16,982,111	Government National Mortgage Association (15-42-ZB), 3%, due 03/20/45	$16,006,355
	37,325,347	Government National Mortgage Association (15-43-DM), 2.5%, due 03/20/45	33,374,216
	11,491,945	Government National Mortgage Association (15-44-Z), 3%, due 03/20/45	10,563,162
	10,142,179	Government National Mortgage Association (15-52-EZ), 3%, due 04/16/45	9,088,491
	340,949	Government National Mortgage Association II, Pool #80963, 2.125%, due 07/20/34 (2)	349,735
	109,216,643	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	113,555,821
	53,194,647	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	55,302,367
	66,620,114	Government National Mortgage Association II, Pool #MA3736, 3.5%, due 06/20/46	69,262,478
	15,185,759	Government National Mortgage Association II, Pool #MA3803, 3.5%, due 07/20/46	15,797,727
	126,677,238	Government National Mortgage Association II, Pool #MA4126, 3%, due 12/20/46	128,534,534
	90,555,000	Government National Mortgage Association II TBA, 3% (4)	91,750,609
	237,395,000	Government National Mortgage Association II TBA, 4% (4)	251,045,220

		Total Residential Mortgage-Backed Securities — Agency (Cost: $4,898,352,529)	4,930,443,589

		Residential Mortgage-Backed Securities — Non-Agency (17.1%)
	12,437,488	ACE Securities Corp. (06-ASP1-A2D), 1.611%, due 12/25/35 (2)	12,386,076
	17,089,787	ACE Securities Corp. (07-ASP1-A2C), 1.251%, due 03/25/37 (2)	9,969,080
	9,185,579	ACE Securities Corp. (07-ASP1-A2D), 1.371%, due 03/25/37 (2)	5,416,331
	1,209,480	Adjustable Rate Mortgage Trust (04-5-3A1), 3.655%, due 04/25/35 (2)	1,221,811
	14,116,297	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 1.321%, due 01/25/36 (2)	14,042,888
	2,698,444	Asset-Backed Funding Certificates (05-HE2-M2), 1.741%, due 06/25/35 (2)	2,689,610
	8,747,000	Asset-Backed Funding Certificates (07-NC1-A2), (144A), 1.291%, due 05/25/37 (1)(2)	6,941,305
	17,642,248	Asset-Backed Funding Certificates (07-WMC1-A2A), 1.741%, due 06/25/37 (2)	13,699,676
	745,854	Banc of America Funding Corp. (04-B-3A1), 3.428%, due 12/20/34 (2)	376,175
	96,337	Banc of America Funding Corp. (06-D-2A1), 4.701%, due 05/20/36 (2)(5)	86,785
	4,876,051	Banc of America Funding Corp. (06-D-3A1), 3.263%, due 05/20/36 (2)(5)	4,307,597
	9,771,556	Banc of America Funding Corp. (06-G-2A1), 1.213%, due 07/20/36 (2)	9,694,583
	7,901,243	Banc of America Funding Corp. (15-R8-1A1), (144A), 1.478%, due 11/26/46 (1)(2)	7,592,050
	1,319,295	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	1,338,493
	5,013,061	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (5)	4,679,283
	910,197	BCAP LLC Trust (07-AA1-1A2), 1.151%, due 02/25/47 (2)	905,448
	19,030,500	BCAP LLC Trust (08-IND2-A1), 2.641%, due 04/25/38 (2)	18,826,703
	35,323	BCAP LLC Trust (09-RR1-21A1), (144A), 3.057%, due 11/26/34 (1)(2)	35,435
	393,454	BCAP LLC Trust (09-RR1-22A1), (144A), 3.091%, due 05/26/35 (1)(2)	394,514
	255,335	BCAP LLC Trust (09-RR1-23A1), (144A), 3.131%, due 05/26/35 (1)(2)	255,887
	518,303	BCAP LLC Trust (11-RR3-1A5), (144A), 3.557%, due 05/27/37 (1)(2)	517,819
	1,125,491	BCAP LLC Trust (11-RR3-5A3), (144A), 3.254%, due 11/27/37 (1)(2)	1,126,872

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	4,095,225	BCAP LLC Trust (11-RR4-2A3), (144A), 3.618%, due 06/26/47 (1)(2)	$4,095,602
	3,506,734	BCAP LLC Trust (11-RR4-3A3), (144A), 3.275%, due 07/26/36 (1)(2)	3,463,954
	2,434,597	BCAP LLC Trust (11-RR5-1A3), (144A), 2.997%, due 03/26/37 (1)(2)	2,436,562
	10,355,987	BCAP LLC Trust (11-RR9-7A1), (144A), 2.743%, due 04/26/37 (1)(2)	10,287,685
	2,634,401	BCAP LLC Trust (12-RR2-9A3), (144A), 3.165%, due 03/26/35 (1)(2)	2,610,332
	4,844,762	BCAP LLC Trust (12-RR8-3A1), (144A), 3.156%, due 08/26/36 (1)(2)	4,852,424
	515,741	BCAP LLC Trust (12-RR9-1A1), (144A), 1.162%, due 07/26/35 (1)(2)	514,713
	3,436,243	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	3,434,057
	1,406,399	Bear Stearns Alt-A Trust (04-13-A1), 1.731%, due 11/25/34 (2)	1,383,845
	5,972	Bear Stearns Alt-A Trust (05-2-2A4), 3.337%, due 04/25/35 (2)	5,813
	7,818,032	Bear Stearns Alt-A Trust (05-4-23A1), 3.58%, due 05/25/35 (2)	7,561,711
	656,809	Bear Stearns Alt-A Trust (06-4-32A1), 3.267%, due 07/25/36 (2)(5)	517,758
	1,259,824	Bear Stearns ARM Trust (04-12-1A1), 3.444%, due 02/25/35 (2)	1,225,929
	9,297,552	Bear Stearns ARM Trust (05-10-A3), 3.134%, due 10/25/35 (2)	9,528,776
	2,696,784	Bear Stearns ARM Trust (06-2-2A1), 3.37%, due 07/25/36 (2)(5)	2,621,466
	363,865	Bear Stearns ARM Trust (07-1-2A1), 3.379%, due 02/25/47 (2)(5)	306,290
	1,708,886	Bear Stearns ARM Trust (07-5-3A1), 4.728%, due 08/25/47 (2)(5)	1,628,837
	2,175,548	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	2,152,312
	4,651,691	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	4,602,314
	838,444	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 1.171%, due 10/25/36 (2)	730,206
	7,515,398	Carrington Mortgage Loan Trust (05-NC5-A3), 1.411%, due 10/25/35 (2)	7,419,358
	1,146,697	Chase Mortgage Finance Corp. (06-A1-2A1), 3.161%, due 09/25/36 (2)(5)	1,051,030
	5,897,692	Chase Mortgage Finance Corp. (07-A1-8A1), 3.24%, due 02/25/37 (2)	5,982,507
	4,360,200	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	4,250,051
	17,207,925	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (2)(5)	17,271,692
	24,332,629	CIM Trust (15-3AG-A1), (144A), 2.733%, due 10/25/57 (1)(2)	24,563,230
	33,352,517	CIM Trust (15-4AG-A1), (144A), 2.983%, due 10/25/57 (1)(2)	33,473,553
	50,083,784	CIM Trust (16-4-A1), (144A), 2.983%, due 10/25/57 (1)(2)	50,870,941
	1,021,833	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,009,234
	2,906,756	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.654%, due 09/25/36	2,988,092
	6,400,215	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 3.346%, due 07/25/36 (2)(5)	5,334,672
	4,635,323	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 1.141%, due 08/25/36 (2)	4,608,661
	4,223,891	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(5)	3,074,209
	884,328	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 3.539%, due 11/25/38 (1)(2)	890,486
	230,481	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 1.332%, due 07/25/36 (1)(2)	229,966
	795,675	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	806,388
	4,833,272	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 1.232%, due 07/25/37 (1)(2)	4,729,565
	620,199	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	625,708
	4,166,684	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	4,351,303
	670,125	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (5)	657,769

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	354,988	Countrywide Alternative Loan Trust (05-84-1A1), 3.297%, due 02/25/36 (2)(5)	$248,128
	1,251,569	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,270,686
	16,601,897	Countrywide Alternative Loan Trust (06-HY12-A5), 3.018%, due 08/25/36 (2)	16,290,605
	756,058	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	744,730
	9,167,438	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	9,445,107
	14,635,843	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 1.591%, due 05/25/35 (2)	12,468,866
	42,605	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 3.104%, due 09/20/35 (2)(5)	35,287
	13,556	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 3.307%, due 09/25/47 (2)(5)	12,356
	60,597	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 3.09%, due 03/25/37 (2)(5)	47,416
	51,781	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	52,933
	2,854,858	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (5)	2,160,421
	10,205,591	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (5)	7,369,203
	11,436,952	Credit Suisse Mortgage Capital Certificates (15-5R-2A1), (144A), 1.262%, due 04/27/47 (1)(2)	11,170,972
	4,284,275	Credit Suisse Mortgage Trust (13-7R-4A1), (144A), 1.151%, due 07/26/36 (1)(2)	4,043,664
	4,729,806	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.414%, due 01/25/36	3,736,873
	33,296,515	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 1.151%, due 10/25/36 (2)	22,888,788
	18,474,111	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 1.221%, due 11/25/36 (2)	11,060,957
	4,300,641	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B), 4.358%, due 02/25/37	3,175,608
	14,793,378	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.358%, due 02/25/37	10,922,171
	5,527,772	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (5)	5,238,131
	4,123,620	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (5)	4,069,669
	10,938,262	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (5)	10,012,945
	8,577,435	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 2.732%, due 06/27/47 (1)(2)	8,826,810
	551,349	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 1.181%, due 02/25/37 (2)(5)	450,341
	3,909,198	DSLA Mortgage Loan Trust (05-AR6-2A1A), 1.284%, due 10/19/45 (2)	3,689,540
	34,732,383	DSLA Mortgage Loan Trust (06-AR2-2A1A), 1.194%, due 10/19/36 (2)	29,686,584
	10,362,559	DSLA Mortgage Loan Trust (07-AR1-2A1A), 1.134%, due 04/19/47 (2)	9,108,906
	4,812,581	Fieldstone Mortgage Investment Corp. (07-1-2A2), 1.261%, due 04/25/47 (2)	3,512,284
	26,268,118	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 1.151%, due 12/25/37 (2)	17,659,073

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	15,415,027	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 1.201%, due 12/25/37 (2)	$10,441,438
	6,267,386	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 1.131%, due 01/25/38 (2)	4,044,030
	26,284,758	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 1.211%, due 01/25/38 (2)	17,574,978
	5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 1.241%, due 06/25/36 (2)	3,372,111
	6,239,579	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 3.202%, due 05/25/35 (2)	6,146,691
	4,549,871	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 3.079%, due 09/25/35 (2)(5)	4,087,274
	4,285,733	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 3.066%, due 09/25/35 (2)(5)	3,916,738
	15,619,598	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 3.072%, due 01/25/37 (2)(5)	13,317,097
	17,099,999	Fremont Home Loan Trust (05-E-2A4), 1.321%, due 01/25/36 (2)	15,440,396
	4,187,973	Fremont Home Loan Trust (06-1-2A3), 1.171%, due 04/25/36 (2)	4,000,608
	3,869,308	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.526%, due 09/19/35 (2)	3,478,937
	712,421	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 1.231%, due 08/25/45 (2)	611,558
	4,930,396	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 1.141%, due 10/25/46 (2)(5)	4,914,778
	843,924	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 3.181%, due 11/25/35 (1)(2)	845,541
	1,850,205	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	1,868,959
	1,162,375	GSAA Home Equity Trust (05-9-2A3), 1.361%, due 08/25/35 (2)	1,149,043
	3,917,784	GSR Mortgage Loan Trust (04-9-3A1), 3.142%, due 08/25/34 (2)	4,061,507
	16,057,525	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37 (5)	15,195,927
	1,549,981	GSR Mortgage Loan Trust (07-AR2-2A1), 3.129%, due 05/25/37 (2)	1,378,742
	2,566,649	GSR Mortgage Loan Trust (07-AR2-5A1A), 3.158%, due 05/25/37 (2)(5)	2,276,473
	3,304,342	Harborview Mortgage Loan Trust (05-9-2A1A), 1.333%, due 06/20/35 (2)	3,202,966
	20,241,546	Harborview Mortgage Loan Trust (06-8-2A1A), 1.181%, due 07/21/36 (2)	16,341,269
	1,084,366	Home Equity Asset Trust (05-8-2A4), 1.351%, due 02/25/36 (2)	1,086,447
	2,336,042	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 1.571%, due 07/25/34 (2)	2,324,865
	462,950	Homestar Mortgage Acceptance Corp. (04-5-A1), 1.891%, due 10/25/34 (2)	462,815
	1,102,908	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	1,006,908
	9,202	Impac CMB Trust (04-5-1A1), 1.711%, due 10/25/34 (2)	8,852
	1,543,211	Impac CMB Trust (05-1-1A1), 1.511%, due 04/25/35 (2)	1,434,297
	7,839,105	Impac CMB Trust (05-5-A2), 1.431%, due 08/25/35 (2)	6,867,696
	9,082,566	Indymac Index Mortgage Loan Trust (04-AR4-2A), 3.183%, due 08/25/34 (2)	9,068,221
	1,242,762	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.553%, due 11/25/34 (2)	1,025,474
	6,209,954	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 3.121%, due 09/25/35 (2)(5)	5,551,112
	4,815,728	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 3.106%, due 11/25/35 (2)(5)	4,233,495
	5,721,955	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 3.18%, due 11/25/35 (2)(5)	4,790,416
	3,023,789	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 3.111%, due 12/25/35 (2)(5)	2,680,986
	4,247,036	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.906%, due 06/25/35 (2)	3,582,233
	11,101,058	Indymac Index Mortgage Loan Trust (06-AR39-A1), 1.171%, due 02/25/37 (2)	9,722,593
	28,390	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.847%, due 06/25/37 (2)(5)	21,437
	21,945,126	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 3.463%, due 05/25/37 (2)(5)	18,185,702

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	5,319,960	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 3.227%, due 11/25/37 (2)	$4,922,243
	6,889,509	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 1.171%, due 02/25/37 (2)	6,795,224
	232,817	Jefferies & Co., Inc. (09-R3-1A1), (144A), 3.015%, due 12/26/35 (1)(2)(5)	234,539
	9,049,265	JPMorgan Alternative Loan Trust (06-A2-5A1), 3.302%, due 05/25/36 (2)(5)	6,274,778
	5,186,219	JPMorgan Alternative Loan Trust (06-A4-A8), 3.211%, due 09/25/36 (2)(5)	5,539,203
	8,281,088	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	6,409,204
	26,490,476	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 1.151%, due 01/25/36 (2)	25,719,518
	580,391	JPMorgan Mortgage Trust (05-A6-7A1), 3.183%, due 08/25/35 (2)(5)	557,741
	3,699,664	JPMorgan Mortgage Trust (06-A2-5A3), 3.117%, due 11/25/33 (2)	3,740,342
	726,359	JPMorgan Mortgage Trust (06-A4-1A4), 3.421%, due 06/25/36 (2)(5)	671,081
	32,936	JPMorgan Mortgage Trust (06-A7-2A4R), 3.234%, due 01/25/37 (2)(5)	30,527
	1,314,741	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21	1,289,437
	110,524	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 3.06%, due 08/26/36 (1)(2)	110,737
	1,016,201	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 1.152%, due 11/26/36 (1)(2)	1,012,457
	7,254,411	JPMorgan Resecuritization Trust Series (14-6-3A1), (144A), 1.192%, due 07/27/46 (1)(2)	7,101,947
	1,043,224	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	744,233
	2,682,882	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (5)	2,607,664
	1,347,761	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (5)	983,381
	20,542,032	Lehman XS Trust (06-10N-1A3A), 1.201%, due 07/25/46 (2)(5)	18,436,469
	14	Lehman XS Trust (06-12N-A2A1), 1.141%, due 08/25/46 (2)	14
	7,015,802	Lehman XS Trust (06-12N-A31A), 1.191%, due 08/25/46 (2)(5)	5,534,936
	4,963,856	Lehman XS Trust (06-13-1A2), 1.161%, due 09/25/36 (2)(5)	4,575,633
	12,185,076	Lehman XS Trust (06-9-A1B), 1.151%, due 05/25/46 (2)(5)	11,433,252
	4,675	Lehman XS Trust (06-GP1-A2A), 1.161%, due 05/25/46 (2)	5,099
	26	Lehman XS Trust (06-GP4-3A2A), 1.151%, due 08/25/46 (2)	27
	2	Lehman XS Trust (07-4N-1A1), 1.121%, due 03/25/47 (2)	2
	9,921,479	Long Beach Mortgage Loan Trust (06-WL1-1A3), 1.321%, due 01/25/46 (2)	9,763,846
	14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 1.331%, due 01/25/46 (2)	13,220,113
	1,486,352	Luminent Mortgage Trust (07-2-1A3), 1.211%, due 05/25/37 (2)(5)	1,468,710
	6,027,651	Madison Avenue Manufactured Housing Contract (02-A-B1), 4.241%, due 03/25/32 (2)	6,135,621
	5,855,103	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 1.571%, due 11/25/34 (2)	5,827,354
	6,828,251	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	6,624,450
	73,400	MASTR Alternative Loans Trust (06-2-2A1), 1.391%, due 03/25/36 (2)(5)	15,411
	63,016	MASTR Asset Securitization Trust (06-3-2A1), 1.441%, due 10/25/36 (2)(5)	36,635
	178,707	MASTR Asset-Backed Securities Trust (06-AB1-A2), 1.221%, due 02/25/36 (2)	178,779

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	1,805,578	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	$1,799,582
	4,619,772	MASTR Asset-Backed Securities Trust (06-HE1-A4), 1.281%, due 01/25/36 (2)	4,508,465
	23,444,755	MASTR Asset-Backed Securities Trust (06-HE5-A3), 1.151%, due 11/25/36 (2)	14,977,206
	11,035	MASTR Seasoned Securitization Trust (04-1-4A1), 3.134%, due 10/25/32 (2)	11,088
	2,225,596	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 1.221%, due 01/25/37 (2)	990,547
	1,144,846	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 1.151%, due 01/25/37 (2)	500,035
	8,974,097	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 1.161%, due 04/25/37 (2)	5,096,539
	31,405,550	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 1.241%, due 04/25/37 (2)	18,066,328
	7,740,077	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 1.331%, due 04/25/37 (2)	4,516,216
	6,967,689	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 1.231%, due 05/25/37 (2)	4,165,745
	3,380,003	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 1.121%, due 06/25/37 (2)	2,482,817
	41,810,362	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 1.151%, due 07/25/37 (2)	26,165,265
	2,600,871	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 3.43%, due 08/25/36 (2)(5)	2,401,872
	3,875,268	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	4,174,656
	945,173	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.951%, due 09/25/34 (2)	915,483
	3,687,576	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 1.786%, due 07/25/35 (2)	3,676,978
	1,027,768	Morgan Stanley Home Equity Loan Trust (05-2-M3), 1.666%, due 05/25/35 (2)	1,031,434
	4,108,979	Morgan Stanley Home Equity Loan Trust (06-2-A4), 1.271%, due 02/25/36 (2)	3,968,448
	2,922,170	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 1.271%, due 11/25/35 (2)	2,914,863
	1,152,488	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	618,372
	4,234,341	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 1.111%, due 04/25/37 (2)	1,978,454
	10,480,088	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 2.483%, due 10/26/36 (1)(2)	10,444,883
	1,870,549	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 3.374%, due 01/26/47 (1)(2)	1,874,425
	11,094,625	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.744%, due 12/26/46 (1)(2)	11,079,741
	8,721,121	MortgageIT Trust (05-3-A1), 1.291%, due 08/25/35 (2)	8,285,908
	4,414,279	MortgageIT Trust (05-4-A1), 1.271%, due 10/25/35 (2)	4,191,285

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 1.241%, due 04/25/37 (2)	$9,674,697
	4,865,650	New Century Home Equity Loan Trust (05-1-A1SS), 1.511%, due 03/25/35 (2)	4,878,943
	256,138	Nomura Resecuritization Trust (12-3R-1A1), (144A), 1.154%, due 01/26/37 (1)(2)	257,025
	8,866,331	Nomura Resecuritization Trust (15-1R-2A1), (144A), 1.789%, due 10/26/36 (1)(2)	8,863,934
	7,387,109	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.638%, due 08/26/46 (1)(2)	7,358,797
	11,519,896	Nomura Resecuritization Trust (15-4R-2A1), (144A), 1.122%, due 10/26/36 (1)(2)	11,189,075
	4,480,261	Nomura Resecuritization Trust (15-4R-3A1), (144A), 3.507%, due 02/26/36 (1)(2)	4,521,937
	13,219,349	Nomura Resecuritization Trust (15-5R-2A1), (144A), 3.276%, due 03/26/35 (1)(2)	13,320,221
	5,659,749	Nomura Resecuritization Trust (15-7R-2A1), (144A), 2.956%, due 08/26/36 (1)(2)	5,789,478
	3,458,515	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	3,706,629
	5,516,804	Oakwood Mortgage Investors, Inc. (99-E-A1), 7.608%, due 03/15/30 (2)	4,806,931
	8,588,778	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	8,738,548
	19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 1.261%, due 03/25/37 (2)	16,283,144
	20,088,499	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 1.151%, due 09/25/37 (2)	11,765,152
	1,644,151	Park Place Securities, Inc. (05-WCH1-M2), 1.771%, due 01/25/36 (2)	1,644,927
	3,884,958	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (5)	3,897,190
	4,448,747	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	4,614,899
	2,258,507	RAAC Series Trust (07-SP1-A3), 1.471%, due 03/25/37 (2)	2,208,136
	1,093,027	RALI Trust (05-QA13-2A1), 4.188%, due 12/25/35 (2)(5)	957,375
	4,435,150	RALI Trust (05-QA7-A21), 3.555%, due 07/25/35 (2)(5)	4,095,889
	8,005,325	RALI Trust (06-QA3-A1), 1.191%, due 04/25/36 (2)(5)	7,605,657
	8,012,143	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.817%, due 07/25/35 (2)(5)	6,534,982
	1,430,267	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (5)	1,286,023
	26,845	Residential Accredit Loans, Inc. (06-QA1-A21), 4.307%, due 01/25/36 (2)(5)	22,538
	22,579,924	Residential Accredit Loans, Inc. (06-QA10-A2), 1.171%, due 12/25/36 (2)	19,387,436
	32,067	Residential Accredit Loans, Inc. (06-QA2-1A1), 1.241%, due 02/25/36 (2)(5)	24,422
	58,386,193	Residential Accredit Loans, Inc. (06-QS10-AV), 0.574%, due 08/25/36 (I/O)(2)	1,393,667
	56,957,515	Residential Accredit Loans, Inc. (06-QS11-AV), 0.35%, due 08/25/36 (I/O) (2)	898,556
	7,704,799	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (5)	6,653,450
	75,549,434	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.754%, due 06/25/36 (I/O) (2)	2,234,307
	17,205,007	Residential Accredit Loans, Inc. (06-QS7-AV), 0.667%, due 06/25/36 (I/O) (2)	425,685

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	3,846,230	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.171%, due 01/25/37 (I/O) (2)	$28,425
	28,942,226	Residential Accredit Loans, Inc. (07-QS2-AV), 0.327%, due 01/25/37 (I/O) (2)	404,965
	114,904,154	Residential Accredit Loans, Inc. (07-QS3-AV), 0.35%, due 02/25/37 (I/O) (2)	1,781,290
	13,165,651	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.376%, due 03/25/37 (I/O) (2)	174,773
	18,456,693	Residential Accredit Loans, Inc. (07-QS5-AV), 0.254%, due 03/25/37 (I/O) (2)	235,581
	4,126,081	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (5)	3,341,162
	27,519,700	Residential Accredit Loans, Inc. (07-QS8-AV), 0.396%, due 06/25/37 (I/O) (2)	441,214
	37,285	Residential Funding Mortgage Securities I (05-SA5-2A), 3.801%, due 11/25/35 (2)(5)	34,085
	922,391	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (5)	792,888
	10,103,917	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (5)	9,447,654
	34,361	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.978%, due 04/25/37 (2)(5)	31,463
	10,892,690	Saxon Asset Securities Trust (06-2-A2), 1.121%, due 09/25/36 (2)	10,875,719
	15,574,488	Saxon Asset Securities Trust (06-3-A3), 1.161%, due 10/25/46 (2)	13,268,229
	21,736,250	Saxon Asset Securities Trust (07-2-A2D), 1.291%, due 05/25/47 (2)	16,290,856
	3,494,918	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 1.331%, due 02/25/37 (2)	1,997,262
	45,376,683	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 1.221%, due 02/25/37 (2)	29,980,218
	20,381,808	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 1.131%, due 01/25/37 (2)	14,649,390
	1,105,467	Sequoia Mortgage Trust (03-8-A1), 1.633%, due 01/20/34 (2)	1,065,347
	1,407,229	SG Mortgage Securities Trust (05-OPT1-A3), 1.341%, due 10/25/35 (2)	1,405,083
	23,928,685	SG Mortgage Securities Trust (07-NC1-A2), (144A), 1.231%, due 12/25/36 (1)(2)	14,982,717
	4,691,157	Soundview Home Equity Loan Trust (06-2-A4), 1.261%, due 03/25/36 (2)	4,697,563
	10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 1.221%, due 06/25/36 (2)	8,806,364
	4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 1.241%, due 08/25/37 (2)	2,868,720
	207,783	Specialty Underwriting & Residential Finance (05-BC4-A2C), 1.341%, due 09/25/36 (2)	208,015
	22,519	Specialty Underwriting & Residential Finance (06-AB3-A2B), 1.141%, due 09/25/37 (2)	13,776
	3,126,345	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 3.312%, due 09/25/34 (2)	3,081,452
	5,121,489	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 3.35%, due 10/25/34 (2)	5,198,514
	7,203,392	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.941%, due 08/25/35 (2)	7,094,752
	637,036	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 3.594%, due 03/25/36 (2)(5)	527,698

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	2,649,299	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 3.254%, due 05/25/36 (2)(5)	$2,234,263
	6,053,729	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 3.44%, due 06/25/36 (2)(5)	5,353,630
	4,554,538	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 3.543%, due 02/25/37 (2)	3,969,977
	198,290	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.971%, due 05/25/36 (2)(5)	113,784
	338,364	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	343,159
	10,277,588	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 1.141%, due 07/25/36 (1)(2)	10,139,531
	9,438,229	Structured Asset Securities Corp. (06-WF2-A4), 1.301%, due 07/25/36 (2)	9,218,009
	316,142	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 3.663%, due 04/25/37 (2)(5)	268,968
	14,287	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 3.357%, due 06/25/37 (2)(5)	12,773
	1,218,141	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 3.404%, due 01/25/37 (2)	1,209,471
	10,338,630	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 1.231%, due 08/25/36 (2)	6,463,675
	9,066,798	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.887%, due 01/25/35 (2)	9,220,805
	10,951,806	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 1.281%, due 10/25/45 (2)	10,446,571
	882,575	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 2.112%, due 10/25/45 (2)	903,590
	2,166,001	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 3.015%, due 12/25/35 (2)	2,000,511
	3,515,840	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.86%, due 01/25/36 (2)	3,290,340
	326,731	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 1.301%, due 01/25/45 (2)	301,258
	8,245,313	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 1.631%, due 07/25/45 (2)	8,063,629
	23,900,672	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.732%, due 01/25/46 (2)	23,686,058
	6,149,492	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.622%, due 09/25/46 (2)	5,137,701
	6,624,477	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 1.448%, due 12/25/46 (2)	6,318,690
	134,219	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.789%, due 11/25/30 (2)	134,444
	1,502,155	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (5)	1,413,804
	2,892,724	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 1.591%, due 07/25/36 (2)(5)	1,801,204

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	5,248,949	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 1.161%, due 12/25/36 (2)	$4,518,836
	2,174,042	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.841%, due 04/25/47 (2)(5)	1,828,988
	6,462,196	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 1.301%, due 06/25/37 (2)	5,292,967
	11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 1.271%, due 04/25/36 (2)	10,827,509
	11,201,709	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 1.141%, due 01/25/37 (2)	11,042,073
	5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 1.311%, due 03/25/37 (2)	4,192,244
	3,537,376	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 3.285%, due 03/27/37 (1)(2)	3,555,428
	3,516,098	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 1.162%, due 09/27/47 (1)(2)	3,485,554
	3,147,371	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 3.103%, due 01/25/35 (2)	3,132,113
	6,913,668	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 3.036%, due 08/25/36 (2)(5)	6,709,374
	4,145,087	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 3.083%, due 03/25/36 (2)	4,118,686
	2,771,079	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 3.283%, due 05/25/36 (2)(5)	2,713,107
	5,206,368	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (5)	5,147,630
	537,963	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 3.244%, due 08/25/37 (2)(5)	517,017
	2,203,717	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	2,318,441

		Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,363,408,006)	1,582,820,965

		U.S. Treasury Securities (19.4%)
	607,090,000	U.S. Treasury Bond, 3%, due 02/15/47	612,911,993
	130,345,000	U.S. Treasury Note, 1.5%, due 01/31/22	128,547,050
	156,213,000	U.S. Treasury Note, 1.875%, due 02/28/22	156,768,015
	136,495,000	U.S. Treasury Note, 1.875%, due 03/31/22	136,860,261
	357,742,000	U.S. Treasury Note, 1.875%, due 04/30/22	358,790,763
	319,985,000	U.S. Treasury Note, 2.25%, due 02/15/27	319,091,282
	80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	83,769,344

		Total U.S. Treasury Securities (Cost: $1,765,247,449)	1,796,738,708

		Total Fixed Income Securities (Cost: $8,591,272,435) (95.9%)	8,875,909,788

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Number of Shares	Money Market Investments	Value
	443,185,000	Dreyfus Government Cash Management Fund — Institutional Class, 0.69% (6)	$443,185,000
	1,319,260	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (6)	1,319,260

		Total Money Market Investments (Cost: $444,504,260) (4.8%)	444,504,260

	Principal Amount	Short-Term Investments
		Foreign Government Bonds (5.0% )
JPY	40,300,000,000	Japan Treasury Bill, 0%, due 05/01/17 (3)	361,532,251
JPY	11,330,000,000	Japan Treasury Bill, 0%, due 06/19/17 (3)	101,655,825

		Total Foreign Government Bonds (Cost: $454,609,496)	463,188,076

		U.S. Treasury Securities (7.3% )
$	200,000,000	U.S. Treasury Bill, 0.32%, due 05/04/17 (7)	199,989,400
	92,000,000	U.S. Treasury Bill, 0.6%, due 05/25/17 (7)	91,959,336
	180,000,000	U.S. Treasury Bill, 0.75%, due 07/20/17 (7)	179,692,740
	200,000,000	U.S. Treasury Bill, 0.77%, due 07/27/17 (7)	199,620,600
	10,295,000	U.S. Treasury Bill, 0.85%, due 09/07/17 (7)(8)	10,263,611

		Total U.S. Treasury Securities (Cost: $681,523,864)	681,525,687

		Total Short-Term Investments (Cost: $1,136,133,360) (12.3%)	1,144,713,763

		Total Investments (Cost: $10,171,910,055) (113.0%)	10,465,127,811
		Liabilities in Excess of Other Assets (-13.0%)	(1,203,831,347)

		Net Assets (100.0%)	$9,261,296,464

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
5,512	2-Year U.S. Treasury Note Futures	06/30/17	$1,193,950,881	$2,103,078
3,839	5-Year U.S. Treasury Note Futures	06/30/17	454,561,594	3,500,286
1,786	10-Year U.S. Treasury Note Futures	06/21/17	224,533,687	3,280,337

			$1,873,046,162	$8,883,701

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized (Depreciation)
SELL (9)
Bank of America	JPY	11,330,000,000	06/19/17	$100,372,076	$101,833,296	$(1,461,220)
Citibank N.A.	JPY	40,300,000,000	05/01/17	355,540,656	361,532,251	(5,991,595)

				$455,912,732	$463,365,547	$(7,452,815)

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2017

Notes to the Schedule of Investments:

JPY -	Japanese Yen
ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
ARM -	Adjustable Rate Mortgage.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $436,108,796 or 4.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(3)	As of April 30, 2017, security is not accruing interest.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(7)	Rate shown represents yield-to-maturity.
(8)	All or a portion of this security is held as collateral for open futures contracts.
(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Asset-Backed Securities	3.8%
Commercial Mortgage-Backed Securities — Agency	2.0
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Residential Mortgage-Backed Securities — Agency	53.2
Residential Mortgage-Backed Securities — Non-Agency	17.1
Short Term Investments	12.3
U.S. Treasury Securities	19.4
Money Market Investments	4.8

Total	113.0%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$349,776,090	$—	$349,776,090
Commercial Mortgage-Backed Securities — Agency	—	182,236,437	—	182,236,437
Commercial Mortgage-Backed Securities — Non-Agency	—	33,893,999	—	33,893,999
Residential Mortgage-Backed Securities — Agency	—	4,930,443,589	—	4,930,443,589
Residential Mortgage-Backed Securities — Non-Agency	—	1,574,787,091	8,033,874	1,582,820,965
U.S. Treasury Securities	1,796,738,708	—	—	1,796,738,708

Total Fixed Income Securities	1,796,738,708	7,071,137,206	8,033,874	8,875,909,788

Money Market Investments	444,504,260	—	—	444,504,260
Short-Term Investments*	681,525,687	463,188,076	—	1,144,713,763

Total Investments	2,922,768,655	7,534,325,282	8,033,874	10,465,127,811

Asset Derivatives
Futures
Interest Rate Risk	8,883,701	—	—	8,883,701

Total	$2,931,652,356	$7,534,325,282	$8,033,874	$10,474,011,512

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(7,452,815)	$—	$(7,452,815)

Total	$—	$(7,452,815)	$—	$(7,452,815)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$1,998,581	$1,128		$16,003
Cash	20	—		—
Receivable for Securities Sold	9,574	—	(3)	—
Receivable for Fund Shares Sold	3,204	—		—
Interest and Dividends Receivable	7,853	4		115
Receivable from Investment Advisor	30	16		9
Unrealized Appreciation on Open Forward Foreign Currency Contracts	308	—		9
Cash Collateral Held for Brokers	1,380	160		—
Prepaid Expenses	66	8		19

Total Assets	2,021,016	1,316		16,155

LIABILITIES
Distributions Payable	386	—		—
Payable for Securities Purchased	136,822	—		70
Payable for Purchase of When-Issued Securities	113,339	—		—
Payable for Fund Shares Redeemed	2,719	—		—
Accrued Directors’ Fees and Expenses	7	6		7
Accrued Management Fees	577	1		7
Accrued Distribution Fees	85	—	(3)	2
Interest Payable on Swap Agreements	—	1		—
Payable for Daily Variation Margin on Open Financial Futures Contracts	22	—		—
Open Swap Agreements, at Value	—	33		—
Collateral Pledged by Brokers	340	—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	838	—		13
Other Accrued Expenses	416	46		11

Total Liabilities	255,551	87		110

NET ASSETS	$1,765,465	$1,229		$16,045

NET ASSETS CONSIST OF:
Paid-in Capital	$1,775,505	$2,924		$16,552
Accumulated Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency	(23,719)	(1,662)		(127)
Unrealized Appreciation (Depreciation) of Investments, Futures Contracts, Swap Contracts and Foreign Currency	13,418	2		(380)
Undistributed (Overdistributed) Net Investment Income	261	(35)		—

NET ASSETS	$1,765,465	$1,229		$16,045

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,357,120	$730		$8,537

N Class Share	$408,345	$499		$7,508

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	123,665,373	143,788		890,032

N Class Share	37,306,726	98,139		782,672

NET ASSET VALUE PER SHARE: (5)
I Class Share	$10.97	$5.08		$9.59

N Class Share	$10.95	$5.08		$9.59

(1)	Consolidated Statement of Asset and Liabilities (See Note 2).
(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2017 was $1,985,512, $1,093 and $16,379, respectively.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW High Yield Bond Fund		TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$25,246		$9,115	$10,465,128
Cash	—		—	373
Receivable for Securities Sold	393		—	—
Receivable for Fund Shares Sold	8		—	14,451
Interest and Dividends Receivable	282		38	22,548
Receivable from Investment Advisor	13		7	895
Cash Collateral Held for Brokers	—		—	7,170
Prepaid Expenses	24		9	143

Total Assets	25,966		9,169	10,510,708

LIABILITIES
Distributions Payable	19		1	6,312
Payable for Securities Purchased	560		332	358,373
Payable for Purchase of When-Issued Securities	—		—	850,622
Payable for Fund Shares Redeemed	30		2	20,420
Accrued Directors’ Fees and Expenses	7		7	7
Accrued Management Fees	10		3	3,834
Accrued Distribution Fees	2		—	460
Interest Payable on Swap Agreements	—	(2)	—	—
Payable for Daily Variation Margin on Open Financial Futures Contracts	—		—	91
Open Swap Agreements, at Value	3		—	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—		—	7,453
Other Accrued Expenses	23		47	1,840

Total Liabilities	654		392	1,249,412

NET ASSETS	$25,312		$8,777	$9,261,296

NET ASSETS CONSIST OF:
Paid-in Capital	$25,919		$16,155	$9,132,286
Accumulated Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency	(793)		(7,382)	(237,217)
Unrealized Appreciation of Investments, Futures Contracts, Swap Contracts and Foreign Currency	186		22	294,649
Undistributed (Overdistributed) Net Investment Income	—		(18)	71,578

NET ASSETS	$25,312		$8,777	$9,261,296

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$16,598		$8,777	$7,075,979

N Class Share	$8,714			$2,185,317

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	2,622,926		1,012,753	711,100,663

N Class Share	1,367,394			212,889,511

NET ASSET VALUE PER SHARE: (4)
I Class Share	$6.33		$8.67	$9.95

N Class Share	$6.37			$10.27

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2017 was $25,054, $9,093 and $10,171,910, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$21,338	$19		$221

Total	21,338	19		221

Expenses:
Management Fees	3,453	6		43
Accounting Services Fees	84	12		2
Administration Fees	54	18		1
Transfer Agent Fees:
I Class	492	3		2
N Class	240	3		2
Custodian Fees	15	5		10
Professional Fees	55	23		20
Directors’ Fees and Expenses	15	15		15
Registration Fees:
I Class	41	7		8
N Class	15	7		8
Distribution Fees:
N Class	538	1		9
Shareholder Reporting Expense	5	—	(2)	— (2)
Other	66	4		3

Total	5,073	104		123

Less Expenses Borne by Investment Advisor:
I Class	166	58		16
N Class	91	41		25

Net Expenses	4,816	5		82

Net Investment Income	16,522	14		139

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(21,694)	—	(2)	(114)
Foreign Currency	17	—		(45)
Futures Contracts	(3,183)	—		—
Swap Agreements	—	4		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,129)	5		(183)
Foreign Currency	(531)	—		(2)
Futures contracts	1,665	—		—
Swap Agreements	—	(15)		—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(29,855)	(6)		(344)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,333)	$8		$(205)

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$600	$57		$155,316

Total	600	57		155,316

Expenses:
Management Fees	60	16		24,214
Accounting Services Fees	13	—	(1)	469
Administration Fees	1	—	(1)	300
Transfer Agent Fees:
I Class	7	4		2,896
N Class	5	—		1,176
Custodian Fees	6	3		27
Professional Fees	18	18		190
Directors’ Fees and Expenses	15	15		15
Registration Fees:
I Class	11	10		64
N Class	9	—		66
Distribution Fees:
N Class	10	—		3,015
Shareholder Reporting Expense	— (1)	—	(1)	29
Other	4	2		417

Total	159	68		32,878

Less Expenses Borne by Investment Advisor:
I Class	48	48		4,404
N Class	27	—		1,126

Net Expenses	84	20		27,348

Net Investment Income	516	37		127,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	441	(4)		(254,897)
Foreign Currency	—	—		39,739
Futures Contracts	—	—		(32,407)
Swap Agreements	(2)	—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	23	(7)		1,066
Foreign Currency	—	—		(13,086)
Futures contracts	—	—		16,069
Swap Agreements	(1)	—		—

Net Realized and Unrealized Gain (Loss) on Investments	461	(11)		(243,516)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$977	$26		$(115,548)

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$16,522	$28,873	$14	$19
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(24,860)	25,165	4	(86)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	(4,995)	12,917	(10)	27

Increase (Decrease) in Net Assets Resulting from Operations	(13,333)	66,955	8	(40)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(12,310)	(21,736)	(7)	(13)
N Class	(3,459)	(7,802)	(5)	(11)
Distributions from Net Realized Gain:
I Class	(14,647)	(9,987)	(8)	—
N Class	(5,177)	(5,013)	(6)	—

Total Distributions to Shareholders	(35,593)	(44,538)	(26)	(24)

NET CAPITAL SHARE TRANSACTIONS
I Class	(28,390)	295,328	15	(682)
N Class	(65,709)	(60,988)	11	(629)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(94,099)	234,340	26	(1,311)

Increase (Decrease) in Net Assets	(143,025)	256,757	8	(1,375)
NET ASSETS
Beginning of Period	1,908,490	1,651,733	1,221	2,596

End of Period	$1,765,465	$1,908,490	$1,229	$1,221

Undistributed (Overdistributed) Net Investment Income	$261	$(492)	$(35)	$(37)

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$139	$326	$516	$1,129
Net Realized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions	(159)	138	439	95
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	(185)	150	22	344

Increase (Decrease) in Net Assets Resulting from Operations	(205)	614	977	1,568

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(79)	(191)	(412)	(852)
N Class	(70)	(170)	(183)	(337)
Distributions from Net Realized Gain:
I Class	(58)	(110)	—	—
N Class	(51)	(103)	—	—

Total Distributions to Shareholders	(258)	(574)	(595)	(1,189)

NET CAPITAL SHARE TRANSACTIONS
I Class	136	757	(3,934)	(918)
N Class	138	201	1,073	(8,371)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	274	958	(2,861)	(9,289)

Increase (Decrease) in Net Assets	(189)	998	(2,479)	(8,910)
NET ASSETS
Beginning of Period	16,234	15,236	27,791	36,701

End of Period	$16,045	$16,234	$25,312	$27,791

Undistributed (Overdistributed) Net Investment Income	$—	$10	$—	$79

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$37	$49	$127,968	$246,845
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(4)	18	(247,565)	198,446
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	(7)	1	4,049	(101,208)

Increase (Decrease) in Net Assets Resulting from Operations	26	68	(115,548)	344,083

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(64)	(58)	(90,624)	(177,095)
N Class	—	—	(26,465)	(57,056)
Distributions from Net Realized Gain:
I Class	—	—	(114,018)	(44,612)
N Class	—	—	(38,135)	(16,251)

Total Distributions to Shareholders	(64)	(58)	(269,242)	(295,014)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,117	(1,926)	(680,785)	1,644,991
N Class	—	—	(478,126)	350,792

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,117	(1,926)	(1,158,911)	1,995,783

Increase (Decrease) in Net Assets	1,079	(1,916)	(1,543,701)	2,044,852
NET ASSETS
Beginning of Period	7,698	9,614	10,804,997	8,760,145

End of Period	$8,777	$7,698	$9,261,296	$10,804,997

Undistributed (Overdistributed) Net Investment Income	$(18)	$9	$71,578	$60,699

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2017

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities.

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Global Bond Fund	Seeks total return by investing at least 80% of its net assets in debt securities of government and corporate issuers in at least three countries, and will invest at least 30% of its net assets in securities of issuers located outside the United States

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities and at least 50% of the value in securitized obligations.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services—Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $102,194 or 8.31% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of Company’s Board of Directors (the “Board”).

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts.    The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The summary of the inputs used as April 30, 2017 is listed after the Schedules of Investments for each Fund.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2017.

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2016	$1,180,023	$817	$166,910	$396,790	$8,722,086
Accrued Discounts (Premiums)	(775)	(231)	(10,836)	—	(651,875)
Realized Gain (Loss)	(1,029)	—	—	(15,862)	281
Change in Unrealized Appreciation	63,664	9,303	6,564	8,146	(35,546)
Purchases	—	—	—	—	—
Sales	(21,514)	—	—	(272,208)	(1,072)
Transfers in to Level 3 (1)	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—	—

Balance as of April 30, 2017	$1,220,369	$9,889	$162,638	$116,866	$8,033,874

Change in Unrealized Appreciation from Investments Still
Held at April 30, 2017	$63,664	$9,303	$6,564	$8,146	$(35,546)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2017 are as follows:

Description	Fair Value at 4/30/2017	Valuation Techniques*	Unobservable Input	Price or Price Range	Weighted Average Price
TCW Core Fixed Income Fund
Corporate Bonds	$1,220,369	Third-party Vendor	Vendor Prices	$109.257	$109.257

TCW Enhanced Commodity Strategy Fund
Commercial Mortgage-Backed Securities —Non-Agency	$9,889	Third-party Vendor	Vendor Prices	$0.625	$0.625

TCW Global Bond Fund
Commercial Mortgage-Backed Securities —Non-Agency	$9,184	Third-party Vendor	Vendor Prices	$0.281–$0.354	$0.328
Residential Mortgage-Backed Securities — Non-Agency	$153,454	Third-party Vendor	Vendor Prices	$12.259	$12.259

TCW High Yield Bond Fund
Corporate Bonds	$116,866	Third-party Vendor	Vendor Prices	$36.50	$36.50

TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$15,411	Third-party Vendor	Vendor Prices	$20.996	$20.996
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	$8,018,463	Third-party Vendor	Vendor Prices	$0.739–$2.957	$1.932

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the valuation process described below.

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee (the “Pricing Committee”) in accordance with the guidelines established by the Board, and under the general oversight of the Board. The

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Pricing Committee employs various methods to determine fair valuations, including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2017, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or shares/Units):

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$—	$880	$880
Forward Contracts	—	308	—	308

Total Value	$—	$308	$880	$1,188

Liability Derivatives
Forward Contracts	$—	$(838)	$—	$(838)

Total Value	$—	$(838)	$—	$(838)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$202	$—	$202
Futures Contracts	—	—	(3,183)	(3,183)

Total Realized Gain (Loss)	$—	$202	$(3,183)	$(2,981)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$(531)	$—	$(531)
Futures Contracts	—	—	1,665	1,665

Total Change in Appreciation (Depreciation)	$—	$(531)	$1,665	$1,134

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	—	$64,597,805	—	$64,597,805
Futures Contracts	—	—	1,243	1,243
TCW Enhanced Commodity Strategy Fund
Statement of Asset and Liabilities
Liability Derivatives
Swaps Contracts	$(33)	$—	$—	$(33)

Total Value	$(33)	$—	$—	$(33)

Statement of Operations:
Realized Gain (Loss)
Swaps Contracts	$4	$—	$—	$4

Total Realized Gain (Loss)	$4	$—	$—	$4

Change in Appreciation (Depreciation)
Swaps Contracts	$(15)	$—	$—	$(15)

Total Change in Appreciation (Depreciation)	$(15)	$—	$—	$(15)

Notional Amounts (2)
Swaps Contracts	$1,249,220	—	—	$1,249,220

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Total
TCW Global Bond Fund
Statement of Asset and Liabilities
Asset Derivatives
Forward Contracts	$—	$9	$9

Total Value	$—	$9	$9

Liability Derivatives
Forward Contracts	$—	$(13)	$(13)

Total Value	$—	$(13)	$(13)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(45)	$(45)

Total Realized Gain (Loss)	$—	$(45)	$(45)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$(2)	$(2)

Total Change in Appreciation (Depreciation)	$—	$(2)	$(2)

Notional Amounts (2)
Forward Currency Contracts	—	$1,376,243	$1,376,243
TCW High Yield Bond Fund
Statement of Asset and Liabilities
Liability Derivatives
Swaps Contracts	$(3)	$—	$(3)

Total Value	$(3)	$—	$(3)

Statement of Operations:
Realized Gain (Loss)
Swaps Contracts	$(2)	$—	$(2)

Total Realized Gain (Loss)	$(2)	$—	$(2)

Change in Appreciation (Depreciation)
Swaps Contracts	$(1)	$—	$(1)

Total Change in Appreciation (Depreciation)	$(1)	$—	$(1)

Notional Amounts (2)
Swaps Contracts	$250,000	$—	$250,000

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
TCW Total Return Bond Fund
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$8,884	$8,884

Total Value	$—	$8,884	$8,884

Liability Derivatives
Forward Contracts	$(7,453)	$—	$(7,453)

Total Value	$(7,453)	$—	$(7,453)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$38,156	$—	$38,156
Futures Contracts	—	(32,407)	(32,407)

Total Realized Gain (Loss)	$38,156	$(32,407)	$5,749

Change in Appreciation (Depreciation)
Forward Contracts	$(13,086)	$—	$(13,086)
Futures Contracts	—	16,069	16,069

Total Change in Appreciation (Depreciation)	$(13,086)	$16,069	$2,983

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$468,534,882	—	$468,534,882
Futures Contracts	—	11,730	11,730

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only variation margin on April 30, 2017 is reported within the Statement of Assets and Liabilities.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2017.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or Master Repurchase Agreement (“MRA”) and net of the related collateral received by the Funds as of April 30, 2017 (in thousands):

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$—	$(838)	$(838)	$838	(2)	$—
Citibank N.A. (Derivatives)	308	—	308	(308	) (2)	—

Total	$308	$(838)	$(530)	$530		$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Credit Suisse First Boston Corp. (Derivatives)	$—	$(33)	$(33)	$33	(2)	$—

Total	$—	$(33)	$(33)	$33	(2)	$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Barclays Capital (Derivatives)	$9	$(13)	$(4)	$—	$(4)

Total	$9	$(13)	$(4)	$—	$(4)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Goldman Sachs International (Derivatives)	$—	$(3)	$(3)	$—	$(3)

Total	$—	$(3)	$(3)	$—	$(3)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Total Return Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$—	$(1,461)	$(1,461)	$1,461	(2)	$—
Citibank N.A. (Derivatives)	—	(5,992)	(5,992)	5,610		(382)

Total	$—	$(7,453)	$(7,453)	$7,071		$(382)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Total Return Bond Fund entered into forward foreign currency contracts during

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

the period to hedge against the foreign currency exposure within the Funds’ holdings. Outstanding foreign currency forward contracts at April 30, 2017 are disclosed in the Schedules of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund and the TCW Total Return Bond Fund utilized futures during the fiscal year to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2017 are listed on the Schedules of Investments.

Options:    The Funds may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

The Funds may purchase or write (sell) put and call swaptions. Swaption contracts give the purchaser the right (or option), but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2017, the Funds have not purchased or written any options.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2017, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Mortgage-Backed Securities:    The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities) differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2017.

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a MRA. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2017.

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2017.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2017.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of a Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

TCW Funds, Inc.

April 30, 2017

Note 3 — Risk Considerations (Continued)

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At April 30, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$23,421	$(11,138)	$12,283	$1,986,298
TCW Enhanced Commodity Strategy Fund	15	(1)	14	1,114
TCW Global Bond Fund	443	(785)	(342)	16,345
TCW High Yield Bond Fund	657	(365)	292	24,954
TCW Short Term Bond Fund	22	(53)	(31)	9,146
TCW Total Return Bond Fund	397,311	(54,604)	342,707	10,122,421

At October 31, 2016, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$20,035	$3,498	$23,533
TCW Enhanced Commodity Strategy Fund	1	12	13
TCW Global Bond Fund	149	3	152
TCW High Yield Bond Fund	187	—	187
TCW Short Term Bond Fund	35	—	35
TCW Total Return Bond	167,057	31,547	198,604

During the year ended October 31, 2016, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Core Fixed Income Fund	$43,487	$1,051	$44,538
TCW Enhanced Commodity Strategy Fund	24	—	24
TCW Global Bond Fund	428	146	574
TCW High Yield Bond Fund	1,189	—	1,189
TCW Short Term Bond Fund	58	—	58
TCW Total Return Bond	271,922	23,092	295,014

At October 31, 2016, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

			No Expiration (2)
	Expiring In 2018 (1)	Expiring In 2019 (1)	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW High Yield Bond Fund	$—	$—	$766	$551	$1,317
TCW Short Term Bond Fund	7,023	111	93	116	7,343

(1)	Losses incurred prior to December 22, 2010.
(2)	Losses incurred after December 22, 2010.

The Funds did not have any unrecognized tax benefits at April 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2017. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

April 30, 2017

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily NAV:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

The Advisor limits the operating expenses of the Funds not to exceed the Funds’ average daily net assets.

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.75	% (2)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	1.04	% (1)
N Class	1.04	% (1)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.79	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2017. This limitation is voluntary and terminable on a six months notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2017 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$141,977	$138,958	$2,280,123	$2,413,203
TCW Enhanced Commodity Strategy Fund	—	57	—	6
TCW Global Bond Fund	1,360	1,010	5,243	5,505
TCW High Yield Bond Fund	22,643	25,768	—	—
TCW Short Term Bond Fund	989	461	3,469	2,736
TCW Total Return Bond Fund	—	333,099	11,476,939	12,435,677

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	35,324,056	$386,360	57,678,268	$646,593
Shares Issued upon Reinvestment of Dividends	2,443,702	26,681	2,643,314	29,401
Shares Redeemed	(40,109,051)	(441,431)	(33,895,565)	(380,666)

Net Increase (Decrease)	(2,341,293)	$(28,390)	26,426,017	$295,328

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,888,834	$31,553	8,762,584	$97,810
Shares Issued upon Reinvestment of Dividends	643,906	7,008	890,126	9,853
Shares Redeemed	(9,533,240)	(104,270)	(15,083,249)	(168,651)

Net Decrease	(6,000,500)	$(65,709)	(5,430,539)	$(60,988)

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	96,339	$500
Shares Issued upon Reinvestment of Dividends	2,908	15	2,698	13
Shares Redeemed	—	—	(230,448)	(1,195)

Net Increase (Decrease)	2,908	$15	(131,411)	$(682)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	96,154	$500
Shares Issued upon Reinvestment of Dividends	1,985	11	2,192	11
Shares Redeemed	—	—	(219,349)	(1,140)

Net Increase (Decrease)	1,985	$11	(121,003)	$(629)

TCW Funds, Inc.

April 30, 2017

Note 8 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,838	$27	876,674	$8,801
Shares Issued upon Reinvestment of Dividends	16,515	157	30,509	299
Shares Redeemed	(5,029)	(48)	(830,998)	(8,343)

Net Increase	14,324	$136	76,185	$757

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	74	$1	21,917	$215
Shares Issued upon Reinvestment of Dividends	14,522	138	27,807	272
Shares Redeemed	(126)	(1)	(28,373)	(286)

Net Increase	14,470	$138	21,351	$201

TCW High Yield Bond Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	439,383	$2,741	4,266,185	$25,648
Shares Issued upon Reinvestment of Dividends	61,161	383	104,658	642
Shares Redeemed	(1,129,189)	(7,058)	(4,485,794)	(27,208)

Net Decrease	(628,645)	$(3,934)	(114,951)	$(918)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,070,100	$6,780	3,341,838	$20,346
Shares Issued upon Reinvestment of Dividends	26,158	165	46,466	287
Shares Redeemed	(927,340)	(5,872)	(4,744,767)	(29,004)

Net Increase (Decrease)	168,918	$1,073	(1,356,463)	$(8,371)

TCW Short Term Bond Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	330,095	$2,870	274,893	$2,390
Shares Issued upon Reinvestment of Dividends	7,327	64	5,124	45
Shares Redeemed	(209,282)	(1,817)	(501,979)	(4,361)

Net Increase (Decrease)	128,140	$1,117	(221,962)	$(1,926)

TCW Total Return Bond Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	172,237,270	$1,710,711	357,901,258	$3,692,928
Shares Issued upon Reinvestment of Dividends	14,052,012	139,372	13,961,930	143,503
Shares Redeemed	(253,822,817)	(2,530,868)	(212,039,701)	(2,191,440)

Net Increase (Decrease)	(67,533,535)	$(680,785)	159,823,487	$1,644,991

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	24,756,203	$254,740	99,640,430	$1,060,476
Shares Issued upon Reinvestment of Dividends	6,339,229	64,831	6,253,093	66,269
Shares Redeemed	(77,596,112)	(797,697)	(72,842,852)	(775,953)

Net Increase (Decrease)	(46,500,680)	$(478,126)	33,050,671	$350,792

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Affiliate Ownership

As of April 30, 2017, affiliates of the Funds and Advisor own 99.8%, and 97.3% of the NAV of the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund, respectively.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at April 30, 2017 are listed below:

TCW Core Fixed Income Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,169,866	$1,220,369	0.07%

TCW Enhanced Commodity Strategy Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39	7/15/16	$2,967	$9,889	0.80%

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$7,944	$6,395	0.04%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	8,019	2,789	0.02%

		$15,963	$9,184	0.06%

Note 11 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes with an expiration date of December 29, 2017. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2017. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the statements of operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

TCW Funds, Inc.

April 30, 2017

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 13 — Recently Issued Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$11.28		$11.14	$11.22	$10.97	$11.34	$10.90

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.19	0.18	0.21	0.21	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		0.24	(0.04)	0.24	(0.27)	0.57

Total from Investment Operations	(0.08)		0.43	0.14	0.45	(0.06)	0.81

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.19)	(0.19)	(0.20)	(0.20)	(0.28)
Distributions from Net Realized Gain	(0.13)		(0.10)	(0.03)	—	(0.11)	(0.09)

Total Distributions	(0.23)		(0.29)	(0.22)	(0.20)	(0.31)	(0.37)

Net Asset Value per Share, End of Period	$10.97		$11.28	$11.14	$11.22	$10.97	$11.34

Total Return	(0.64	)% (2)	3.97%	1.25%	4.14%	(0.49)%	7.57%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,357,120		$1,421,267	$1,109,630	$646,372	$589,911	$501,448
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.52	% (3)	0.51%	0.50%	0.49%	0.48%	0.49%
After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.47%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.98	% (3)	1.70%	1.57%	1.92%	1.89%	2.20%
Portfolio Turnover Rate	138.63	% (2)	283.38%	332.85%	249.94%	197.42%	213.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015		Year Ended October 31, 2014	Year Ended October 31, 2013		Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$11.25		$11.12	$11.20		$10.97	$11.34		$10.91

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.16	0.14		0.18	0.17		0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		0.24	(0.03)		0.22	(0.25)		0.56

Total from Investment Operations	(0.08)		0.40	0.11		0.40	(0.08)		0.77

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.17)	(0.16)		(0.17)	(0.18)		(0.25)
Distributions from Net Realized Gain	(0.13)		(0.10)	(0.03)		—	(0.11)		(0.09)

Total Distributions	(0.22)		(0.27)	(0.19)		(0.17)	(0.29)		(0.34)

Net Asset Value per Share, End of Period	$10.95		$11.25	$11.12		$11.20	$10.97		$11.34

Total Return	(0.69	)% (2)	3.66%	1.00%		3.68%	(0.74)%		7.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$408,345		$487,223	$542,103		$608,129	$698,223		$530,935
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.80	% (3)	0.79%	0.79%		0.80%	0.77%		0.79%
After Expense Reimbursement	0.76	% (3)	0.77%	0.79	% (4)	N/A	0.77	% (4)	0.78%
Ratio of Net Investment Income to Average Net Assets	1.70	% (3)	1.41%	1.25%		1.59%	1.56%		1.86%
Portfolio Turnover Rate	138.63	% (2)	283.38%	332.85%		249.94%	197.42%		213.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$5.15		$5.30	$7.18	$7.61	$8.58	$8.73

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06		0.04	0.05	0.10	0.16	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.14)	(1.87)	(0.39)	(0.92)	(0.11)

Total from Investment Operations	0.04		(0.10)	(1.82)	(0.29)	(0.76)	0.05

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.05)	(0.06)	(0.11)	(0.16)	(0.18)
Distributions from Net Realized Gain	(0.06)		—	—	(0.03)	(0.05)	(0.02)

Total Distributions	(0.11)		(0.05)	(0.06)	(0.14)	(0.21)	(0.20)

Net Asset Value per Share, End of Period	$5.08		$5.15	$5.30	$7.18	$7.61	$8.58

Total Return	0.68	% (2)	(1.83)%	(25.47)%	(3.90)%	(9.05)%	0.55%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$730		$725	$1,443	$1,934	$2,013	$2,218
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	17.83	% (3)	9.74%	7.82%	5.90%	5.67%	5.94%
After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.31	% (3)	0.88%	0.88%	1.30%	2.01%	1.95%
Portfolio Turnover Rate	0.00	% (2)	2.44%	10.68%	4.13%	54.20%	9.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$5.15		$5.31	$7.18	$7.61	$8.58	$8.73

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06		0.04	0.05	0.10	0.16	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.15)	(1.86)	(0.39)	(0.92)	(0.11)

Total from Investment Operations	0.04		(0.11)	(1.81)	(0.29)	(0.76)	0.05

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.05)	(0.06)	(0.11)	(0.16)	(0.18)
Distributions from Net Realized Gain	(0.06)		—	—	(0.03)	(0.05)	(0.02)

Total Distributions	(0.11)		(0.05)	(0.06)	(0.14)	(0.21)	(0.20)

Net Asset Value per Share, End of Period	$5.08		$5.15	$5.31	$7.18	$7.61	$8.58

Total Return	0.68	% (2)	(2.03)%	(25.36)%	(3.92)%	(9.05)%	0.55%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$499		$496	$1,153	$1,546	$1,609	$1,773
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	17.54	% (3)	10.21%	8.32%	6.45%	6.14%	6.30%
After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.73%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.26	% (3)	0.83%	0.83%	1.27%	2.01%	1.94%
Portfolio Turnover Rate	0.00	% (2)	2.44%	10.68%	4.13%	54.20%	9.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	November 30, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$9.88		$9.85	$10.26	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.20	0.19	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.19	(0.49)	(0.20)	(0.40)	0.99

Total from Investment Operations	(0.13)		0.39	(0.30)	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.22)	(0.09)	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.07)		(0.14)	(0.02)	(0.08)	(0.31)	—

Total Distributions	(0.16)		(0.36)	(0.11)	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Period	$9.59		$9.88	$9.85	$10.26	$10.45	$10.97

Total Return	(1.32	)% (3)	4.03%	(2.96)%	0.21%	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,537		$8,648	$7,878	$8,138	$11,170	$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.43	% (4)	1.48%	1.37%	1.39%	1.38%	1.42	% (4)
After Expense Reimbursement	1.04	% (4)	1.05%	1.08%	1.12%	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	1.78	% (4)	2.02%	1.92%	2.11%	3.31%	2.80	% (4)
Portfolio Turnover Rate	41.95	% (3)	116.87%	147.16%	125.54%	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 30, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	November 30, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$9.88		$9.85	$10.26	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.20	0.19	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.19	(0.49)	(0.20)	(0.40)	0.99

Total from Investment Operations	(0.13)		0.39	(0.30)	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.22)	(0.09)	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.07)		(0.14)	(0.02)	(0.08)	(0.31)	—

Total Distributions	(0.16)		(0.36)	(0.11)	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Period	$9.59		$9.88	$9.85	$10.26	$10.45	$10.97

Total Return	(1.32	)% (3)	4.03%	(2.96)%	0.21%	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,508		$7,586	$7,358	$7,565	$11,746	$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.72	% (4)	1.76%	1.64%	1.67%	1.62%	1.68	% (4)
After Expense Reimbursement	1.04	% (4)	1.05%	1.08%	1.12%	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	1.78	% (4)	2.02%	1.92%	2.12%	3.30%	2.79	% (4)
Portfolio Turnover Rate	41.95	% (3)	116.87%	147.16%	125.54%	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 30, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$6.23		$6.18	$6.35	$6.33	$6.30	$5.99

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.24	0.26	0.29	0.33	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.06	(0.15)	0.04	0.06	0.37

Total from Investment Operations	0.24		0.30	0.11	0.33	0.39	0.70

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.25)	(0.28)	(0.31)	(0.36)	(0.37)
Distributions from Net Realized Gain	—		—	—	—	—	(0.02)

Total Distributions	(0.14)		(0.25)	(0.28)	(0.31)	(0.36)	(0.39)

Net Asset Value per Share, End of Period	$6.33		$6.23	$6.18	$6.35	$6.33	$6.30

Total Return	3.86	% (2)	5.06%	1.74%	5.25%	6.44%	12.03%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,598		$20,265	$20,791	$20,649	$26,102	$35,006
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.06	% (3)	1.03%	1.03%	0.90%	1.00%	1.14%
After Expense Reimbursement	0.55	% (3)	0.55%	0.55%	0.53%	0.63%	N/A
Ratio of Net Investment Income to Average Net Assets	3.94	% (3)	3.88%	4.11%	4.60%	5.14%	5.39%
Portfolio Turnover Rate	98.65	% (2)	244.36%	195.97%	145.14%	114.95%	111.02%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$6.28		$6.23	$6.41	$6.37	$6.35	$6.02

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.22	0.25	0.28	0.32	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.10		0.07	(0.17)	0.05	0.06	0.38

Total from Investment Operations	0.22		0.29	0.08	0.33	0.38	0.71

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.24)	(0.26)	(0.29)	(0.36)	(0.36)
Distributions from Net Realized Gain	—		—	—	—	—	(0.02)

Total Distributions	(0.13)		(0.24)	(0.26)	(0.29)	(0.36)	(0.38)

Net Asset Value per Share, End of Period	$6.37		$6.28	$6.23	$6.41	$6.37	$6.35

Total Return	3.61	% (2)	4.82%	1.34%	5.24%	6.12%	12.11%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,714		$7,526	$15,910	$12,555	$14,620	$20,498
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.47	% (3)	1.40%	1.38%	1.39%	1.34%	1.51%
After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.78%	0.83%	1.17%
Ratio of Net Investment Income to Average Net Assets	3.68	% (3)	3.64%	3.87%	4.30%	4.96%	5.34%
Portfolio Turnover Rate	98.65	% (2)	244.36%	195.97%	145.14%	114.95%	111.02%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$8.70		$8.69	$8.75	$8.80	$8.85	$8.77

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.05	0.05	0.06	0.09	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.02	(0.03)	0.00 (2)	(0.03)	0.13

Total from Investment Operations	0.03		0.07	0.02	0.06	0.06	0.24

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.06)	(0.08)	(0.11)	(0.11)	(0.15)
Distributions from Return of Capital	—		—	—	—	—	(0.01)

Total Distributions	(0.06)		(0.06)	(0.08)	(0.11)	(0.11)	(0.16)

Net Asset Value per Share, End of Period	$8.67		$8.70	$8.69	$8.75	$8.80	$8.85

Total Return	0.36	% (3)	0.84%	0.25%	0.65%	0.67%	2.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,777		$7,698	$9,614	$21,080	$15,202	$12,814
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.50	% (4)	2.46%	1.57%	1.23%	1.33%	1.63%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.82	% (4)	0.58%	0.53%	0.70%	1.01%	1.21%
Portfolio Turnover Rate	52.24	% (3)	46.36%	8.51%	67.27%	71.48%	81.91%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.33		$10.28	$10.31	$10.13	$10.27	$9.76

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.26	0.25	0.27	0.27	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)		0.11	(0.02)	0.18	0.06	0.64

Total from Investment Operations	(0.10)		0.37	0.23	0.45	0.33	1.16

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.25)	(0.22)	(0.27)	(0.33)	(0.63)
Distributions from Net Realized Gain	(0.16)		(0.07)	(0.04)	—	—	(0.02)
Distributions from Return of Capital	—		—	—	—	(0.14)	—

Total Distributions	(0.28)		(0.32)	(0.26)	(0.27)	(0.47)	(0.65)

Net Asset Value per Share, End of Period	$9.95		$10.33	$10.28	$10.31	$10.13	$10.27

Total Return	(0.90	)% (2)	3.63%	2.24%	4.49%	3.26%	12.35%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,075,979		$8,042,194	$6,360,295	$6,129,426	$5,085,781	$5,837,581
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.61	% (3)	0.60%	0.60%	0.59%	0.57%	0.57%
After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.47%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.72	% (3)	2.55%	2.46%	2.65%	2.60%	5.21%
Portfolio Turnover Rate	122.58	% (2)	318.48%	287.85%	201.30%	190.79%	123.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.65		$10.60	$10.64	$10.45	$10.61	$10.09

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.24	0.23	0.25	0.24	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)		0.11	(0.04)	0.19	0.07	0.65

Total from Investment Operations	(0.11)		0.35	0.19	0.44	0.31	1.17

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.23)	(0.19)	(0.25)	(0.33)	(0.63)
Distributions from Net Realized Gain	(0.16)		(0.07)	(0.04)	—	—	(0.02)
Distributions from Return of Capital	—		—	—	—	(0.14)	—

Total Distributions	(0.27)		(0.30)	(0.23)	(0.25)	(0.47)	(0.65)

Net Asset Value per Share, End of Period	$10.27		$10.65	$10.60	$10.64	$10.45	$10.61

Total Return	(0.97	)% (2)	3.35%	1.83%	4.24%	2.96%	12.03%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,185,317		$2,762,803	$2,399,850	$2,177,160	$2,492,073	$2,342,406
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.88	% (3)	0.87%	0.88%	0.87%	0.83%	0.83%
After Expense Reimbursement	0.79	% (3)	0.79%	0.79%	0.77%	0.73%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.41	% (3)	2.25%	2.17%	2.36%	2.31%	5.02%
Portfolio Turnover Rate	122.58	% (2)	318.48%	287.85%	201.30%	190.79%	123.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2016 to April 30, 2017)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$993.60	0.49%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$993.10	0.76%	$3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76%	3.81

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$1,006.80	0.70%	$3.48
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$1,006.80	0.75%	$3.73
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	3.76

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$986.80	1.04%	$5.12
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

N Class Shares
Actual	$1,000.00	$986.80	1.04%	$5.12
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period (November 1,2016 to April 30, 2017)
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,038.60	0.55%	$2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55%	2.76

N Class Shares
Actual	$1,000.00	$1,036.10	0.80%	$4.04
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,003.60	0.44%	$2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$991.00	0.49%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$990.30	0.79%	$3.90
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

John A. Gavin

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Chief Financial Officer

Jeffrey A. Engelsman

Chief Compliance Officer

Patrick W. Dennis

Assistant Secretary

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Focused Equities Fund

TCW Global Real Estate Fund

TCW High Dividend Equities Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Growth Fund

TCW International Small Cap Fund

FUNDsarFI0417

APRIL 30

SEMI-ANNUAL

R E P O R T

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Growth Fund

TCW International Small Cap Fund

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2017. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2017, the TCW Funds held total net assets of approximately $17 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2017 for the TCW Funds’ International fixed income and equity funds.

The International Fixed Income and Equity Markets

The last six months have been characterized by positive risk sentiment in the International markets, as global growth has started to recover. In Western Europe and Japan, we have seen broad based improvement in business spending, sentiment and consumer confidence and believe that recessionary risks remain benign. This pickup in global growth is also supportive of trade, which particularly benefits Emerging Markets. Emerging Markets growth is increasing, and for the first time in five years, the spread between EM growth and developed market growth is widening. In addition, China has been successfully balancing financial stability versus its growth priorities, and the government’s commitment to a stable domestic growth environment bodes well for the global economy.

We believe that the monetary policy backdrop will remain benign and supportive of asset prices. Rising U.S. rates are less of a concern, in our view, given the gradual and well-communicated path of Fed policy. In addition, we believe that the ECB remains very deliberate with its exit strategy, and the BOJ will likely continue with yield curve targeting. In addition, the shift in the U.S. from monetary to fiscal policy should help support commodity prices.

During this period, our flagship TCW Emerging Markets Income Fund and TCW Emerging Markets Local Currency

Fund outperformed their respective benchmarks. In these funds, we continue to prefer higher yielding markets in sovereigns that are undergoing structural reforms. These investments also offer spread cushion in a rising rates environment.

Performance for the TCW International Growth Fund was in line with the index, whereas the TCW International Small Cap and Developing Markets Equity Fund underperformed during this period. In the international equity portfolios, we are overweight Europe and Emerging Markets. Within EM, we are overweight EMEA and Latin America against an underweight in Asia.

We are mindful of the rally thus far, but believe there can continue to be attractive risk/reward opportunities in the international markets. International and EM equities in particular, remain attractive versus the US from both a valuation and technical standpoint, particularly as the dollar appears likely to have peaked and most international markets are still trading at or below their pre-global financial crisis highs. In addition, with average yields of 5-7%, emerging markets debt appears to have value relative to developed markets, especially considering that over 60% of the global fixed income universe trades with yields below 2%. We expect flows to remain supportive in light of the supportive growth backdrop and low yields globally.

TCW Emerging Markets Income Fund Receives 2017 Lipper Fund Award

On March 24, 2017, the TCW Emerging Markets Income Fund (TGEIX/TGINX) was honored in the 2017 Lipper Fund Awards and named best emerging markets hard currency debt fund for the ten-year period ending 12/31/16. The Thomson Reuters Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers.

1

Letter to Shareholders (Continued)

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary

	NAV	Six Months Return as of April 30, 2017	Total Return Annualized as of April 30, 2017 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Developing Markets Equity Fund
I Class	$9.67	7.32%	19.24%	N/A	N/A	(1.26)%		06/30/15
N Class	$9.67	7.32%	19.24%	N/A	N/A	(1.25)%		06/30/15
TCW Emerging Markets Income Fund
I Class	$8.48	4.47%	13.24%	5.04%	8.14%	9.71	% (2)	09/01/96	(3)
N Class	$10.92	4.26%	12.88%	4.75%	7.87%	8.32%		02/27/04
TCW Emerging Markets Local Currency Income Fund
I Class	$9.35	3.11%	7.10%	(0.73)%	N/A	0.94%		12/14/10
N Class	$9.34	3.12%	7.11%	(0.73)%	N/A	0.91%		12/14/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$10.50	5.04%	15.98%	N/A	N/A	3.71%		06/28/13
N Class	$10.46	5.05%	16.04%	N/A	N/A	3.60%		06/28/13
TCW International Growth Fund
I Class	$10.75	10.65%	12.49%	N/A	N/A	5.86%		10/31/12
N Class	$10.71	10.53%	12.14%	N/A	N/A	5.55%		10/31/12
TCW International Small Cap Fund
I Class	$8.90	9.44%	10.39%	4.53%	N/A	0.23%		02/28/11
N Class	$8.91	9.56%	10.51%	4.48%	N/A	0.19%		02/28/11

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Argentina (2.6% of Net Assets)
370	MercadoLibre, Inc.	$84,697
1,700	Tenaris S.A. (ADR)	53,091

	Total Argentina (Cost: $102,156)	137,788

	Brazil (3.9%)
10,000	Banco do Brasil S.A.	102,695
11,800	Petroleo Brasileiro S.A. (SP ADR) (1)	106,318

	Total Brazil (Cost: $202,753)	209,013

	Canada (1.5%)
2,400	Barrick Gold Corp.	40,128
2,900	Goldcorp, Inc.	40,484

	Total Canada (Cost: $94,584)	80,612

	China (22.9%)
1,384	Alibaba Group Holding, Ltd. (SP ADR) (1)	159,852
94,000	Aluminum Corp. of China, Ltd. — Class H (1)	46,204
162,000	Bank of China, Ltd. — Class H	78,369
20,000	China Railway Group, Ltd. — Class H	16,917
36,000	Chongqing Rural Commercial Bank Co., Ltd. — Class H	24,727
40,000	Fu Shou Yuan International Group, Ltd.	25,549
32,000	Great Wall Motor Co., Ltd. — Class H	34,659
121,000	Industrial & Commercial Bank of China, Ltd. — Class H	78,884
4,500	Kingboard Chemical Holdings, Ltd.	16,209
1,380	Kweichow Moutai Co., Ltd.	82,582
2,500	Melco Crown Entertainment, Ltd. (ADR)	54,875
2,406	Micron Technology, Inc. (1)	66,574
200	NetEase, Inc. (ADR)	53,078
14,150	Ping An Insurance Group Co. of China, Ltd. — Class H	79,563
96,144	Q Technology Group Co., Ltd. (1)	81,642
4,000	Sunny Optical Technology Group Co., Ltd.	32,870
8,500	Tencent Holdings, Ltd.	266,361
30,000	Tongda Group Holdings, Ltd.	11,747
200	YY, Inc. (ADR) (1)	9,794

	Total China (Cost: $1,017,284)	1,220,456

	Colombia (Cost: $12,359) (0.3%)
3,600	Interconexion Electrica SA ESP	14,215

	Greece (Cost: $49,397) (1.0%)
3,300	JUMBO S.A.	52,070

	Hungary (Cost: $78,065) (1.5%)
2,740	OTP Bank PLC	77,074

	India (8.2%)
2,121	Bharat Financial Inclusion, Ltd. (1)	26,502
2,900	Finolex Industries, Ltd.	26,182

See accompanying notes to financial statements.

4

TCW Developing Markets Equity Fund

April 30, 2017

Number of Shares	Common Stock	Value
	India (Continued)
3,020	Hindustan Petroleum Corp., Ltd.	$25,166
8,010	Indian Oil Corp., Ltd.	54,927
611	Maruti Suzuki India, Ltd.	61,797
1,300	Max Financial Services, Ltd.	13,300
25,290	Power Finance Corp., Ltd.	62,839
3,696	Tata Steel, Ltd.	25,737
14,160	Vedanta, Ltd.	53,510
3,445	Yes Bank, Ltd.	87,627

	Total India (Cost: $394,384)	437,587

	Indonesia (2.0%)
40,200	Bank Central Asia Tbk PT	53,464
573,200	Sumber Alfaria Trijaya Tbk PT	24,512
12,900	United Tractors Tbk PT	26,009

	Total Indonesia (Cost: $99,572)	103,985

	Italy (Cost: $60,347) (1.5%)
17,557	PRADA SpA	82,178

	Japan (1.5%)
6,000	NTN Corp.	30,585
5,000	Tosoh Corp.	46,995

	Total Japan (Cost: $73,284)	77,580

	Kenya (Cost: $52,854) (1.1%)
313,700	Safari.com, Ltd.	58,904

	Luxembourg (Cost: $74,113) (1.4%)
9,318	ArcelorMittal (1)	73,201

	Malaysia (Cost: $52,586) (1.8%)
194,550	My EG Services BHD	95,372

	Mexico (3.0%)
8,800	Cemex S.A.B. de C.V. (SP ADR) (1)	81,136
64,070	Genomma Lab Internacional S.A.B. de C.V. (1)	80,418

	Total Mexico (Cost: $136,238)	161,554

	Pakistan (1.6%)
22,550	Habib Bank, Ltd.	59,284
3,100	Lucky Cement, Ltd.	26,189

	Total Pakistan (Cost: $78,343)	85,473

	Poland (1.3%)
5,000	Dino Polska S.A. (1)	49,933
6,500	Energa S.A.	16,680

	Total Poland (Cost: $60,298)	66,613

See accompanying notes to financial statements.

5

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Russia (7.6%)
27,800	Aeroflot PJSC (1)	$86,361
23,000	Alrosa PJSC	39,965
241,000	Inter RAO UES PJSC	17,161
11,480	Mobile TeleSystems PJSC	55,568
414	NovaTek PJSC (GDR)	50,177
11,510	Rosneft Oil Co. PJSC	64,349
32,140	Sberbank of Russia	93,585

	Total Russia (Cost: $293,856)	407,166

	South Africa (5.1%)
3,895	Clicks Group, Ltd.	39,087
8,356	FirstRand, Ltd.	31,128
2,000	Foschini Group, Ltd. (The)	23,844
56,200	KAP Industrial Holdings, Ltd.	39,346
2,937	Mr Price Group, Ltd.	34,473
2,889	Nedbank Group, Ltd.	48,635
5,004	Standard Bank Group, Ltd.	55,484

	Total South Africa (Cost: $263,166)	271,997

	South Korea (11.4%)
300	BGF retail Co., Ltd.	28,881
2,100	Doosan Infracore Co., Ltd. (1)	17,369
225	Hyundai Mobis Co., Ltd.	43,880
420	Hyundai Motor Co.	53,120
1,600	KB Financial Group, Inc. (ADR)	69,552
202	Samsung Electronics Co., Ltd.	396,006

	Total South Korea (Cost: $459,306)	608,808

	Switzerland (Cost: $74,729) (1.3%)
11,900	Weatherford International PLC (1)	68,663

	Taiwan (10.0%)
88,508	Cathay Financial Holding Co., Ltd.	141,844
11,000	Formosa Sumco Technology Corp.	32,953
18,000	Hon Hai Precision Industry Co., Ltd.	58,917
22,000	Powertech Technology, Inc.	69,019
1,873	Silergy Corp.	33,870
5,970	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	197,428

	Total Taiwan (Cost: $429,593)	534,031

	Thailand (0.7%)
8,500	KCE Electronics PCL (NVDR)	26,142
1,200	PTT PCL (NVDR)	13,472

	Total Thailand (Cost: $38,825)	39,614

See accompanying notes to financial statements.

6

TCW Developing Markets Equity Fund

April 30, 2017

Number of Shares	Common Stock	Value
	United Arab Emirates (2.7%)
11,700	Emaar Properties PJSC	$22,848
4,755	NMC Health PLC	122,445

	Total United Arab Emirates (Cost: $97,831)	145,293

	Total Common Stock (Cost: $4,295,923) (95.9%)	5,109,247

	Preferred Stock
	Brazil (2.6%)
2,600	Cia Brasileira de Distribuicao, 0.28% (ADR)	58,630
6,310	Itau Unibanco Holding S.A., 3.46% (ADR)	77,613

	Total Brazil (Cost: $99,470)	136,243

	Total Preferred Stock (Cost: $99,470) (2.6%)	136,243

	Money Market Investments
60,052	State Street Institutional U.S. Government Money Market Fund — Premier Class (2)	60,052

	Total Money Market Investments (Cost: $60,052) (1.1%)	60,052

	Total Investments (Cost: $4,455,445) (99.6%)	5,305,542
	Excess of Other Assets over Liabilities (0.4%)	19,709

	Total Net Assets (100.0%)	$5,325,251

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR -	Non-Voting Depositary Receipt.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.

See accompanying notes to financial statements.

7

TCW Developing Markets Equity Fund

Investment by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	1.6%
Auto Components	0.8
Automobiles	2.9
Banks	17.1
Beverages	1.5
Chemicals	1.4
Construction & Engineering	0.3
Construction Materials	2.0
Consumer Finance	0.5
Diversified Consumer Services	0.5
Diversified Financial Services	1.8
Electric Utilities	0.9
Electronic Equipment, Instruments & Components	2.2
Electronics	0.5
Energy Equipment & Services	2.3
Food & Staples Retailing	3.9
Health Care Providers & Services	2.3
Hotels, Restaurants & Leisure	1.0
Household Durables	1.5
Industrial Conglomerates	0.7
Insurance	4.4
Internet Software & Services	10.8
IT Services	1.8
Machinery	0.9
Metals & Mining	6.1
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	1.5
Real Estate Management & Development	0.4
Semiconductors & Semiconductor Equipment	7.4
Specialty Retail	2.2
Technology Hardware, Storage & Peripherals	7.4
Textiles, Apparel & Luxury Goods	1.5
Wireless Telecommunication Services	2.1
Money Market Investments	1.1

Total	99.6%

See accompanying notes to financial statements.

8

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$86,361	$—	$—	$86,361
Auto Components	—	43,880	—	43,880
Automobiles	—	149,576	—	149,576
Banks	128,836	700,545	—	829,381
Beverages	—	82,582	—	82,582
Chemicals	26,183	46,995	—	73,178
Construction & Engineering	—	16,917	—	16,917
Construction Materials	107,326	—	—	107,326
Consumer Finance	—	26,502	—	26,502
Diversified Consumer Services	—	25,549	—	25,549
Diversified Financial Services	—	93,967	—	93,967
Electric Utilities	14,215	33,841	—	48,056
Electronic Equipment, Instruments & Components	—	119,743	—	119,743
Electronics	—	26,142	—	26,142
Energy Equipment & Services	121,754	—	—	121,754
Food & Staples Retailing	74,445	67,969	—	142,414
Health Care Providers & Services	—	122,445	—	122,445
Hotels, Restaurants & Leisure	54,875	—	—	54,875
Household Durables	—	81,642	—	81,642
Industrial Conglomerates	39,346	—	—	39,346
Insurance	—	234,707	—	234,707
Internet Software & Services	307,421	266,360	—	573,781
IT Services	—	95,372	—	95,372
Machinery	—	47,953	—	47,953
Metals & Mining	80,612	238,616	—	319,228
Oil, Gas & Consumable Fuels	156,495	183,922	—	340,417
Pharmaceuticals	80,418	—	—	80,418
Real Estate Management & Development	—	22,848	—	22,848
Semiconductors & Semiconductor Equipment	264,002	135,842	—	399,844
Specialty Retail	—	110,387	—	110,387
Technology Hardware, Storage & Peripherals	—	396,006	—	396,006
Textiles, Apparel & Luxury Goods	—	82,178	—	82,178
Wireless Telecommunication Services	58,904	55,568	—	114,472

Total Common Stock	1,601,193	3,508,054	—	5,109,247

Preferred Stock
Banks	77,613	—	—	77,613
Food & Staples Retailing	58,630	—	—	58,630

Total Preferred Stock	136,243	—	—	136,243

Money Market Investments	60,052	—	—	60,052

Total Investments	$1,797,488	$3,508,054	$—	$5,305,542

See accompanying notes to financial statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Argentina (7.9% of Net Assets)
ARS	388,468,000	Argentina Bonar Bonds, 21.392%, due 04/03/22 (1)	$27,023,861
ARS	327,800,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	23,567,841
$	79,300,000	Argentine Republic Government International Bond, 0%, due 12/15/35 (1)(2)	7,767,435
	67,860,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	45,296,550
	12,450,000	Argentine Republic Government International Bond, 5.625%, due 01/26/22	13,002,780
	41,140,000	Argentine Republic Government International Bond, 6.875%, due 01/26/27	43,476,752
	49,550,000	Argentine Republic Government International Bond, 7.125%, due 07/06/36	50,303,160
ARS	181,475,000	Argentina Treasury Bond (BONCER), 2.5%, due 07/22/21	14,232,365
ARS	286,917,000	Banco Hipotecario S.A., (144A), 21.354%, due 01/12/20 (1)(3)	18,933,595
$	9,200,000	Genneia S.A., (144A), 8.75%, due 01/20/22 (3)	9,890,000
	10,355,000	Pampa Energia S.A., (144A), 7.5%, due 01/24/27 (3)	11,031,181
	5,860,000	YPF S.A., (144A), 23.083%, due 07/07/20 (1)(3)	6,424,025

		Total Argentina (Cost: $262,281,210)	270,949,545

		Azerbaijan (Cost: $27,176,134) (0.8%)
	27,825,000	State Oil Co. of the Azerbaijan Republic, (Reg. S), 4.75%, due 03/13/23 (4)	27,651,094

		Bahrain (Cost: $57,032,294) (1.7%)
	56,008,000	Bahrain Government International Bond, (144A), 7%, due 10/12/28 (3)	58,326,731

		Brazil (14.0%)
	37,797,000	Banco do Brasil S.A., (Reg. S), 9%, due 06/29/49 (1)(4)	39,860,716
	45,220,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (4)	44,681,882
BRL	224,250,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	70,671,558
$	26,880,000	Brazilian Government International Bond, 5%, due 01/27/45	24,420,480
	24,620,000	Brazilian Government International Bond, 6%, due 04/07/26	27,020,450
	15,138,000	Centrais Eletricas Brasileiras S.A., (Reg. S), 5.75%, due 10/27/21 (4)	15,577,002
	13,549,000	CIMPOR Financial Operations BV, (Reg. S), 5.75%, due 07/17/24 (4)	11,963,767
	17,091,000	CSN Resources S.A., (Reg. S), 6.5%, due 07/21/20 (4)	13,929,165
	15,590,000	GTL Trade Finance, Inc., (Reg. S), 7.25%, due 04/16/44 (4)	15,570,513
	11,985,000	Marfrig Holdings Europe BV, (144A), 8%, due 06/08/23 (3)	12,703,980
	8,600,000	Minerva Luxembourg S.A., (144A), 6.5%, due 09/20/26 (3)	8,567,664
	35,055,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	33,642,284
	44,545,000	Petrobras Global Finance BV, 5.625%, due 05/20/43	37,270,801
	31,255,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	29,614,113
	19,030,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	17,041,365
	42,315,000	Petrobras Global Finance BV, 7.375%, due 01/17/27	45,501,319
	12,765,000	Samarco Mineracao S.A., (Reg. S), 4.125%, due 11/01/22 (4)(5)	8,209,172
	2,765,000	Samarco Mineracao S.A., (Reg. S), 5.375%, due 09/26/24 (4)(5)	1,783,425
	9,115,000	Vale Overseas, Ltd., 6.875%, due 11/10/39	9,913,474
	14,260,000	VM Holding S.A., (144A), 5.375%, due 05/04/27 (3)	14,124,245

		Total Brazil (Cost: $451,588,391)	482,067,375

		Chile (1.0%)
	15,080,000	Latam Airlines Group S.A., (Reg. S), 7.25%, due 06/09/20 (4)	15,872,756
	16,675,000	Latam Finance, Ltd., (144A), 6.875%, due 04/11/24 (3)	16,935,130

		Total Chile (Cost: $32,103,470)	32,807,886

See accompanying notes to financial statements.

10

TCW Emerging Markets Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		China (0.8%)
$	10,450,000	Energuate Trust, (144A), 5.875%, due 05/03/27 (3)	$10,632,875
	14,575,000	Studio City Co., Ltd., (144A), 7.25%, due 11/30/21 (3)	15,622,578

		Total China (Cost: $25,465,115)	26,255,453

		Colombia (3.3%)
	10,100,000	Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., (Reg. S), 8.375%, due 05/10/20 (4)	10,044,450
	27,225,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26 (3)	29,068,132
	14,050,000	Banco GNB Sudameris S.A., (144A), 6.5%, due 04/03/27 (1)(3)	14,512,948
	55,290,000	Colombia Government International Bond, 5%, due 06/15/45	56,229,930
	5,845,000	Ecopetrol S.A., 5.875%, due 05/28/45	5,382,076

		Total Colombia (Cost: $111,920,540)	115,237,536

		Costa Rica (2.2%)
	20,555,000	Banco Nacional de Costa Rica, (144A), 5.875%, due 04/25/21 (3)	21,300,119
	12,675,000	Banco Nacional de Costa Rica, (Reg. S), 6.25%, due 11/01/23 (4)	13,264,388
	39,725,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (4)	41,198,797

		Total Costa Rica (Cost: $71,341,351)	75,763,304

		Dominican Republic (3.0%)
	12,005,000	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A., (144A), 7.95%, due 05/11/26 (3)	13,020,623
	47,045,000	Dominican Republic International Bond, (144A), 5.95%, due 01/25/27 (3)	49,425,477
	38,541,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45 (4)	41,190,694

		Total Dominican Republic (Cost: $98,821,752)	103,636,794

		Ecuador (1.3%)
	21,855,000	Ecuador Government International Bond, (144A), 9.65%, due 12/13/26 (3)	22,346,738
	23,940,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24 (4)	22,982,400

		Total Ecuador (Cost: $43,141,593)	45,329,138

		Egypt (2.4%)
	15,655,000	Egypt Government International Bond, (144A), 6.125%, due 01/31/22 (3)	16,306,248
	28,600,000	Egypt Government International Bond, (144A), 7.5%, due 01/31/27 (3)	30,903,015
	33,625,000	Egypt Government International Bond, (144A), 8.5%, due 01/31/47 (3)	36,710,094

		Total Egypt (Cost: $79,281,880)	83,919,357

		El Salvador (1.6%)
	34,795,000	El Salvador Government International Bond, (144A), 8.625%, due 02/28/29 (3)	35,316,925
	9,000,000	El Salvador Government International Bond, (Reg. S), 7.375%, due 12/01/19 (4)	9,067,500
	12,497,000	El Salvador Government International Bond, (Reg. S), 7.65%, due 06/15/35 (4)	11,434,755

		Total El Salvador (Cost: $57,488,529)	55,819,180

		Ghana (0.9%)
	22,140,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23 (4)	21,946,275
	10,250,000	Ghana Government International Bond, (Reg. S), 8.125%, due 01/18/26 (4)	10,147,500

		Total Ghana (Cost: $31,091,564)	32,093,775

See accompanying notes to financial statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Honduras (Cost: $19,224,655) (0.6%)
$	19,085,000	Honduras Government International Bond, (144A), 6.25%, due 01/19/27 (3)	$19,896,113

		India (0.9%)
	15,450,000	Neerg Energy, Ltd., (144A), 6%, due 02/13/22 (3)	15,720,375
	16,160,000	Vedanta Resources PLC, (144A), 6.375%, due 07/30/22 (3)	16,431,488

		Total India (Cost: $31,611,440)	32,151,863

		Indonesia (4.0%)
	13,885,000	Freeport-McMoRan, Inc., 3.55%, due 03/01/22	13,121,325
	9,100,000	Indika Energy Capital II Pte, Ltd., (144A), 6.875%, due 04/10/22 (3)	9,117,290
	3,675,000	Indo Energy Finance II BV, (Reg. S), 6.375%, due 01/24/23 (4)	3,523,638
	14,965,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42 (4)	15,956,431
	9,750,000	Pertamina Persero PT, (Reg. S), 6.45%, due 05/30/44 (4)	11,035,089
	26,980,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.15%, due 03/29/27 (3)	27,533,090
	12,750,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (3)	13,288,050
	14,850,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26 (3)	15,567,255
	19,780,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25 (4)	20,472,300
	8,350,000	Saka Energi Indonesia PT, (144A), 4.45%, due 05/05/24 (3)	8,379,826

		Total Indonesia (Cost: $132,763,284)	137,994,294

		Iraq (Cost: $28,922,375) (0.9%)
	34,850,000	Iraq International Bond, (Reg. S), 5.8%, due 01/15/28 (4)	31,201,205

		Kazakhstan (2.8%)
	32,195,000	KazMunayGas National Co. JSC, (144A), 4.75%, due 04/19/27 (3)	32,085,537
	39,865,000	KazMunayGas National Co. JSC, (144A), 5.75%, due 04/19/47 (3)	38,940,212
	25,825,000	Tengizchevroil Finance Co. International, Ltd., (144A), 4%, due 08/15/26 (3)	25,065,745

		Total Kazakhstan (Cost: $96,526,632)	96,091,494

		Lebanon (4.2%)
	19,710,000	Lebanon Government International Bond, 6.15%, due 06/19/20	20,408,030
	47,275,000	Lebanon Government International Bond, 6.4%, due 05/26/23	48,939,080
	34,135,000	Lebanon Government International Bond, (Reg. S), 6%, due 01/27/23 (4)	35,073,713
	40,135,000	Lebanon Government International Bond, (Reg. S), 6.65%, due 11/03/28 (4)	40,411,931

		Total Lebanon (Cost: $141,677,364)	144,832,754

		Mexico (8.6%)
	21,705,000	Banco Mercantil del Norte S.A., (144A), 5.75%, due 10/04/31 (1)(3)	21,355,549
	12,891,000	BBVA Bancomer S.A., (Reg. S), 6.008%, due 05/17/22 (1)(4)	12,891,000
	12,395,000	Credito Real S.A.B. de C.V. SOFOM ER, (144A), 7.25%, due 07/20/23 (3)	12,883,363
	9,400,000	Grupo Kaltex S.A. de C.V., (144A), 8.875%, due 04/11/22 (3)	9,357,700
	11,219,000	Metalsa S.A. de C.V., (Reg. S), 4.9%, due 04/24/23 (4)	11,078,763
MXN	530,000,000	Mexico Government Bond (BONOS), 10%, due 12/05/24	32,581,519
$	31,635,000	Mexico Government International Bond, 4.15%, due 03/28/27	32,558,742
	32,345,000	Petroleos Mexicanos, 4.625%, due 09/21/23	32,613,463
	21,030,000	Petroleos Mexicanos, (144A), 6.5%, due 03/13/27 (3)	22,802,829
	49,785,000	Petroleos Mexicanos, 6.5%, due 06/02/41	50,108,602
	38,645,000	Petroleos Mexicanos, 6.625%, due 06/15/35	40,384,025

See accompanying notes to financial statements.

12

TCW Emerging Markets Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Mexico (Continued)
MXN	387,503,500	Petroleos Mexicanos, (Reg. S), 7.19%, due 09/12/24 (4)	$18,142,133

		Total Mexico (Cost: $287,170,986)	296,757,688

		Mongolia (1.1%)
$	9,600,000	Mongolia Government International Bond, (144A), 8.75%, due 03/09/24 (3)	10,685,760
	5,736,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18 (4)	5,744,719
	23,480,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22 (4)	22,541,809

		Total Mongolia (Cost: $37,969,657)	38,972,288

		Nigeria (Cost: $9,659,672) (0.3%)
	9,350,000	Nigeria Government International Bond, (144A), 7.875%, due 02/16/32 (3)	10,179,345

		Oman (1.9%)
	30,220,000	Oman Government International Bond, (144A), 5.375%, due 03/08/27 (3)	31,582,922
	29,855,000	Oman Government International Bond, (144A), 6.5%, due 03/08/47 (3)	32,234,264

		Total Oman (Cost: $60,048,107)	63,817,186

		Panama (1.8%)
	31,410,000	AES Panama SRL, (144A), 6%, due 06/25/22 (3)	32,548,612
	29,825,000	Global Bank Corp., (144A), 4.5%, due 10/20/21 (3)	29,914,475

		Total Panama (Cost: $61,373,706)	62,463,087

		Paraguay (1.3%)
	15,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (3)	16,935,725
	28,995,000	Paraguay Government International Bond, (144A), 4.7%, due 03/27/27 (3)	29,618,393

		Total Paraguay (Cost: $45,113,654)	46,554,118

		Peru (1.5%)
	10,633,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29 (1)(4)	11,709,591
	12,014,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (1)(3)	12,617,103
	17,000,000	Orazul Energy Egenor S en C por A, (144A), 5.625%, due 04/28/27 (3)	17,026,350
	10,997,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22 (4)	11,183,949

		Total Peru (Cost: $50,509,294)	52,536,993

		Russia (4.6%)
	15,750,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.5%, due 10/05/27 (1)(3)	15,986,250
	14,065,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 8.875%, due 12/31/99 (1)(3)	14,091,724
	24,830,000	Gazprom OAO via Gaz Capital S.A., (144A), 4.95%, due 03/23/27 (3)	25,062,781
	31,641,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 4.95%, due 02/06/28 (4)	31,898,083
	10,001,000	GTH Finance BV, (144A), 7.25%, due 04/26/23 (3)	10,979,098
	14,050,000	Metalloinvest Finance DAC, (144A), 4.85%, due 05/02/24 (3)	14,050,000
RUB	2,000,000,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	34,179,546
$	12,000,000	VimpelCom Holdings BV, (Reg. S), 7.504%, due 03/01/22 (4)	13,612,800

		Total Russia (Cost: $157,198,307)	159,860,282

See accompanying notes to financial statements.

13

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		South Africa (3.5%)
$	11,200,000	Eskom Holdings SOC, Ltd., (Reg. S), 6.75%, due 08/06/23 (4)	$11,608,800
	35,425,000	Eskom Holdings SOC, Ltd., (Reg. S), 7.125%, due 02/11/25 (4)	36,753,437
	10,400,000	Petra Diamonds US Treasury PLC, (144A), 7.25%, due 05/01/22 (3)	10,894,000
	36,975,000	Republic of South Africa Government International Bond, 4.3%, due 10/12/28	34,963,560
ZAR	302,000,000	South Africa Government Bond, 10.5%, due 12/21/26	25,208,197

		Total South Africa (Cost: $119,309,378)	119,427,994

		Sri Lanka (2.5%)
$	19,600,000	Sri Lanka Government International Bond, (144A), 6.825%, due 07/18/26 (3)	20,665,750
	25,200,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22 (4)	26,146,008
	23,200,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (4)	24,650,928
	12,525,000	Sri Lanka Government International Bond, (Reg. S), 6.85%, due 11/03/25 (4)	13,227,652

		Total Sri Lanka (Cost: $79,417,407)	84,690,338

		Turkey (4.5%)
	8,500,000	Akbank TAS, (144A), 7.2%, due 03/16/27 (1)(3)	9,010,850
	16,600,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 5.004%, due 04/06/23 (3)	16,956,900
	22,775,000	Turkey Government International Bond, 4.25%, due 04/14/26	21,693,187
	58,090,000	Turkey Government International Bond, 6%, due 03/25/27	62,265,219
	28,200,000	Turkey Government International Bond, 6%, due 01/14/41	29,387,220
	16,835,000	Turkiye Is Bankasi, (144A), 6.125%, due 04/25/24 (3)	17,154,865

		Total Turkey (Cost: $150,293,407)	156,468,241

		Ukraine (3.8%)
	9,805,000	Ferrexpo Finance PLC, (Reg. S), 10.375%, due 04/07/19 (4)	10,284,465
	30,453,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40 (1)(2)(3)	10,826,041
	33,233,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/20 (4)	33,648,579
	44,952,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/21 (4)	44,925,029
	34,650,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/25 (4)	33,021,450

		Total Ukraine (Cost: $131,262,173)	132,705,564

		Uruguay (Cost: $6,841,250) (0.2%)
	6,500,000	Uruguay Government International Bond, 4.375%, due 10/27/27	6,830,850

		Venezuela (3.8%)
	149,091,000	Petroleos de Venezuela S.A. (Reg. S), 5.375%, due 04/12/27 (4)	57,549,126
	17,350,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 10/27/20 (4)	13,680,475
	41,000,000	Venezuela Government International Bond, 9.25%, due 09/15/27	22,090,800
	31,395,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (4)	19,072,516
	37,970,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (4)	18,229,397

		Total Venezuela (Cost: $110,799,663)	130,622,314

		Zambia (Cost: $11,385,000) (0.3%)
	11,385,000	First Quantum Minerals, Ltd., (144A), 7.5%, due 04/01/25 (3)	11,570,006

		Total Fixed Income Securities (Cost: $3,117,811,234) (94.0%)	3,245,481,185

See accompanying notes to financial statements.

14

TCW Emerging Markets Income Fund

April 30, 2017

	Number of Shares	Equity Securities	Value
		Mexico (0.0%)
	2,707,350	Corp. GEO S.A.B. de C.V. (6)	$—
	240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (6)	—

		Total Mexico (Cost: $—)	—

		Total Equity Securities (Cost: $—) (0.0%)	—

	Notional Amount	Currency Options
$	34,215,000	USD Call / MXN Put, Strike Price MXN 19.14, Expires 05/02/17 (7)	16,423

		Total Currency Options (Cost: $139,700) (0.0%)	16,423

	Number of Shares	Money Market Investments
	154,919,994	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (8)	154,919,994

		Total Money Market Investments (Cost: $154,919,994) (4.5%)	154,919,994

	Principal Amount	Short-Term Investments
		U.S. Treasury Securities (Cost: $797,650) (0.0%)
$	800,000	U.S. Treasury Bill, 0.85%, due 09/07/17 (9)	797,561

		Total Short-Term Investments (Cost: $797,650) (0.0%)	797,561

		Total Investments (Cost: $3,273,668,578) (98.5%)	3,401,215,163
		Excess of Other Assets over Liabilities (1.5%)	50,176,049

		Total Net Assets (100.0%)	$3,451,391,212

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Bank of America	BRL	93,460,290	07/12/17	$28,875,000	$28,749,236	$(125,764)

SELL (11)
Bank of America	BRL	159,543,750	07/12/17	$47,625,000	$49,077,111	$(1,452,111)
BNP Paribas S.A.	ARS	219,679,500	07/05/17	13,700,000	13,793,059	(93,059)
Goldman Sachs & Co.	BRL	49,033,600	07/12/17	15,400,000	15,083,182	316,818

				$76,725,000	$77,953,352	$(1,228,352)

See accompanying notes to financial statements.

15

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$34,215,000	USD Put / MXN Call, Strike Price MXN 18.55, Expires 05/02/17 (7)	$(110,891)	$(3,114)

Credit Default Swaps — Buy Protection
Notional Amount (12)	Implied Credit Spread (13)	Expiration Date	Counterparty & Reference Entity	Fixed Deal Pay Rate	Unrealized Appreciation	Premium Paid (Received)	Value (14)
OTC Swaps
$ 15,900,000	0.82%	6/20/22	Bank of America, China Government Bond, 7.5%, due 10/28/27	1%	$(114,020)	$(28,916)	$(142,936)
19,700,000	0.82%	6/20/22	Deutsche Bank AG, China Government Bond, 7.5%, due 10/28/27	1%	(124,512)	(52,585)	(177,097)
31,900,000	1.30%	6/20/22	Citibank N.A., Colombia Government Bond 10.375%, 01/28/33	1%	(355,668)	759,675	404,007
10,685,000	1.29%	6/20/22	Bank of America, Indonesia Government Bond, 5.875%, due 03/13/20	1%	(91,530)	228,382	136,852
11,400,000	1.29%	6/20/22	Deutsche Bank AG, Indonesia Government Bond, 5.875%, due 03/13/20	1%	(84,363)	230,373	146,010
16,350,000	1.20%	6/20/22	Citibank N.A., Mexico Government Bond, 5.95%, 3/19/19	1%	(233,500)	375,434	141,934
31,650,000	1.20%	6/20/22	Bank of America, Mexico Government Bond, 5.95%, 3/19/19	1%	(592,217)	866,971	274,754
17,370,000	0.57%	6/20/22	Barclays Capital, Korea Government Bond, 7.125%, 04/16/19	1%	(17,804)	(348,359)	(366,163)
112,410,000	0.57%	6/20/22	Citibank N.A., Korea Government Bond, 7.125%, 04/16/19	1%	174,996	(2,544,621)	(2,369,625)

					$(1,438,618)	$(513,646)	$(1,952,264)

See accompanying notes to financial statements.

16

TCW Emerging Markets Income Fund

April 30, 2017

Notes to the Schedule of Investments:

ARS -	Argentine Peso.
BRL -	Brazilian Real.
MXN -	Mexican Peso.
RUB -	Russian Ruble.
USD -	U.S. Dollar.
ZAR -	South African Rand.
OTC -	Over the Counter.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(2)	Security not accruing interest.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $1,141,117,959 or 33.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2017, the value of these securities amounted to $1,015,651,267 or 29.4% of net assets.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Non-income producing security.
(7)	Over-the-counter traded option; Counterparty — Citigroup Global Markets, Inc.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(13)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(14)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

17

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	1.3%
Auto Parts & Equipment	0.3
Banks	8.7
Building Materials	0.3
Currency Options	0.0	*
Diversified Financial Services	0.4
Electric	4.4
Energy-Alternate Sources	0.7
Engineering & Construction	0.4
Food	0.6
Foreign Government Bonds	51.5
Government Regional/Local	1.3
Iron & Steel	2.1
Lodging	0.5
Mining	2.2
Oil & Gas	18.3
Short Term Investments	0.0	*
Telecommunications	0.7
Textiles	0.3
Money Market Investments	4.5

Total	98.5%

*	Amount rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

18

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—		$42,852,336	$—	$42,852,336
Auto Parts & Equipment	—		11,078,763	—	11,078,763
Banks	—		298,607,029	—	298,607,029
Building Materials	—		11,963,767	—	11,963,767
Diversified Financial Services	—		12,883,363	—	12,883,363
Electric	—		148,198,881	—	148,198,881
Energy-Alternate Sources	—		25,610,375	—	25,610,375
Engineering & Construction	—		12,640,928	—	12,640,928
Food	—		21,271,644	—	21,271,644
Foreign Government Bonds	—		1,788,823,380	—	1,788,823,380
Government Regional/Local	—		44,681,882	—	44,681,882
Iron & Steel	—		65,531,041	8,209,172	73,740,213
Lodging	—		15,622,578	—	15,622,578
Mining	—		77,325,013	—	77,325,013
Oil & Gas	—		626,231,435	—	626,231,435
Telecommunications	—		24,591,898	—	24,591,898
Textiles	—		9,357,700	—	9,357,700

Total Fixed Income Securities	—		3,237,272,013	8,209,172	3,245,481,185

Equity Securities
Miscellaneous Manufacturers	—	*	—	—	— *

Total Equity Securities	—	*	—	—	— *

Currency Options	—		16,423	—	16,423
Money Market Investments	154,919,994		—	—	154,919,994
Short-Term Investments	797,561		—	—	797,561

Total Investments	155,717,555		3,237,288,436	8,209,172	3,401,215,163

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		316,818	—	316,818
Swap Agreements
Credit Risk	—		1,103,557	—	1,103,557

Total	$155,717,555		$3,238,708,811	$8,209,172	$3,402,635,538

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(1,670,934)	$—	$(1,670,934)
Written Options
Foreign Currency Risk	—		(3,114)	—	(3,114)
Swap Agreements
Credit Risk	—		(3,055,821)	—	(3,055,821)

Total	$—		$(4,729,869)	$—	$(4,729,869)

*	Amount rounds to less than $1.

See accompanying notes to financial statements.

19

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Argentina (4.1% of Net Assets)
ARS	17,000,000	Argentina Bonar Bonds, 21.392%, due 04/03/22 (1)	$1,165,373
ARS	19,300,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	1,370,548
ARS	1,266,000	Argentine Republic Government International Bond, 5.83%, due 12/31/33 (1)	624,523
ARS	8,000,000	Argentina Treasury Bond (BONCER), 2.5%, due 07/22/21	623,268
ARS	11,780,000	Banco Hipotecario S.A., (144A), 21.354%, due 01/12/20 (1)(2)	769,325
ARS	560,000	YPF S.A., (144A), 23.083%, due 07/07/20 (1)(2)	605,754

		Total Argentina (Cost: $4,887,359)	5,158,791

		Brazil (15.1%)
BRL	1,202,000	Brazil Notas do Tesouro Nacional, Series B, 6%, due 08/15/50	1,236,952
BRL	14,305,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	4,472,110
BRL	16,700,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	5,161,687
BRL	26,430,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	8,129,553

		Total Brazil (Cost: $14,720,471)	19,000,302

		Colombia (6.0%)
COP	11,831,900,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	4,211,168
COP	600,000,000	Colombian TES (Treasury) Bond, 7.5%, due 08/26/26	220,987
COP	1,700,000,000	Colombian TES (Treasury) Bond, 7.75%, due 09/18/30	638,437
COP	6,082,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	2,525,533

		Total Colombia (Cost: $6,677,035)	7,596,125

		India (3.4%)
INR	80,000,000	NTPC Ltd., (Reg. S), 7.375%, due 08/10/21 (3)	1,254,942
INR	180,000,000	Rural Electrification Corp., Ltd., 8.82%, due 04/12/23	2,957,663

		Total India (Cost: $4,054,666)	4,212,605

		Indonesia (11.9%)
IDR	73,000,000,000	Indonesia Treasury Bond, 8.25%, due 07/15/21	5,783,480
IDR	39,128,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	3,156,146
IDR	24,003,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	1,916,602
IDR	49,341,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	4,160,717

		Total Indonesia (Cost: $14,052,948)	15,016,945

		Malaysia (7.5%)
MYR	5,200,000	Malaysia Government Bond, 3.48%, due 03/15/23	1,172,546
MYR	13,978,000	Malaysia Government Bond, 3.659%, due 10/15/20	3,220,961
MYR	4,700,000	Malaysia Government Bond, 3.759%, due 03/15/19	1,092,769
MYR	6,000,000	Malaysia Government Bond, 3.8%, due 08/17/23	1,374,568
MYR	5,200,000	Malaysia Government Bond, 3.955%, due 09/15/25	1,187,137
MYR	6,260,000	Malaysia Government Bond, 4.254%, due 05/31/35	1,396,639

		Total Malaysia (Cost: $9,721,776)	9,444,620

		Mexico (12.0%)
MXN	24,000,000	Mexico Government Bond (BONOS), 6.5%, due 06/10/21	1,241,120
MXN	50,600,000	Mexico Government Bond (BONOS), 6.5%, due 06/09/22	2,598,991

See accompanying notes to financial statements.

20

TCW Emerging Markets Local Currency Income Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Mexico (Continued)
MXN	23,930,000	Mexico Government Bond (BONOS), 7.75%, due 05/29/31	$1,290,961
MXN	53,600,000	Mexico Government Bond (BONOS), 7.75%, due 11/13/42	2,862,959
MXN	48,000,000	Mexico Government Bond (BONOS), 8%, due 06/11/20	2,599,693
MXN	36,600,000	Mexico Government Bond (BONOS), 8.5%, due 05/31/29	2,106,196
MXN	19,000,000	Mexico Government Bond (BONOS), 10%, due 12/05/24	1,168,016
MXN	22,240,000	Petroleos Mexicanos, (Reg. S), 7.19%, due 09/12/24 (3)	1,041,232
MXN	3,700,000	Petroleos Mexicanos, (Reg. S), 7.65%, due 11/24/21 (3)	185,938

		Total Mexico (Cost: $14,204,262)	15,095,106

		Peru (3.6%)
PEN	3,800,000	Fondo MIVIVIENDA S.A., (144A), 7%, due 02/14/24 (2)	1,209,277
PEN	3,300,000	Peruvian Government International Bond, (144A), 6.35%, due 08/12/28 (2)	1,054,823
PEN	6,931,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31 (3)	2,312,444

		Total Peru (Cost: $4,083,762)	4,576,544

		Poland (Cost: $2,322,167) (1.9%)
PLN	9,200,000	Poland Government Bond, 3.25%, due 07/25/25	2,376,090

		Russia (7.3%)
RUB	191,700,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	3,276,110
RUB	47,000,000	Russian Federal Bond — OFZ, 7%, due 08/16/23	799,096
RUB	78,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	1,317,270
RUB	115,000,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	2,014,558
RUB	94,000,000	Russian Federal Bond — OFZ, 8.5%, due 09/17/31	1,756,527

		Total Russia (Cost: $8,208,905)	9,163,561

		Serbia (Cost: $1,951,749) (1.7%)
RSD	198,900,000	Serbia Treasury Bond, 10%, due 02/05/22	2,086,481

		South Africa (9.4%)
ZAR	52,600,000	South Africa Government Bond, 7%, due 02/28/31	3,281,265
ZAR	41,500,000	South Africa Government Bond, 8.875%, due 02/28/35	2,959,070
ZAR	67,094,062	South Africa Government Bond, 10.5%, due 12/21/26	5,600,399

		Total South Africa (Cost: $11,664,349)	11,840,734

		Sri Lanka (Cost: $550,832) (0.4%)
LKR	87,000,000	Sri Lanka Government Bonds, 10.75%, due 03/01/21	554,527

		Turkey (7.3%)
TRY	4,991,148	Turkey Government Bond, 8.3%, due 06/20/18	1,363,042
TRY	10,600,000	Turkey Government Bond, 8.8%, due 11/14/18	2,890,895
TRY	6,600,000	Turkey Government Bond, 9.2%, due 09/22/21	1,764,798
TRY	6,325,000	Turkey Government Bond, 10.5%, due 01/15/20	1,770,021
TRY	4,720,000	Turkey Government Bond, 10.7%, due 02/17/21	1,328,174

		Total Turkey (Cost: $9,521,151)	9,116,930

		Total Fixed Income Securities (Cost: $106,621,432) (91.6%)	115,239,361

See accompanying notes to financial statements.

21

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

	Notional Amount	Currency Options	Value
$	1,825,000	USD Call / MXN Put, Strike Price MXN 19.35, Expires 05/02/17 (4)	$131
	1,250,000	USD Call / MXN Put, Strike Price MXN 19.14, Expires 05/02/17 (4)	600

		Total Currency Options (Cost: $15,526) (0.0%)	731

	Number of Shares	Money Market Investments
	6,393,590	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (5)	6,393,590

		Total Money Market Investments (Cost: $6,393,590) (5.1%)	6,393,590

	Principal Amount	Short-Term Investments
		Egypt (1.2%)
EGP	10,300,000	Egypt Treasury Bills, 0.721%, due 05/23/17 (6)	565,713
EGP	12,300,000	Egypt Treasury Bills, 0.762%, due 06/20/17 (6)	666,673
EGP	5,700,000	Egypt Treasury Bills, 0.795%, due 07/11/17 (6)	305,585

		Total Egypt (Cost: $1,534,549)	1,537,971

		Total Short-Term Investments (Cost: $1,534,549) (1.2%)	1,537,971

		Total Investments (Cost: $114,565,097) (97.9%)	123,171,653
		Excess of Other Assets over Liabilities (2.1%)	2,582,943

		Total Net Assets (100.0%)	$125,754,596

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$1,250,000	USD Put / MXN Call, Strike Price MXN 18.55, Expires 05/02/17 (4)	$(4,051)	$(114)
1,825,000	USD Put / MXN Call, Strike Price MXN 18.42, Expires 05/02/17 (4)	(9,490)	(11)

		$(13,541)	$(125)

See accompanying notes to financial statements.

22

TCW Emerging Markets Local Currency Income Fund

April 30, 2017

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Bank of America	THB	345,347,200	05/02/17	$9,860,000	$9,984,018	$124,018
Bank of America	BRL	8,156,534	07/12/17	2,520,000	2,509,024	(10,976)
Bank of America	HUF	1,753,372,713	07/19/17	5,975,000	6,117,133	142,133
Bank of America	IDR	24,368,030,000	05/17/17	1,826,689	1,825,543	(1,146)
Bank of America	MXN	21,463,255	05/17/17	1,077,337	1,128,268	50,931
Bank of America	PLN	42,916,632	06/05/17	10,670,000	11,053,325	383,325
Bank of America	TRY	8,051,085	07/14/17	2,135,000	2,218,932	83,932
BNP Paribas S.A.	CLP	399,900,000	06/28/17	600,000	598,155	(1,845)
BNP Paribas S.A.	COP	5,237,190,000	06/23/17	1,785,000	1,760,299	(24,701)
BNP Paribas S.A.	PLN	1,407,456	06/05/17	360,000	362,495	2,495
BNP Paribas S.A.	ZAR	5,611,630	06/13/17	427,065	416,344	(10,721)
Citibank N.A.	INR	77,763,000	05/17/17	1,200,000	1,206,278	6,278
Standard Chartered PLC	THB	348,766,275	08/02/17	10,075,000	10,077,514	2,514

				$48,511,091	$49,257,328	$746,237

SELL (8)
Bank of America	BRL	17,755,000	07/12/17	$5,300,000	$5,461,600	$(161,600)
Bank of America	IDR	24,368,030,000	05/17/17	1,810,000	1,825,543	(15,543)
Bank of America	RUB	66,724,200	05/16/17	1,140,000	1,167,052	(27,052)
Bank of America	ZAR	5,611,630	06/13/17	415,000	416,344	(1,344)
BNP Paribas S.A.	ARS	17,478,150	07/05/17	1,090,000	1,097,404	(7,404)
BNP Paribas S.A.	MXN	21,463,255	05/17/17	1,045,000	1,128,268	(83,268)
Citibank N.A.	INR	145,859,400	05/17/17	2,160,000	2,262,605	(102,605)
Goldman Sachs International	BRL	8,604,088	07/12/17	2,655,000	2,646,695	8,305
Standard Chartered PLC	THB	345,347,200	05/02/17	9,981,133	9,984,018	(2,885)

				$25,596,133	$25,989,529	$(393,396)

Cross Currency Forwards

Counterparty		Contracts to Deliver/ Units of Currency	Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Bank of America	EUR	4,275,000	08/07/17	CZK	114,753,825	$8,397
Bank of America	CZK	115,138,575	05/09/17	EUR	4,275,000	(16,760)
Goldman Sachs International	EUR	4,250,000	12/18/17	CZK	113,529,715	(7,302)

						$(15,665)

See accompanying notes to financial statements.

23

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ARS -	Argentine Peso.
BRL -	Brazilian Real.
CLP -	Chilean Peso.
COP -	Colombian Peso.
CZK -	Czech Koruna.
EGP -	Egyptian Pound.
EUR -	Euro Currency.
HUF -	Hungarian Forint.
IDR -	Indonesian Rupiah.
INR -	Indian Rupee.
LKR -	Sri Lankan Rupee.
MXN -	Mexican Peso.
MYR -	Malaysian Ringgit.
PEN -	Peruvian Nouveau Sol.
PLN -	Polish Zloty.
RSD -	Serbian Dinar.
RUB -	Russian Ruble.
THB -	Thai Baht.
TRY -	New Turkish Lira.
ZAR -	South African Rand.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $3,639,179 or 2.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2017, the value of these securities amounted to $4,794,556 or 3.8% of net assets.
(4)	Over-the-counter traded option; Counterparty — Citigroup Global Markets, Inc.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(6)	Security not accruing interest.
(7)	Fund buys foreign currency, sells U.S. Dollar.
(8)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

24

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Diversified Financial Services	2.4%
Electric	1.0
Foreign Government Bonds	87.3
Currency Options	0.0 *
Oil & Gas	0.9
Short Term Investments	1.2
Money Market Investments	5.1

Total	97.9%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

25

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Diversified Financial Services	$—	$2,957,663	$—	$2,957,663
Electric	—	1,254,942	—	1,254,942
Foreign Government Bonds	—	109,799,586	—	109,799,586
Oil & Gas	—	1,227,170	—	1,227,170

Total Fixed Income Securities	—	115,239,361	—	115,239,361

Currency Options	—	731	—	731
Money Market Investments	6,393,590	—	—	6,393,590
Short-Term Investments*	—	1,537,971	—	1,537,971

Total Investments	6,393,590	116,778,063	—	123,171,653

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	812,328	—	812,328

Total	$6,393,590	$117,590,391	$—	$123,983,981

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(475,152)	$—	$(475,152)
Written Options
Foreign Currency Risk	—	(125)	—	(125)

Total	$—	$(475,277)	$—	$(475,277)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Argentina (3.6% of Net Assets)
ARS	2,300,000	Argentina Bonar Bonds, 21.392%, due 04/03/22 (1)	$160,000
ARS	1,325,000	Argentina Treasury Bond (BONCER), 2.5%, due 07/22/21	103,915
ARS	1,705,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	122,584
$	600,000	Argentine Republic Government International Bond, 0%, due 12/15/35 (1)(2)	58,770
	385,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	256,987
	200,000	Argentine Republic Government International Bond, 6.625%, due 07/06/28	205,080
	265,000	Argentine Republic Government International Bond, 6.875%, due 01/26/27	280,052
	250,000	Argentine Republic Government International Bond, 7.125%, due 07/06/36	253,800
ARS	1,575,000	Banco Hipotecario S.A., (144A), 21.354%, due 01/12/20 (1)(3)	103,934
$	150,000	Genneia S.A., (144A), 8.75%, due 01/20/22 (3)	161,250
	150,000	Pampa Energia S.A., (144A), 7.5%, due 01/24/27 (3)	159,795
	40,000	YPF S.A., (144A), 23.083%, due 07/07/20 (1)(3)	43,850

		Total Argentina (Cost: $1,849,484)	1,910,017

		Bahrain (Cost: $404,742) (0.8%)
	400,000	Bahrain Government International Bond, (144A), 7%, due 10/12/28 (3)	416,560

		Brazil (6.5%)
	200,000	Andrade Gutierrez International S.A., (Reg. S), 4%, due 04/30/18 (4)	182,000
	200,000	Banco do Brasil S.A., (Reg. S), 9%, due 06/29/49 (1)(4)	210,920
	225,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (4)	222,322
BRL	1,495,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	470,609
$	225,000	Brazilian Government International Bond, 5%, due 01/27/45	204,413
	200,000	Brazilian Government International Bond, 6%, due 04/07/26	219,500
	100,000	CSN Resources S.A., (Reg. S), 6.5%, due 07/21/20 (4)	81,500
	200,000	GTL Trade Finance, Inc., (Reg. S), 5.893%, due 04/29/24 (4)	204,680
	200,000	Minerva Luxembourg S.A., (144A), 6.5%, due 09/20/26 (3)	199,248
	250,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	239,925
	230,000	Petrobras Global Finance BV, 5.625%, due 05/20/43	192,441
	210,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	198,975
	100,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	89,550
	285,000	Petrobras Global Finance BV, 7.375%, due 01/17/27	306,460
	200,000	Samarco Mineracao S.A., (Reg. S), 4.125%, due 11/01/22 (4)(5)	128,620
	40,000	Vale Overseas, Ltd., 6.875%, due 11/10/39	43,504
	200,000	VM Holding S.A., (144A), 5.375%, due 05/04/27 (3)	198,096

		Total Brazil (Cost: $3,226,754)	3,392,763

		Chile (0.8%)
	200,000	Latam Airlines Group S.A., (Reg. S), 7.25%, due 06/09/20 (4)	210,514
	200,000	Latam Finance, Ltd., (144A), 6.875%, due 04/11/24 (3)	203,120

		Total Chile (Cost: $404,332)	413,634

		China (0.8%)
	200,000	Energuate Trust, (144A), 5.875%, due 05/03/27 (3)	203,500
	200,000	Studio City Co., Ltd., (144A), 7.25%, due 11/30/21 (3)	214,375

		Total China (Cost: $414,331)	417,875

See accompanying notes to financial statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Colombia (1.7%)
$	200,000	Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., (Reg. S), 8.375%, due 05/10/20 (4)	$198,900
	200,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26 (3)	213,540
	85,000	Banco GNB Sudameris S.A., (144A), 6.5%, due 04/03/27 (1)(3)	87,801
	400,000	Colombia Government International Bond, 5%, due 06/15/45	406,800

		Total Colombia (Cost: $879,568)	907,041

		Costa Rica (1.0%)
	200,000	Banco Nacional de Cost Rica, (144A), 5.875%, due 04/25/21 (3)	207,250
	325,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (4)	337,057

		Total Costa Rica (Cost: $505,763)	544,307

		Dominican Republic (1.4%)
	200,000	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A., (144A), 7.95%, due 05/11/26 (3)	216,920
	200,000	Dominican Republic International Bond, (144A), 5.95%, due 01/25/27 (3)	210,120
	275,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45 (4)	293,906

		Total Dominican Republic (Cost: $686,697)	720,946

		Ecuador (0.8%)
	200,000	Ecuador Government International Bond, (144A), 9.65%, due 12/13/26 (3)	204,500
	200,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24 (4)	192,000

		Total Ecuador (Cost: $378,565)	396,500

		Egypt (1.2%)
	200,000	Egypt Government International Bond, (144A), 6.125%, due 01/31/22 (3)	208,320
	370,000	Egypt Government International Bond, (144A), 7.5%, due 01/31/27 (3)	399,794

		Total Egypt (Cost: $582,068)	608,114

		El Salvador (0.8%)
	225,000	El Salvador Government International Bond, (144A), 8.625%, due 02/28/29 (3)	228,375
	45,000	El Salvador Government International Bond, (Reg. S), 5.875%, due 01/30/25 (4)	40,311
	50,000	El Salvador Government International Bond, (Reg. S), 6.375%, due 01/18/27 (4)	44,875
	100,000	El Salvador Government International Bond, (Reg. S), 7.65%, due 06/15/35 (4)	91,500

		Total El Salvador (Cost: $420,889)	405,061

		Ghana (Cost: $205,836) (0.4%)
	220,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23 (4)	218,075

		Honduras (Cost: $150,000) (0.3%)
	150,000	Honduras Government International Bond, (144A), 6.25%, due 01/19/27 (3)	156,375

		India (Cost: $200,000) (0.4%)
	200,000	Neerg Energy, Ltd., (144A), 6%, due 02/13/22 (3)	203,500

		Indonesia (1.6%)
	85,000	Freeport-McMoRan, Inc., 3.55%, due 03/01/22	80,325
	200,000	Indika Energy Capital II Pte, Ltd., (144A), 6.875%, due 04/10/22 (3)	200,380

See accompanying notes to financial statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Indonesia (Continued)
IDR	1,700,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	$135,742
$	200,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42 (4)	213,250
	200,000	Saka Energi Indonesia PT, (144A), 4.45%, due 05/05/24 (3)	200,715

		Total Indonesia (Cost: $810,415)	830,412

		Iraq (Cost: $223,989) (0.4%)
	250,000	Iraq International Bond, (Reg. S), 5.8%, due 01/15/28 (4)	223,825

		Kazakhstan (1.9%)
	600,000	KazMunayGas National Co. JSC, (144A), 4.75%, due 04/19/27 (3)	597,960
	200,000	KazMunayGas National Co. JSC, (Reg. S), 5.75%, due 04/30/43 (4)	198,517
	200,000	Tengizchevroil Finance Co. International, Ltd., (144A), 4%, due 08/15/26 (3)	194,120

		Total Kazakhstan (Cost: $990,240)	990,597

		Lebanon (2.0%)
	245,000	Lebanon Government International Bond, (Reg. S), 6%, due 01/27/23 (4)	251,737
	130,000	Lebanon Government International Bond, 6.15%, due 06/19/20	134,604
	615,000	Lebanon Government International Bond, 6.4%, due 05/26/23	636,648

		Total Lebanon (Cost: $1,006,098)	1,022,989

		Mexico (4.0%)
	200,000	Banco Mercantil del Norte S.A., (144A), 5.75%, due 10/04/31 (1)(3)	196,780
	200,000	Credito Real S.A.B. de C.V. SOFOM ER, (144A), 7.25%, due 07/20/23 (3)	207,880
	200,000	Grupo Kaltex S.A. de C.V., (144A), 8.875%, due 04/11/22 (3)	199,100
MXN	3,100,000	Mexico Government Bond (BONOS), 10%, due 12/05/24	190,571
$	200,000	Mexico Government International Bond, 4.15%, due 03/28/27	205,840
	220,000	Petroleos Mexicanos, 4.625%, due 09/21/23	221,826
	116,000	Petroleos Mexicanos, (144A), 6.5%, due 03/13/27 (3)	125,779
	355,000	Petroleos Mexicanos, 6.5%, due 06/02/41	357,308
	300,000	Petroleos Mexicanos, 6.625%, due 06/15/35	313,500
MXN	1,750,000	Petroleos Mexicanos, (Reg. S), 7.19%, due 09/12/24 (4)	81,931

		Total Mexico (Cost: $2,049,896)	2,100,515

		Mongolia (Cost: $189,955) (0.4%)
$	200,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22 (4)	192,009

		Oman (1.2%)
	400,000	Oman Government International Bond, (144A), 5.375%, due 03/08/27 (3)	418,040
	200,000	Oman Government International Bond, (144A), 6.5%, due 03/08/47 (3)	215,939

		Total Oman (Cost: $616,092)	633,979

		Panama (0.8%)
	200,000	AES Panama SRL, (144A), 6%, due 06/25/22 (3)	207,250
	200,000	Global Bank Corp., (144A), 4.5%, due 10/20/21 (3)	200,600

		Total Panama (Cost: $406,177)	407,850

See accompanying notes to financial statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Paraguay (0.7%)
$	150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (3)	$160,275
	200,000	Paraguay Government International Bond, (144A), 4.7%, due 03/27/27 (3)	204,300

		Total Paraguay (Cost: $352,720)	364,575

		Peru (0.7%)
	70,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29 (1)(4)	77,088
	200,000	Orazul Energy Egenor S en C por A, (144A), 5.625%, due 04/28/27 (3)	200,310
	100,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22 (4)	101,700

		Total Peru (Cost: $371,811)	379,098

		Russia (1.9%)
	200,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 8.875%, due 12/31/99 (1)(3)(6)	200,380
	200,000	Metalloinvest Finance DAC, (144A), 4.85%, due 05/02/24 (3)	200,000
RUB	11,400,000	Russia Government Bond — OFZ, 7%, due 01/25/23	194,823
$	400,000	Russia Government Bond, (Reg. S), 4.75%, due 05/27/26 (4)	422,500

		Total Russia (Cost: $1,005,484)	1,017,703

		South Africa (1.5%)
	200,000	Eskom Holdings SOC, Ltd., (Reg. S), 7.125%, due 02/11/25 (4)	207,500
	200,000	Petra Diamonds US Treasury PLC, (144A), 7.25%, due 05/01/22 (3)	209,500
ZAR	1,920,000	South Africa Government Bond, 10.5%, due 12/21/26	160,264
$	200,000	South Africa Government International Bond, 4.3%, due 10/12/28	189,120

		Total South Africa (Cost: $763,893)	766,384

		Sri Lanka (1.0%)
	290,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22 (4)	300,887
	200,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (4)	212,508

		Total Sri Lanka (Cost: $499,346)	513,395

		Turkey (2.3%)
	200,000	Turkey Government International Bond, 4.25%, due 04/14/26	190,500
	550,000	Turkey Government International Bond, 6%, due 01/14/41	573,155
	200,000	Turkey Government International Bond, 6%, due 03/25/27	214,375
	200,000	Turkiye Is Bankasi, (144A), 6.125%, due 04/25/24 (3)	203,800

		Total Turkey (Cost: $1,129,620)	1,181,830

		Ukraine (1.7%)
	120,000	Ferrexpo Finance PLC, (Reg. S), 10.375%, due 04/07/19(4)	125,868
	240,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40 (1)(2)(3)	85,320
	285,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/21 (4)	284,829
	225,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/20 (4)	227,814
	200,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/25 (4)	190,600

		Total Ukraine (Cost: $904,326)	914,431

		Venezuela (1.4%)
	1,077,000	Petroleos de Venezuela S.A. (Reg. S), 5.375%, due 04/12/27 (4)	415,722

See accompanying notes to financial statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Venezuela (Continued)
$	200,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 10/27/20 (4)	$157,700
	132,500	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (4)	80,494
	154,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (4)	73,935

		Total Venezuela (Cost: $679,337)	727,851

		Zambia (Cost: $200,000) (0.4%)
	200,000	First Quantum Minerals, Ltd., (144A), 7.5%, due 04/01/25 (3)	203,250

		Total Fixed Income Securities (Cost: $22,508,428) (44.4%)	23,181,461

	Number of Shares	Preferred Stock
		Brazil (1.4%)
	12,500	Cia Brasileira de Distribuicao, 1.08% (ADR)	281,875
	37,070	Itau Unibanco Holding S.A., 3.27% (ADR)	455,961

		Total Brazil (Cost: $526,658)	737,836

		Total Preferred Stock (Cost: $526,658) (1.4%)	737,836

		Common Stock
		Argentina (1.4%)
	1,780	MercadoLibre, Inc.	407,460
	10,700	Tenaris S.A. (ADR)	334,161

		Total Argentina (Cost: $581,342)	741,621

		Brazil (2.1%)
	45,800	Banco do Brasil S.A.	470,342
	13,600	CVC Brasil Operadora e Agencia de Viagens S.A.	131,629
	54,700	Petroleo Brasileiro S.A. (SP ADR) (7)	492,847

		Total Brazil (Cost: $1,054,450)	1,094,818

		Canada (0.8%)
	12,900	Barrick Gold Corp.	215,688
	12,800	Goldcorp, Inc.	178,688

		Total Canada (Cost: $462,283)	394,376

		China (13.2%)
	7,262	Alibaba Group Holding, Ltd. (SP ADR) (7)	838,761
	396,000	Aluminum Corp. of China, Ltd. — Class H (7)	194,647
	831,000	Bank of China, Ltd. — Class H	402,006
	189,000	Chongqing Rural Commercial Bank Co., Ltd. — Class H	129,815
	207,000	Fu Shou Yuan International Group, Ltd.	132,214
	34,000	Galaxy Entertainment Group, Ltd.	188,905
	134,000	Great Wall Motor Co., Ltd. — Class H	145,136
	625,000	Industrial & Commercial Bank of China, Ltd. — Class H	407,458
	6,797	Kweichow Moutai Co., Ltd.	406,747

See accompanying notes to financial statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	China (Continued)
12,900	Melco Crown Entertainment, Ltd. (ADR)	$283,155
11,455	Micron Technology, Inc. (7)	316,960
1,500	NetEase, Inc. (ADR)	398,085
106,150	Ping An Insurance Group Co. of China, Ltd. — Class H	596,863
598,621	Q Technology Group Co., Ltd. (7)	508,328
16,500	Silergy Corp.	298,370
15,000	Sunny Optical Technology Group Co., Ltd.	123,263
41,812	Tencent Holdings, Ltd.	1,310,244
170,000	Tongda Group Holdings, Ltd.	66,566
2,900	YY, Inc. (ADR) (7)	142,013

	Total China (Cost: $5,564,574)	6,889,536

	Greece (Cost: $242,120) (0.5%)
15,900	JUMBO S.A.	250,884

	Hungary (Cost: $396,759) (0.7%)
13,910	OTP Bank PLC	391,279

	India (4.9%)
8,865	Bharat Financial Inclusion, Ltd. (7)	110,770
14,000	Finolex Industries, Ltd.	126,398
15,475	Hindustan Petroleum Corp., Ltd.	128,954
41,050	Indian Oil Corp., Ltd.	281,492
2,455	Maruti Suzuki India, Ltd.	248,299
6,665	Max Financial Services, Ltd.	68,187
142,050	Power Finance Corp., Ltd.	352,957
31,750	State Bank of India	142,663
4,600	Supreme Industries, Ltd.	77,370
19,437	Tata Steel, Ltd.	135,348
134,585	Vedanta, Ltd.	508,587
14,570	Yes Bank, Ltd.	370,604

	Total India (Cost: $2,334,493)	2,551,629

	Indonesia (0.6%)
211,900	Bank Rakyat Indonesia Persero Tbk PT	204,674
66,300	United Tractors Tbk PT	133,676

	Total Indonesia (Cost: $343,965)	338,350

	Israel (Cost: $125,503) (0.2%)
5,500	Tower Semiconductor, Ltd. (7)	118,360

	Italy (Cost: $304,592) (0.8%)
89,140	PRADA SpA	417,231

	Japan (1.1%)
2,500	Nabtesco Corp.	70,879
25,000	NTN Corp.	127,437
7,800	Sumco Corp.	136,551
23,000	Tosoh Corp.	216,177

	Total Japan (Cost: $509,988)	551,044

See accompanying notes to financial statements.

32

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Kenya (Cost: $138,883) (0.5%)
1,312,500	Safari.com, Ltd.	$246,452

	Luxembourg (Cost: $350,492) (0.7%)
44,057	ArcelorMittal (7)	346,104

	Malaysia (Cost: $273,066) (0.9%)
942,212	My EG Services BHD	461,891

	Mexico (1.1%)
26,600	Cemex S.A.B. de C.V. (SP ADR)(7)	245,252
268,050	Genomma Lab Internacional S.A.B. de C.V. — Class B (7)	336,444

	Total Mexico (Cost: $494,704)	581,696

	Norway (Cost: $117,788) (0.2%)
5,000	TGS Nopec Geophysical Co. ASA	109,254

	Pakistan (0.7%)
85,799	Habib Bank, Ltd.	225,565
17,600	Lucky Cement, Ltd.	148,690

	Total Pakistan (Cost: $291,501)	374,255

	Poland (Cost: $218,036) (0.5%)
25,000	Dino Polska S.A. (3)(7)	249,665

	Russia (3.4%)
120,300	Aeroflot PJSC (7)	373,713
142,900	Alrosa PJSC	248,303
1,336,000	Inter RAO UES PJSC	95,133
52,760	Mobile TeleSystems PJSC	255,381
1,950	Novatek PJSC (GDR) (4)	236,340
46,920	Rosneft Oil Co. PJSC	262,315
110,745	Sberbank of Russia	322,469

	Total Russia (Cost: $1,305,424)	1,793,654

	South Africa (3.0%)
20,110	Clicks Group, Ltd.	201,808
107,125	FirstRand, Ltd.	399,067
9,700	Foschini Group, Ltd. (The)	115,642
290,345	KAP Industrial Holdings, Ltd.	203,271
13,500	Mr Price Group, Ltd.	158,454
13,664	Nedbank Group, Ltd.	230,028
21,271	Standard Bank Group, Ltd.	235,853

	Total South Africa (Cost: $1,488,820)	1,544,123

	South Korea (6.0%)
1,300	BGF retail Co., Ltd.	125,153
10,600	Doosan Infracore Co., Ltd. (7)	87,670
1,000	Hyundai Mobis Co., Ltd.	195,020
1,870	Hyundai Motor Co.	236,512
11,000	KB Financial Group, Inc. (ADR)	478,170
1,027	Samsung Electronics Co., Ltd.	2,013,359

	Total South Korea (Cost: $2,475,030)	3,135,884

See accompanying notes to financial statements.

33

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

	Number of Shares	Common Stock	Value
		Switzerland (Cost: $372,618) (0.7%)
	60,100	Weatherford International PLC (7)	$346,777

		Taiwan (4.7%)
	314,000	Cathay Financial Holding Co., Ltd.	503,220
	45,000	Formosa Sumco Technology Corp.	134,810
	83,000	Hon Hai Precision Industry Co., Ltd.	271,672
	1,000	Largan Precision Co., Ltd.	166,070
	131,000	Powertech Technology, Inc.	410,977
	106,612	Taiwan Semiconductor Manufacturing Co., Ltd.	686,783
	7,700	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	254,639

		Total Taiwan (Cost: $1,944,332)	2,428,171

		Thailand (Cost: $128,357) (0.2%)
	42,000	KCE Electronics PCL (NVDR)	129,173

		United Arab Emirates (1.1%)
	55,000	Emaar Properties PJSC	107,406
	19,000	NMC Health PLC	489,263

		Total United Arab Emirates (Cost: $408,935)	596,669

		Total Common Stocks (Cost: $21,928,055) (50.0%)	26,082,896

	Notional Amount	Currency Options
$	235,000	USD Call / MXN Put, Strike Price MXN 19.14, Expires 05/02/17 (8)	113

		Total Currency Options (Cost: $960) (0.0%)	113

	Number of Shares	Money Market Investments
	1,431,780	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (9)	1,431,780

		Total Money Market Investments (Cost: $1,431,780) (2.8%)	1,431,780

	Principal Amount	Short-Term Investments
		U.S. Treasury Securities (0.0%)
$	20,000	U.S. Treasury Bill, 0.846%, due 09/07/17 (10)	19,939

		Total Short-Term Investments (Cost: $19,941) (0.0%)	19,939

		Total Investments (Cost: $46,415,822) (98.6%)	51,454,025
		Excess of Other Assets over Liabilities (1.4%)	754,931

		Total Net Assets (100.0%)	$52,208,956

See accompanying notes to financial statements.

34

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2017

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Bank of America	BRL	307,488	07/12/17	$95,000	$94,586	$(414)

SELL (12)
Bank of America	BRL	820,750	07/12/17	$245,000	$252,470	$(7,470)
Goldman Sachs International	BRL	286,560	07/12/17	90,000	88,148	1,852

				$335,000	$340,618	$(5,618)

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$235,000	USD Put / MXN Call, Strike Price MXN 18.55, Expires 05/02/17 (8)	$(762)	$(21)

Credit Default Swaps — Buy Protection
Notional Amount	Implied Credit Spread	Expiration Date	Counterparty & Reference Entity	Fixed Deal Pay Rate	Unrealized Appreciation	Premium Paid (Received)	Value
OTC Swaps
$100,000	0.82%	6/20/22	Deutsche Bank AG, China Government Bond, 7.5%, 10/28/27	1%	$(638)	$(261)	$(899)
100,000	0.82%	6/20/22	Bank of America, China Government Bond, 7.5%, 10/28/27	1%	(721)	(178)	(899)
200,000	1.30%	6/20/22	Citibank N.A., Colombia Government Bond, 10.375%, 01/28/33	1%	(2,123)	4,656	2,533
75,000	1.29%	6/20/22	Deutsche Bank AG, Indonesia Government Bond, 5.875%, 03/13/20	1%	(521)	1,482	961
80,000	1.29%	6/20/22	Bank of America, Indonesia Government Bond, 5.875%, 03/13/20	1%	(647)	1,672	1,025
680,000	0.57%	6/20/22	Citibank N.A., Korea Government Bond, 7.125%, 04/16/19	1%	737	(15,072)	(14,335)
110,000	0.57%	6/20/22	Barclays Bank PLC, Korea Government Bond, 7.125%, 04/16/19	1%	(127)	(2,192)	(2,319)
200,000	1.20%	6/20/22	Bank of America, Mexico Government Bond, 5.95%, 03/19/19	1%	(3,620)	5,356	1,736
100,000	1.20%	6/20/22	Citibank N.A., Mexico Government Bond, 5.95%, 03/19/19	1%	(1,377)	2,245	868

					$(9,037)	$(2,292)	$(11,329)

See accompanying notes to financial statements.

35

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ARS -	Argentine Peso.
BRL -	Brazilian Real.
CNY -	Chinese Yuan.
EUR -	Euro Currency.
GBP -	British Pound Sterling.
HKD -	Hong Kong Dollar.
HUF -	Hungarian Forint.
IDR -	Indonesian Rupiah.
INR -	Indian Rupee.
JPY -	Japanese Yen.
KRW -	South Korean Won.
MXN -	Mexican Peso.
MYR -	Malaysian Ringgit.
NOK -	Norwegian Krona.
PKR -	Pakistan Rupee.
PLN -	Polish Zloty.
RUB -	Russian Ruble.
THB -	Thai Baht.
TWD -	Taiwan Dollar.
USD -	U.S. Dollar.
ZAR -	South African Rand.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR -	Non-Voting Depositary Receipt.
OTC -	Over the Counter.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2017.
(2)	Security not accruing interest.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2017, the value of these securities amounted to $9,121,566 or 17.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2017, the value of these securities amounted to $6,933,934 or 13.3% of net assets.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Perpetual Maturity.
(7)	Non-income producing security.
(8)	Over-the-counter traded option; Counterparty — Citigroup Global Markets, Inc.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(10)	Rate shown represents yield-to-maturity.
(11)	Fund buys foreign currency, sells U.S. Dollar.
(12)	Fund sells foreign currency, buys U.S. Dollar.
(13)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(14)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(15)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

36

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Airlines	1.9%
Apparel	0.8
Auto Manufacturers	1.2
Auto Parts & Equipment	0.4
Banks	11.9
Beverages	0.8
Building Materials	0.8
Chemicals	0.6
Commercial Services	0.6
Currency Options	0.0 *
Diversified Financial Services	2.2
Electric	2.5
Electronics	2.4
Energy-Alternate Sources	0.7
Engineering & Construction	0.7
Food	1.4
Foreign Government Bonds	23.1
Government Regional/Local	0.4
Healthcare-Services	0.9
Insurance	2.2
Internet	6.1
Iron & Steel	2.4
Leisure Time	0.3
Lodging	1.3
Machinery-Constr&Mining	0.4
Machinery-Diversified	0.1
Metal Fabricate & Hardware	0.9
Mining	4.2
Miscellaneous Manufacturers	0.7
Oil & Gas	10.5
Oil & Gas Services	0.9
Pharmaceuticals	0.6
Real Estate	0.2
Retail	1.6
Semiconductors	7.9
Software	0.8
Telecommunications	1.0
Textiles	0.4
Money Market Investments	2.8

Total	98.6%

*	Amount rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

37

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Argentina	5.0%
Bahrain	0.8
Brazil	9.6
Canada	0.8
Chile	0.8
China	14.0
Colombia	1.7
Costa Rica	1.0
Dominican Republic	1.4
Ecuador	0.8
Egypt	1.2
El Salvador	0.8
Ghana	0.4
Greece	0.5
Honduras	0.3
Hungary	0.7
India	5.3
Indonesia	2.2
Iraq	0.4
Ireland	0.8
Israel	0.2
Italy	0.8
Japan	1.1
Kazakhstan	1.9
Kenya	0.5
Lebanon	1.9
Luxembourg	1.1
Malaysia	0.9
Mexico	5.1
Mongolia	0.4
Norway	0.2
Oman	1.2
Pakistan	0.7
Panama	0.8
Paraguay	0.7
Peru	0.7
Poland	0.5
Russia	4.6
South Africa	4.5
South Korea	6.0
Sri Lanka	1.0
Switzerland	0.7
Taiwan	4.7
Thailand	0.2
Turkey	2.3
Ukraine	1.7
United Arab Emirates	1.1
United States	2.8
Venezuela	1.4
Zambia	0.4

Total	98.6%

See accompanying notes to financial statements.

38

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$612,534	$—	$612,534
Banks	—	1,862,367	—	1,862,367
Diversified Financial Services	—	207,880	—	207,880
Electric	—	1,195,275	—	1,195,275
Energy-Alternate Sources	—	364,750	—	364,750
Engineering & Construction	—	382,380	—	382,380
Food	—	199,248	—	199,248
Foreign Government Bonds	—	11,994,658	—	11,994,658
Government Regional/Local	—	222,322	—	222,322
Iron & Steel	—	655,553	128,620	784,173
Lodging	—	214,375	—	214,375
Mining	—	792,871	—	792,871
Oil & Gas	—	4,149,528	—	4,149,528
Textiles	—	199,100	—	199,100

Total Fixed Income Securities	—	23,052,841	128,620	23,181,461

Preferred Stock
Banks	455,961	—	—	455,961
Food	281,875	—	—	281,875

Total Preferred Stock	737,836	—	—	737,836

Common Stocks
Airlines	373,714	—	—	373,714
Apparel	—	417,231	—	417,231
Auto Manufacturers	—	629,946	—	629,946
Auto Parts & Equipment	—	195,021	—	195,021
Banks	225,565	3,706,258	—	3,931,823
Beverages	—	406,747	—	406,747
Building Materials	393,942	—	—	393,942
Chemicals	126,398	216,178	—	342,576
Commercial Services	203,271	132,214	—	335,485
Diversified Financial Services	478,170	463,727	—	941,897
Electric	—	95,132	—	95,132
Electronics	—	1,274,109	—	1,274,109
Food	249,665	—	—	249,665
Healthcare-Services	—	489,264	—	489,264
Insurance	—	1,168,271	—	1,168,271
Internet	1,388,234	1,772,134	—	3,160,368
Iron & Steel	—	481,452	—	481,452
Leisure Time	—	131,629	—	131,629
Lodging	283,155	188,905	—	472,060
Machinery-Constr&Mining	—	221,346	—	221,346
Machinery-Diversified	—	70,879	—	70,879
Metal Fabricate & Hardware	334,161	127,437	—	461,598
Mining	394,376	951,538	—	1,345,914
Miscellaneous Manufacturers	—	366,702	—	366,702

See accompanying notes to financial statements.

39

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2017

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil & Gas Services	$346,777	$109,254	$—	$456,031
Oil & Gas	729,187	672,760	—	1,401,947
Pharmaceuticals	336,444	—	—	336,444
Real Estate	—	107,406	—	107,406
Retail	—	851,941	—	851,941
Semiconductors	689,959	3,382,479	—	4,072,438
Software	398,085	—	—	398,085
Telecommunications	246,452	255,381	—	501,833

Total Common Stocks	7,197,555	18,885,341	—	26,082,896

Currency Options	—	113	—	113
Money Market Investments	1,431,780	—	—	1,431,780
Short-Term Investments	19,939	—	—	19,939

Total Investments	9,387,110	41,938,295	128,620	51,454,025

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,852	—	1,852
Swap Agreements
Credit Risk	—	7,123	—	7,123

Total	$9,387,110	$41,947,270	$128,620	$51,463,000

Liability Derivatives
Written Options
Foreign Currency Risk	$—	$(21)	$—	$(21)
Forward Currency Contracts
Foreign Currency Risk	—	(7,884)	—	(7,884)
Swap Agreements
Credit Risk	—	(18,452)	—	(18,452)

Total	$—	$(26,357)	$—	$(26,357)

See accompanying notes to financial statements.

40

TCW International Growth Fund

Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value
	Argentina (1.8% of Net Assets)
110	MercadoLibre, Inc.	$25,180
1,200	Tenaris S.A. (ADR)	37,476

	Total Argentina (Cost: $46,322)	62,656

	Australia (1.3%)
700	Australia & New Zealand Banking Group, Ltd.	17,113
3,371	BlueScope Steel, Ltd.	29,415

	Total Australia (Cost: $43,278)	46,528

	Austria (Cost: $15,805) (0.6%)
485	OMV AG	22,332

	Brazil (3.5%)
3,300	Banco do Brasil S.A.	33,890
4,200	CVC Brasil Operadora e Agencia de Viagens S.A.	40,650
5,300	Petroleo Brasileiro S.A. (SP ADR) (1)	47,753

	Total Brazil (Cost: $113,531)	122,293

	Canada (2.7%)
200	Canadian Imperial Bank of Commerce	16,127
600	Canadian Utilities, Ltd.	17,268
1,900	Goldcorp, Inc.	26,524
200	Royal Bank of Canada	13,672
300	Shopify, Inc. (1)	22,757

	Total Canada (Cost: $99,748)	96,348

	China (9.0%)
320	Alibaba Group Holding, Ltd. (SP ADR) (1)	36,960
32,000	Aluminum Corp. of China, Ltd. — Class H (1)	15,729
35,000	Bank of China, Ltd. — Class H	16,932
40,000	China Animal Healthcare, Ltd. (1)	—
53,000	Industrial & Commercial Bank of China, Ltd. — Class H	34,552
1,600	Melco Crown Entertainment, Ltd. (ADR)	35,120
2,055	Micron Technology, Inc. (1)	56,862
51,315	Q Technology Group Co., Ltd. (1)	43,575
5,000	Sunny Optical Technology Group Co., Ltd.	41,088
1,100	Tencent Holdings, Ltd.	34,470

	Total China (Cost: $302,158)	315,288

	Denmark (Cost: $16,282) (0.5%)
300	FLSmidth & Co. A/S	18,031

	Finland (Cost: $33,624) (1.0%)
3,767	Outokumpu OYJ (1)	36,061

	France (4.8%)
1,998	AXA S.A.	53,290
401	BNP Paribas S.A.	28,292

See accompanying notes to financial statements.

41

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	France (Continued)
80	Christian Dior SE	$21,934
2,485	Credit Agricole S.A.	36,950
527	Societe Generale S.A.	28,887

	Total France (Cost: $139,123)	169,353

	Germany (3.3%)
90	Allianz SE	17,129
160	BASF SE	15,582
447	Covestro AG	34,824
96	HOCHTIEF AG	17,283
500	METRO AG	16,449
1,000	Uniper SE (1)	16,407

	Total Germany (Cost: $103,478)	117,674

	Hungary (Cost: $17,397) (0.5%)
595	OTP Bank PLC	16,737

	India (3.5%)
5,295	Indian Oil Corp., Ltd.	36,310
205	Maruti Suzuki India, Ltd.	20,734
10,172	Vedanta, Ltd.	38,439
1,145	Yes Bank, Ltd.	29,124

	Total India (Cost: $113,199)	124,607

	Ireland (2.0%)
450	CRH PLC (SP ADR)	16,344
5,625	UDG Healthcare PLC	54,420

	Total Ireland (Cost: $60,106)	70,764

	Italy (3.6%)
274	Brembo SpA	21,520
1,045	Eni SpA	16,204
2,286	Leonardo SpA (1)	35,912
7,623	PRADA SpA	35,681
18,650	Telecom Italia SpA (1)	16,548

	Total Italy (Cost: $104,980)	125,865

	Japan (16.6%)
700	Cocokara fine, Inc.	33,097
200	Daikin Industries, Ltd.	19,446
500	Daiwa House Industry Co., Ltd.	14,865
500	Furukawa Electric Co., Ltd.	20,242
400	HOYA Corp.	19,118
2,000	Makino Milling Machine Co., Ltd.	17,818
5,700	Marubeni Corp.	35,135
2,212	Mitsubishi Electric Corp.	30,873
5,000	Mitsubishi UFJ Financial Group, Inc.	31,684

See accompanying notes to financial statements.

42

TCW International Growth Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Japan (Continued)
500	MS&AD Insurance Group Holdings, Inc.	$16,303
700	Nabtesco Corp.	19,846
8,300	Nomura Holdings, Inc.	49,882
4,000	NTN Corp.	20,390
400	Omron Corp.	16,748
300	Rohm Co., Ltd.	21,069
400	Shin-Etsu Chemical Co., Ltd.	34,769
2,300	Sumco Corp.	40,265
400	Suzuki Motor Corp.	16,722
2,300	T&D Holdings, Inc.	34,201
370	Tokyo Electron, Ltd.	44,918
3,000	Tosoh Corp.	28,197
400	Trend Micro, Inc.	17,600

	Total Japan (Cost: $528,684)	583,188

	Luxembourg (Cost: $22,998) (0.8%)
3,531	ArcelorMittal (1)	27,739

	Malaysia (Cost: $23,984) (1.0%)
71,100	My EG Services BHD	34,855

	Mali (Cost: $37,956) (1.0%)
400	Randgold Resources, Ltd. (ADR)	35,196

	Netherlands (Cost: $16,193) (0.5%)
215	Heineken NV	19,170

	Norway (1.4%)
5,800	Norsk Hydro ASA	33,127
713	TGS Nopec Geophysical Co. ASA	15,580

	Total Norway (Cost: $50,379)	48,707

	Russia (3.2%)
8,500	Aeroflot PJSC (1)	26,405
3,790	Mobile TeleSystems PJSC	18,345
5,560	Rosneft Oil Co. PJSC	31,084
12,150	Sberbank of Russia PJSC	35,379

	Total Russia (Cost: $87,448)	111,213

	Singapore (Cost: $28,541) (1.1%)
180	Broadcom, Ltd.	39,746

	South Africa (Cost: $15,611) (0.5%)
4,605	FirstRand, Ltd.	17,155

	South Korea (3.8%)
400	KB Financial Group, Inc. (ADR) (1)	17,388
60	Samsung Electronics Co., Ltd.	117,626

	Total South Korea (Cost: $103,140)	135,014

See accompanying notes to financial statements.

43

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Spain (3.6%)
317	Aena S.A.	$55,873
6,700	Banco Bilbao Vizcaya Argentaria S.A. (SP ADR)	53,600
8,970	Banco de Sabadell S.A.	17,247

	Total Spain (Cost: $97,249)	126,720

	Sweden (Cost: $16,791) (0.5%)
500	Atlas Copco AB	18,683

	Switzerland (7.2%)
655	BKW AG	35,459
305	LafargeHolcim Ltd. (1)	17,288
570	Logitech International S.A.	19,042
181	Lonza Group AG (1)	37,018
460	Nestle S.A.	35,413
3	Sika AG	19,138
50	Swiss Life Holding AG	16,265
350	VAT Group AG (1)	44,934
5,200	Weatherford International PLC (1)	30,004

	Total Switzerland (Cost: $219,316)	254,561

	Taiwan (3.0%)
42,200	Cathay Financial Holding Co., Ltd.	67,630
12,000	Powertech Technology, Inc.	37,647

	Total Taiwan (Cost: $89,064)	105,277

	United Arab Emirates (Cost: $27,325) (1.4%)
1,855	NMC Health PLC	47,768

	United Kingdom (9.5%)
2,635	Ashtead Group PLC	55,525
2,500	Barratt Developments PLC	18,738
500	Bellway PLC	18,407
900	GlaxoSmithKline PLC (SP ADR)	36,810
2,140	Hunting PLC	15,551
44,515	IQE PLC (1)	35,995
500	Persimmon PLC	15,070
2,448	Prudential PLC	54,270
850	Smiths Group PLC	18,049
1,882	Standard Chartered PLC (1)	17,568
10,952	Wm Morrison Supermarkets PLC	33,983
690	WPP PLC	14,759

	Total United Kingdom (Cost: $299,155)	334,725

	United States (1.9%)
2,600	Advanced Micro Devices, Inc. (1)	34,580
200	Schlumberger, Ltd.	14,518

See accompanying notes to financial statements.

44

TCW International Growth Fund

April 30, 2017

Number of Shares	Common Stock	Value
	United States (Continued)
300	Westlake Chemical Corp.	$18,675

	Total United States (Cost: $51,447)	67,773

	Total Common Stock (Cost: $2,924,312) (95.1%)	3,352,027

	Preferred Stock
	Brazil (Cost: $33,240) (1.0%)
3,000	Itau Unibanco Holding S.A., 3.42% (SP ADR)	36,900

	Total Preferred Stock (Cost: $33,240) (1.0%)	36,900

	Money Market Investments
142,663	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (2)	142,663

	Total Money Market Investments (Cost: $142,663) (4.1%)	142,663

	Total Investments (Cost: $3,100,215) (100.2%)	3,531,590
	Liabilities in Excess of Other Assets (-0.2%)	(8,358)

	Total Net Assets (100.0%)	$3,523,232

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Goldman Sachs International	EUR	214,000	08/17/17	$234,594	$234,311	$(283)
Bank of America	JPY	12,600,000	08/17/17	113,466	113,550	84

				$348,060	$347,861	$(199)

SELL (4)
Bank of America	EUR	322,000	08/17/17	$343,535	$352,560	$(9,025)
Bank of America	JPY	38,604,688	08/17/17	340,000	347,902	(7,902)

				$683,535	$700,462	$(16,927)

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
EUR -	Euro Currency.
JPY -	Japanese Yen.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(3)	Fund buys foreign currency, sells U.S. Dollar.
(4)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

45

TCW International Growth Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.0%
Airlines	0.8
Auto Components	0.6
Automobiles	1.1
Banks	13.8
Beverages	0.5
Building Products	0.5
Capital Markets	1.4
Chemicals	4.2
Construction & Engineering	1.0
Construction Materials	1.0
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.5
Electric Utilities	1.0
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	3.4
Food & Staples Retailing	2.4
Food Products	1.0
Health Care Providers & Services	2.9
Hotels, Restaurants & Leisure	2.1
Household Durables	2.6
Independent Power and Renewable Electricity Producers	0.4
Industrial Conglomerates	0.5
Insurance	7.4
Internet Software & Services	3.4
IT Services	1.0
Life Sciences Tools & Services	1.0
Machinery	3.5
Media	0.4
Metals & Mining	6.7
Multi-Utilities	0.5
Oil, Gas & Consumable Fuels	4.4
Pharmaceuticals	1.1
Real Estate Management & Development	0.4
Semiconductors & Semiconductor Equipment	8.8
Software	0.5
Technology Hardware, Storage & Peripherals	3.8
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	2.6
Transportation Infrastructure	1.6
Wireless Telecommunication Services	0.5
Money Market Investments	4.1

Total	100.2%

See accompanying notes to financial statements.

46

TCW International Growth Fund

Fair Valuation Summary (Unaudited)	April 30, 2017

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$—	$35,912	$—	$35,912
Airlines	26,405	—	—	26,405
Auto Components	—	21,520	—	21,520
Automobiles	—	37,456	—	37,456
Banks	100,787	344,356	—	445,143
Beverages	—	19,170	—	19,170
Building Products	—	19,446	—	19,446
Capital Markets	—	49,882	—	49,882
Chemicals	18,675	132,510	—	151,185
Construction & Engineering	—	35,314	—	35,314
Construction Materials	16,344	17,288	—	33,632
Diversified Financial Services	—	17,155	—	17,155
Diversified Telecommunication Services	—	16,548	—	16,548
Electric Utilities	—	35,459	—	35,459
Electrical Equipment	—	51,115	—	51,115
Electronic Equipment, Instruments & Components	—	76,953	—	76,953
Energy Equipment & Services	81,998	31,131	—	113,129
Food & Staples Retailing	—	83,530	—	83,530
Food Products	—	35,413	—	35,413
Health Care Providers & Services	—	102,187	—	102,187
Hotels, Restaurants & Leisure	35,120	40,650	—	75,770
Household Durables	—	95,790	—	95,790
Independent Power and Renewable Electricity Producers	—	16,407	—	16,407
Industrial Conglomerates	—	18,049	—	18,049
Insurance	—	259,087	—	259,087
Internet Software & Services	84,898	34,470	—	119,368
IT Services	—	34,855	—	34,855
Life Sciences Tools & Services	—	37,018	—	37,018
Machinery	44,935	76,737	—	121,672
Media	—	14,759	—	14,759
Metals & Mining	61,720	180,511	—	242,231
Multi-Utilities	17,268	—	—	17,268
Oil, Gas & Consumable Fuels	47,753	105,930	—	153,683
Pharmaceuticals	36,810	—	—	36,810
Real Estate Management & Development	—	14,865	—	14,865
Semiconductors & Semiconductor Equipment	167,182	143,899	—	311,081
Software	—	17,600	—	17,600
Technology Hardware, Storage & Peripherals	—	136,667	—	136,667
Textiles, Apparel & Luxury Goods	—	57,615	—	57,615
Trading Companies & Distributors	—	90,660	—	90,660
Transportation Infrastructure	—	55,873	—	55,873
Wireless Telecommunication Services	—	18,345	—	18,345

Total Common Stock	739,895	2,612,132	—	3,352,027

See accompanying notes to financial statements.

47

TCW International Growth Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2017

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock
Banks	$36,900	$—	$—	$36,900
Money Market Investments	142,663	—	—	142,663

Total Investments	919,458	2,612,132	—	3,531,590

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	84	—	84

Total	$919,458	$2,612,216	$—	$3,531,674

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(17,210)	$—	$(17,210)

Total	$—	$(17,210)	$—	$(17,210)

See accompanying notes to financial statements.

48

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value
	Australia (2.3% of Net Assets)
12,488	BlueScope Steel, Ltd.	$108,968
9,580	Downer EDI, Ltd.	42,044
22,200	St Barbara, Ltd. (1)	45,446

	Total Australia (Cost: $192,151)	196,458

	Austria (2.6%)
3,216	BUWOG AG (1)	86,816
3,219	EVN AG	42,620
1,090	Strabag SE	44,563
2,245	Zumtobel Group AG	46,734

	Total Austria (Cost: $208,020)	220,733

	Belgium (Cost: $40,342) (0.5%)
540	Melexis NV	45,002

	Brazil (Cost: $44,837) (0.6%)
5,800	CVC Brasil Operadora e Agencia de Viagens S.A.	56,136

	Canada (3.7%)
6,000	Aimia, Inc.	40,108
2,300	Capital Power Corp.	41,852
3,100	Enerflex, Ltd.	43,622
2,125	MTY Food Group, Inc.	72,859
9,200	Precision Drilling Corp. (1)	36,536
3,800	Pretium Resources, Inc. (1)	37,658
600	Shopify, Inc. (1)	45,515

	Total Canada (Cost: $303,176)	318,150

	China (3.1%)
338,522	China Animal Healthcare, Ltd. (1)	—
43,000	Melco International Developement, Ltd.	88,291
121,739	Q Technology Group Co., Ltd. (1)	103,376
316,000	West China Cement, Ltd. (1)	47,510
500	YY, Inc. (ADR) (1)	24,485

	Total China (Cost: $485,905)	263,662

	Denmark (2.6%)
800	FLSmidth & Co. A/S	48,083
3,550	GN Store Nord A/S	92,254
2,206	Sydbank A/S	80,224

	Total Denmark (Cost: $198,514)	220,561

	Finland (1.7%)
890	Orion OYJ — Class B	50,989
4,190	Outokumpu OYJ (1)	40,110
1,249	Vaisala OYJ	59,831

	Total Finland (Cost: $112,748)	150,930

See accompanying notes to financial statements.

49

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	France (4.3%)
1,247	Assystem	$45,558
3,880	Europcar Groupe S.A. (1)	47,309
4,259	Manitou BF S.A.	134,497
976	Tarkett S.A.	45,843
780	Teleperformance	98,053

	Total France (Cost: $275,913)	371,260

	Germany (6.3%)
1,100	Aareal Bank AG (1)	44,228
1,269	BayWa AG	46,176
1,843	Carl Zeiss Meditec AG (1)	83,753
11,860	Deutz AG (1)	92,285
1,570	Siltronic AG (1)	112,829
3,070	TAG Immobilien AG	43,696
2,500	Uniper SE (1)	41,017
1,310	VTG AG	43,198
345	Wacker Chemie AG (1)	36,505

	Total Germany (Cost: $474,814)	543,687

	India (3.2%)
3,795	Bharat Financial Inclusion, Ltd. (1)	47,419
30,495	Hindalco Industries, Ltd.	94,198
2,710	Indraprastha Gas, Ltd.	44,483
29,500	Jain Irrigation Systems, Ltd.	51,234
4,170	Max Financial Services, Ltd.	42,662

	Total India (Cost: $253,174)	279,996

	Israel (Cost: $38,227) (0.5%)
1,900	Tower Semiconductor, Ltd. (1)	40,888

	Italy (1.7%)
770	Brembo SpA (1)	60,477
3,300	Buzzi Unicem SpA	84,771

	Total Italy (Cost: $110,883)	145,248

	Japan (15.2%)
2,300	cocokara fine, Inc.	108,748
1,300	Ebara Corp.	39,605
4,000	Haseko Corp.	45,661
1,600	Kobayashi Pharmaceutical Co., Ltd.	83,938
900	Mandom Corp.	42,722
2,700	Maruha Nichiro Corp.	77,229
1,600	Nabtesco Corp.	45,363
1,000	Nachi-Fujikoshi Corp.	5,332
5,400	Nichiha Corp.	169,404
3,300	Nichirei Corp.	82,149
5,900	Nippon Sheet Glass Co., Ltd. (1)	45,905

See accompanying notes to financial statements.

50

TCW International Small Cap Fund

April 30, 2017

Number of Shares	Common Stock	Value
	Japan (Continued)
10,000	NTN Corp.	$50,975
4,000	OKUMA Corp.	41,957
6,700	Sumco Corp.	117,293
12,300	Taiheiyo Cement Corp.	40,877
1,500	THK Co., Ltd.	38,691
11,000	Tosoh Corp.	103,389
2,700	Toyo Tanso Co., Ltd.	43,033
1,000	Ulvac, Inc.	46,950
2,200	Yaskawa Electric Corp.	42,053
2,500	Yokogawa Electric Corp.	38,640

	Total Japan (Cost: $1,077,462)	1,309,914

	Mexico (Cost: $94,427) (1.2%)
80,650	Genomma Lab Internacional S.A.B. de C.V. — Class B (1)	101,228

	Netherlands (1.8%)
1,425	ASR Nederland NV (1)	42,146
1,116	BE Semiconductor Industries NV	58,325
1,030	IMCD Group NV	55,464

	Total Netherlands (Cost: $127,998)	155,935

	Norway (3.7%)
1,880	Aker ASA	71,551
7,985	Borregaard ASA	89,911
11,800	Petroleum Geo-Services ASA (1)	27,709
6,500	SpareBank 1 Nord Norge	43,060
1,892	TGS Nopec Geophysical Co. ASA	41,342
9,500	Wilh Wilhelmsen ASA (1)	48,240

	Total Norway (Cost: $282,501)	321,813

	Pakistan (1.1%)
41,600	Hub Power Co., Ltd. (The)	52,217
26,500	Nishat Mills, Ltd.	39,716

	Total Pakistan (Cost: $81,079)	91,933

	Russia (4.1%)
29,300	Aeroflot PJSC (1)	91,021
15,775	M.Video PJSC	105,733
22,610	Moscow Exchange MICEX-RTS PJSC	45,840
21,345	TMK PJSC (GDR)	111,421

	Total Russia (Cost: $253,886)	354,015

	South Africa (Cost: $39,966) (0.6%)
46,800	Murray & Roberts Holdings, Ltd.	48,955

	South Korea (Cost: $71,350) (1.0%)
1,046	SeAH Steel Corp. (1)	89,208

See accompanying notes to financial statements.

51

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Sweden (Cost: $68,332) (1.1%)
21,575	SSAB AB (1)	$93,888

	Switzerland (8.6%)
1,609	BKW AG	87,105
635	Cembra Money Bank AG (1)	54,149
6,291	EFG International AG (1)	39,953
60	Emmi AG (1)	43,789
355	Flughafen Zuerich AG	78,199
119	Inficon Holding AG (1)	62,464
2,715	Logitech International SA	90,697
1,863	Temenos Group AG (1)	161,181
430	VAT Group AG (1)	55,205
12,800	Weatherford International PLC (1)	73,856

	Total Switzerland (Cost: $615,287)	746,598

	Taiwan (1.6%)
11,000	Formosa Sumco Technology Corp.	32,953
35,000	Powertech Technology, Inc.	109,803

	Total Taiwan (Cost: $113,154)	142,756

	Thailand (Cost: $41,950) (0.5%)
13,684	KCE Electronics PCL (NVDR)	42,086

	United Arab Emirates (Cost: $98,456) (1.9%)
6,234	NMC Health PLC	160,530

	United Kingdom (14.7%)
13,500	Advanced Medical Solutions Group PLC	46,109
8,200	Beazley PLC	46,664
1,215	Bellway PLC	44,729
23,075	boohoo.com PLC (1)	56,305
4,572	Burford Capital, Ltd.	46,137
8,470	Costain Group PLC	53,240
33,100	Fenner PLC	144,315
16,800	Forterra PLC	51,132
5,132	Galliford Try PLC	95,540
16,145	Ibstock PLC	47,854
166,230	IQE PLC (1)	134,413
9,334	JD Sports Fashion PLC	53,763
8,450	OneSavings Bank PLC	47,916
13,066	Redrow PLC	97,452
12,775	Rotork PLC	40,651
6,250	Smart Metering Systems PLC	44,635
15,571	SSP Group PLC	89,625
1,623	Weir Group PLC (The)	41,770
27,567	Wm Morrison Supermarkets PLC	85,538

	Total United Kingdom (Cost: $1,054,049)	1,267,788

	Total Common Stock (Cost: $6,758,601) (90.2%)	7,779,358

See accompanying notes to financial statements.

52

TCW International Small Cap Fund

April 30, 2017

Number of Shares	Exchange-Traded Funds	Value
	United States (Cost: $241,711) (2.9%)
2,400	Vanguard FTSE All World ex-US Small Cap ETF	$253,152

	Total Exchange-Traded Funds (Cost: $241,711) (2.9%)	253,152

	Preferred Stock
	Brazil (1.4%)
24,000	Banco do Estado do Rio Grande do Sul S.A., 7.13%	106,615
32,900	Banco Pan S.A. (1)	19,336

	Total Brazil (Cost: $114,885)	125,951

	Germany (Cost: $84,327) (1.3%)
1,010	Draegerwerk AG & Co. KGaA, 0.18%	110,508

	Total Preferred Stock (Cost: $199,212) (2.7%)	236,459

	Money Market Investments
262,918	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.68% (2)	262,918

	Total Money Market Investments (Cost: $262,918) (3.1%)	262,918

	Total Investments (Cost: $7,462,442) (98.9%)	8,531,887
	Excess of Other Assets over Liabilities (1.1%)	92,853

	Total Net Assets (100.0%)	$8,624,740

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Goldman Sachs International	EUR	522,000	08/17/17	$572,208	$571,542	$(666)
Bank of America	JPY	30,850,000	08/17/17	277,812	278,018	206

				$850,020	$849,560	$(460)

SELL (4)
Bank of America	EUR	796,000	08/17/17	$849,236	$871,547	$(22,311)
Bank of America	JPY	95,489,831	08/17/17	841,000	860,546	(19,546)

				$1,690,236	$1,732,093	$(41,857)

See accompanying notes to financial statements.

53

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF -	Exchange Traded Fund.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR -	Non-Voting Depositary Receipt.
PJSC -	Private Joint-Stock Company.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2017.
(3)	Fund buys foreign currency, sells U.S. Dollar.
(4)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

54

TCW International Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Airlines	1.1%
Auto Components	0.7
Automobiles	1.2
Banks	1.6
Building Products	3.0
Capital Markets	1.0
Chemicals	2.6
Commercial Services & Supplies	0.5
Construction & Engineering	2.8
Construction Materials	3.3
Consumer Finance	1.1
Diversified Financial Services	1.3
Electric Utilities	1.5
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	2.8
Electronics	0.5
Energy Equipment & Services	3.9
Exchange-Traded Fund (ETF)	2.9
Food & Staples Retailing	2.3
Food Products	2.3
Gas Utilities	0.5
Health Care Equipment & Supplies	3.9
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	3.5
Household Durables	3.3
Independent Power and Renewable Electricity Producers	1.6
Industrial Conglomerates	0.6
Insurance	1.5
Internet & Catalog Retail	0.7
Internet Software & Services	0.8
Machinery	9.2
Marine	0.6
Media	0.5
Metals & Mining	5.8
Personal Products	1.5
Pharmaceuticals	1.8
Professional Services	1.6
Real Estate	1.5
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	8.1
Software	1.9
Specialty Retail	1.8
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	1.1
Trading Companies & Distributors	1.1
Transportation Infrastructure	0.9
Money Market Investments	3.1

Total	98.9%

See accompanying notes to financial statements.

55

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$91,021	$—	$—	$91,021
Auto Components	—	60,477	—	60,477
Banks	43,060	80,224	—	123,284
Building Products	—	261,152	—	261,152
Capital Markets	—	86,090	—	86,090
Chemicals	—	229,805	—	229,805
Commercial Services & Supplies	—	42,044	—	42,044
Construction & Engineering	—	241,426	—	241,426
Construction Materials	51,132	221,011	—	272,143
Consumer Finance	—	101,568	—	101,568
Diversified Financial Services	—	117,391	—	117,391
Electric Utilities	—	129,725	—	129,725
Electrical Equipment	—	89,767	—	89,767
Electronic Equipment, Instruments & Components	44,634	202,988	—	247,622
Electronics	—	42,086	—	42,086
Energy Equipment & Services	265,435	69,050	—	334,485
Food & Staples Retailing	—	194,286	—	194,286
Food Products	—	203,167	—	203,167
Gas Utilities	—	44,483	—	44,483
Health Care Equipment & Supplies	46,109	176,007	—	222,116
Health Care Providers & Services	—	160,530	—	160,530
Hotels, Restaurants & Leisure	162,484	144,427	—	306,911
Household Durables	97,452	193,767	—	291,219
Independent Power and Renewable Electricity Producers	94,069	41,017	—	135,086
Industrial Conglomerates	48,955	—	—	48,955
Insurance	—	131,472	—	131,472
Internet & Catalog Retail	—	56,305	—	56,305
Internet Software & Services	70,000	—	—	70,000
Machinery	189,702	592,179	—	781,881
Marine	48,240	—	—	48,240
Media	40,108	—	—	40,108
Metals & Mining	37,658	471,818	—	509,476
Personal Products	—	126,660	—	126,660
Pharmaceuticals	101,228	50,989	—	152,217
Professional Services	45,558	98,053	—	143,611
Real Estate	—	130,512	—	130,512
Road & Rail	—	90,507	—	90,507
Semiconductors & Semiconductor Equipment	175,301	523,155	—	698,456
Software	—	161,181	—	161,181
Specialty Retail	—	159,496	—	159,496
Technology Hardware, Storage & Peripherals	—	90,698	—	90,698
Textiles, Apparel & Luxury Goods	39,716	—	—	39,716
Thrifts & Mortgage Finance	47,916	44,228	—	92,144
Trading Companies & Distributors	55,464	46,176	—	101,640
Transportation Infrastructure	—	78,199	—	78,199

Total Common Stock	1,795,242	5,984,116	—	7,779,358

See accompanying notes to financial statements.

56

TCW International Small Cap Fund

April 30, 2017

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds
Exchange-Traded Fund (ETF)	$253,152	$—	$—	$253,152
Preferred Stock
Automobiles	—	106,615	—	106,615
Banks	19,336	—	—	19,336
Health Care Equipment & Supplies	—	110,508	—	110,508

Total Preferred Stock	19,336	217,123	—	236,459

Money Market Investments	262,918	—	—	262,918

Total Investments	2,330,648	6,201,239	—	8,531,887

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	206	—	206

Total	$2,330,648	$6,201,445	$—	$8,532,093

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(42,523)	$—	$(42,523)

Total	$—	$(42,523)	$—	$(42,523)

See accompanying notes to financial statements.

57

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
ASSETS
Investments, at Value (1)	$5,305		$3,401,215		$123,172
Foreign Currency, at Value	34	(2)	—		—	(2) (3)
Receivable for Securities Sold	29		93,551		5,478
Receivable for Fund Shares Sold	—		18,506		262
Interest and Dividends Receivable	4		45,626		2,603
Receivable from Investment Advisor	10		8		9
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—		317		812
Cash Collateral Held for Brokers	—		3,470		430
Open Swap Agreements, at Value	—		1,104		—
Prepaid Expenses	12		75		44

Total Assets	5,394		3,563,872		132,810

LIABILITIES
Distributions Payable	—		2,136		31
Payable for Securities Purchased	46		96,226		5,508
Payable for Fund Shares Redeemed	—		6,420		254
Accrued Capital Gain Withholding Taxes	1		—		177
Accrued Directors’ Fees and Expenses	7		7		7
Accrued Management Fees	3		2,098		76
Accrued Distribution Fees	—		113		3
Interest Payable on Swap Agreements	—		311		—
Options Written, at Value	—		3	(4)	—	(3) (4)
Open Swap Agreements, at Value	—		3,056		—
Collateral Pledged by Brokers	—		—		430
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—		1,671		475
Other Accrued Expenses	12		440		94

Total Liabilities	69		112,481		7,055

NET ASSETS	$5,325		$3,451,391		$125,755

NET ASSETS CONSIST OF:
Paid-in Capital	$5,487		$4,023,070		$144,350
Accumulated Net Realized Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency	(1,019)		(712,491)		(29,547)
Unrealized Appreciation of Investments, Options Written, Swap Contracts and Foreign Currency	849		124,861		8,805
Undistributed Net Investment Income	8		15,951		2,147

NET ASSETS	$5,325		$3,451,391		$125,755

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,837		$2,888,843		$109,757

N Class Share	$1,488		$562,548		$15,998

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	396,890		340,681,065		11,742,397

N Class Share	153,886		51,509,803		1,712,761

NET ASSET VALUE PER SHARE: (6)
I Class Share	$9.67		$8.48		$9.35

N Class Share	$9.67		$10.92		$9.34

(1)	The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2017 was $4,455, $3,273,669 and $114,565, respectively.
(2)	The identified cost for the TCW Developing Markets Equity Fund, and the TCW Emerging Markets Local Currency Income Fund at April 30, 2017 was $34 and $0.
(3)	Amount rounds to less than $1.
(4)	Premium received $111 and $13 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

58

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
ASSETS
Investments, at Value (1)	$51,454		$3,531		$8,531
Foreign Currency, at Value (2)	190		—	(3)	1
Receivable for Securities Sold	1,462		44		123
Receivable for Fund Shares Sold	728		—		—
Interest and Dividends Receivable	375		10		22
Foreign Tax Reclaims Receivable	4		—	(3)	2
Receivable from Investment Advisor	15		12		10
Unrealized Appreciation on Open Forward Foreign Currency Contracts	2		—	(3)	— (3)
Open Swap Agreements, at Value	7		—		—
Prepaid Expenses	12		25		23

Total Assets	54,249		3,622		8,712

LIABILITIES
Payable for Securities Purchased	1,921		68		23
Accrued Capital Gain Withholding Taxes	18		—		2
Accrued Directors’ Fees and Expenses	7		7		7
Accrued Management Fees	38		2		5
Accrued Distribution Fees	2		—	(3)	1
Interest Payable on Swap Agreements	2		—		—
Options Written, at Value	—	(3) (4)	—		—
Open Swap Agreements, at Value	18		—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	8		17		42
Other Accrued Expenses	26		5		7

Total Liabilities	2,040		99		87

NET ASSETS	$52,209		$3,523		$8,625

NET ASSETS CONSIST OF:
Paid-in Capital	$51,926		$3,270		$10,804
Accumulated Net Realized Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency	(5,095)		(175)		(3,086)
Unrealized Appreciation of Investments, Swap Contracts and Foreign Currency	5,006		414		1,026
Undistributed (Overdistributed) Net Investment Income	372		14		(119)

NET ASSETS	$52,209		$3,523		$8,625

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$38,895		$2,243		$5,630

N Class Share	$13,314		$1,280		$2,995

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	3,704,002		208,749		632,252

N Class Share	1,272,833		119,516		336,029

NET ASSET VALUE PER SHARE: (6)
I Class Share	$10.50		$10.75		$8.90

N Class Share	$10.46		$10.71		$8.91

(1)	The identified cost for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2017 was $46,416, $3,100 and $7,462, respectively.
(2)	The identified cost for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2017 was $190, $0 and $1, respectively.
(3)	Amount rounds to less than $1.
(4)	Premium received $0.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

59

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund
INVESTMENT INCOME
Income:
Dividends	$40	(1)	$248	$—
Interest	—		109,103 (2)	4,431	(2)

Total	40		109,351	4,431

Expenses:
Management Fees	20		11,917	424
Accounting Services Fees	1		124	3
Administration Fees	—	(3)	81	2
Transfer Agent Fees:
I Class	2		784	31
N Class	2		253	6
Custodian Fees	14		182	78
Professional Fees	10		51	20
Directors’ Fees and Expenses	15		15	15
Registration Fees:
I Class	8		41	9
N Class	8		18	10
Distribution Fees:
N Class	2		663	18
Shareholder Reporting Expense	—	(3)	8	—	(3)
Other	5		195	16

Total	87		14,332	632

Less Expenses Borne by Investment Advisor:
I Class	35		—	39
N Class	21		15	34

Net Expenses	31		14,317	559

Net Investment Income	9		95,034	3,872

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	61		1,546 (4)	(655	) (4)
Foreign Currency	(9)		(5,338)	(1,275)
Futures Contracts	—		(576)	—
Options Written	—		1,717	103
Swap Agreements	—		(2,650)	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	300	(5)	54,106	1,468	(5)
Foreign Currency	—	(3)	1,241	467
Options Written	—		(668)	(41)
Swap Agreements	—		(776)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	352		48,602	67

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$361		$143,636	$3,939

(1)	Net of foreign taxes withheld of $4 for the TCW Developing Markets Equity Fund.
(2)	Net of foreign taxes withheld of $90 and $104 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $25 and $27 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(5)	Net of capital gain withholding taxes of $1 and $177 for the TCW Developing Markets Equity Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.

See accompanying notes to financial statements.

60

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
INVESTMENT INCOME
Income:
Dividends	$221	(1)	$31	(1)	$61	(1)
Interest	610	(2)	—		—

Total	831		31		61

Expenses:
Management Fees	193		14		31
Accounting Services Fees	1		1		1
Administration Fees	1		—		—
Transfer Agent Fees:
I Class	4		2		3
N Class	2		2		2
Custodian Fees	62		16		18
Professional Fees	18		10		13
Directors’ Fees and Expenses	15		15		15
Registration Fees:
I Class	8		11		8
N Class	8		12		8
Distribution Fees:
N Class	5		1		4
Shareholder Reporting Expense	—	(3)	—	(3)	—	(3)
Other	13		8		10

Total	330		92		113

Less Expenses Borne by Investment Advisor:
I Class	59		43		30
N Class	21		31		24

Net Expenses	250		18		59

Net Investment Income	581		13		2

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(31	) (4)	103		292	(4)
Foreign Currency	(162)		(11)		45
Futures Contracts	(4)		—		—
Options Written	11		—		—
Swap Agreements	(17)		—		—
Change in Unrealized Appreciation on:
Investments	1,550	(5)	241		478	(5)
Foreign Currency	17		(10)		(94)
Options Written	(6)		—		—
Swap Agreements	(5)		—		—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,353		323		721

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,934		$336		$723

(1)	Net of foreign taxes withheld of $20, $2 and $6 for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.
(2)	Net of foreign taxes withheld of $1 for the TCW Emerging Markets Multi-Asset Opportunities Fund.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $3 and $0 for the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund, respectively.
(5)	Net of capital gain withholding taxes of $18 and $1 for the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund, respectively.

See accompanying notes to financial statements.

61

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$9	$52	$95,034	$199,857
Net Realized Gain (Loss) on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	52	(749)	(5,301)	(75,175)
Change in Unrealized Appreciation on Investments, Swap Contracts, Options Written and Foreign Currency Transactions	300	963	53,903	244,537

Increase in Net Assets Resulting from Operations	361	266	143,636	369,219

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(34)	(1)	(72,864)	(119,349)
N Class	(13)	(1)	(13,937)	(24,182)

Total Distributions to Shareholders	(47)	(2)	(86,801)	(143,531)

NET CAPITAL SHARE TRANSACTIONS
I Class	34	(5)	265,977	(343,324)
N Class	36	(7)	19,630	(28,507)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	70	(12)	285,607	(371,831)

Increase (Decrease) in Net Assets	384	252	342,442	(146,143)
NET ASSETS
Beginning of Period	4,941	4,689	3,108,949	3,255,092

End of Period	$5,325	$4,941	$3,451,391	$3,108,949

Undistributed Net Investment Income	$8	$46	$15,951	$7,718

See accompanying notes to financial statements.

62

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$3,872	$10,405	$581	$1,488
Net Realized Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(1,827)	(31,432)	(203)	(1,880)
Change in Unrealized Appreciation on Investments, Swap Contracts, Options Written and Foreign Currency Transactions	1,894	31,708	1,556	4,303

Increase in Net Assets Resulting from Operations	3,939	10,681	1,934	3,911

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(736)	—	(1,353)	(931)
N Class	(104)	—	(56)	(103)

Total Distributions to Shareholders	(840)	—	(1,409)	(1,034)

NET CAPITAL SHARE TRANSACTIONS
I Class	9,251	(19,368)	1,226	(5,065)
N Class	430	(133,642)	8,197	603

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	9,681	(153,010)	9,423	(4,462)

Increase (Decrease) in Net Assets	12,780	(142,329)	9,948	(1,585)
NET ASSETS
Beginning of Period	112,975	255,304	42,261	43,846

End of Period	$125,755	$112,975	$52,209	$42,261

Undistributed Net Investment Income	$2,147	$(885)	$372	$1,200

See accompanying notes to financial statements.

63

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW International Growth Fund		TCW International Small Cap Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$13	$30	$2	$26
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	92	(215)	337	(86)
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	231	151	384	10

Increase (Decrease) in Net Assets Resulting from Operations	336	(34)	723	(50)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(15)	(27)	(18)	(245)
N Class	(6)	(21)	(11)	(145)

Total Distributions to Shareholders	(21)	(48)	(29)	(390)

NET CAPITAL SHARE TRANSACTIONS
I Class	(11)	779	(515)	(1,322)
N Class	6	27	(381)	(125)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(5)	806	(896)	(1,447)

Increase (Decrease) in Net Assets	310	724	(202)	(1,887)
NET ASSETS
Beginning of Period	3,213	2,489	8,827	10,714

End of Period	$3,523	$3,213	$8,625	$8,827

Undistributed Net Investment Income (Loss)	$14	$22	$(119)	$(92)

See accompanying notes to financial statements.

64

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2017

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 21 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has distinct investment objectives. The following are the objectives for the 6 International Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of the issuer and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Fund

TCW International Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States.

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of small capitalization companies that are generally outside the United States or whose primary business operations are outside the United States.
Non-Diversified International Equity Fund

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of companies and financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, developing market countries.

65

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective
Non-Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

All Funds offer two classes of shares: I Class and N Class. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities traded over-the-counter (“OTC”) for which market quotations are readily available, including short-term securities are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Company’s Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions

66

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are

67

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds.    Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts.    The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Options contracts.    Options contracts traded on exchanges are valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of April 30, 2017 is listed after the Schedules of Investments for each Fund.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$139,403	$77,113
TCW Emerging Markets Multi-Asset Opportunities Fund	$832,706	$303,609
TCW International Growth Fund	$106,723	$17,749
TCW International Small Cap Fund	$344,587	$154,840

*	The Funds recognized transfers between the Levels as of the beginning of the period.

68

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2017 were due to changes in valuation to/from the exchange closing price from/to the fair value price.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Income Fund	TCW Emerging Markets Multi- Asset Opportunities Fund
Balance as of October 31, 2016	$—	$—
Accrued Discounts (Premiums)	—	1,302
Realized Gain (Loss)	—	(12,182)
Change in Unrealized Appreciation	(935,254)	139,500
Purchases	9,144,426	—
Sales	—	—
Transfers in to Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	—

Balance as of April 30, 2017	$8,209,172	$128,620

Change in Unrealized Appreciation from Investments Still Held at April 30, 2017	$(935,254)	$(12,182)

(1)	The Funds recognized transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2017 are as follows:

Description	Fair Value at 4/30/2017	Valuation Techniques*	Unobservable Input	Price or Discount	Weighted Average Price
TCW Emerging Markets Income Fund
Corporate Bonds	$8,209,172	Third-party Vendor	Vendor Price	$64.31	$64.31

TCW Emerging Markets Multi-Asset Opportunities Fund
Corporate Bonds	$128,620	Third-party Vendor	Vendor Price	$64.31	$64.31

TCW International Growth Fund
Common Stock	$0	Internal Model	Discount Applied	100%	$0

TCW International Small Cap Fund
Common Stock	$0	Internal Model	Discount Applied	100%	$0

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board, and under the general oversight of the Board. The (the “Pricing Committee”) Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as

69

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

70

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

For period ended April 30, 2017, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Number of Contracts):

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Statement of Asset and Liabilities
Asset Derivatives
Investments (1)	$—	$16	$—	$16
Forward Contracts	—	317	—	317
Swaps Contracts	1,104	—	—	1,104

Total Value	$1,104	$333	$—	$1,437

Liability Derivatives
Forward Contracts	$—	$(1,671)	$—	$(1,671)
Written Options	—	(3)	—	(3)
Swaps Contracts	(3,056)	—	—	(3,056)

Total Value	$(3,056)	$(1,674)	$—	$(4,730)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(5,097)	$—	$(5,097)
Futures Contracts	—	—	(576)	(576)
Investments (2)	—	(1,241)	—	(1,241)
Options Written	—	1,717	—	1,717
Swaps Contracts	(2,650)	—	—	(2,650)

Total Realized Gain (Loss)	$(2,650)	$(4,621)	$(576)	$(7,847)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$1,232	$—	$1,232
Investments (3)	—	984	—	984
Options Written	—	(668)	—	(668)
Swaps Contracts	(776)	—	—	(776)

Total Change in Appreciation (Depreciation)	$(776)	$1,548	$—	$772

Number of Contracts or Notional Amounts (5)
Forward Currency Contracts	—	$119,398,184	—	$119,398,184
Options Purchased	—	$47,296,167	—	$47,296,167
Options Written	—	$50,635,400	—	$50,635,400
Futures Contracts	—	—	354	354
Swaps Contracts	$209,465,000	—	—	$209,465,000

71

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Total
TCW Emerging Markets Local Currency Income Fund
Statement of Asset and Liabilities
Asset Derivatives
Investments (1)	$1	$1
Forward Contracts	812	812

Total Value	$813	$813

Liability Derivatives
Forward Contracts	$(475)	$(475)
Options Written	— (4)	— (4)

Total Value	$(475)	$(475)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$(1,164)	$(1,164)
Investments (2)	(113)	(113)
Options Written	103	103

Total Realized Gain (Loss)	$(1,174)	$(1,174)

Change in Appreciation (Depreciation)
Forward Contracts	$485	$485
Investments (3)	(9)	(9)
Options Written	(41)	(41)

Total Change in Appreciation (Depreciation)	$435	$435

Notional Amounts (5)
Forward Currency Contracts	$83,850,862	$83,850,862
Options Purchased	$3,535,000	$3,535,000
Options Written	$3,943,333	$3,943,333

72

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Multi-Asset Opportunities Fund
Statement of Asset and Liabilities
Asset Derivatives
Forward Contracts	$—	$2	$—	$2
Investments (1)	—	— (4)	—	— (4)
Swaps Contracts	7			7

Total Value	$7	$2	$—	$9

Liability Derivatives
Forward Contracts	$—	$(8)	$—	$(8)
Swaps Contracts	(18)	—	—	(18)
Options Written	—	— (4)	—	—

Total Value	$(18)	$(8)	$—	$(26)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(15)	$—	$(15)
Futures Contracts	—	—	(4)	(4)
Investments (2)	—	(7)	—	(7)
Options Written	—	11	—	11
Swaps Contracts	(17)	—	—	(17)

Total Realized Gain (Loss)	$(17)	$(11)	$(4)	$(32)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$13	$—	$13
Investments (3)	—	8	—	8
Options Written	—	(6)	—	(6)
Swaps Contracts	(5)	—	—	(5)

Total Change in Appreciation (Depreciation)	$(5)	$15	$—	$10

Number of Contracts or Notional Amounts (5)
Forward Currency Contracts	—	$817,129	—	$817,129
Options Purchased	—	$257,500	—	$257,500
Options Written	—	$272,000	—	$272,000
Futures Contracts	—	—	2	2
Swaps Contracts	$1,278,333	—	—	$1,278,333

73

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Total
TCW International Growth Fund
Statement of Asset and Liabilities
Asset Derivatives
Forward Contracts	$— (4)	$— (4)

Total Value	$—	$—

Liability Derivatives
Forward Contracts	$(17)	$(17)

Total Value	$(17)	$(17)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$(7)	$(7)

Total Realized Gain (Loss)	$(7)	$(7)

Change in Appreciation (Depreciation)
Forward Contracts	$(10)	$(10)

Total Change in Appreciation (Depreciation)	$(10)	$(10)

Notional Amounts (5)
Forward Currency Contracts	$799,555	$799,555
TCW International Small Cap Fund
Statement of Asset and Liabilities
Asset Derivatives
Forward Contracts	$— (4)	$— (4)

Total Value	$—	$—

Liability Derivatives
Forward Contracts	$(42)	$(42)

Total Value	$(42)	$(42)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$54	$54

Total Realized Gain (Loss)	$54	$54

Change in Appreciation (Depreciation)
Forward Contracts	$(94)	$(94)

Total Change in Appreciation (Depreciation)	$(94)	$(94)

Notional Amounts (5)
Forward Currency Contracts	$1,973,576	$1,973,576

(1)	Represents purchased options, at value.
(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized depreciation for purchased options during the period.
(4)	Amount less than $1.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2017.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

74

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.

Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative

75

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under ISDA Master Agreement or Master Repurchase Agreement (“MRA”) and net of the related collateral received by the Funds as of April 30, 2017 (in thousands):

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$412	$(1,721)	$(1,309)	$1,190		$(119)
Barclays Capital (Derivatives)	—	(366)	(366)	360		(6)
BNP Paribas S.A. (Derivatives)	—	(93)	(93)	—		(93)
Citibank N.A. (Derivatives)	562	(2,373)	(1,811)	1,811	(2)	—
Deutsche Bank AG (Derivatives)	146	(177)	(31)	—		(31)
Goldman Sachs & Co. (Derivatives)	317	—	317	—		317

Total	$1,437	$(4,730)	$(3,293)	$3,361		$(68)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$793	$(234)	$559	$(430)	$129
BNP Paribas S.A. (Derivatives)	2	(128)	(126)	—	(126)
Citibank N.A. (Derivatives)	7	(103)	(96)	—	(96)
Goldman Sachs International (Derivatives)	8	(7)	1	—	1
Standard Chartered PLC (Derivatives)	3	(3)	—	—	—

Total	$813	$(475)	$338	$430	$(92)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$3	$(8)	$(5)	$—	$(5)
Barclays Bank PLC (Derivatives)	—	(2)	(2)	—	(2)
Citibank N.A. (Derivatives)	3	(15)	(12)	—	(12)
Deutsche Bank AG (Derivatives)	1	(1)	—	—	—
Goldman Sachs International (Derivatives)	2	—	2	—	2

Total	$9	$(26)	$(17)	$—	$(17)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

76

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

TCW International Growth Fund

Counterparty	Gross Assets Subject to Master Agreements		Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$—		$(17)	$(17)	$—	$(17)
Goldman Sachs International (Derivatives)	—	(2)	—	—	—	— (2)

Total	$—		$(17)	$(17)	$—	$(17)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount rounds to less than $1.

TCW International Small Cap Fund

Counterparty	Gross Assets Subject to Master Agreements		Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$—		$(42)	$(42)	$—	$(42)
Goldman Sachs International (Derivatives)	—	(2)	—	—	—	— (2)

Total	$—		$(42)	$(42)	$—	$(42)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount rounds to less than $1

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market daily and the change in market value is recorded by each Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2017 are disclosed in the Schedules of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract

77

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund utilized futures to help manage interest rate duration and credit market exposure. However, there are no futures contracts outstanding at April 30, 2017 for any of the Funds.

Options:    The Funds purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be

78

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2017, the TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, and TCW Emerging Markets Multi-Asset Opportunities Fund had written options.

Transactions in written option contracts during the period ended April 30, 2017 were as follows:

TCW Emerging Markets Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	56,725,000	$906,833
Options written	129,349,000	921,450
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(151,859,000)	(1,717,392)

Options outstanding at April 30, 2017	34,215,000	$110,891

TCW Emerging Markets Local Currency Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	5,980,000	$65,902
Options written	8,245,000	50,202
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(11,150,000)	(102,563)

Options outstanding at April 30, 2017	3,075,000	$13,541

TCW Emerging Markets Multi-Asset Opportunities Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	440,000	$7,206
Options written	740,000	4,945
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(945,000)	(11,389)

Options outstanding at April 30, 2017	235,000	$762

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the

79

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap

80

TCW Funds, Inc.

April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps during the six months ended April 30, 2017, to manage the credit risk of the Funds. The swap agreements are listed on the Schedule of investments.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of MRA. The MRA permits a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2017.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a

81

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The Funds did not hold participation notes as of April 30, 2017.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2017.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

82

TCW Funds, Inc.

April 30, 2017

Note 3 — Risk Considerations (Continued)

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

83

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At April 30, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$897	$(56)	$841	$4,464
TCW Emerging Markets Income Fund	128,077	(8,749)	119,328	3,281,887
TCW Emerging Markets Income Local Currency Income Fund	6,465	(1,576)	4,889	118,283
TCW Emerging Markets Multi-Asset Opportunity Fund	5,301	(410)	4,891	46,563
TCW International Growth Fund	490	(65)	425	3,106
TCW International Small Cap Fund	1,346	(346)	1,000	7,531

At October 31, 2016 the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Developing Markets Equity Fund	$47	$—	$47
TCW Emerging Markets Income Fund	20,368	—	20,368
TCW Emerging Markets Multi-Asset Opportunities Fund	1,277	—	1,277
TCW International Growth Fund	19	—	19
TCW International Small Cap Fund	29	—	29

During the year ended October 31, 2016, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Developing Markets Equity Fund	$2	$—	$2
TCW Emerging Markets Income Fund	143,531	—	143,531
TCW Emerging Markets Multi-Asset Opportunities Fund	1,034	—	1,034
TCW International Growth Fund	48	—	48
TCW International Small Cap Fund	390	—	390

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Developing Markets Equity Fund	$1,026	$43	$1,069
TCW Emerging Markets Income Fund	386,977	313,501	700,478
TCW Emerging Markets Income Local Currency Income Fund	12,837	10,703	23,540
TCW Emerging Markets Multi-Asset Opportunities Fund	4,110	746	4,856
TCW International Growth Fund	264	4	268
TCW International Small Cap Fund	2,997	425	3,422

84

TCW Funds, Inc.

April 30, 2017

Note 4 — Federal Income Taxes (Continued)

The Funds did not have any unrecognized tax benefits at April 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the six months April 30, 2017. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily NAV:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

The Advisor limits the operating expenses of the Funds not to exceed the Funds’ average daily net assets.

TCW Developing Markets Equity Fund
I Class	1.25	% (1)
N Class	1.25	% (1)
TCW Emerging Markets Income Fund
I Class	1.13	% (2)
N Class	1.13	% (2)
TCW Emerging Markets Local Currency Income Fund
I Class	0.99	% (1)
N Class	0.99	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.23	% (1)
N Class	1.23	% (1)
TCW International Growth Fund
I Class	1.04	% (1)
N Class	1.29	% (1)
TCW International Small Cap Fund
I Class	1.44	% (1)
N Class	1.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2017. These limitations are voluntary and terminable in a six months notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Total accrued and deferred amounts are recorded on the Funds’ books as other liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to

85

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Distribution Plan (Continued)

Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2017 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$4,255	$4,298	$—	$—
TCW Emerging Markets Income Fund	3,806,690	3,454,581	—	—
TCW Emerging Markets Local Currency Income Fund	76,514	70,089	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	47,499	40,727	—	—
TCW International Growth Fund	2,913	3,044	—	—
TCW International Small Cap Fund	8,810	9,883	—	—

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	76,815	$700
Shares Issued upon Reinvestment of Dividends	3,894	34	228	1
Shares Redeemed	—	—	(77,604)	(706)

Net Increase (Decrease)	3,894	$34	(561)	$(5)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,605	$23	76,755	$700
Shares Issued upon Reinvestment of Dividends	1,486	13	87	1
Shares Redeemed	—	—	(77,604)	(708)

Net Increase (Decrease)	4,091	$36	(762)	$(7)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	73,567,593	$606,973	112,184,967	$889,712
Shares Issued upon Reinvestment of Dividends	8,417,244	69,519	12,105,774	95,420
Shares Redeemed	(49,945,779)	(410,515)	(171,946,398)	(1,328,456)

Net Increase (Decrease)	32,039,058	$265,977	(47,655,657)	$(343,324)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	8,700,036	$92,423	16,214,832	$165,419
Shares Issued upon Reinvestment of Dividends	1,484,678	15,789	2,279,008	23,145
Shares Redeemed	(8,373,013)	(88,582)	(21,517,525)	(217,071)

Net Increase (Decrease)	1,811,701	$19,630	(3,023,685)	$(28,507)

86

TCW Funds, Inc.

April 30, 2017

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,097,433	$18,743	9,424,813	$75,249
Shares Issued upon Reinvestment of Dividends	72,698	677	—	—
Shares Redeemed	(1,129,068)	(10,169)	(11,201,554)	(94,617)

Net Increase (Decrease)	1,041,063	$9,251	(1,776,741)	$(19,368)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	746,923	$6,719	5,376,036	$42,691
Shares Issued upon Reinvestment of Dividends	10,955	102	—	—
Shares Redeemed	(725,639)	(6,391)	(22,458,546)	(176,333)

Net Increase (Decrease)	32,239	$430	(17,082,510)	$(133,642)

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	82,058	$836	124,090	$1,220
Shares Issued upon Reinvestment of Dividends	133,708	1,281	97,656	886
Shares Redeemed	(90,288)	(891)	(770,874)	(7,171)

Net Increase (Decrease)	125,478	$1,226	(549,128)	$(5,065)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,242,496	$12,668	94,620	$927
Shares Issued upon Reinvestment of Dividends	5,841	56	11,379	103
Shares Redeemed	(467,157)	(4,527)	(42,552)	(427)

Net Increase	781,180	$8,197	63,447	$603

TCW International Growth Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,365	$25	200,713	$1,970
Shares Issued upon Reinvestment of Dividends	1,574	15	2,740	27
Shares Redeemed	(5,128)	(51)	(123,164)	(1,218)

Net Increase (Decrease)	(1,189)	$(11)	80,289	$779

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	118,902	$1,170
Shares Issued upon Reinvestment of Dividends	614	6	2,162	21
Shares Redeemed	—	—	(118,265)	(1,164)

Net Increase	614	$6	2,799	$27

87

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW International Small Cap Fund	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	18,160	$153	337,420	$2,784
Shares Issued upon Reinvestment of Dividends	2,311	18	29,232	245
Shares Redeemed	(84,328)	(686)	(519,196)	(4,351)

Net Decrease	(63,857)	$(515)	(152,544)	$(1,322)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,896	$58	279,590	$2,318
Shares Issued upon Reinvestment of Dividends	1,363	11	17,179	144
Shares Redeemed	(56,795)	(450)	(313,208)	(2,587)

Net Decrease	(48,536)	$(381)	(16,439)	$(125)

Note 9 — Affiliate Ownership

As of April 30, 2017, affiliates of the Funds and Advisor own 99.5%, 98.2%, and 70.2% of the NAV of TCW Developing Markets Equity Fund, TCW International Growth Fund, and TCW International Small Cap Fund, respectively.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2017.

Note 11 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes with an expiration date of December 29, 2017. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2017. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the statements of operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to

88

TCW Funds, Inc.

April 30, 2017

Note 12 — Indemnifications (Continued)

the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 13 — Recently Issued Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

Note 14 — Subsequent Event

On June 12, 2017, the Board has approved the liquidation of the TCW International Growth Fund to be effective on or around June 30, 2017. The Fund’s small asset size made it difficult to achieve the economy of scale to continue to operate as a mutual fund. The Fund will undergo an orderly sale of the investments and the proceeds will be distributed to the shareholders of record on the liquidation date.

89

TCW Developing Markets Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		June 30, 2015 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$9.10		$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.64		0.38		(1.39)

Total from Investment Operations	0.66		0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.00	) (2)	—

Net Asset Value per Share, End of Period	$9.67		$9.10		$8.62

Total Return	7.32	% (3)	5.63%		(13.80	)% (4)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,837		$3,577		$3,392
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.22	% (5)	3.56%		7.09	% (5)
After Expense Reimbursement	1.25	% (5)	1.25%		1.25	% (5)
Ratio of Net Investment Income to Average Net Assets	0.37	% (5)	1.15%		0.30	% (5)
Portfolio Turnover Rate	86.50	% (4)	154.70%		54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than 0.01%.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

90

TCW Developing Markets Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		June 30, 2015 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$9.10		$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.64		0.38		(1.39)

Total from Investment Operations	0.66		0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.00	) (2)	—

Net Asset Value per Share, End of Period	$9.67		$9.10		$8.62

Total Return	7.32	% (3)	5.63%		(13.80	)% (4)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,488		$1,364		$1,297
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.29	% (5)	4.80%		8.39	% (5)
After Expense Reimbursement	1.25	% (5)	1.25%		1.25	% (5)
Ratio of Net Investment Income to Average Net Assets	0.37	% (5)	1.15%		0.29	% (5)
Portfolio Turnover Rate	86.50	% (4)	154.70%		54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

91

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.34		$7.67	$8.57	$8.53	$9.30	$8.43

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.25		0.55	0.38	0.47	0.55	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.52	(0.87)	(0.01)	(0.59)	0.75

Total from Investment Operations	0.36		1.07	(0.49)	0.46	(0.04)	1.39

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.40)	(0.39)	(0.42)	(0.44)	(0.52)
Distributions from Net Realized Gain	—		—	—	—	(0.22)	—
Distributions from Return of Capital	—		—	(0.02)	—	(0.07)	—

Total Distributions	(0.22)		(0.40)	(0.41)	(0.42)	(0.73)	(0.52)

Net Asset Value per Share, End of Period	$8.48		$8.34	$7.67	$8.57	$8.53	$9.30

Total Return	4.47	% (2)	14.29%	(5.75)%	5.52%	(0.68)%	16.99%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,888,843		$2,574,798	$2,733,679	$4,602,207	$4,260,067	$4,223,485
Ratio of Expenses to Average Net Assets	0.85	% (3)	0.87%	0.88%	0.85%	0.83%	0.84%
Ratio of Net Investment Income to Average Net Assets	6.03	% (3)	6.95%	4.79%	5.44%	6.09%	7.24%
Portfolio Turnover Rate	115.80	% (2)	214.73%	172.93%	165.55%	150.21%	174.98%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

92

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$10.75		$9.89	$11.05	$11.01	$11.93	$10.81

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.68	0.46	0.57	0.68	0.81
Net Realized and Unrealized Gain (Loss) on Investments	0.15		0.67	(1.11)	(0.02)	(0.76)	0.93

Total from Investment Operations	0.45		1.35	(0.65)	0.55	(0.08)	1.74

Less Distributions:
Distributions from Net Investment Income	(0.28)		(0.49)	(0.48)	(0.51)	(0.53)	(0.62)
Distributions from Net Realized Gain	—		—	—	—	(0.22)	—
Distributions from Return of Capital	—		—	(0.03)	—	(0.09)	—

Total Distributions	(0.28)		(0.49)	(0.51)	(0.51)	(0.84)	(0.62)

Net Asset Value per Share, End of Period	$10.92		$10.75	$9.89	$11.05	$11.01	$11.93

Total Return	4.26	% (2)	13.98%	(5.96)%	5.11%	(0.86)%	16.64%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$562,548		$534,151	$521,413	$782,384	$1,419,298	$1,286,033
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.14	% (3)	1.15%	1.16%	1.13%	1.10%	1.11%
After Expense Reimbursement	1.14	% (3)(4)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.74	% (3)	6.71%	4.50%	5.21%	5.83%	7.23%
Portfolio Turnover Rate	115.80	% (2)	214.73%	172.93%	165.55%	150.21%	174.98%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%

See accompanying notes to financial statements.

93

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$9.13		$8.18	$9.69	$10.14	$10.52	$9.89

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.52	0.46	0.55	0.54	0.64
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.43	(1.94)	(0.88)	(0.62)	0.23

Total from Investment Operations	0.28		0.95	(1.48)	(0.33)	(0.08)	0.87

Less Distributions:
Distributions from Net Investment Income	(0.06)		—	—	—	(0.06)	(0.18)
Distributions from Return of Capital	—		—	(0.03)	(0.12)	(0.24)	(0.06)

Total Distributions	(0.06)		—	(0.03)	(0.12)	(0.30)	(0.24)

Net Asset Value per Share, End of Period	$9.35		$9.13	$8.18	$9.69	$10.14	$10.52

Total Return	3.11	% (2)	11.61%	(15.35)%	(3.29)%	(0.89)%	9.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$109,757		$97,650	$102,034	$178,828	$237,695	$122,196
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.07	% (3)	1.00%	1.00%	0.95%	0.90%	0.96%
After Expense Reimbursement	0.99	% (3)	0.99%	0.99%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	6.83	% (3)	6.12%	5.20%	5.61%	5.19%	6.39%
Portfolio Turnover Rate	64.51	% (2)	209.07%	250.10%	223.55%	290.24%	252.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

94

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$9.12		$8.17	$9.69	$10.13	$10.52	$9.89

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.31		0.48	0.46	0.58	0.54	0.62
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.47	(1.95)	(0.91)	(0.64)	0.25

Total from Investment Operations	0.28		0.95	(1.49)	(0.33)	(0.10)	0.87

Less Distributions:
Distributions from Net Investment Income	(0.06)		—	—	—	(0.05)	(0.18)
Distributions from Return of Capital	—		—	(0.03)	(0.11)	(0.24)	(0.06)

Total Distributions	(0.06)		—	(0.03)	(0.11)	(0.29)	(0.24)

Net Asset Value per Share, End of Period	$9.34		$9.12	$8.17	$9.69	$10.13	$10.52

Total Return	3.12	% (2)	11.63%	(15.37)%	(3.37)%	(0.91)%	8.92%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,998		$15,325	$153,270	$55,028	$113,380	$89,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.47	% (3)	1.31%	1.25%	1.24%	1.15%	1.25%
After Expense Reimbursement	0.99	% (3)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	7.06	% (3)	6.05%	5.29%	5.87%	5.15%	6.20%
Portfolio Turnover Rate	64.51	% (2)	209.07%	250.10%	223.55%	290.24%	252.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

95

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			June 28, 2013 (Commencement of Operations) through October 31, 2013
			2016	2015	2014
Net Asset Value per Share, Beginning of Period	$10.39		$9.63	$10.97	$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.35	0.24	0.22	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.35		0.65	(1.38)	0.14	0.61

Total from Investment Operations	0.49		1.00	(1.14)	0.36	0.68

Less Distributions:
Distributions from Net Investment Income	(0.38)		(0.24)	(0.20)	(0.07)	—

Net Asset Value per Share, End of Period	$10.50		$10.39	$9.63	$10.97	$10.68

Total Return	5.04	% (2)	10.75%	(10.53)%	3.43%	6.80	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$38,895		$37,173	$39,739	$53,652	$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.55	% (4)	1.57%	1.47%	1.43%	1.72	% (4)
After Expense Reimbursement	1.23	% (4)	1.23%	1.23%	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	2.81	% (4)	3.74%	2.31%	2.04%	2.06	% (4)
Portfolio Turnover Rate	100.31	% (2)	227.75%	145.86%	151.61%	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

96

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			June 28, 2013 (Commencement of Operations) through October 31, 2013
			2016	2015	2014
Net Asset Value per Share, Beginning of Period	$10.35		$9.59	$10.92	$10.62	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.36	0.24	0.22	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.32		0.64	(1.37)	0.15	0.56

Total from Investment Operations	0.49		1.00	(1.13)	0.37	0.62

Less Distributions:
Distributions from Net Investment Income	(0.38)		(0.24)	(0.20)	(0.07)	—

Net Asset Value per Share, End of Period	$10.46		$10.35	$9.59	$10.92	$10.62

Total Return	5.05	% (2)	10.78%	(10.50)%	3.54%	6.20	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,314		$5,088	$4,107	$89	$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.23	% (4)	2.15%	2.15%	48.38%	480.73	% (4)
After Expense Reimbursement	1.23	% (4)	1.23%	1.23%	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	3.28	% (4)	3.79%	2.38%	2.01%	1.72	% (4)
Portfolio Turnover Rate	100.31	% (2)	227.75%	145.86%	151.61%	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

97

TCW International Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			October 31, 2012 (Commencement of Operations) through October 31, 2013
			2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.79		$10.15	$12.31	$12.04	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.12	0.07	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	1.00		(0.26)	(0.65)	0.30	1.99

Total from Investment Operations	1.04		(0.14)	(0.58)	0.40	2.04

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.22)	(0.19)	(0.09)	—
Distributions from Net Realized Gain	—		—	(1.39)	(0.04)	—

Total Distributions	(0.08)		(0.22)	(1.58)	(0.13)	—

Net Asset Value per Share, End of Period	$10.75		$9.79	$10.15	$12.31	$12.04

Total Return	10.65	% (2)	(1.45)%	(4.74)%	3.27%	20.40%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,243		$2,055	$1,316	$1,383	$1,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.17	% (3)	5.64%	5.05%	4.95%	7.74%
After Expense Reimbursement	1.04	% (3)	1.04%	1.04%	1.04%	1.04%
Ratio of Net Investment Income to Average Net Assets	0.85	% (3)	1.23%	0.63%	0.82%	0.46%
Portfolio Turnover Rate	91.00	% (2)	140.02%	223.01%	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

98

TCW International Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			October 31, 2012 (Commencement of Operations) through October 31, 2013
			2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.74		$10.10	$12.27	$12.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.09	0.03	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.99		(0.27)	(0.64)	0.30	1.99

Total from Investment Operations	1.02		(0.18)	(0.61)	0.36	2.01

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.18)	(0.17)	(0.06)	—
Distributions from Net Realized Gain	—		—	(1.39)	(0.04)	—

Total Distributions	(0.05)		(0.18)	(1.56)	(0.10)	—

Net Asset Value per Share, End of Period	$10.71		$9.74	$10.10	$12.27	$12.01

Total Return	10.53	% (2)	(1.77)%	(5.03)%	2.92%	20.10%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,280		$1,158	$1,173	$1,234	$1,201
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.50	% (3)	6.27%	5.18%	5.23%	7.99%
After Expense Reimbursement	1.26	% (3)	1.31%	1.34%	1.34%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.63	% (3)	0.90%	0.32%	0.52%	0.15%
Portfolio Turnover Rate	91.00	% (2)	140.02%	223.01%	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

99

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.17		$8.57	$8.72	$8.92	$7.83	$7.68

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.00	) (2)	0.02	0.01	0.01	(0.01)	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.76		(0.05)	(0.11)	(0.13)	1.55	0.13

Total from Investment Operations	0.76		(0.03)	(0.10)	(0.12)	1.54	0.22

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.37)	(0.05)	(0.08)	(0.45)	(0.07)

Net Asset Value per Share, End of Period	$8.90		$8.17	$8.57	$8.72	$8.92	$7.83

Total Return	9.44	% (3)	(0.49)%	(1.07)%	(1.39)%	20.77%	2.92%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,630		$5,684	$7,274	$19,786	$24,266	$18,354
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.56	% (4)	2.40%	1.67%	1.37%	1.36%	1.32%
After Expense Reimbursement	1.43	% (4)	1.44%	1.44%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.07	% (4)	0.29%	0.17%	0.12%	(0.17)%	1.16%
Portfolio Turnover Rate	108.40	% (3)	128.62%	243.88%	259.88%	301.86%	139.84%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

100

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.17		$8.58	$8.72	$8.92	$7.82	$7.68

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.00	(2)	0.03	0.03	0.00 (2)	(0.02)	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.77		(0.07)	(0.12)	(0.13)	1.56	0.12

Total from Investment Operations	0.77		(0.04)	(0.09)	(0.13)	1.54	0.20

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.37)	(0.05)	(0.07)	(0.44)	(0.06)

Net Asset Value per Share, End of Period	$8.91		$8.17	$8.58	$8.72	$8.92	$7.82

Total Return	9.56	% (3)	(0.60)%	(1.03)%	(1.52)%	20.77%	2.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,995		$3,143	$3,440	$9,437	$11,847	$11,715
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.12	% (4)	2.88%	2.09%	1.75%	1.67%	1.64%
After Expense Reimbursement	1.43	% (4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04	% (4)	0.33%	0.40%	0.04%	(0.23)%	1.00%
Portfolio Turnover Rate	108.40	% (3)	128.62%	243.88%	259.88%	301.86%	139.84%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2017 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

101

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2016 to April 30, 2017)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$1,073.20	1.25%	$6.43
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26

N Class Shares
Actual	$1,000.00	$1,073.20	1.25%	$6.43
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,044.70	0.85%	$4.31
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000.00	$1,042.60	1.14%	$5.77
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.14%	5.71

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,031.10	0.99%	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96

N Class Shares
Actual	$1,000.00	$1,031.20	0.99%	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96

102

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2016 to April 30, 2017)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,050.40	1.23%	$6.25
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16

N Class Shares
Actual	$1,000.00	$1,050.50	1.23%	$6.25
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16

TCW International Growth Fund
I Class Shares
Actual	$1,000.00	$1,106.50	1.04%	$5.43
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

N Class Shares
Actual	$1,000.00	$1,105.30	1.26%	$6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.55	1.26%	6.31

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,094.40	1.43%	$7.43
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

N Class Shares
Actual	$1,000.00	$1,095.60	1.43%	$7.43
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

103

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

104

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

John A. Gavin

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Chief Financial Officer

Jeffrey A. Engelsman

Chief Compliance Officer

Patrick W. Dennis

Assistant Secretary

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Focused Equities Fund

TCW Global Real Estate Fund

TCW High Dividend Equities Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Growth Fund

TCW International Small Cap Fund

FUNDsarINT0417

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing

3

date of this report, based on their evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 23, 2017

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
Chief Financial Officer

Date	June 23, 2017

5